Not FDIC Insured May Lose Value No Bank Guarantee
VIP-Q1PH

Schedules of Investments
(unaudited)
Franklin Allocation VIP Fund 2
Franklin DynaTech VIP Fund 42
Franklin Global Real Estate VIP Fund 46
Franklin Growth and Income VIP Fund 49
Franklin Income VIP Fund 54
Franklin Large Cap Growth VIP Fund 66
Franklin Mutual Global Discovery VIP Fund 69
Franklin Mutual Shares VIP Fund 74
Franklin Rising Dividends VIP Fund 79
Franklin Small Cap Value VIP Fund 82
Franklin Small-Mid Cap Growth VIP Fund 86
Franklin Strategic Income VIP Fund 91
Franklin U.S. Government Securities VIP Fund 122
Franklin VolSmart Allocation VIP Fund 126
Templeton Developing Markets VIP Fund 134
Templeton Foreign VIP Fund 138
Templeton Global Bond VIP Fund 141
Templeton Growth VIP Fund 148
Notes to Schedules of Investments 151

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2024
Franklin Allocation VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 57.5%
Aerospace & Defense 1.4%
BAE Systems plc ..................................... United Kingdom 30,512 $ 520,049
BWX Technologies, Inc. ................................ United States 3,401 349,011
Curtiss-Wright Corp. ................................... United States 813 208,079
Dassault Aviation SA ................................... France 3,264 718,602
Lockheed Martin Corp. ................................. United States 761 346,156
MTU Aero Engines AG ................................. Germany 4,000 1,014,458
Northrop Grumman Corp. ............................... United States 4,191 2,006,064
a
Rolls-Royce Holdings plc ............................... United Kingdom 131,650 708,269
RTX Corp. .......................................... United States 20,451 1,994,586
Textron, Inc. ......................................... United States 941 90,270
7,955,544
Air Freight & Logistics 0.6%
DSV A/S ............................................ Denmark 6,970 1,132,932
Expeditors International of Washington, Inc. ................. United States 2,527 307,207
Nippon Express Holdings, Inc. ............................ Japan 1,700 86,771
United Parcel Service, Inc. , B ............................ United States 14,160 2,104,601
3,631,511
Automobile Components 0.4%
a
Aptiv plc ............................................ United States 3,500 278,775
Continental AG ....................................... Germany 10,266 741,016
a
Forvia SE ........................................... France 37,214 563,816
Valeo SE ............................................ France 47,800 597,582
2,181,189
Automobiles 0.9%
Bayerische Motoren Werke AG ........................... Germany 3,526 406,807
Ford Motor Co. ....................................... United States 6,397 84,952
General Motors Co. .................................... United States 21,616 980,286
Honda Motor Co. Ltd. .................................. Japan 56,800 702,779
Mazda Motor Corp. .................................... Japan 13,500 156,449
Stellantis NV ......................................... United States 22,211 630,964
Subaru Corp. ........................................ Japan 14,000 317,049
a
Tesla, Inc. ........................................... United States 5,810 1,021,340
Thor Industries, Inc. ................................... United States 867 101,734
Toyota Motor Corp. .................................... Japan 23,100 583,813
a
Volvo Car AB , B ...................................... Sweden 15,149 57,344
5,043,517
Banks 2.8%
b
ABN AMRO Bank NV , CVA , 144A , Reg S ................... Netherlands 9,221 157,785
Banco Bilbao Vizcaya Argentaria SA ....................... Spain 48,892 582,203
Bank of America Corp. ................................. United States 60,298 2,286,500
Credit Agricole SA ..................................... France 26,102 389,370
Erste Group Bank AG .................................. Austria 4,146 184,769
First Citizens BancShares, Inc. , A ......................... United States 75 122,625
HDFC Bank Ltd. ...................................... India 34,372 599,531
ING Groep NV ....................................... Netherlands 67,161 1,105,640
Intesa Sanpaolo SpA ................................... Italy 56,460 204,971
Japan Post Bank Co. Ltd. ............................... Japan 4,000 42,978
JPMorgan Chase & Co. ................................. United States 22,589 4,524,577
KB Financial Group, Inc. ................................ South Korea 8,900 463,905
Lloyds Banking Group plc ............................... United Kingdom 1,587,424 1,038,088
Mitsubishi UFJ Financial Group, Inc. ....................... Japan 4,100 41,711
NatWest Group plc .................................... United Kingdom 68,278 228,668
Shinhan Financial Group Co. Ltd. ......................... South Korea 18,448 649,094
Standard Chartered plc ................................. United Kingdom 148,863 1,261,919

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 9,300 $ 543,760
Sumitomo Mitsui Financial Group, Inc. , ADR ................. Japan 53,600 630,872
UniCredit SpA ........................................ Italy 15,840 601,564
US Bancorp ......................................... United States 21,070 941,829
16,602,359
Beverages 0.8%
Asahi Group Holdings Ltd. ............................... Japan 10,000 367,174
Brown-Forman Corp. , B ................................ United States 3,346 172,721
Coca-Cola HBC AG ................................... Italy 5,207 164,530
Constellation Brands, Inc. , A ............................. United States 1,201 326,384
Molson Coors Beverage Co. , B ........................... United States 3,052 205,247
a
Monster Beverage Corp. ................................ United States 21,991 1,303,626
PepsiCo, Inc. ........................................ United States 10,810 1,891,858
4,431,540
Biotechnology 1.2%
AbbVie, Inc. ......................................... United States 8,044 1,464,812
Amgen, Inc. ......................................... United States 3,398 966,119
CSL Ltd. ............................................ United States 4,600 863,087
a
Exelixis, Inc. ......................................... United States 5,175 122,803
a
Genmab A/S ......................................... Denmark 2,900 869,447
Gilead Sciences, Inc. .................................. United States 5,470 400,677
a
Regeneron Pharmaceuticals, Inc. ......................... United States 1,187 1,142,476
a
United Therapeutics Corp. ............................... United States 366 84,077
a
Vertex Pharmaceuticals, Inc. ............................. United States 2,072 866,117
6,779,615
Broadline Retail 1.9%
Alibaba Group Holding Ltd. .............................. China 94,193 851,777
a
Amazon.com, Inc. ..................................... United States 46,395 8,368,730
a
MercadoLibre, Inc. .................................... Brazil 550 831,578
Next plc ............................................ United Kingdom 2,578 300,479
Prosus NV .......................................... China 22,147 693,178
Wesfarmers Ltd. ...................................... Australia 1,515 67,531
11,113,273
Building Products 0.4%
a
Builders FirstSource, Inc. ............................... United States 2,259 471,114
Cie de Saint-Gobain SA ................................ France 6,538 507,415
Kingspan Group plc ................................... Ireland 2,649 241,250
Lennox International, Inc. ............................... United States 184 89,932
Masco Corp. ......................................... United States 1,046 82,509
Owens Corning ....................................... United States 1,492 248,866
Trane Technologies plc ................................. United States 2,656 797,331
2,438,417
Capital Markets 1.7%
3i Group plc ......................................... United Kingdom 15,301 542,491
Affiliated Managers Group, Inc. ........................... United States 543 90,936
Bank of New York Mellon Corp. (The) ...................... United States 3,282 189,109
BlackRock, Inc. ....................................... United States 291 242,607
Blackstone, Inc. ...................................... United States 2,140 281,132
Cboe Global Markets, Inc. ............................... United States 393 72,206
Charles Schwab Corp. (The) ............................. United States 39,112 2,829,362
Deutsche Bank AG .................................... Germany 8,952 140,990
Evercore, Inc. , A ...................................... United States 580 111,702

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
a
Futu Holdings Ltd. , ADR ................................ Hong Kong 800 $ 43,320
Hargreaves Lansdown plc ............................... United Kingdom 8,335 77,351
Intercontinental Exchange, Inc. ........................... United States 5,565 764,798
Intermediate Capital Group plc ........................... United Kingdom 38,000 984,178
Macquarie Group Ltd. .................................. Australia 7,500 975,582
MSCI, Inc. , A ......................................... United States 128 71,738
Partners Group Holding AG .............................. Switzerland 210 299,999
S&P Global, Inc. ...................................... United States 2,444 1,039,800
SEI Investments Co. ................................... United States 1,670 120,073
Singapore Exchange Ltd. ............................... Singapore 6,300 42,993
State Street Corp. ..................................... United States 5,453 421,626
T Rowe Price Group, Inc. ............................... United States 2,486 303,093
Tradeweb Markets, Inc. , A ............................... United States 3,100 322,927
UBS Group AG ....................................... Switzerland 9,508 292,776
10,260,789
Chemicals 1.8%
Air Liquide SA ........................................ France 976 203,046
Air Products and Chemicals, Inc. .......................... United States 8,707 2,109,445
Albemarle Corp. ...................................... United States 5,730 754,870
BASF SE ........................................... Germany 1,405 80,283
CF Industries Holdings, Inc. ............................. United States 3,617 300,971
a,b
Covestro AG , 144A , Reg S .............................. Germany 10,397 568,689
DSM-Firmenich AG .................................... Switzerland 7,500 852,951
Ecolab, Inc. .......................................... United States 1,572 362,975
ICL Group Ltd. ....................................... Israel 12,672 67,260
LG Chem Ltd. ........................................ South Korea 1,972 643,799
Linde plc ............................................ United States 1,585 735,947
LyondellBasell Industries NV , A ........................... United States 705 72,107
Mitsubishi Chemical Group Corp. ......................... Japan 6,800 41,438
Nitto Denko Corp. ..................................... Japan 3,300 301,739
Sherwin-Williams Co. (The) .............................. United States 6,170 2,143,026
Shin-Etsu Chemical Co. Ltd. ............................. Japan 10,000 438,590
Sika AG ............................................ Switzerland 3,400 1,011,728
10,688,864
Commercial Services & Supplies 0.3%
Brambles Ltd. ........................................ Australia 4,294 45,191
Cintas Corp. ......................................... United States 126 86,566
a
Copart, Inc. .......................................... United States 1,537 89,023
Dai Nippon Printing Co. Ltd. ............................. Japan 1,200 36,748
Republic Services, Inc. , A ............................... United States 1,600 306,304
Securitas AB , B ....................................... Sweden 66,270 683,062
Veralto Corp. ......................................... United States 8,720 773,115
2,020,009
Communications Equipment 0.6%
a
Arista Networks, Inc. ................................... United States 2,664 772,507
Cisco Systems, Inc. ................................... United States 20,165 1,006,435
a
F5, Inc. ............................................. United States 1,067 202,292
Motorola Solutions, Inc. ................................. United States 4,903 1,740,467
Telefonaktiebolaget LM Ericsson , B ........................ Sweden 13,779 74,093
3,795,794
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA .............. Spain 4,744 198,662
Eiffage SA ........................................... France 712 80,803

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Construction & Engineering (continued)
EMCOR Group, Inc. ................................... United States 760 $ 266,152
545,617
Construction Materials 0.5%
CRH plc ............................................ United States 14,679 1,266,844
Eagle Materials, Inc. ................................... United States 333 90,493
Martin Marietta Materials, Inc. ............................ United States 3,006 1,845,504
3,202,841
Consumer Finance 0.5%
American Express Co. ................................. United States 8,280 1,885,273
Capital One Financial Corp. ............................. United States 5,220 777,206
Synchrony Financial ................................... United States 6,929 298,778
2,961,257
Consumer Staples Distribution & Retail 0.7%
Albertsons Cos., Inc. , A ................................. United States 3,666 78,599
Carrefour SA ......................................... France 3,518 60,346
Casey's General Stores, Inc. ............................. United States 483 153,812
Costco Wholesale Corp. ................................ United States 603 441,776
Jeronimo Martins SGPS SA ............................. Portugal 2,975 59,022
Koninklijke Ahold Delhaize NV ............................ Netherlands 7,055 211,089
Kroger Co. (The) ...................................... United States 11,471 655,338
MatsukiyoCocokara & Co. ............................... Japan 1,900 30,506
Target Corp. ......................................... United States 4,000 708,840
Tesco plc ........................................... United Kingdom 111,394 417,190
Walmart, Inc. ........................................ United States 20,223 1,216,818
4,033,336
Containers & Packaging 0.4%
Packaging Corp. of America ............................. United States 440 83,503
SIG Group AG ....................................... Switzerland 40,000 887,020
Smurfit Kappa Group plc ................................ Ireland 28,301 1,290,348
2,260,871
Diversified Consumer Services 0.0%
†
H&R Block, Inc. ....................................... United States 2,477 121,645
Pearson plc ......................................... United Kingdom 3,106 40,895
162,540
Diversified REITs 0.0%
†
Stockland ........................................... Australia 38,884 122,869
Diversified Telecommunication Services 0.1%
AT&T, Inc. ........................................... United States 9,282 163,363
Deutsche Telekom AG .................................. Germany 20,585 499,667
Telenor ASA ......................................... Norway 14,525 161,523
824,553
Electric Utilities 0.7%
BKW AG ............................................ Switzerland 505 77,605
Chubu Electric Power Co., Inc. ........................... Japan 15,700 205,282
Edison International ................................... United States 21,790 1,541,207
Endesa SA .......................................... Spain 6,050 112,171
Entergy Corp. ........................................ United States 693 73,236
Kansai Electric Power Co., Inc. (The) ...................... Japan 15,800 225,432
NextEra Energy, Inc. ................................... United States 13,167 841,503
NRG Energy, Inc. ..................................... United States 2,201 148,986

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities (continued)
OGE Energy Corp. .................................... United States 2,055 $ 70,486
a,b
Orsted A/S , 144A , Reg S ................................ Denmark 14,150 790,634
PPL Corp. ........................................... United States 3,037 83,609
Southern Co. (The) .................................... United States 1,158 83,075
4,253,226
Electrical Equipment 0.7%
ABB Ltd. ............................................ Switzerland 5,335 247,506
Acuity Brands, Inc. .................................... United States 511 137,321
AMETEK, Inc. ........................................ United States 1,329 243,074
Eaton Corp. plc ....................................... United States 5,625 1,758,825
Emerson Electric Co. .................................. United States 700 79,394
Hubbell, Inc. , B ....................................... United States 889 368,980
Mitsubishi Electric Corp. ................................ Japan 9,700 162,357
nVent Electric plc ..................................... United States 2,583 194,758
Prysmian SpA ........................................ Italy 5,439 283,652
Vertiv Holdings Co. , A .................................. United States 5,656 461,926
3,937,793
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. , A .................................... United States 6,734 776,767
Azbil Corp. .......................................... Japan 2,800 77,459
Jabil, Inc. ........................................... United States 2,326 311,568
Keyence Corp. ....................................... Japan 200 92,846
TD Synnex Corp. ..................................... United States 689 77,926
TDK Corp. .......................................... Japan 4,200 206,240
TE Connectivity Ltd. ................................... United States 4,473 649,658
Vontier Corp. ......................................... United States 2,266 102,786
Yokogawa Electric Corp. ................................ Japan 5,500 126,653
2,421,903
Energy Equipment & Services 0.2%
SBM Offshore NV ..................................... Netherlands 43,246 690,679
TechnipFMC plc ...................................... United Kingdom 3,747 94,087
a
Tecnicas Reunidas SA ................................. Spain 27,960 226,929
1,011,695
Entertainment 0.9%
Capcom Co. Ltd. ...................................... Japan 8,000 149,863
CTS Eventim AG & Co. KGaA ............................ Germany 13,000 1,155,814
Electronic Arts, Inc. .................................... United States 4,291 569,287
a
Netflix, Inc. .......................................... United States 3,096 1,880,294
Nintendo Co. Ltd. ..................................... Japan 1,200 65,473
a
ROBLOX Corp. , A ..................................... United States 3,865 147,566
a
Spotify Technology SA .................................. United States 1,750 461,825
Walt Disney Co. (The) .................................. United States 5,490 671,756
5,101,878
Financial Services 2.1%
a
Berkshire Hathaway, Inc. , B .............................. United States 7,743 3,256,086
Eurazeo SE ......................................... France 1,076 94,280
a
Euronet Worldwide, Inc. ................................ United States 743 81,678
EXOR NV ........................................... Netherlands 2,235 248,714
Industrivarden AB , A ................................... Sweden 3,137 107,862
Investor AB , B ........................................ Sweden 4,182 104,926
Mastercard, Inc. , A .................................... United States 4,767 2,295,644
MGIC Investment Corp. ................................. United States 4,831 108,021

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services (continued)
a
PayPal Holdings, Inc. .................................. United States 7,495 $ 502,090
Visa, Inc. , A .......................................... United States 18,522 5,169,120
Western Union Co. (The) ................................ United States 6,056 84,663
12,053,084
Food Products 0.3%
Bunge Global SA ..................................... United States 2,638 270,448
Chocoladefabriken Lindt & Spruengli AG .................... Switzerland 17 203,481
Ingredion, Inc. ........................................ United States 703 82,146
Lamb Weston Holdings, Inc. ............................. United States 1,232 131,245
MEIJI Holdings Co. Ltd. ................................. Japan 4,000 87,325
Nestle SA ........................................... United States 4,602 488,989
Nestle SA , ADR ...................................... United States 2,850 302,670
Nissin Foods Holdings Co. Ltd. ........................... Japan 4,000 110,265
Salmar ASA ......................................... Norway 710 46,850
b
WH Group Ltd. , 144A , Reg S ............................ Hong Kong 194,000 128,057
1,851,476
Gas Utilities 0.0%
†
Tokyo Gas Co. Ltd. .................................... Japan 8,900 202,309
UGI Corp. ........................................... United States 3,272 80,295
282,604
Ground Transportation 0.8%
Canadian Pacific Kansas City Ltd. ......................... Canada 3,560 313,885
CSX Corp. .......................................... United States 2,123 78,700
JB Hunt Transport Services, Inc. .......................... United States 1,150 229,138
Landstar System, Inc. .................................. United States 600 115,656
Ryder System, Inc. .................................... United States 749 90,022
a
Saia, Inc. ........................................... United States 433 253,305
a
Uber Technologies, Inc. ................................. United States 15,610 1,201,814
Union Pacific Corp. .................................... United States 6,038 1,484,925
a
XPO, Inc. ........................................... United States 6,745 823,092
4,590,537
Health Care Equipment & Supplies 1.7%
Abbott Laboratories .................................... United States 2,669 303,358
Alcon, Inc. , ( CHF Traded) ............................... Switzerland 12,500 1,033,951
Alcon, Inc. , ( USD Traded) ............................... Switzerland 7,092 590,692
Asahi Intecc Co. Ltd. ................................... Japan 45,000 788,339
Becton Dickinson & Co. ................................. United States 5,968 1,476,782
BioMerieux .......................................... France 903 99,591
a
Boston Scientific Corp. ................................. United States 4,689 321,150
Cochlear Ltd. ........................................ Australia 5,329 1,172,013
a
Demant A/S ......................................... Denmark 2,494 123,952
a
Edwards Lifesciences Corp. ............................. United States 2,534 242,149
a
Haemonetics Corp. .................................... United States 1,895 161,738
Hoya Corp. .......................................... Japan 3,800 475,238
a
IDEXX Laboratories, Inc. ................................ United States 346 186,816
a
Intuitive Surgical, Inc. .................................. United States 4,500 1,795,905
Straumann Holding AG ................................. Switzerland 253 40,370
Stryker Corp. ........................................ United States 3,880 1,388,536
10,200,580
Health Care Providers & Services 1.7%
Cardinal Health, Inc. ................................... United States 4,461 499,186
Cencora, Inc. ........................................ United States 332 80,673

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
a
Centene Corp. ....................................... United States 9,747 $ 764,944
CVS Health Corp. ..................................... United States 17,650 1,407,764
Elevance Health, Inc. .................................. United States 2,148 1,113,824
Laboratory Corp. of America Holdings ...................... United States 832 181,759
McKesson Corp. ...................................... United States 5,056 2,714,313
a
Molina Healthcare, Inc. ................................. United States 743 305,247
UnitedHealth Group, Inc. ................................ United States 6,420 3,175,974
10,243,684
Health Care Technology 0.1%
M3, Inc. ............................................ Japan 2,800 40,293
a
Veeva Systems, Inc. , A ................................. United States 1,383 320,427
360,720
Hotels, Restaurants & Leisure 0.6%
a
Airbnb, Inc. , A ........................................ United States 912 150,444
Amadeus IT Group SA ................................. Spain 14,500 930,809
Aristocrat Leisure Ltd. .................................. Australia 4,051 113,432
Booking Holdings, Inc. ................................. United States 331 1,200,828
a
Chipotle Mexican Grill, Inc. , A ............................ United States 51 148,245
Domino's Pizza, Inc. ................................... United States 186 92,420
a
Expedia Group, Inc. ................................... United States 509 70,115
InterContinental Hotels Group plc ......................... United Kingdom 3,494 363,039
b
La Francaise des Jeux SAEM , 144A , Reg S ................. France 2,448 99,770
a
Royal Caribbean Cruises Ltd. ............................ United States 3,134 435,657
Whitbread plc ........................................ United Kingdom 1,287 53,803
Zensho Holdings Co. Ltd. ............................... Japan 2,200 91,481
3,750,043
Household Durables 0.6%
Barratt Developments plc ............................... United Kingdom 112,090 672,720
Lennar Corp. , A ....................................... United States 4,448 764,967
a
NVR, Inc. ........................................... United States 32 259,199
Panasonic Holdings Corp. ............................... Japan 21,400 204,223
Persimmon plc ....................................... United Kingdom 42,992 712,773
PulteGroup, Inc. ...................................... United States 3,859 465,473
Sekisui House Ltd. .................................... Japan 2,300 52,385
Taylor Wimpey plc ..................................... United Kingdom 86,910 150,244
Toll Brothers, Inc. ..................................... United States 1,848 239,076
3,521,060
Household Products 0.1%
Colgate-Palmolive Co. ................................. United States 3,733 336,157
Procter & Gamble Co. (The) ............................. United States 466 75,608
411,765
Independent Power and Renewable Electricity Producers 0.1%
RWE AG ............................................ Germany 1,285 43,672
Vistra Corp. .......................................... United States 5,810 404,666
448,338
Industrial Conglomerates 0.2%
Hitachi Ltd. .......................................... Japan 6,900 630,484
Siemens AG ......................................... Germany 1,441 275,130
905,614

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial REITs 0.1%
Goodman Group ...................................... Australia 12,828 $ 282,566
Prologis, Inc. ......................................... United States 2,156 280,755
STAG Industrial, Inc. ................................... United States 1,884 72,421
635,742
Insurance 1.4%
Aegon Ltd. .......................................... Netherlands 39,467 240,770
Aflac, Inc. ........................................... United States 7,791 668,935
Ageas SA/NV ........................................ Belgium 4,013 185,896
AIA Group Ltd. ....................................... Hong Kong 79,346 533,730
American International Group, Inc. ........................ United States 1,128 88,176
AXA SA ............................................. France 1,321 49,609
Hartford Financial Services Group, Inc. (The) ................ United States 1,668 171,887
Japan Post Insurance Co. Ltd. ........................... Japan 4,000 76,456
Loews Corp. ......................................... United States 3,287 257,339
Marsh & McLennan Cos., Inc. ............................ United States 8,577 1,766,691
Medibank Pvt Ltd. ..................................... Australia 20,647 50,588
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen .. Germany 1,079 526,680
NN Group NV ........................................ Netherlands 5,746 265,252
Old Republic International Corp. .......................... United States 4,381 134,584
Progressive Corp. (The) ................................ United States 4,778 988,186
Prudential plc , ( GBP Traded) ............................. Hong Kong 52,981 496,847
Prudential plc , ( HKD Traded) ............................. Hong Kong 7,250 67,895
Travelers Cos., Inc. (The) ............................... United States 6,527 1,502,124
8,071,645
Interactive Media & Services 2.0%
a
Alphabet, Inc. , A ...................................... United States 26,508 4,000,852
a
Alphabet, Inc. , C ...................................... United States 8,773 1,335,777
b
Auto Trader Group plc , 144A , Reg S ....................... United Kingdom 20,878 184,357
Meta Platforms, Inc. , A ................................. United States 12,463 6,051,784
11,572,770
IT Services 0.4%
Keywords Studios plc .................................. Ireland 60,000 985,913
NEC Corp. .......................................... Japan 2,300 167,901
Otsuka Corp. ........................................ Japan 4,200 89,112
a
Shopify, Inc. , A ....................................... Canada 12,700 980,059
a
Snowflake, Inc. , A ..................................... United States 997 161,115
2,384,100
Leisure Products 0.0%
†
Bandai Namco Holdings, Inc. ............................ Japan 3,800 70,505
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc. ............................... United States 3,009 437,839
Danaher Corp. ....................................... United States 3,104 775,131
a
Evotec SE ........................................... Germany 58,000 903,906
a
Medpace Holdings, Inc. ................................. United States 380 153,577
a
Mettler-Toledo International, Inc. .......................... United States 504 670,970
Tecan Group AG ...................................... Switzerland 1,900 787,270
Thermo Fisher Scientific, Inc. ............................ United States 5,489 3,190,262
West Pharmaceutical Services, Inc. ........................ United States 929 367,615
7,286,570
Machinery 1.4%
Allison Transmission Holdings, Inc. ........................ United States 1,465 118,899
Atlas Copco AB , A ..................................... Sweden 25,817 435,936

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
CNH Industrial NV ..................................... United States 67,405 $ 873,569
Deere & Co. ......................................... United States 2,540 1,043,280
Dover Corp. ......................................... United States 983 174,178
Illinois Tool Works, Inc. ................................. United States 6,169 1,655,328
Ingersoll Rand, Inc. .................................... United States 4,826 458,229
Interroll Holding AG .................................... Switzerland 270 897,292
ITT, Inc. ............................................ United States 1,284 174,663
Komatsu Ltd. ........................................ Japan 11,000 325,477
Makita Corp. ......................................... Japan 5,200 147,777
Otis Worldwide Corp. .................................. United States 8,649 858,586
Rational AG ......................................... Germany 126 108,556
Schindler Holding AG .................................. Switzerland 534 130,307
Snap-on, Inc. ........................................ United States 896 265,413
Toyota Industries Corp. ................................. Japan 1,000 104,624
Wartsila OYJ Abp ..................................... Finland 9,841 149,552
Xylem, Inc. .......................................... United States 2,755 356,056
8,277,722
Marine Transportation 0.0%
†
AP Moller - Maersk A/S , A ............................... Denmark 66 84,561
Nippon Yusen KK ..................................... Japan 6,600 181,185
265,746
Media 0.5%
a
Charter Communications, Inc. , A .......................... United States 1,827 530,981
Comcast Corp. , A ..................................... United States 52,432 2,272,927
New York Times Co. (The) , A ............................. United States 1,558 67,337
Publicis Groupe SA .................................... France 2,113 230,350
3,101,595
Metals & Mining 0.7%
ArcelorMittal SA ...................................... Luxembourg 12,173 334,585
BHP Group Ltd. ...................................... Australia 8,350 241,431
BlueScope Steel Ltd. ................................... Australia 10,976 170,711
Fortescue Ltd. ........................................ Australia 24,845 415,782
Freeport-McMoRan, Inc. ................................ United States 16,360 769,247
JFE Holdings, Inc. ..................................... Japan 11,000 182,298
Nucor Corp. ......................................... United States 4,591 908,559
Pilbara Minerals Ltd. ................................... Australia 62,498 155,961
Reliance, Inc. ........................................ United States 954 318,808
Steel Dynamics, Inc. ................................... United States 2,746 407,040
Sumitomo Metal Mining Co. Ltd. .......................... Japan 14,165 422,944
voestalpine AG ....................................... Austria 2,636 73,944
4,401,310
Multi-Utilities 0.7%
Centrica plc ......................................... United Kingdom 119,245 192,215
Consolidated Edison, Inc. ............................... United States 1,100 99,891
Public Service Enterprise Group, Inc. ...................... United States 4,807 321,011
Sempra ............................................. United States 38,124 2,738,447
WEC Energy Group, Inc. ................................ United States 12,090 992,831
4,344,395
Oil, Gas & Consumable Fuels 2.3%
BP plc .............................................. United Kingdom 341,806 2,144,126
Cheniere Energy, Inc. .................................. United States 3,095 499,162
Chevron Corp. ....................................... United States 9,781 1,542,855

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips ....................................... United States 24,753 $ 3,150,562
Galp Energia SGPS SA , B .............................. Portugal 17,658 291,915
HF Sinclair Corp. ..................................... United States 2,222 134,142
Inpex Corp. .......................................... Japan 9,900 150,482
Marathon Petroleum Corp. .............................. United States 5,122 1,032,083
Phillips 66 ........................................... United States 4,134 675,247
Repsol SA ........................................... Spain 25,600 427,275
Shell plc ............................................ Netherlands 52,013 1,725,629
TotalEnergies SE ..................................... France 6,454 443,946
Valero Energy Corp. ................................... United States 6,029 1,029,090
13,246,514
Paper & Forest Products 0.0%
†
Mondi plc ........................................... Austria 4,788 84,326
Passenger Airlines 0.0%
†
a
Qantas Airways Ltd. ................................... Australia 10,987 39,005
Personal Care Products 0.4%
Beiersdorf AG ........................................ Germany 2,117 308,215
Estee Lauder Cos., Inc. (The) , A .......................... United States 3,460 533,359
Haleon plc , ADR ...................................... United States 113,630 964,719
L'Oreal SA .......................................... France 1,277 604,723
2,411,016
Pharmaceuticals 2.2%
c
AstraZeneca plc ...................................... United Kingdom 7,321 983,453
AstraZeneca plc , ADR .................................. United Kingdom 5,114 346,474
Chugai Pharmaceutical Co. Ltd. .......................... Japan 10,400 397,414
Daiichi Sankyo Co. Ltd. ................................. Japan 29,000 922,687
Eli Lilly & Co. ........................................ United States 4,218 3,281,435
GSK plc ............................................ United States 24,110 517,610
Hikma Pharmaceuticals plc .............................. Jordan 2,579 62,384
Ipsen SA ............................................ France 934 111,137
Johnson & Johnson ................................... United States 8,607 1,361,541
Merck & Co., Inc. ..................................... United States 12,209 1,610,978
Novartis AG ......................................... Switzerland 7,965 771,520
Novo Nordisk A/S , B ................................... Denmark 9,631 1,235,321
Otsuka Holdings Co. Ltd. ............................... Japan 8,500 353,052
Roche Holding AG .................................... United States 1,064 271,675
Shionogi & Co. Ltd. .................................... Japan 6,300 321,920
Zoetis, Inc. , A ........................................ United States 3,011 509,491
13,058,092
Professional Services 0.5%
Adecco Group AG ..................................... Switzerland 16,951 670,658
Automatic Data Processing, Inc. .......................... United States 187 46,701
Experian plc ......................................... United States 23,000 1,002,099
Randstad NV ........................................ Netherlands 2,447 129,209
Recruit Holdings Co. Ltd. ............................... Japan 2,700 118,541
RELX plc ........................................... United Kingdom 2,724 117,464
Robert Half, Inc. ...................................... United States 1,906 151,108
Science Applications International Corp. .................... United States 595 77,582
Verisk Analytics, Inc. , A ................................. United States 1,223 288,298
Wolters Kluwer NV .................................... Netherlands 768 120,255
2,721,915

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Real Estate Management & Development 0.1%
CK Asset Holdings Ltd. ................................. Hong Kong 16,000 $ 65,931
Daiwa House Industry Co. Ltd. ........................... Japan 6,800 202,392
Hulic Co. Ltd. ........................................ Japan 8,000 82,157
Swire Pacific Ltd. , A ................................... Hong Kong 10,500 86,440
436,920
Residential REITs 0.0%
†
Essex Property Trust, Inc. ............................... United States 327 80,053
Retail REITs 0.2%
Brixmor Property Group, Inc. ............................. United States 3,199 75,016
Klepierre SA ......................................... France 4,023 104,133
NNN REIT, Inc. ....................................... United States 1,946 83,172
Simon Property Group, Inc. .............................. United States 5,728 896,375
1,158,696
Semiconductors & Semiconductor Equipment 5.5%
Applied Materials, Inc. .................................. United States 5,184 1,069,096
a
ARM Holdings plc , ADR ................................ United States 900 112,491
ASM International NV .................................. Netherlands 88 53,889
ASML Holding NV ..................................... Netherlands 2,018 1,956,283
ASML Holding NV , ADR ................................ Netherlands 1,802 1,748,787
BE Semiconductor Industries NV .......................... Netherlands 1,769 270,961
Broadcom, Inc. ....................................... United States 1,217 1,613,024
a
Cirrus Logic, Inc. ...................................... United States 884 81,823
Disco Corp. .......................................... Japan 3,300 1,206,181
Infineon Technologies AG ............................... Germany 25,965 882,913
Intel Corp. ........................................... United States 84,535 3,733,911
KLA Corp. ........................................... United States 904 631,507
Lam Research Corp. ................................... United States 2,035 1,977,145
a
Lattice Semiconductor Corp. ............................. United States 1,786 139,719
Microchip Technology, Inc. .............................. United States 19,910 1,786,126
Monolithic Power Systems, Inc. ........................... United States 1,083 733,646
NVIDIA Corp. ........................................ United States 11,794 10,656,587
NXP Semiconductors NV ............................... China 3,703 917,492
QUALCOMM, Inc. ..................................... United States 587 99,379
SCREEN Holdings Co. Ltd. .............................. Japan 2,100 272,257
STMicroelectronics NV ................................. Singapore 9,240 397,655
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 45,586 1,092,085
Texas Instruments, Inc. ................................. United States 3,555 619,317
32,052,274
Software 5.5%
a
Adobe, Inc. .......................................... United States 3,649 1,841,285
a
ANSYS, Inc. ......................................... United States 298 103,454
a
AppLovin Corp. , A ..................................... United States 3,388 234,517
a
Atlassian Corp. , A ..................................... United States 2,207 430,608
a
Autodesk, Inc. ........................................ United States 2,030 528,653
a
BILL Holdings, Inc. .................................... United States 3,236 222,378
a
Cadence Design Systems, Inc. ........................... United States 2,875 894,930
a
Check Point Software Technologies Ltd. .................... Israel 1,328 217,805
a
Crowdstrike Holdings, Inc. , A ............................. United States 560 179,530
a
CyberArk Software Ltd. ................................. United States 3,542 940,861
a
DocuSign, Inc. , A ..................................... United States 3,449 205,388
a
Dropbox, Inc. , A ...................................... United States 4,303 104,563
a
Fair Isaac Corp. ...................................... United States 434 542,331
Intuit, Inc. ........................................... United States 3,259 2,118,350
a
Kinaxis, Inc. ......................................... Canada 8,800 1,000,554

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Manhattan Associates, Inc. .............................. United States 953 $ 238,469
Microsoft Corp. ....................................... United States 30,305 12,749,920
a
Monday.com Ltd. ...................................... United States 3,900 880,893
a
Nice Ltd. , ADR ....................................... Israel 3,500 912,170
Oracle Corp. ......................................... United States 5,799 728,412
a
Palo Alto Networks, Inc. ................................ United States 2,797 794,712
a
Procore Technologies, Inc. .............................. United States 200 16,434
a
PTC, Inc. ........................................... United States 3,021 570,788
Sage Group plc (The) .................................. United Kingdom 21,825 348,781
Salesforce, Inc. ....................................... United States 4,536 1,366,152
SAP SE ............................................ Germany 2,307 449,196
a
ServiceNow, Inc. ...................................... United States 1,610 1,227,464
a
Synopsys, Inc. ....................................... United States 1,437 821,245
a
Tyler Technologies, Inc. ................................. United States 284 120,703
a
Workday, Inc. , A ...................................... United States 4,383 1,195,463
a
Xero Ltd. ............................................ New Zealand 2,662 231,140
32,217,149
Specialized REITs 0.3%
American Tower Corp. .................................. United States 4,586 906,148
Equinix, Inc. ......................................... United States 642 529,862
Public Storage ....................................... United States 268 77,736
VICI Properties, Inc. , A ................................. United States 4,532 135,008
1,648,754
Specialty Retail 0.6%
a
AutoZone, Inc. ....................................... United States 28 88,246
Best Buy Co., Inc. ..................................... United States 1,048 85,967
Home Depot, Inc. (The) ................................. United States 3,325 1,275,470
Industria de Diseno Textil SA ............................. Spain 10,555 531,486
JD Sports Fashion plc .................................. United Kingdom 207,850 353,079
Murphy USA, Inc. ..................................... United States 316 132,467
a
O'Reilly Automotive, Inc. ................................ United States 404 456,068
TJX Cos., Inc. (The) ................................... United States 832 84,382
a
Ulta Beauty, Inc. ...................................... United States 166 86,798
Williams-Sonoma, Inc. ................................. United States 1,043 331,184
3,425,147
Technology Hardware, Storage & Peripherals 1.7%
Apple, Inc. .......................................... United States 42,292 7,252,232
FUJIFILM Holdings Corp. ............................... Japan 3,900 87,567
Logitech International SA ............................... Switzerland 661 59,235
NetApp, Inc. ......................................... United States 3,278 344,092
Samsung Electronics Co. Ltd. ............................ South Korea 32,703 1,960,352
Seiko Epson Corp. .................................... Japan 4,800 83,959
9,787,437
Textiles, Apparel & Luxury Goods 0.7%
Burberry Group plc .................................... United Kingdom 6,838 104,588
a
Deckers Outdoor Corp. ................................. United States 421 396,271
Hermes International SCA ............................... France 80 204,453
Kering SA ........................................... France 1,634 647,170
LVMH Moet Hennessy Louis Vuitton SE .................... France 435 391,393
NIKE, Inc. , B ......................................... United States 9,674 909,163
Pandora A/S ......................................... Denmark 1,955 315,528
Puma SE ........................................... Germany 20,000 905,083
PVH Corp. .......................................... United States 643 90,412
Ralph Lauren Corp. , A .................................. United States 583 109,464

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods (continued)
Swatch Group AG (The) , N .............................. Switzerland 1,234 $ 55,958
4,129,483
Tobacco 0.2%
Altria Group, Inc. ...................................... United States 1,743 76,030
Imperial Brands plc .................................... United Kingdom 26,057 582,448
Japan Tobacco, Inc. ................................... Japan 8,300 221,279
879,757
Trading Companies & Distributors 0.6%
a
Core & Main, Inc. , A ................................... United States 2,151 123,145
Fastenal Co. ......................................... United States 8,123 626,608
Mitsubishi Corp. ...................................... Japan 26,900 621,651
RS Group plc ........................................ United Kingdom 73,000 669,291
Toyota Tsusho Corp. ................................... Japan 5,100 350,198
WW Grainger, Inc. ..................................... United States 1,168 1,188,206
3,579,099
Transportation Infrastructure 0.0%
†
b
Aena SME SA , 144A , Reg S ............................. Spain 423 83,308
Water Utilities 0.0%
†
American Water Works Co., Inc. .......................... United States 1,503 183,682
Total Common Stocks (Cost $ 229,748,095 ) .....................................
338,037,032
Management Investment Companies 1.9%
Capital Markets 1.9%
Schwab U.S. TIPS ETF ................................. United States 207,048 10,799,624
Total Management Investment Companies (Cost $ 12,735,005 ) ....................
10,799,624
Preferred Stocks 0.1%
Household Products 0.0%
†
d
Henkel AG & Co. KGaA , 2.48% ........................... Germany 2,288 183,892
Life Sciences Tools & Services 0.1%
a
Sartorius AG ......................................... Germany 1,200 476,510
a
Total Preferred Stocks (Cost $ 589,871 ) .........................................
660,402
Rights
Rights 0.0%
Tobacco 0.0%
a,e
Swedish Match AB , 2/23/28 .............................. Sweden 17,324 —
Total Rights (Cost $ 182,401 ) ..................................................
—
Units
Limited Partnerships 0.3%
Oil, Gas & Consumable Fuels 0.3%
Enterprise Products Partners LP .......................... United States 64,794 1,890,689
1,890,689
Total Limited Partnerships (Cost $ 1,660,976 ) ...................................
1,890,689

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 10.9%
Aerospace & Defense 0.2%
Boeing Co. (The) ,
Senior Bond , 3.2% , 3/01/29 ............................ United States 20,000 $ 17,879
Senior Bond , 3.25% , 2/01/35 ........................... United States 10,000 7,875
Senior Bond , 3.5% , 3/01/39 ............................ United States 200,000 148,506
Senior Bond , 5.705% , 5/01/40 .......................... United States 10,000 9,579
Senior Note , 4.875% , 5/01/25 .......................... United States 70,000 69,233
Senior Note , 5.15% , 5/01/30 ........................... United States 50,000 48,400
General Dynamics Corp. , Senior Bond , 4.25% , 4/01/50 .........
United States 10,000 8,722
Howmet Aerospace, Inc. , Senior Note , 3% , 1/15/29 ............
United States 150,000 135,608
Lockheed Martin Corp. ,
Senior Bond , 3.9% , 6/15/32 ............................ United States 10,000 9,392
Senior Bond , 4.15% , 6/15/53 ........................... United States 50,000 42,243
Senior Bond , 5.2% , 2/15/64 ............................ United States 10,000 9,896
Northrop Grumman Corp. ,
Senior Bond , 3.25% , 1/15/28 ........................... United States 10,000 9,452
Senior Bond , 5.25% , 5/01/50 ........................... United States 190,000 186,588
Senior Note , 2.93% , 1/15/25 ........................... United States 20,000 19,632
RTX Corp. ,
Senior Bond , 4.125% , 11/16/28 ......................... United States 20,000 19,356
Senior Bond , 4.15% , 5/15/45 ........................... United States 20,000 16,638
Senior Bond , 3.125% , 7/01/50 .......................... United States 30,000 20,502
Senior Bond , 3.03% , 3/15/52 ........................... United States 200,000 132,595
Senior Note , 6% , 3/15/31 ............................. United States 20,000 21,037
933,133
Air Freight & Logistics 0.0%
†
United Parcel Service, Inc. , Senior Bond , 3.75% , 11/15/47 .......
United States 100,000 80,171
Automobile Components 0.0%
†
Aptiv plc , Senior Bond , 3.1% , 12/01/51 .....................
United States 150,000 94,698
Automobiles 0.0%
†
Ford Motor Co. , Senior Bond , 6.1% , 8/19/32 .................
United States 20,000 20,279
General Motors Co. , Senior Bond , 6.6% , 4/01/36 ..............
United States 20,000 21,279
b
Hyundai Capital America , Senior Note , 144A, 5.35% , 3/19/29 .... United States 250,000 251,047
292,605
Banks 2.4%
b ,f
ABN AMRO Bank NV , Senior Note , 144A, FRN , 6.339% , ( 1-year
CMT T-Note + 1.65% ), 9/18/27 .......................... Netherlands 200,000 203,510
Bank of America Corp. ,
Senior Bond , 3.419% to 12/19/27, FRN thereafter , 12/20/28 ... United States 80,000 75,073
Senior Bond , 3.974% to 2/06/29, FRN thereafter , 2/07/30 ..... United States 230,000 218,052
Senior Bond , 1.922% to 10/23/30, FRN thereafter , 10/24/31 ... United States 200,000 163,024
Senior Bond , 2.572% to 10/19/31, FRN thereafter , 10/20/32 ... United States 90,000 74,696
Senior Bond , 4.571% to 4/26/32, FRN thereafter , 4/27/33 ..... United States 70,000 66,518
Senior Bond , 5.468% to 1/22/34, FRN thereafter , 1/23/35 ..... United States 240,000 241,655
Senior Bond , 5% , 1/21/44 ............................. United States 20,000 19,371
Senior Bond , 4.083% to 3/19/50, FRN thereafter , 3/20/51 ..... United States 100,000 82,063
Senior Note , 1.319% to 6/18/25, FRN thereafter , 6/19/26 ...... United States 150,000 142,628
Senior Note , 6.204% to 11/09/27, FRN thereafter , 11/10/28 .... United States 1,030,000 1,065,970
Sub. Bond , 4% , 1/22/25 .............................. United States 20,000 19,740
Sub. Bond , 4.25% , 10/22/26 ........................... United States 100,000 97,861
Sub. Bond , 2.482% to 9/20/31, FRN thereafter , 9/21/36 ....... United States 10,000 8,004
L , Sub. Bond , 4.183% , 11/25/27 ........................ United States 200,000 194,205

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Bank of Montreal , Senior Note , 1.85% , 5/01/25 ...............
Canada 30,000 $ 28,899
Bank of Nova Scotia (The) ,
Senior Note , 3.45% , 4/11/25 ........................... Canada 50,000 49,024
Sub. Bond , 4.588% to 5/03/32, FRN thereafter , 5/04/37 ....... Canada 10,000 9,073
b
BNP Paribas SA ,
f
144A, FRN , 5.176% , ( SOFR + 1.52% ), 1/09/30 ............. France 250,000 250,129
Senior Note , 144A, 2.819% to 11/18/24, FRN thereafter , 11/19/25 France 200,000 196,171
Senior Note , 144A, 1.675% to 6/29/26, FRN thereafter , 6/30/27 . France 200,000 184,300
b
BPCE SA ,
Senior Note , 144A, 2.045% to 10/18/26, FRN thereafter , 10/19/27 France 250,000 228,167
Sub. Bond , 144A, 5.15% , 7/21/24 ....................... France 400,000 398,360
Citigroup, Inc. ,
Senior Bond , 2.572% to 6/02/30, FRN thereafter , 6/03/31 ..... United States 510,000 435,939
Senior Bond , 4.91% to 5/23/32, FRN thereafter , 5/24/33 ...... United States 80,000 77,157
Senior Bond , 2.904% to 11/02/41, FRN thereafter , 11/03/42 .... United States 30,000 21,562
Senior Note , 3.352% to 4/23/24, FRN thereafter , 4/24/25 ...... United States 750,000 748,766
Senior Note , 3.29% to 3/16/25, FRN thereafter , 3/17/26 ....... United States 40,000 39,100
Senior Note , 4.658% to 5/23/27, FRN thereafter , 5/24/28 ...... United States 120,000 118,232
Senior Note , 5.174% to 2/12/29, FRN thereafter , 2/13/30 ...... United States 300,000 298,688
Sub. Bond , 5.5% , 9/13/25 ............................. United States 10,000 9,999
Sub. Bond , 4.45% , 9/29/27 ............................ United States 40,000 38,923
Sub. Bond , 5.3% , 5/06/44 ............................. United States 20,000 19,446
b ,f
Commonwealth Bank of Australia , Senior Note , 144A, FRN , 6.082% ,
( SOFR + 0.74% ), 3/14/25 .............................. Australia 230,000 231,198
b
Cooperatieve Rabobank UA , Senior Note , 144A, 3.649% to 4/05/27,
FRN thereafter , 4/06/28 ............................... Netherlands 250,000 238,124
b ,f
Danske Bank A/S ,
144A, FRN , 5.427% , ( 1-year CMT T-Note + 0.95% ), 3/01/28 ... Denmark 200,000 200,490
144A, FRN , 5.705% , ( 1-year CMT T-Note + 1.4% ), 3/01/30 .... Denmark 200,000 201,356
HSBC Holdings plc ,
Senior Note , 0.976% to 5/23/24, FRN thereafter , 5/24/25 ...... United Kingdom 200,000 198,469
Senior Note , 1.645% to 8/17/25, FRN thereafter , 4/18/26 ...... United Kingdom 525,000 503,010
Senior Note , 1.589% to 5/23/26, FRN thereafter , 5/24/27 ...... United Kingdom 200,000 184,079
Senior Note , 4.755% to 6/08/27, FRN thereafter , 6/09/28 ...... United Kingdom 200,000 196,202
JPMorgan Chase & Co. ,
Senior Bond , 3.54% to 4/30/27, FRN thereafter , 5/01/28 ...... United States 1,200,000 1,146,691
Senior Bond , 4.452% to 12/04/28, FRN thereafter , 12/05/29 ... United States 60,000 58,510
Senior Bond , 2.545% to 11/07/31, FRN thereafter , 11/08/32 .... United States 30,000 24,972
Senior Bond , 5.35% to 5/31/33, FRN thereafter , 6/01/34 ...... United States 200,000 200,844
Senior Bond , 5.336% to 1/22/34, FRN thereafter , 1/23/35 ..... United States 100,000 100,429
Senior Bond , 3.109% to 4/21/50, FRN thereafter , 4/22/51 ..... United States 20,000 13,909
Senior Note , 2.083% to 4/21/25, FRN thereafter , 4/22/26 ...... United States 80,000 77,105
Senior Note , 4.565% to 6/13/29, FRN thereafter , 6/14/30 ...... United States 60,000 58,533
Sub. Bond , 3.625% , 12/01/27 .......................... United States 60,000 57,151
Sub. Bond , 2.956% to 5/12/30, FRN thereafter , 5/13/31 ....... United States 200,000 174,891
Sub. Bond , 4.95% , 6/01/45 ............................ United States 10,000 9,515
KeyBank NA , Senior Note , 4.15% , 8/08/25 ..................
United States 250,000 243,093
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28, FRN
thereafter , 7/06/29 ................................... Japan 200,000 204,481
PNC Financial Services Group, Inc. (The) ,
g
T , Junior Sub. Bond , 3.4% to 9/14/26, FRN thereafter , Perpetual United States 230,000 201,604
Senior Bond , 5.676% to 1/21/34, FRN thereafter , 1/22/35 ..... United States 50,000 50,478
Senior Note , 5.812% to 6/11/25, FRN thereafter , 6/12/26 ...... United States 10,000 10,037
Senior Note , 5.582% to 6/11/28, FRN thereafter , 6/12/29 ...... United States 30,000 30,374

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Royal Bank of Canada ,
Senior Bond , 3.875% , 5/04/32 .......................... Canada 50,000 $ 46,243
Senior Bond , 5.15% , 2/01/34 ........................... Canada 20,000 20,029
Senior Note , 1.15% , 6/10/25 ........................... Canada 20,000 19,083
Santander UK Group Holdings plc , Senior Note , 1.673% to 6/23/26,
FRN thereafter , 6/14/27 ............................... United Kingdom 200,000 183,009
b
Societe Generale SA ,
Senior Note , 144A, 2.625% , 1/22/25 ..................... France 250,000 243,689
Senior Note , 144A, 1.792% to 6/08/26, FRN thereafter , 6/09/27 . France 200,000 183,262
b
Standard Chartered plc , Senior Bond , 144A, 4.05% , 4/12/26 ..... United Kingdom 250,000 243,816
Toronto-Dominion Bank (The) ,
Senior Bond , 4.456% , 6/08/32 .......................... Canada 10,000 9,581
Senior Note , 1.15% , 6/12/25 ........................... Canada 20,000 19,056
Senior Note , 4.693% , 9/15/27 .......................... Canada 200,000 198,185
Truist Financial Corp. ,
Senior Note , 5.9% to 10/27/25, FRN thereafter , 10/28/26 ...... United States 150,000 150,789
Senior Note , 6.047% to 6/07/26, FRN thereafter , 6/08/27 ...... United States 20,000 20,275
b
UniCredit SpA , Senior Note , 144A, 1.982% to 6/02/26, FRN
thereafter , 6/03/27 ................................... Italy 300,000 276,972
US Bancorp ,
Senior Bond , 5.836% to 6/09/33, FRN thereafter , 6/12/34 ..... United States 10,000 10,196
Senior Note , 1.45% , 5/12/25 ........................... United States 30,000 28,769
Senior Note , 5.727% to 10/20/25, FRN thereafter , 10/21/26 .... United States 100,000 100,570
Senior Note , 5.775% to 6/11/28, FRN thereafter , 6/12/29 ...... United States 20,000 20,355
Wells Fargo & Co. ,
Senior Bond , 2.879% to 10/29/29, FRN thereafter , 10/30/30 ... United States 440,000 389,101
Senior Bond , 3.35% to 3/01/32, FRN thereafter , 3/02/33 ...... United States 230,000 199,631
Senior Bond , 5.389% to 4/23/33, FRN thereafter , 4/24/34 ..... United States 450,000 447,356
Senior Bond , 5.013% to 4/03/50, FRN thereafter , 4/04/51 ..... United States 200,000 187,908
Senior Note , 2.188% to 4/29/25, FRN thereafter , 4/30/26 ...... United States 60,000 57,796
Senior Note , 4.54% to 8/14/25, FRN thereafter , 8/15/26 ....... United States 100,000 98,750
Senior Note , 4.808% to 7/24/27, FRN thereafter , 7/25/28 ...... United States 390,000 384,392
Senior Note , 5.198% to 1/22/29, FRN thereafter , 1/23/30 ...... United States 100,000 99,818
Sub. Bond , 4.3% , 7/22/27 ............................. United States 60,000 58,467
Sub. Bond , 4.9% , 11/17/45 ............................ United States 80,000 72,030
14,208,978
Beverages 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond , 4.9% , 2/01/46 ............................ Belgium 100,000 95,093
Senior Note , 3.65% , 2/01/26 ........................... Belgium 9,000 8,800
Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond , 4.75% , 1/23/29 ........................... Belgium 60,000 60,011
Senior Bond , 3.5% , 6/01/30 ............................ Belgium 420,000 391,408
Senior Bond , 4.35% , 6/01/40 ........................... Belgium 30,000 27,186
Senior Bond , 5.8% , 1/23/59 ............................ Belgium 150,000 161,456
Coca-Cola Co. (The) , Senior Bond , 2.5% , 6/01/40 .............
United States 10,000 7,273
Constellation Brands, Inc. ,
Senior Note , 3.6% , 5/09/24 ............................ United States 10,000 9,977
Senior Note , 4.35% , 5/09/27 ........................... United States 10,000 9,796
PepsiCo, Inc. , Senior Bond , 1.625% , 5/01/30 .................
United States 10,000 8,402
779,402

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology 0.3%
AbbVie, Inc. ,
Senior Bond , 5.05% , 3/15/34 ........................... United States 20,000 $ 20,257
Senior Bond , 4.85% , 6/15/44 ........................... United States 400,000 382,379
Senior Bond , 4.75% , 3/15/45 ........................... United States 100,000 94,251
Senior Bond , 4.25% , 11/21/49 .......................... United States 40,000 34,673
Senior Note , 2.6% , 11/21/24 ........................... United States 100,000 98,218
Senior Note , 2.95% , 11/21/26 .......................... United States 40,000 38,103
Senior Note , 4.8% , 3/15/29 ............................ United States 20,000 20,040
Senior Note , 3.2% , 11/21/29 ........................... United States 90,000 82,956
Senior Note , 4.95% , 3/15/31 ........................... United States 10,000 10,076
Amgen, Inc. ,
Senior Bond , 2.45% , 2/21/30 ........................... United States 200,000 174,972
Senior Bond , 5.25% , 3/02/33 ........................... United States 100,000 100,887
Senior Bond , 5.6% , 3/02/43 ............................ United States 420,000 427,563
b ,c
CSL Finance plc , Senior Bond , 144A, 5.106% , 4/03/34 ......... Australia 90,000 90,377
Gilead Sciences, Inc. ,
Senior Bond , 5.25% , 10/15/33 .......................... United States 140,000 142,949
Senior Bond , 4.75% , 3/01/46 ........................... United States 10,000 9,191
Regeneron Pharmaceuticals, Inc. , Senior Bond , 2.8% , 9/15/50 ...
United States 340,000 214,430
1,941,322
Broadline Retail 0.1%
Amazon.com, Inc. ,
Senior Bond , 1.5% , 6/03/30 ............................ United States 30,000 25,053
Senior Bond , 3.6% , 4/13/32 ............................ United States 70,000 65,220
Senior Bond , 3.875% , 8/22/37 .......................... United States 30,000 27,097
Senior Bond , 2.5% , 6/03/50 ............................ United States 110,000 70,270
Senior Bond , 4.25% , 8/22/57 ........................... United States 10,000 8,714
Senior Note , 1.2% , 6/03/27 ............................ United States 60,000 53,958
b
Prosus NV , Senior Bond , 144A, 3.68% , 1/21/30 ............... China 200,000 175,675
425,987
Capital Markets 0.8%
Charles Schwab Corp. (The) ,
Senior Bond , 6.136% to 8/23/33, FRN thereafter , 8/24/34 ..... United States 10,000 10,438
Senior Note , 5.875% , 8/24/26 .......................... United States 40,000 40,677
Credit Suisse AG , Senior Note , 1.25% , 8/07/26 ...............
Switzerland 250,000 227,824
Deutsche Bank AG , Senior Note , 5.371% , 9/09/27 .............
Germany 150,000 150,942
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 3.5% , 1/23/25 ............................ United States 425,000 418,279
Senior Bond , 3.691% to 6/04/27, FRN thereafter , 6/05/28 ..... United States 140,000 133,989
Senior Bond , 2.65% to 10/20/31, FRN thereafter , 10/21/32 .... United States 70,000 58,263
Senior Bond , 2.908% to 7/20/41, FRN thereafter , 7/21/42 ..... United States 40,000 28,790
Senior Note , 3.5% , 4/01/25 ............................ United States 40,000 39,254
Senior Note , 1.948% to 10/20/26, FRN thereafter , 10/21/27 .... United States 200,000 183,893
Senior Note , 2.64% to 2/23/27, FRN thereafter , 2/24/28 ....... United States 200,000 186,330
Sub. Bond , 4.25% , 10/21/25 ........................... United States 200,000 196,331
Sub. Bond , 5.15% , 5/22/45 ............................ United States 50,000 48,379
Intercontinental Exchange, Inc. , Senior Bond , 4.6% , 3/15/33 .....
United States 10,000 9,704
Morgan Stanley ,
Senior Bond , 3.591% , 7/22/28 .......................... United States 860,000 817,345
Senior Bond , 3.772% to 1/23/28, FRN thereafter , 1/24/29 ..... United States 40,000 38,089
Senior Bond , 3.622% to 3/31/30, FRN thereafter , 4/01/31 ..... United States 320,000 293,597
Senior Bond , 2.511% to 10/19/31, FRN thereafter , 10/20/32 .... United States 100,000 82,746

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Morgan Stanley, (continued)
Senior Bond , 5.25% to 4/20/33, FRN thereafter , 4/21/34 ...... United States 250,000 $ 248,134
Senior Bond , 5.466% to 1/17/34, FRN thereafter , 1/18/35 ..... United States 50,000 50,466
Senior Note , 2.188% to 4/27/25, FRN thereafter , 4/28/26 ...... United States 50,000 48,252
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ..................
United States 170,000 172,971
b
Prologis Targeted US Logistics Fund LP , Senior Note , 144A, 5.25% ,
4/01/29 ........................................... United States 100,000 99,784
b
UBS Group AG ,
Senior Bond , 144A, 2.095% to 2/10/31, FRN thereafter , 2/11/32 . Switzerland 225,000 180,356
Senior Note , 144A, 4.488% to 5/11/25, FRN thereafter , 5/12/26 . Switzerland 200,000 197,212
Senior Note , 144A, 1.305% to 2/01/26, FRN thereafter , 2/02/27 . Switzerland 250,000 231,407
f
Senior Note , 144A, FRN , 6.327% , ( 1-year CMT T-Note + 1.6% ),
12/22/27 .......................................... Switzerland 300,000 306,567
4,500,019
Chemicals 0.1%
Albemarle Corp. , Senior Note , 4.65% , 6/01/27 ................
United States 150,000 147,276
DuPont de Nemours, Inc. , Senior Bond , 5.419% , 11/15/48 .......
United States 180,000 179,984
FMC Corp. , Senior Bond , 5.65% , 5/18/33 ...................
United States 125,000 122,974
450,234
Commercial Services & Supplies 0.1%
Cintas Corp. No. 2 ,
Senior Bond , 3.7% , 4/01/27 ............................ United States 10,000 9,718
Senior Bond , 4% , 5/01/32 ............................. United States 10,000 9,441
RELX Capital, Inc. , Senior Bond , 3% , 5/22/30 ................
United Kingdom 300,000 269,478
b
Veralto Corp. , Senior Note , 144A, 5.5% , 9/18/26 .............. United States 250,000 251,066
Waste Connections, Inc. , Senior Bond , 5% , 3/01/34 ............
United States 20,000 19,819
559,522
Communications Equipment 0.1%
Cisco Systems, Inc. , Senior Bond , 5.05% , 2/26/34 .............
United States 230,000 233,203
Motorola Solutions, Inc. ,
Senior Bond , 4.6% , 5/23/29 ............................ United States 280,000 274,506
Senior Bond , 5.4% , 4/15/34 ............................ United States 150,000 149,761
657,470
Consumer Finance 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.4% , 10/29/33 ........................... Ireland 150,000 126,417
Senior Note , 2.45% , 10/29/26 .......................... Ireland 150,000 139,351
Senior Note , 3% , 10/29/28 ............................ Ireland 300,000 271,605
American Express Co. ,
Senior Note , 2.5% , 7/30/24 ............................ United States 70,000 69,289
Senior Note , 4.05% , 5/03/29 ........................... United States 20,000 19,408
Capital One Financial Corp. , Senior Bond , 3.75% , 3/09/27 .......
United States 435,000 417,633
General Motors Financial Co., Inc. , Senior Note , 5.4% , 4/06/26 ...
United States 220,000 220,150
John Deere Capital Corp. , Senior Bond , 4.35% , 9/15/32 ........
United States 200,000 194,162
Toyota Motor Credit Corp. , Senior Note , 4.45% , 5/18/26 ........
United States 210,000 208,057
1,666,072
Consumer Staples Distribution & Retail 0.1%
Costco Wholesale Corp. , Senior Bond , 1.75% , 4/20/32 .........
United States 20,000 16,214

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Staples Distribution & Retail (continued)
Target Corp. , Senior Bond , 2.95% , 1/15/52 ..................
United States 450,000 $ 305,792
Walmart, Inc. , Senior Note , 1.5% , 9/22/28 ...................
United States 10,000 8,839
330,845
Containers & Packaging 0.0%
†
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 135,000 114,309
Diversified REITs 0.1%
Simon Property Group LP , Senior Note , 3.375% , 12/01/27 .......
United States 395,000 374,315
Diversified Telecommunication Services 0.3%
AT&T, Inc. ,
Senior Bond , 2.55% , 12/01/33 .......................... United States 690,000 552,903
Senior Bond , 3.5% , 9/15/53 ............................ United States 20,000 14,122
Senior Bond , 3.55% , 9/15/55 ........................... United States 30,000 20,994
Senior Bond , 3.65% , 9/15/59 ........................... United States 10,000 6,968
Senior Note , 1.65% , 2/01/28 ........................... United States 20,000 17,718
Orange SA , Senior Bond , 9% , 3/01/31 ......................
France 100,000 121,434
Verizon Communications, Inc. ,
Senior Bond , 2.625% , 8/15/26 .......................... United States 40,000 37,909
Senior Bond , 2.55% , 3/21/31 ........................... United States 200,000 170,918
Senior Bond , 4.5% , 8/10/33 ............................ United States 70,000 66,967
Senior Bond , 2.85% , 9/03/41 ........................... United States 200,000 144,093
Senior Bond , 3.85% , 11/01/42 .......................... United States 100,000 82,305
Senior Note , 2.1% , 3/22/28 ............................ United States 40,000 36,024
Senior Note , 2.355% , 3/15/32 .......................... United States 640,000 526,183
1,798,538
Electric Utilities 0.6%
b
American Transmission Systems, Inc. , Senior Bond , 144A, 2.65% ,
1/15/32 ........................................... United States 20,000 16,602
b
Cleveland Electric Illuminating Co. (The) , Senior Bond , 144A, 3.5% ,
4/01/28 ........................................... United States 10,000 9,343
Commonwealth Edison Co. , Senior Bond , 4% , 3/01/48 .........
United States 200,000 162,459
Duke Energy Corp. , Senior Bond , 3.15% , 8/15/27 .............
United States 10,000 9,420
Duke Energy Florida LLC , Senior Bond , 6.4% , 6/15/38 .........
United States 200,000 218,966
Duke Energy Indiana LLC , Senior Bond , 5.4% , 4/01/53 .........
United States 250,000 245,578
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ..........
United States 230,000 232,681
b
Enel Finance International NV , Senior Bond , 144A, 2.25% , 7/12/31 Italy 200,000 162,040
Exelon Corp. ,
Senior Bond , 4.05% , 4/15/30 ........................... United States 650,000 613,336
Senior Bond , 5.625% , 6/15/35 .......................... United States 10,000 10,170
Georgia Power Co. , Senior Bond , 4.3% , 3/15/42 ..............
United States 420,000 366,383
MidAmerican Energy Co. , Senior Bond , 3.65% , 4/15/29 .........
United States 20,000 19,033
b
Mid-Atlantic Interstate Transmission LLC , Senior Bond , 144A, 4.1% ,
5/15/28 ........................................... United States 10,000 9,623
NextEra Energy Capital Holdings, Inc. , Senior Note , 6.051% , 3/01/25
United States 50,000 50,206
Pacific Gas and Electric Co. ,
Senior Bond , 2.5% , 2/01/31 ............................ United States 10,000 8,323
Senior Bond , 3.3% , 8/01/40 ............................ United States 10,000 7,350
Senior Bond , 3.5% , 8/01/50 ............................ United States 10,000 6,842
Senior Note , 2.1% , 8/01/27 ............................ United States 10,000 9,008
Southern Co. (The) , A , Senior Bond , 3.7% , 4/30/30 ............
United States 300,000 278,325

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Virginia Electric and Power Co. , Senior Bond , 2.4% , 3/30/32 .....
United States 520,000 $ 431,540
b
Vistra Operations Co. LLC , Senior Secured Note , 144A, 3.55% ,
7/15/24 ........................................... United States 235,000 233,332
Xcel Energy, Inc. , Senior Bond , 5.45% , 8/15/33 ...............
United States 150,000 149,183
3,249,743
Electrical Equipment 0.0%
†
Eaton Corp. , Senior Bond , 4.15% , 11/02/42 ..................
United States 10,000 8,781
Emerson Electric Co. , Senior Bond , 2.8% , 12/21/51 ............
United States 60,000 39,352
48,133
Energy Equipment & Services 0.1%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. , Senior
Bond , 4.08% , 12/15/47 ................................ United States 485,000 400,770
Entertainment 0.1%
b
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 ............ United States 225,000 229,674
Walt Disney Co. (The) , Senior Bond , 2.65% , 1/13/31 ...........
United States 200,000 176,138
Warnermedia Holdings, Inc. ,
Senior Bond , 5.05% , 3/15/42 ........................... United States 390,000 335,389
Senior Bond , 5.141% , 3/15/52 .......................... United States 10,000 8,307
Senior Note , 6.412% , 3/15/26 .......................... United States 10,000 10,000
Senior Note , 3.755% , 3/15/27 .......................... United States 10,000 9,546
Senior Note , 4.054% , 3/15/29 .......................... United States 10,000 9,364
Senior Note , 4.279% , 3/15/32 .......................... United States 10,000 8,938
787,356
Financial Services 0.3%
b
Corebridge Financial, Inc. , Senior Bond , 144A, 6.05% , 9/15/33 ... United States 150,000 154,662
b
EDP Finance BV , Senior Note , 144A, 1.71% , 1/24/28 .......... Portugal 400,000 353,120
Fiserv, Inc. ,
Senior Bond , 3.5% , 7/01/29 ............................ United States 270,000 251,519
Senior Bond , 2.65% , 6/01/30 ........................... United States 200,000 174,291
Global Payments, Inc. , Senior Note , 5.4% , 8/15/32 ............
United States 100,000 99,221
Mastercard, Inc. ,
Senior Bond , 3.35% , 3/26/30 ........................... United States 10,000 9,303
Senior Bond , 3.85% , 3/26/50 ........................... United States 40,000 33,138
b
NTT Finance Corp. , Senior Bond , 144A, 2.065% , 4/03/31 ....... Japan 500,000 413,969
PayPal Holdings, Inc. ,
Senior Bond , 2.3% , 6/01/30 ............................ United States 10,000 8,631
Senior Bond , 4.4% , 6/01/32 ............................ United States 10,000 9,690
Shell International Finance BV ,
Senior Bond , 2.75% , 4/06/30 ........................... Netherlands 50,000 44,986
Senior Bond , 4% , 5/10/46 ............................. Netherlands 20,000 16,836
Senior Bond , 3.25% , 4/06/50 ........................... Netherlands 30,000 21,800
Visa, Inc. , Senior Bond , 4.3% , 12/14/45 .....................
United States 10,000 9,025
1,600,191
Food Products 0.3%
b
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4% , 5/17/51 ..... Mexico 200,000 155,611
Campbell Soup Co. , Senior Note , 5.2% , 3/21/29 ..............
United States 300,000 301,550
Conagra Brands, Inc. , Senior Bond , 5.4% , 11/01/48 ............
United States 250,000 234,933
General Mills, Inc. , Senior Note , 5.241% , 11/18/25 .............
United States 175,000 174,518

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Note , 3.625% , 1/15/32 .......................... United States 200,000 $ 171,252
Senior Note , 5.75% , 4/01/33 ........................... United States 200,000 197,162
Kraft Heinz Foods Co. , Senior Note , 3.75% , 4/01/30 ...........
United States 100,000 93,860
b
Mars, Inc. ,
Senior Bond , 144A, 3.2% , 4/01/30 ....................... United States 30,000 27,311
Senior Bond , 144A, 4.75% , 4/20/33 ...................... United States 150,000 147,234
Senior Bond , 144A, 2.375% , 7/16/40 ..................... United States 10,000 6,979
Mondelez International, Inc. ,
Senior Note , 1.5% , 5/04/25 ............................ United States 20,000 19,182
Senior Note , 4.75% , 2/20/29 ........................... United States 250,000 248,470
1,778,062
Gas Utilities 0.1%
Southern California Gas Co. , Senior Bond , 6.35% , 11/15/52 .....
United States 350,000 385,864
Ground Transportation 0.1%
b
Ashtead Capital, Inc. , Senior Bond , 144A, 5.8% , 4/15/34 ........ United Kingdom 200,000 199,889
Burlington Northern Santa Fe LLC ,
Senior Bond , 4.9% , 4/01/44 ............................ United States 200,000 190,254
Senior Bond , 2.875% , 6/15/52 .......................... United States 10,000 6,557
CSX Corp. ,
Senior Bond , 3.8% , 11/01/46 ........................... United States 100,000 79,633
Senior Bond , 4.75% , 11/15/48 .......................... United States 275,000 253,037
Union Pacific Corp. ,
Senior Bond , 2.4% , 2/05/30 ............................ United States 10,000 8,767
Senior Bond , 2.891% , 4/06/36 .......................... United States 10,000 8,164
Senior Bond , 3.839% , 3/20/60 .......................... United States 10,000 7,690
Senior Bond , 3.75% , 2/05/70 ........................... United States 10,000 7,364
Senior Note , 3.75% , 7/15/25 ........................... United States 10,000 9,826
Senior Note , 2.15% , 2/05/27 ........................... United States 10,000 9,304
780,485
Health Care Equipment & Supplies 0.1%
Baxter International, Inc. , Senior Bond , 2.539% , 2/01/32 ........
United States 500,000 413,357
Medtronic Global Holdings SCA , Senior Note , 4.25% , 3/30/28 ....
United States 200,000 196,564
b
Solventum Corp. ,
Senior Bond , 144A, 5.9% , 4/30/54 ....................... United States 40,000 39,934
Senior Note , 144A, 5.4% , 3/01/29 ....................... United States 20,000 20,046
Senior Note , 144A, 5.45% , 3/13/31 ...................... United States 30,000 29,932
699,833
Health Care Providers & Services 0.6%
Ascension Health , Senior Bond , 3.945% , 11/15/46 .............
United States 200,000 170,712
Centene Corp. , Senior Bond , 3% , 10/15/30 ..................
United States 250,000 214,572
Cigna Group (The) ,
Senior Bond , 2.375% , 3/15/31 .......................... United States 100,000 84,266
Senior Bond , 4.8% , 8/15/38 ............................ United States 20,000 18,800
Senior Bond , 4.9% , 12/15/48 ........................... United States 20,000 18,231
Senior Note , 3.05% , 10/15/27 .......................... United States 250,000 234,760
Senior Note , 4.375% , 10/15/28 ......................... United States 60,000 58,554
CVS Health Corp. ,
Senior Bond , 3.875% , 7/20/25 .......................... United States 10,000 9,815
Senior Bond , 4.3% , 3/25/28 ............................ United States 30,000 29,286

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
CVS Health Corp., (continued)
Senior Bond , 3.75% , 4/01/30 ........................... United States 30,000 $ 27,967
Senior Bond , 2.125% , 9/15/31 .......................... United States 50,000 40,841
Senior Bond , 4.78% , 3/25/38 ........................... United States 40,000 36,957
Senior Bond , 5.3% , 12/05/43 ........................... United States 500,000 475,122
Senior Bond , 5.125% , 7/20/45 .......................... United States 100,000 92,217
Senior Bond , 5.05% , 3/25/48 ........................... United States 40,000 36,351
Senior Bond , 4.25% , 4/01/50 ........................... United States 20,000 16,224
Elevance Health, Inc. ,
Senior Bond , 3.65% , 12/01/27 .......................... United States 20,000 19,139
Senior Bond , 4.1% , 5/15/32 ............................ United States 10,000 9,367
Senior Bond , 5.1% , 1/15/44 ............................ United States 400,000 380,861
Senior Bond , 4.55% , 5/15/52 ........................... United States 10,000 8,799
HCA, Inc. ,
Senior Bond , 4.5% , 2/15/27 ............................ United States 408,000 400,157
Senior Note , 3.625% , 3/15/32 .......................... United States 200,000 177,118
Humana, Inc. , Senior Bond , 3.125% , 8/15/29 .................
United States 90,000 81,858
Kaiser Foundation Hospitals , Senior Bond , 4.15% , 5/01/47 ......
United States 175,000 150,732
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ...........
United States 300,000 257,222
UnitedHealth Group, Inc. ,
Senior Bond , 2.75% , 5/15/40 ........................... United States 30,000 22,095
Senior Bond , 3.05% , 5/15/41 ........................... United States 395,000 299,222
Senior Bond , 3.25% , 5/15/51 ........................... United States 10,000 7,196
Senior Bond , 3.875% , 8/15/59 .......................... United States 30,000 23,259
Senior Note , 4% , 5/15/29 ............................. United States 20,000 19,350
Senior Note , 4.2% , 5/15/32 ............................ United States 30,000 28,524
3,449,574
Health Care Technology 0.0%
†
IQVIA, Inc. , Senior Secured Note , 6.25% , 2/01/29 .............
United States 100,000 103,915
Hotels, Restaurants & Leisure 0.0%
†
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ...........
United States 150,000 136,611
Marriott International, Inc. , Senior Bond , 5.3% , 5/15/34 .........
United States 50,000 49,473
McDonald's Corp. ,
Senior Bond , 4.875% , 12/09/45 ......................... United States 10,000 9,339
Senior Bond , 4.2% , 4/01/50 ............................ United States 30,000 25,083
Senior Note , 1.45% , 9/01/25 ........................... United States 40,000 37,973
Senior Note , 2.125% , 3/01/30 .......................... United States 30,000 25,835
284,314
Household Durables 0.0%
†
MDC Holdings, Inc. , Senior Bond , 2.5% , 1/15/31 ..............
United States 156,000 134,461
Toll Brothers Finance Corp. , Senior Bond , 3.8% , 11/01/29 .......
United States 150,000 140,015
274,476
Household Products 0.1%
b
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 500,000 424,897
Procter & Gamble Co. (The) , Senior Bond , 3% , 3/25/30 .........
United States 10,000 9,211
434,108

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers 0.1%
Constellation Energy Generation LLC , Senior Bond , 6.125% , 1/15/34
United States 325,000 $ 343,406
Industrial Conglomerates 0.0%
†
3M Co. ,
Senior Bond , 3.05% , 4/15/30 ........................... United States 40,000 35,950
Senior Bond , 3.7% , 4/15/50 ............................ United States 10,000 7,398
Honeywell International, Inc. , Senior Bond , 5% , 3/01/35 .........
United States 30,000 30,126
73,474
Insurance 0.6%
Aflac, Inc. , Senior Bond , 4.75% , 1/15/49 ....................
United States 380,000 347,611
b
AIA Group Ltd. , Senior Bond , 144A, 4.95% , 4/04/33 ........... Hong Kong 200,000 199,694
Allstate Corp. (The) , Senior Bond , 4.2% , 12/15/46 .............
United States 260,000 216,048
American International Group, Inc. , Senior Bond , 5.125% , 3/27/33 .
United States 200,000 199,018
Aon Corp. , Senior Bond , 2.8% , 5/15/30 .....................
United States 350,000 308,619
Aon North America, Inc. , Senior Bond , 5.45% , 3/01/34 ..........
United States 40,000 40,485
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .........
United States 300,000 223,172
Arthur J Gallagher & Co. , Senior Bond , 6.5% , 2/15/34 ..........
United States 150,000 161,414
Berkshire Hathaway Finance Corp. ,
Senior Bond , 4.25% , 1/15/49 ........................... United States 20,000 17,893
Senior Bond , 3.85% , 3/15/52 ........................... United States 200,000 161,875
Brown & Brown, Inc. , Senior Bond , 2.375% , 3/15/31 ...........
United States 230,000 190,828
b
Guardian Life Global Funding , Secured Note , 144A, 1.1% , 6/23/25 United States 10,000 9,517
Marsh & McLennan Cos., Inc. , Senior Bond , 4.9% , 3/15/49 ......
United States 250,000 232,998
MetLife, Inc. , Junior Sub. Bond , 6.4% , 12/15/36 ...............
United States 270,000 276,897
b
Metropolitan Life Global Funding I ,
Secured Note , 144A, 5.05% , 1/06/28 ..................... United States 200,000 200,347
Secured Note , 144A, 4.3% , 8/25/29 ...................... United States 150,000 144,755
b
New York Life Global Funding ,
Secured Note , 144A, 4.85% , 1/09/28 ..................... United States 200,000 199,436
Senior Secured Note , 144A, 0.95% , 6/24/25 ............... United States 10,000 9,496
b
RGA Global Funding , Secured Note , 144A, 5.5% , 1/11/31 ....... United States 150,000 150,515
b
Sammons Financial Group, Inc. , Senior Bond , 144A, 6.875% ,
4/15/34 ........................................... United States 100,000 100,776
b
Teachers Insurance & Annuity Association of America , Sub. Bond ,
144A, 4.9% , 9/15/44 ................................. United States 10,000 9,180
3,400,574
Interactive Media & Services 0.1%
Alphabet, Inc. ,
Senior Bond , 1.1% , 8/15/30 ............................ United States 10,000 8,192
Senior Bond , 1.9% , 8/15/40 ............................ United States 10,000 6,725
Meta Platforms, Inc. ,
Senior Bond , 4.95% , 5/15/33 ........................... United States 150,000 151,895
Senior Bond , 4.45% , 8/15/52 ........................... United States 250,000 222,433
b
Tencent Holdings Ltd. , Senior Bond , 144A, 3.595% , 1/19/28 ..... China 300,000 284,993
674,238
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 5.8% , 12/12/25 ..................
United States 150,000 150,312

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Machinery 0.0%
†
Deere & Co. ,
Senior Bond , 3.1% , 4/15/30 ............................ United States 10,000 $ 9,140
Senior Bond , 3.75% , 4/15/50 ........................... United States 10,000 8,287
Otis Worldwide Corp. , Senior Note , 2.056% , 4/05/25 ...........
United States 10,000 9,673
27,100
Media 0.4%
Charter Communications Operating LLC / Charter Communications
Operating Capital ,
Senior Secured Bond , 5.05% , 3/30/29 .................... United States 80,000 77,179
Senior Secured Bond , 2.8% , 4/01/31 ..................... United States 430,000 352,532
Senior Secured Bond , 4.4% , 4/01/33 ..................... United States 130,000 115,284
Senior Secured Bond , 5.375% , 4/01/38 ................... United States 10,000 8,693
Senior Secured Bond , 3.5% , 3/01/42 ..................... United States 130,000 86,827
Senior Secured Bond , 3.9% , 6/01/52 ..................... United States 70,000 44,566
Senior Secured Bond , 5.5% , 4/01/63 ..................... United States 40,000 31,407
Senior Secured Note , 4.908% , 7/23/25 ................... United States 60,000 59,286
Comcast Corp. ,
Senior Bond , 4.15% , 10/15/28 .......................... United States 70,000 68,346
Senior Bond , 3.4% , 4/01/30 ............................ United States 10,000 9,251
Senior Bond , 4.25% , 10/15/30 .......................... United States 60,000 57,984
Senior Bond , 4.25% , 1/15/33 ........................... United States 300,000 284,179
Senior Bond , 3.75% , 4/01/40 ........................... United States 30,000 24,951
Senior Bond , 3.969% , 11/01/47 ......................... United States 30,000 24,134
Senior Bond , 2.887% , 11/01/51 ......................... United States 40,000 25,986
Senior Bond , 4.049% , 11/01/52 ......................... United States 500,000 402,708
Senior Bond , 2.937% , 11/01/56 ......................... United States 20,000 12,603
Fox Corp. ,
Senior Bond , 6.5% , 10/13/33 ........................... United States 220,000 233,115
Senior Bond , 5.476% , 1/25/39 .......................... United States 40,000 38,094
Senior Note , 4.709% , 1/25/29 .......................... United States 300,000 295,920
Time Warner Cable LLC , Senior Secured Bond , 6.55% , 5/01/37 ..
United States 10,000 9,460
2,262,505
Metals & Mining 0.1%
b
Anglo American Capital plc , Senior Note , 144A, 3.625% , 9/11/24 .. South Africa 200,000 197,733
Barrick North America Finance LLC , Senior Bond , 5.7% , 5/30/41 ..
Canada 20,000 20,515
BHP Billiton Finance USA Ltd. , Senior Bond , 5% , 9/30/43 .......
Australia 20,000 19,272
Freeport-McMoRan, Inc. , Senior Bond , 5.45% , 3/15/43 .........
United States 20,000 19,165
b
Glencore Funding LLC , Senior Bond , 144A, 4% , 3/27/27 ........ Australia 20,000 19,342
Southern Copper Corp. , Senior Bond , 5.25% , 11/08/42 .........
Mexico 100,000 94,841
Vale Overseas Ltd. , Senior Bond , 6.25% , 8/10/26 .............
Brazil 130,000 132,101
502,969
Multi-Utilities 0.1%
Consolidated Edison Co. of New York, Inc. ,
20A , Senior Bond , 3.35% , 4/01/30 ....................... United States 10,000 9,219
20B , Senior Bond , 3.95% , 4/01/50 ....................... United States 10,000 8,133
Dominion Energy, Inc. , Senior Note , 4.25% , 6/01/28 ...........
United States 300,000 291,133
DTE Energy Co. , Senior Note , 4.875% , 6/01/28 ...............
United States 150,000 148,382
Public Service Enterprise Group, Inc. , Senior Note , 2.875% , 6/15/24
United States 375,000 372,649
829,516

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Office REITs 0.1%
Alexandria Real Estate Equities, Inc. ,
Senior Bond , 2.95% , 3/15/34 ........................... United States 325,000 $ 267,167
Senior Bond , 5.25% , 5/15/36 ........................... United States 50,000 49,094
316,261
Oil, Gas & Consumable Fuels 0.9%
b
Aker BP ASA , Senior Bond , 144A, 3.75% , 1/15/30 ............. Norway 300,000 274,323
BP Capital Markets America, Inc. ,
Senior Bond , 1.749% , 8/10/30 .......................... United States 40,000 33,400
Senior Bond , 4.812% , 2/13/33 .......................... United States 200,000 197,486
Senior Bond , 4.893% , 9/11/33 .......................... United States 200,000 198,698
Senior Bond , 2.939% , 6/04/51 .......................... United States 40,000 26,727
b
Cameron LNG LLC ,
Senior Secured Bond , 144A, 2.902% , 7/15/31 .............. United States 20,000 17,180
Senior Secured Bond , 144A, 3.302% , 1/15/35 .............. United States 40,000 33,311
Canadian Natural Resources Ltd. , Senior Bond , 6.25% , 3/15/38 ..
Canada 140,000 145,823
b
Cheniere Energy, Inc. , Senior Bond , 144A, 5.65% , 4/15/34 ...... United States 50,000 50,388
Chevron Corp. ,
Senior Bond , 3.078% , 5/11/50 .......................... United States 20,000 14,378
Senior Note , 1.995% , 5/11/27 .......................... United States 30,000 27,746
b
Columbia Pipelines Operating Co. LLC , Senior Bond , 144A, 6.036% ,
11/15/33 .......................................... United States 50,000 51,831
ConocoPhillips Co. , Senior Bond , 5.3% , 5/15/53 ..............
United States 250,000 248,428
Continental Resources, Inc. ,
Senior Bond , 4.9% , 6/01/44 ............................ United States 110,000 91,522
Senior Note , 3.8% , 6/01/24 ............................ United States 10,000 9,960
Senior Note , 4.375% , 1/15/28 .......................... United States 40,000 38,669
b
Senior Note , 144A, 2.268% , 11/15/26 .................... United States 40,000 36,833
Coterra Energy, Inc. ,
Senior Note , 3.9% , 5/15/27 ............................ United States 30,000 28,886
Senior Note , 4.375% , 3/15/29 .......................... United States 60,000 57,817
Devon Energy Corp. ,
Senior Bond , 5.85% , 12/15/25 .......................... United States 10,000 10,059
Senior Bond , 4.75% , 5/15/42 ........................... United States 30,000 26,136
Senior Bond , 5% , 6/15/45 ............................. United States 120,000 106,583
Diamondback Energy, Inc. ,
Senior Bond , 3.125% , 3/24/31 .......................... United States 10,000 8,864
Senior Bond , 4.4% , 3/24/51 ............................ United States 60,000 49,750
Senior Note , 3.5% , 12/01/29 ........................... United States 60,000 55,525
Energy Transfer LP ,
Senior Bond , 4.95% , 6/15/28 ........................... United States 40,000 39,694
Senior Bond , 3.75% , 5/15/30 ........................... United States 50,000 46,109
Senior Bond , 5.55% , 5/15/34 ........................... United States 310,000 311,138
Senior Bond , 5.15% , 3/15/45 ........................... United States 375,000 341,106
Senior Bond , 6.25% , 4/15/49 ........................... United States 50,000 51,367
Senior Note , 2.9% , 5/15/25 ............................ United States 20,000 19,418
Enterprise Products Operating LLC ,
Senior Bond , 4.15% , 10/16/28 .......................... United States 30,000 29,196
Senior Bond , 2.8% , 1/31/30 ............................ United States 60,000 53,806
Senior Bond , 4.85% , 1/31/34 ........................... United States 30,000 29,563
Senior Bond , 6.125% , 10/15/39 ......................... United States 375,000 402,551
Senior Bond , 4.45% , 2/15/43 ........................... United States 20,000 17,855
Senior Bond , 3.7% , 1/31/51 ............................ United States 50,000 38,677
Senior Bond , 5.375% to 2/14/28, FRN thereafter , 2/15/78 ..... United States 10,000 9,345
H , Senior Bond , 6.65% , 10/15/34 ....................... United States 10,000 11,162

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc. ,
Senior Bond , 4.375% , 4/15/30 .......................... United States 30,000 $ 29,370
Senior Bond , 3.9% , 4/01/35 ............................ United States 20,000 18,227
Senior Bond , 4.95% , 4/15/50 ........................... United States 30,000 28,559
EQT Corp. , Senior Bond , 7% , 2/01/30 ......................
United States 10,000 10,632
Exxon Mobil Corp. ,
Senior Bond , 3.482% , 3/19/30 .......................... United States 50,000 47,146
Senior Bond , 4.227% , 3/19/40 .......................... United States 10,000 9,116
Senior Bond , 3.452% , 4/15/51 .......................... United States 20,000 15,164
Kinder Morgan, Inc. ,
Senior Bond , 4.3% , 3/01/28 ............................ United States 40,000 39,051
Senior Bond , 5.55% , 6/01/45 ........................... United States 300,000 286,525
MPLX LP ,
Senior Bond , 4% , 3/15/28 ............................. United States 20,000 19,265
Senior Bond , 4.5% , 4/15/38 ............................ United States 10,000 8,885
Senior Bond , 5.5% , 2/15/49 ............................ United States 190,000 180,994
Senior Note , 2.65% , 8/15/30 ........................... United States 300,000 258,180
Occidental Petroleum Corp. , Senior Bond , 6.6% , 3/15/46 ........
United States 60,000 64,703
ONEOK, Inc. ,
Senior Bond , 6.05% , 9/01/33 ........................... United States 30,000 31,303
Senior Bond , 6.625% , 9/01/53 .......................... United States 30,000 33,086
Senior Note , 5.8% , 11/01/30 ........................... United States 10,000 10,310
Pioneer Natural Resources Co. , Senior Note , 2.15% , 1/15/31 ....
United States 60,000 50,515
Sabine Pass Liquefaction LLC , Senior Secured Bond , 4.2% , 3/15/28
United States 250,000 242,166
Targa Resources Corp. ,
Senior Bond , 4.95% , 4/15/52 ........................... United States 10,000 8,770
Senior Bond , 6.5% , 2/15/53 ............................ United States 155,000 166,302
b
Tennessee Gas Pipeline Co. LLC , Senior Bond , 144A, 2.9% , 3/01/30 United States 30,000 26,287
Transcontinental Gas Pipe Line Co. LLC , Senior Note , 3.25% ,
5/15/30 ........................................... United States 50,000 45,276
b
Var Energi ASA ,
Senior Bond , 144A, 8% , 11/15/32 ....................... Norway 200,000 224,794
Senior Note , 144A, 7.5% , 1/15/28 ....................... Norway 200,000 211,863
Western Midstream Operating LP , Senior Note , 3.1% , 2/01/25 ....
United States 10,000 9,791
Williams Cos., Inc. (The) ,
Senior Bond , 3.75% , 6/15/27 ........................... United States 60,000 57,759
Senior Bond , 5.15% , 3/15/34 ........................... United States 30,000 29,743
Senior Bond , 5.1% , 9/15/45 ............................ United States 30,000 27,778
5,432,870
Paper & Forest Products 0.0%
†
Suzano Austria GmbH , Senior Note , 6% , 1/15/29 .............
Brazil 200,000 201,133
Passenger Airlines 0.0%
†
b
Delta Air Lines, Inc. / SkyMiles IP Ltd. ,
Senior Secured Note , 144A, 4.5% , 10/20/25 ............... United States 146,127 144,669
Senior Secured Note , 144A, 4.75% , 10/20/28 .............. United States 30,000 29,352
174,021
Personal Care Products 0.0%
†
Haleon US Capital LLC , Senior Note , 3.625% , 3/24/32 .........
United States 250,000 225,448
Kenvue, Inc. , Senior Note , 4.9% , 3/22/33 ...................
United States 20,000 19,997
245,445

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals 0.3%
AstraZeneca plc ,
Senior Bond , 4% , 9/18/42 ............................. United Kingdom 200,000 $ 171,928
Senior Bond , 4.375% , 11/16/45 ......................... United Kingdom 450,000 403,621
b
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 .. Germany 200,000 188,349
Bristol-Myers Squibb Co. ,
Senior Bond , 5.2% , 2/22/34 ............................ United States 20,000 20,317
Senior Bond , 4.55% , 2/20/48 ........................... United States 10,000 8,955
Senior Bond , 5.55% , 2/22/54 ........................... United States 10,000 10,293
Senior Bond , 5.65% , 2/22/64 ........................... United States 10,000 10,297
Senior Note , 2.9% , 7/26/24 ............................ United States 30,000 29,752
Senior Note , 3.4% , 7/26/29 ............................ United States 10,000 9,396
Senior Note , 5.1% , 2/22/31 ............................ United States 10,000 10,101
Eli Lilly & Co. ,
Senior Bond , 4.7% , 2/09/34 ............................ United States 30,000 29,847
Senior Bond , 5.1% , 2/09/64 ............................ United States 30,000 29,882
Johnson & Johnson , Senior Bond , 2.1% , 9/01/40 ..............
United States 30,000 20,646
Merck & Co., Inc. ,
Senior Bond , 1.45% , 6/24/30 ........................... United States 10,000 8,240
Senior Bond , 2.75% , 12/10/51 .......................... United States 30,000 19,631
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75% , 5/19/33
United States 280,000 275,827
Pfizer, Inc. ,
Senior Bond , 1.7% , 5/28/30 ............................ United States 30,000 25,231
Senior Bond , 2.55% , 5/28/40 ........................... United States 30,000 21,450
Senior Bond , 2.7% , 5/28/50 ............................ United States 30,000 20,117
Royalty Pharma plc , Senior Note , 1.2% , 9/02/25 ..............
United States 225,000 211,849
1,525,729
Residential REITs 0.0%
†
Essex Portfolio LP , Senior Bond , 2.65% , 3/15/32 ..............
United States 280,000 231,987
Semiconductors & Semiconductor Equipment 0.1%
Applied Materials, Inc. , Senior Bond , 1.75% , 6/01/30 ...........
United States 20,000 16,861
b
Broadcom, Inc. , Senior Bond , 144A, 3.137% , 11/15/35 ......... United States 50,000 40,414
Intel Corp. ,
Senior Bond , 5.2% , 2/10/33 ............................ United States 10,000 10,143
Senior Bond , 3.05% , 8/12/51 ........................... United States 20,000 13,496
Senior Note , 1.6% , 8/12/28 ............................ United States 10,000 8,779
Senior Note , 5.125% , 2/10/30 .......................... United States 10,000 10,157
KLA Corp. , Senior Bond , 4.65% , 7/15/32 ....................
United States 10,000 9,846
Micron Technology, Inc. ,
Senior Bond , 5.875% , 2/09/33 .......................... United States 10,000 10,352
Senior Note , 5.3% , 1/15/31 ............................ United States 10,000 10,062
NVIDIA Corp. , Senior Bond , 3.7% , 4/01/60 ..................
United States 20,000 15,962
NXP BV / NXP Funding LLC / NXP USA, Inc. , Senior Note , 2.7% ,
5/01/25 ........................................... China 10,000 9,707
Texas Instruments, Inc. ,
Senior Bond , 1.75% , 5/04/30 ........................... United States 10,000 8,452
Senior Bond , 3.875% , 3/15/39 .......................... United States 10,000 8,956
Senior Bond , 4.15% , 5/15/48 ........................... United States 20,000 17,232
TSMC Arizona Corp. , Senior Bond , 2.5% , 10/25/31 ............
Taiwan 200,000 171,033
361,452

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software 0.2%
Adobe, Inc. , Senior Bond , 2.3% , 2/01/30 ....................
United States 20,000 $ 17,609
Microsoft Corp. , Senior Bond , 2.921% , 3/17/52 ...............
United States 270,000 191,046
Oracle Corp. ,
Senior Bond , 2.875% , 3/25/31 .......................... United States 50,000 43,498
Senior Bond , 3.95% , 3/25/51 ........................... United States 200,000 152,500
Senior Note , 1.65% , 3/25/26 ........................... United States 40,000 37,356
Senior Note , 4.65% , 5/06/30 ........................... United States 10,000 9,810
Salesforce, Inc. ,
Senior Bond , 3.7% , 4/11/28 ............................ United States 20,000 19,413
Senior Bond , 1.95% , 7/15/31 ........................... United States 250,000 207,597
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ................
United States 150,000 121,428
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ..................
United States 175,000 159,440
959,697
Specialty Retail 0.1%
Dick's Sporting Goods, Inc. , Senior Bond , 4.1% , 1/15/52 ........
United States 200,000 145,137
Home Depot, Inc. (The) ,
Senior Bond , 2.7% , 4/15/30 ............................ United States 10,000 8,912
Senior Bond , 3.3% , 4/15/40 ............................ United States 20,000 15,916
Senior Bond , 3.35% , 4/15/50 ........................... United States 30,000 22,044
Senior Note , 2.5% , 4/15/27 ............................ United States 10,000 9,375
Senior Note , 4.5% , 9/15/32 ............................ United States 200,000 196,518
Lowe's Cos., Inc. ,
Senior Bond , 4.5% , 4/15/30 ............................ United States 10,000 9,783
Senior Bond , 5.75% , 7/01/53 ........................... United States 200,000 206,588
Senior Note , 1.7% , 9/15/28 ............................ United States 20,000 17,494
631,767
Technology Hardware, Storage & Peripherals 0.1%
Apple, Inc. , Senior Bond , 2.8% , 2/08/61 .....................
United States 500,000 320,202
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
Senior Bond , 2.85% , 3/27/30 ........................... United States 10,000 9,041
Senior Bond , 3.25% , 3/27/40 ........................... United States 10,000 8,060
Senior Note , 2.75% , 3/27/27 ........................... United States 10,000 9,471
Tapestry, Inc. , Senior Bond , 7.85% , 11/27/33 .................
United States 100,000 108,617
135,189
Tobacco 0.2%
Altria Group, Inc. ,
Senior Bond , 4.8% , 2/14/29 ............................ United States 30,000 29,722
Senior Bond , 6.875% , 11/01/33 ......................... United States 30,000 32,654
Senior Bond , 5.8% , 2/14/39 ............................ United States 20,000 20,280
Senior Bond , 5.95% , 2/14/49 ........................... United States 50,000 50,930
BAT Capital Corp. ,
Senior Bond , 6% , 2/20/34 ............................. United Kingdom 20,000 20,264
Senior Bond , 4.54% , 8/15/47 ........................... United Kingdom 20,000 15,455
Senior Note , 3.557% , 8/15/27 .......................... United Kingdom 14,000 13,262
b
Imperial Brands Finance plc , Senior Bond , 144A, 4.25% , 7/21/25 . United Kingdom 285,000 279,898
Philip Morris International, Inc. ,
Senior Bond , 2.1% , 5/01/30 ............................ United States 20,000 17,005
Senior Bond , 5.375% , 2/15/33 .......................... United States 425,000 428,674
Senior Bond , 5.25% , 2/13/34 ........................... United States 10,000 9,916

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco (continued)
Philip Morris International, Inc., (continued)
Senior Bond , 4.5% , 3/20/42 ............................ United States 10,000 $ 8,748
Senior Note , 4.875% , 2/13/29 .......................... United States 10,000 9,943
936,751
Trading Companies & Distributors 0.0%
†
Air Lease Corp. ,
Senior Note , 3.375% , 7/01/25 .......................... United States 20,000 19,498
Senior Note , 5.3% , 2/01/28 ............................ United States 20,000 20,020
39,518
Transportation Infrastructure 0.0%
†
b
DP World Ltd. , Senior Bond , 144A, 5.625% , 9/25/48 ........... United Arab
Emirates 200,000 190,877
Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc. ,
Senior Bond , 2.25% , 11/15/31 .......................... United States 50,000 41,080
Senior Bond , 5.15% , 4/15/34 ........................... United States 10,000 9,970
Senior Bond , 3% , 2/15/41 ............................. United States 20,000 14,740
Senior Bond , 3.3% , 2/15/51 ............................ United States 100,000 69,978
Senior Note , 3.5% , 4/15/25 ............................ United States 20,000 19,612
Senior Note , 3.375% , 4/15/29 .......................... United States 450,000 416,536
Senior Note , 3.875% , 4/15/30 .......................... United States 80,000 74,966
Vodafone Group plc , Senior Bond , 6.15% , 2/27/37 .............
United Kingdom 100,000 106,807
753,689
Total Corporate Bonds (Cost $ 67,674,232 ) ......................................
64,205,126
Foreign Government and Agency Securities 1.0%
b
African Export-Import Bank (The) , Senior Bond , 144A, 3.994% ,
9/21/29 ........................................... Supranational
h
200,000 180,028
Brazil Notas do Tesouro Nacional ,
10% , 1/01/27 ....................................... Brazil 900,000 BRL 179,133
10% , 1/01/31 ....................................... Brazil 630,000 BRL 121,078
10% , 1/01/33 ....................................... Brazil 780,000 BRL 148,363
F , 10% , 1/01/29 ..................................... Brazil 480,000 BRL 93,930
China Government Bond , 3% , 10/15/53 .....................
China 840,000 CNY 128,531
Colombia Government Bond , Senior Bond , 3.25% , 4/22/32 ......
Colombia 200,000 156,235
Colombia Titulos de Tesoreria ,
B , 7% , 3/26/31 ...................................... Colombia 850,000,000 COP 189,841
B , 9.25% , 5/28/42 ................................... Colombia 2,020,000,000 COP 462,749
B , 7.25% , 10/26/50 .................................. Colombia 390,000,000 COP 71,273
b
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ........................................... Mexico 300,000 251,227
Ecopetrol SA , Senior Bond , 5.875% , 5/28/45 .................
Colombia 150,000 112,111
b
Electricite de France SA , Senior Note , 144A, 5.7% , 5/23/28 ...... France 200,000 202,984
Israel Government Bond , Senior Bond , 2.75% , 7/03/30 .........
Israel 200,000 172,617
Mexican Bonos Desarr Fixed Rate ,
M , 8% , 11/07/47 ..................................... Mexico 4,400,000
i
MXN 228,319
M , 8% , 7/31/53 ..................................... Mexico 4,800,000
i
MXN 246,997
M , Senior Bond , 8.5% , 11/18/38 ......................... Mexico 6,400,000
i
MXN 358,018
M , Senior Bond , 7.75% , 11/13/42 ........................ Mexico 6,300,000
i
MXN 322,004
Mexico Government Bond , Senior Bond , 4.75% , 3/08/44 ........
Mexico 300,000 250,745

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
New Zealand Government Bond , 2.75% , 5/15/51 ..............
New Zealand 210,000 NZD $ 85,642
b
Pertamina Persero PT , Senior Bond , 144A, 4.7% , 7/30/49 ....... Indonesia 200,000 171,879
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .........
Peru 200,000 171,612
b
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.25% , 10/24/42 .................... Indonesia 200,000 184,842
b
Petroleos del Peru SA , Senior Bond , 144A, 4.75% , 6/19/32 ...... Peru 200,000 158,317
Petroleos Mexicanos , Senior Bond , 6.95% , 1/28/60 ............
Mexico 170,000 112,433
South Africa Government Bond ,
Senior Bond , 6.5% , 2/28/41 ............................ South Africa 5,900,000 ZAR 178,058
Senior Bond , 8.75% , 2/28/48 ........................... South Africa 8,200,000 ZAR 300,420
b
United Kingdom Gilt , Reg S, 1.25% , 7/31/51 ................. United Kingdom 850,000 GBP 542,057
Uruguay Government Bond , Senior Bond , 7.625% , 3/21/36 ......
Uruguay 50,000 60,522
Total Foreign Government and Agency Securities (Cost $ 5,722,110 ) ...............
5,841,965
U.S. Government and Agency Securities 17.4%
FFCB , 2.1%, 2/25/36 ...................................
United States 150,000 112,959
U.S. Treasury Bonds ,
4.375%, 5/15/40 ..................................... United States 500,000 502,852
1.125%, 8/15/40 ..................................... United States 332,000 205,620
1.375%, 11/15/40 .................................... United States 1,771,000 1,139,424
2%, 11/15/41 ....................................... United States 680,000 477,275
2.75%, 8/15/42 ..................................... United States 1,815,000 1,424,917
3.875%, 2/15/43 ..................................... United States 10,000 9,247
2.875%, 5/15/43 ..................................... United States 2,760,000 2,194,038
3.875%, 5/15/43 ..................................... United States 3,090,000 2,852,818
4.375%, 8/15/43 ..................................... United States 130,000 128,497
4.75%, 11/15/43 ..................................... United States 220,000 228,284
3.125%, 8/15/44 ..................................... United States 725,000 594,004
3%, 11/15/44 ....................................... United States 250,000 200,283
3%, 5/15/45 ........................................ United States 380,000 303,095
2.5%, 5/15/46 ...................................... United States 945,000 682,061
2.25%, 8/15/46 ..................................... United States 3,305,000 2,263,086
2.75%, 11/15/47 ..................................... United States 90,000 67,278
3.375%, 11/15/48 .................................... United States 3,300,000 2,758,787
3%, 2/15/49 ........................................ United States 1,713,000 1,336,107
2.25%, 8/15/49 ..................................... United States 150,000 100,075
1.25%, 5/15/50 ..................................... United States 1,710,000 875,173
1.375%, 8/15/50 ..................................... United States 1,705,000 900,919
2.375%, 5/15/51 ..................................... United States 950,000 645,221
2%, 8/15/51 ........................................ United States 1,350,000 836,842
1.875%, 11/15/51 .................................... United States 1,775,000 1,063,683
2.25%, 2/15/52 ..................................... United States 710,000 467,213
3%, 8/15/52 ........................................ United States 620,000 481,759
3.625%, 2/15/53 ..................................... United States 330,000 289,859
3.625%, 5/15/53 ..................................... United States 1,755,000 1,542,446
4.125%, 8/15/53 ..................................... United States 795,000 764,318
4.75%, 11/15/53 ..................................... United States 340,000 363,030
4.25%, 2/15/54 ..................................... United States 430,000 422,979
U.S. Treasury Notes ,
2%, 6/30/24 ........................................ United States 1,250,000 1,239,452
2.375%, 8/15/24 ..................................... United States 1,640,000 1,622,012
1.25%, 8/31/24 ..................................... United States 700,000 688,427
1.5%, 10/31/24 ..................................... United States 1,200,000 1,174,346
2.125%, 11/30/24 .................................... United States 4,500,000 4,409,176
0.375%, 11/30/25 .................................... United States 4,400,000 4,094,234
4.25%, 12/31/25 ..................................... United States 500,000 495,938

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
0.375%, 1/31/26 ..................................... United States 9,430,000 $ 8,720,171
0.75%, 3/31/26 ..................................... United States 300,000 278,016
0.875%, 6/30/26 ..................................... United States 975,000 899,133
1.875%, 7/31/26 ..................................... United States 389,000 366,192
4.625%, 9/15/26 ..................................... United States 90,000 90,211
1.25%, 12/31/26 ..................................... United States 3,415,000 3,135,797
2.375%, 5/15/27 ..................................... United States 3,140,000 2,955,341
0.5%, 6/30/27 ...................................... United States 6,535,000 5,774,668
3.25%, 6/30/27 ..................................... United States 1,330,000 1,284,645
2.25%, 11/15/27 ..................................... United States 3,500,000 3,256,299
j
Index Linked, 0.5%, 1/15/28 ............................ United States 1,300,000 1,538,466
0.75%, 1/31/28 ..................................... United States 310,000 271,280
1.25%, 4/30/28 ..................................... United States 2,575,000 2,283,401
3.5%, 4/30/28 ...................................... United States 223,000 216,362
4.375%, 8/31/28 ..................................... United States 10,000 10,042
3.125%, 11/15/28 .................................... United States 1,055,000 1,005,052
1.5%, 11/30/28 ...................................... United States 250,000 221,172
4.375%, 11/30/28 .................................... United States 175,000 175,954
1.375%, 12/31/28 .................................... United States 200,000 175,500
3.25%, 6/30/29 ..................................... United States 1,500,000 1,430,742
1.625%, 8/15/29 ..................................... United States 3,565,000 3,129,819
4%, 10/31/29 ....................................... United States 1,975,000 1,952,087
3.75%, 6/30/30 ..................................... United States 600,000 584,250
0.625%, 8/15/30 ..................................... United States 4,400,000 3,524,641
4.125%, 8/31/30 ..................................... United States 415,000 412,439
4.625%, 9/30/30 ..................................... United States 1,200,000 1,226,578
4.375%, 11/30/30 .................................... United States 240,000 242,030
4%, 1/31/31 ........................................ United States 110,000 108,582
1.125%, 2/15/31 ..................................... United States 800,000 656,219
4.25%, 2/28/31 ..................................... United States 240,000 240,469
1.25%, 8/15/31 ..................................... United States 435,000 354,432
1.375%, 11/15/31 .................................... United States 9,100,000 7,434,807
2.75%, 8/15/32 ..................................... United States 870,000 780,451
4.125%, 11/15/32 .................................... United States 1,420,000 1,410,543
j
Index Linked, 1.125%, 1/15/33 .......................... United States 280,000 272,044
3.5%, 2/15/33 ...................................... United States 600,000 568,359
3.375%, 5/15/33 ..................................... United States 1,850,000 1,733,399
3.875%, 8/15/33 ..................................... United States 1,520,000 1,479,981
f
FRN, 5.425%, ( 3-month U.S. Treasury Bill Rate + 0.125% ),
7/31/25 ........................................... United States 1,310,000 1,309,500
f
FRN, 5.47%, ( 3-month U.S. Treasury Bill Rate + 0.17% ), 10/31/25 United States 740,000 740,276
Total U.S. Government and Agency Securities (Cost $ 113,119,683 ) ................
102,207,084
Asset-Backed Securities 0.8%
Consumer Finance 0.0%
†
k
Northstar Education Finance, Inc. , 2007-1 , A4 , FRN , 6.716% ,
1/29/46 . ........................................... United States 125,000 124,739
Financial Services 0.7%
b,l
AB BSL CLO 4 Ltd. , 2023-4A , A , 144A, FRN , 7.318% , ( 3-month
SOFR + 2% ), 4/20/36 . ................................ United States 100,000 100,740
l
Asset-Backed Securities Corp. Home Equity Loan Trust , 2006-HE3 ,
A5 , FRN , 2.892% , ( 1-month SOFR + 0.654% ), 3/25/36 . ....... United States 72,733 70,121
b,l
Birch Grove CLO 7 Ltd. , 2023-7A , A1 , 144A, FRN , 7.177% , ( 3-month
SOFR + 1.8% ), 10/20/36 . .............................. Jersey 100,000 100,621
b,l
Carlyle Global Market Strategies CLO Ltd. , 2013-4A , A1RR , 144A,
FRN , 6.576% , ( 3-month SOFR + 1.262% ), 1/15/31 . .......... United States 194,448 194,477

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
l
Centex Home Equity Loan Trust , 2004-B , M1 , FRN , 6.089% ,
( 1-month SOFR + 0.759% ), 3/25/34 . ..................... United States 130,554 $ 127,260
b
Dividend Solar Loans LLC , 2018-1 , B , 144A, 4.29% , 7/20/38 . .... United States 94,267 84,022
b,l
Elmwood CLO I Ltd. , 2019-1A , A1RR , 144A, FRN , 6.831% , ( 3-month
SOFR + 1.52% ), 4/20/37 . .............................. United States 100,000 100,375
l
First Frankin Mortgage Loan Trust , 2006-FF4 , A3 , FRN , 5.02% ,
( 1-month SOFR + 0.674% ), 3/25/36 . ..................... United States 30,897 30,651
b
Ford Credit Auto Owner Trust , 2023-1 , A , 144A, 4.85% , 8/15/35 . .. United States 120,000 119,465
b
GreatAmerica Leasing Receivables Funding LLC , 2024-1 , B , 144A,
5.18% , 12/16/30 . .................................... United States 120,000 119,854
b
Jimmy Johns Funding LLC , 2017-1A , A2II , 144A, 4.846% , 7/30/47 . United States 119,000 114,589
b,l
MF1 Ltd. , 2021-FL7 , A , 144A, FRN , 6.521% , ( 1-month SOFR +
1.194% ), 10/16/36 . ................................... United States 94,281 93,691
b
Mosaic Solar Loan Trust , 2021-3A , B , 144A, 1.92% , 6/20/52 . ..... United States 137,590 103,846
b
MVW LLC , 2021-1WA , A , 144A, 1.14% , 1/22/41 . .............. United States 50,656 47,155
b,l
Neuberger Berman Loan Advisers CLO 40 Ltd. , 2021-40A , A , 144A,
FRN , 6.636% , ( 3-month SOFR + 1.322% ), 4/16/33 . .......... United States 500,000 501,037
b,l
New Century Home Equity Loan Trust , 2003-A , A , 144A, FRN ,
3.926% , ( 1-month SOFR + 0.834% ), 10/25/33 . .............. United States 138,458 134,353
b
New Economy Assets Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................... United States 490,000 429,833
b,l
Octagon Investment Partners XXI Ltd. , 2014-1A , AAR3 , 144A, FRN ,
6.568% , ( 3-month SOFR + 1.262% ), 2/14/31 . ............... United States 250,000 250,574
b,l
Palmer Square CLO Ltd. , 2014-1A , A1R2 , 144A, FRN , 6.708% ,
( 3-month SOFR + 1.392% ), 1/17/31 . ..................... United States 129,527 129,607
b,l
Point Au Roche Park CLO Ltd. , 2021-1A , A , 144A, FRN , 6.659% ,
( 3-month SOFR + 1.342% ), 7/20/34 . ..................... United States 100,000 100,179
b,k
RCKT Mortgage Trust , 2024-CES1 , A1A , 144A, FRN , 6.025% ,
2/25/44 . ........................................... United States 98,811 98,777
b,l
Reese Park CLO Ltd. , 2020-1A , AR , 144A, FRN , 6.706% , ( 3-month
SOFR + 1.392% ), 10/15/34 . ............................ United States 180,000 179,929
b,l
Stratus Static CLO Ltd. , 2022-3A , AR , 144A, FRN , 6.618% , ( 3-month
SOFR + 1.3% ), 10/20/31 . .............................. Jersey 110,000 110,076
b,l
Symphony CLO 40 Ltd. , 2023-40A , A1 , 144A, FRN , 6.984% ,
( 3-month SOFR + 1.64% ), 1/14/34 . ...................... United States 160,000 160,740
b,l
Symphony CLO XV Ltd. , 2014-15A , AR3 , 144A, FRN , 6.658% ,
( 3-month SOFR + 1.342% ), 1/17/32 . ..................... United States 250,000 250,391
3,752,363
a a a a a a
Ground Transportation 0.0%
†
b
Avis Budget Rental Car Funding AESOP LLC , 2022-3A , A , 144A,
4.62% , 2/20/27 . ..................................... United States 110,000 108,609
Passenger Airlines 0.1%
American Airlines Pass-Through Trust , 2016-3 , A , 3.25% , 10/15/28 . United States 370,064 334,746
United Airlines Pass-Through Trust ,
2016-1 , A , 3.45% , 7/07/28 ............................. United States 65,702 59,710
2019-2 , A , 2.9% , 5/01/28 .............................. United States 82,768 73,580
2020-1 , B , 4.875% , 7/15/27 ............................ United States 166,800 164,226
632,262
a a a a a a
Total Asset-Backed Securities (Cost $ 4,631,151 ) ................................
4,617,973
Commercial Mortgage-Backed Securities 0.6%
Financial Services 0.6%
BANK , 2021-BN33 , A5 , 2.556% , 5/15/64 ....................
United States 210,000 178,411
k
Benchmark Mortgage Trust , 2023-V3 , A3 , FRN , 6.363% , 7/15/56 .. United States 20,000 20,920

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
b ,l
BPR Trust , 2022-OANA , A , 144A, FRN , 7.223% , ( 1-month SOFR +
1.898% ), 4/15/37 .................................... United States 150,000 $ 150,928
b ,l
BX Commercial Mortgage Trust ,
2021-21M , A , 144A, FRN , 6.169% , ( 1-month SOFR + 0.844% ),
10/15/36 .......................................... United States 107,986 107,183
2021-VINO , A , 144A, FRN , 6.092% , ( 1-month SOFR + 0.767% ),
5/15/38 ........................................... United States 113,374 112,588
2021-VOLT , B , 144A, FRN , 6.39% , ( 1-month SOFR + 1.064% ),
9/15/36 ........................................... United States 250,000 247,405
2022-LP2 , A , 144A, FRN , 6.338% , ( 1-month SOFR + 1.013% ),
2/15/39 ........................................... United States 185,169 184,389
2023-XL3 , A , 144A, FRN , 7.087% , ( 1-month SOFR + 1.761% ),
12/09/40 .......................................... United States 100,000 100,787
2024-XL5 , A , 144A, FRN , 6.692% , ( 1-month SOFR + 1.392% ),
3/15/41 ........................................... United States 100,000 100,199
b ,l
BX Mortgage Trust ,
2021-PAC , A , 144A, FRN , 6.129% , ( 1-month SOFR + 0.804% ),
10/15/36 .......................................... United States 230,000 228,144
2022-MVRK , A , 144A, FRN , 6.792% , ( 1-month SOFR + 1.467% ),
3/15/39 ........................................... United States 118,664 117,948
b
BX Trust ,
l
2021-BXMF , A , 144A, FRN , 6.075% , ( 1-month SOFR + 0.75% ),
10/15/26 .......................................... United States 93,847 92,972
2022-CLS , A , 144A, 5.76% , 10/13/27 ..................... United States 100,000 100,427
l
2022-IND , A , 144A, FRN , 6.816% , ( 1-month SOFR + 1.491% ),
4/15/37 ........................................... United States 306,201 306,890
k ,m
FHLMC, Multi-family Structured Pass-Through Certificates , K105 ,
X1 , IO, FRN , 1.521% , 1/25/30 .......................... United States 2,288,080 161,233
FNMA ,
2014-6 , Z , 2.5% , 2/25/44 .............................. United States 128,905 109,300
2022-29 , KZ , 1.5% , 6/25/42 ............................ United States 102,786 71,219
m
427 , C73 , IO, 3% , 12/25/48 ............................ United States 523,278 83,784
GNMA ,
2021-21 , AH , 1.4% , 6/16/63 ............................ United States 86,235 65,003
2021-77 , LC , 1.25% , 7/20/50 ........................... United States 116,638 91,548
2023-92 , AH , 2% , 6/16/64 ............................. United States 99,984 77,326
b ,l
INTOWN Mortgage Trust , 2022-STAY , A , 144A, FRN , 7.814% ,
( 1-month SOFR + 2.489% ), 8/15/39 ...................... United States 130,000 130,874
b ,l
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2022-
ACB , A , 144A, FRN , 6.719% , ( 30-day SOFR Average + 1.4% ),
3/15/39 ........................................... United States 150,000 149,764
JPMBB Commercial Mortgage Securities Trust , 2015-C33 , A4 ,
3.77% , 12/15/48 ..................................... United States 122,000 118,422
k
MSWF Commercial Mortgage Trust , 2023-2 , A5 , FRN , 6.014% ,
12/15/56 .......................................... United States 100,000 107,153
b ,l
MTN Commercial Mortgage Trust , 2022-LPFL , A , 144A, FRN ,
6.727% , ( 1-month SOFR + 1.397% ), 3/15/39 ............... United States 100,000 99,071
b ,k
NJ Trust , 2023-GSP , A , 144A, FRN , 6.481% , 1/06/29 ........... United States 100,000 104,630
b ,l
SREIT Trust ,
2021-MFP , A , 144A, FRN , 6.171% , ( 1-month SOFR + 0.845% ),
11/15/38 .......................................... United States 133,961 133,085
2021-MFP2 , A , 144A, FRN , 6.261% , ( 1-month SOFR + 0.936% ),
11/15/36 .......................................... United States 100,000 99,538

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
WFRBS Commercial Mortgage Trust , 2014-C23 , A5 , 3.917% ,
10/15/57 .......................................... United States 106,000 $ 104,260
3,755,401
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 3,748,582 ) .................
3,755,401
Mortgage-Backed Securities 5.2%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.6%
FHLMC Gold Pool, 30 Year , 4.5%, 1/01/49 .................. United States 318,138 310,216
FHLMC Pool, 15 Year , 3%, 8/01/34 ........................ United States 35,611 33,369
FHLMC Pool, 15 Year , 4%, 11/01/37 ....................... United States 163,349 158,336
FHLMC Pool, 20 Year , 1.5%, 11/01/40 - 7/01/41 .............. United States 232,793 190,854
FHLMC Pool, 20 Year , 2%, 10/01/40 - 4/01/42 ................ United States 504,163 424,194
FHLMC Pool, 20 Year , 3%, 5/01/42 - 9/01/42 ................. United States 264,657 234,952
FHLMC Pool, 30 Year , 2%, 2/01/52 - 8/01/52 ................. United States 689,691 546,780
FHLMC Pool, 30 Year , 2.5%, 12/01/50 - 4/01/52 .............. United States 1,865,808 1,563,048
FHLMC Pool, 30 Year , 3%, 3/01/50 - 7/01/52 ................. United States 1,007,422 872,237
FHLMC Pool, 30 Year , 3.5%, 4/01/50 - 8/01/52 ............... United States 1,800,544 1,640,645
FHLMC Pool, 30 Year , 4%, 5/01/47 - 2/01/53 ................. United States 1,169,641 1,094,688
FHLMC Pool, 30 Year , 4.5%, 10/01/48 - 10/01/52 ............. United States 1,063,182 1,019,670
FHLMC Pool, 30 Year , 5%, 8/01/52 - 11/01/52 ................ United States 653,838 641,717
FHLMC Pool, 30 Year , 5.5%, 12/01/52 - 6/01/53 .............. United States 365,330 364,474
FHLMC Pool, 30 Year , 6%, 3/01/53 ........................ United States 91,619 92,798
FHLMC Pool, 30 Year , 6.5%, 5/01/53 ....................... United States 180,550 185,817
9,373,795
Federal National Mortgage Association (FNMA) Fixed Rate 2.4%
FNMA , 2.5%, 9/01/61 - 6/01/62 ........................... United States 266,066 213,198
FNMA, 15 Year , 2%, 8/01/36 - 12/01/36 ..................... United States 479,567 426,875
FNMA, 20 Year , 1.5%, 11/01/41 ........................... United States 84,330 68,699
FNMA, 20 Year , 2%, 10/01/40 - 8/01/42 ..................... United States 387,618 326,711
FNMA, 20 Year , 2.5%, 12/01/40 - 5/01/42 ................... United States 288,480 250,853
FNMA, 20 Year , 3.5%, 8/01/42 ........................... United States 90,662 82,969
FNMA, 30 Year , 1.5%, 3/01/51 - 9/01/51 .................... United States 265,127 200,510
FNMA, 30 Year , 2%, 2/01/51 - 3/01/52 ...................... United States 3,831,696 3,051,341
FNMA, 30 Year , 2.5%, 9/01/51 - 3/01/52 .................... United States 3,318,425 2,758,854
FNMA, 30 Year , 3%, 9/01/50 - 5/01/52 ...................... United States 2,352,362 2,041,120
FNMA, 30 Year , 3.5%, 6/01/49 - 9/01/52 .................... United States 536,045 484,212
FNMA, 30 Year , 4%, 2/01/49 - 6/01/52 ...................... United States 474,161 444,098
FNMA, 30 Year , 4.5%, 2/01/50 - 11/01/52 ................... United States 725,328 693,894
FNMA, 30 Year , 5%, 10/01/52 - 5/01/53 ..................... United States 791,557 773,217
FNMA, 30 Year , 5.5%, 11/01/52 - 9/01/53 ................... United States 1,094,133 1,090,355
FNMA, 30 Year , 6%, 6/01/53 - 8/01/53 ...................... United States 704,163 712,994
n
FNMA, Single-family, 30 Year , 3%, 4/25/54 .................. United States 200,000 172,089
n
FNMA, Single-family, 30 Year , 4.5%, 4/25/54 ................. United States 100,000 95,238
n
FNMA, Single-family, 30 Year , 5%, 4/25/54 .................. United States 300,000 292,746
14,179,973
Government National Mortgage Association (GNMA) Fixed Rate 1.2%
GNMA II, 30 Year , 2%, 3/20/51 ........................... United States 94,039 75,215
GNMA II, 30 Year , 2.5%, 12/20/51 ......................... United States 82,837 70,062
GNMA II, 30 Year , 4.5%, 9/20/52 .......................... United States 90,835 87,748
GNMA II, 30 Year , 5%, 8/20/53 ........................... United States 96,221 95,035
GNMA II, 30 Year , 5.5%, 3/20/53 - 8/20/53 ................... United States 290,697 292,942
GNMA II, 30 Year , 6%, 1/20/54 ........................... United States 98,730 100,313
c
GNMA II, Single-family, 30 Year , 2%, 10/20/50 - 5/20/52 ........ United States 1,714,708 1,406,672

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year , 2.5%, 2/20/50 - 6/20/52 ........ United States 1,112,763 $ 949,180
GNMA II, Single-family, 30 Year , 3%, 2/20/51 - 10/20/51 ........ United States 531,784 469,679
GNMA II, Single-family, 30 Year , 3.5%, 4/20/52 - 4/15/54 ........ United States 288,911 262,926
GNMA II, Single-family, 30 Year , 4%, 8/20/46 - 8/20/48 ......... United States 329,291 311,794
GNMA II, Single-family, 30 Year , 4.5%, 6/20/48 ............... United States 171,856 167,376
GNMA II, Single-family, 30 Year , 5%, 8/20/52 - 4/15/54 ......... United States 1,363,858 1,340,896
GNMA II, Single-family, 30 Year , 5.5%, 2/20/53 - 4/15/54 ........ United States 1,455,485 1,454,943
7,084,781
Total Mortgage-Backed Securities (Cost $ 32,853,671 ) ............................
30,638,549
Municipal Bonds 0.2%
California 0.2%
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 ,
Refunding , 3.85% , 6/01/50 ............................. United States 475,000 445,401
San Bernardino Community College District ,
GO , 2021 , Refunding , 2.686% , 8/01/41 ................... United States 485,000 362,999
GO , 2021 , Refunding , 2.856% , 8/01/49 ................... United States 285,000 196,311
1,004,711
Ohio 0.0%
†
Greenville City School District , GO , 2019 , Refunding , 3.541% ,
1/01/51 ........................................... United States 160,000 124,653
Total Municipal Bonds (Cost $ 1,385,122 ) .......................................
1,129,364
Residential Mortgage-Backed Securities 0.2%
Financial Services 0.2%
b
BRAVO Residential Funding Trust ,
k
2022-NQM3 , A1 , 144A, FRN , 5.108% , 7/25/62 .............. United States 81,747 80,381
2023-NQM1 , A1 , 144A, 5.757% , 1/25/63 .................. United States 85,549 85,013
b ,l
Connecticut Avenue Securities Trust , 2022-R04 , 1M2 , 144A, FRN ,
8.42% , ( 30-day SOFR Average + 3.1% ), 3/25/42 ............ United States 120,000 124,903
b
Ellington Financial Mortgage Trust , 2023-1 , A3 , 144A, 6.544% ,
2/25/68 ........................................... United States 130,935 130,656
b ,l
FHLMC STACR REMIC Trust ,
2021-DNA5 , M2 , 144A, FRN , 6.97% , ( 30-day SOFR Average +
1.65% ), 1/25/34 ..................................... United States 87,591 87,933
2022-DNA3 , M1A , 144A, FRN , 7.32% , ( 30-day SOFR Average +
2% ), 4/25/42 ....................................... United States 67,474 68,372
b ,k
GCAT Trust , 2024-INV1 , 1A2 , 144A, FRN , 5.5% , 1/25/54 ........ United States 98,916 97,397
b
Legacy Mortgage Asset Trust , 2021-GS3 , A1 , 144A, 1.75% , 7/25/61 United States 100,432 97,412
b ,k
New Residential Mortgage Loan Trust ,
2016-4A , A1 , 144A, FRN , 3.75% , 11/25/56 ................. United States 89,518 83,452
2017-1A , A1 , 144A, FRN , 4% , 2/25/57 .................... United States 82,072 78,072
2018-3A , A1 , 144A, FRN , 4.5% , 5/25/58 ................... United States 76,334 73,554
b
OBX Trust , 2023-NQM7 , A1 , 144A, 6.844% , 4/25/63 ........... United States 92,885 94,003
b ,k
PRKCM Trust , 2021-AFC2 , A1 , 144A, FRN , 2.071% , 11/25/56 .... United States 80,970 68,953
b
SG Residential Mortgage Trust , 2022-2 , A1 , 144A, 5.353% , 8/25/62 United States 113,312 112,678
b
Verus Securitization Trust , 2022-6 , A3 , 144A, 4.91% , 6/25/67 .... United States 83,005 80,915
1,363,694
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 1,354,178 ) ..................
1,363,694
Total Long Term Investments (Cost $ 475,405,077 ) ...............................
565,146,903
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased 0.0%
†
Puts - Exchange-Traded
Options on Interest Rate Futures
U.S. Treasury 5 Year Notes Futures , April Strike Price $ 106.50 ,
Expires 4/26/24 ..................................... 5 500,000 $ 1,328
Total Options Purchased (Cost $ 2,673 ) .........................................
1,328
Short Term Investments 2.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.0%
†
o
U.S. Treasury Bills ,
5/09/24 ........................................... United States 150,000 149,167
7/16/24 ........................................... United States 170,000 167,396
316,563
Total U.S. Government and Agency Securities (Cost $ 316,556 ) ....................
316,563
Shares
a a a
Money Market Funds 2.6%
p,q
Institutional Fiduciary Trust - Money Market Portfolio , 4.997% .... United States 12,178,145 12,178,145
q
JPMorgan 100% U.S. Treasury Securities Money Market Fund ,
4.94% ............................................ United States 2,184,421 2,184,421
q
JPMorgan Prime Money Market Fund , 5.29% ................ United States 790,503 790,817
Total Money Market Funds (Cost $ 15,153,384 ) ..................................
15,153,383
Total Short Term Investments (Cost $ 15,469,940 ) ................................
15,469,946
a
Total Investments (Cost $ 490,877,690 ) 98.7% ...................................
$580,618,177
TBA Sales Commitments (0.0) %
†
..............................................
(82,669)
Options Written (0.0) %
†
......................................................
(1,250)
Other Assets, less Liabilities 1.3% .............................................
7,169,209
Net Assets 100.0% ...........................................................
$587,703,467
a a a
Principal
Amount
*
a a a
r
TBA Sales Commitments (0.0)%
†
Mortgage-Backed Securities (0.0)%
†
Federal National Mortgage Association (FNMA) Fixed Rate (0.0)%
†
FNMA, Single-family, 30 Year , 2.5% , 4/25/54 ................. United States 100,000 (82,669)
Total TBA Sales Commitments (Proceeds $ 82,289 ) ..............................
(82,669)

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written (0.0)%
†
Calls - Exchange-Traded
Options on Interest Rate Futures
U.S. Treasury 5 Year Notes Futures , April Strike Price $ 108.00 ,
Expires 4/26/24 ..................................... 5 500,000 $ (781)
(781)
Puts - Exchange-Traded
Options on Interest Rate Futures
U.S. Treasury 5 Year Notes Futures , April Strike Price $ 105.75 ,
Expires 4/26/24 ..................................... 5 500,000 (469)
(469)
Total Options Written (Premiums received $ 2,444 ) ...............................
$ (1,250)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the aggregate value of these securities was $22,290,776, representing 3.8% of net assets.
c
A portion or all of the security purchased on a delayed delivery basis.
d
Variable rate security. The rate shown represents the yield at period end.
e
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
f
The coupon rate shown represents the rate at period end.
g
Perpetual security with no stated maturity date.
h
A supranational organization is an entity formed by two or more central governments through international treaties.
i
Principal amount is stated in 100 Mexican Peso Units.
j
Principal amount of security is adjusted for inflation.
k
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
l
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
m
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
n
Security purchased on a to-be-announced (TBA) basis.
o
The security was issued on a discount basis with no stated coupon rate.
p
See Note 6 regarding investments in affiliated management investment companies.
q
The rate shown is the annualized seven-day effective yield at period end.
r
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2024 , the Fund had the following futures contracts outstanding.
At March 31, 2024, the Fund had the following forward exchange contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Long 81 $ 21,499,425 6/21/24 $ 222,330
Interest rate contracts
3-month SOFR .............................. Long 20 4,812,250 3/17/26 9,658
3-month SOFR .............................. Short 7 1,656,769 6/18/24 (1,540)
3-month SOFR .............................. Long 13 3,101,475 3/18/25 (12,611)
Long Gilt ................................... Long 4 504,517 6/26/24 10,739
U.S. Treasury 10 Year Notes .................... Short 153 16,951,922 6/18/24 (73,990)
U.S. Treasury 10 Year Notes .................... Long 70 7,755,781 6/18/24 18,637
U.S. Treasury 10 Year Ultra Notes ................ Short 10 1,146,094 6/18/24 (8,078)
U.S. Treasury 10 Year Ultra Notes ................ Long 14 1,604,531 6/18/24 6,516
U.S. Treasury 2 Year Notes ..................... Short 5 1,022,422 6/28/24 726
U.S. Treasury 2 Year Notes ..................... Long 7 1,431,391 6/28/24 (478)
U.S. Treasury 5 Year Notes ..................... Long 34 3,638,531 6/28/24 5,016
U.S. Treasury Long Bonds ..................... Long 4 481,750 6/18/24 4,602
U.S. Treasury Ultra Bonds ...................... Short 6 774,000 6/18/24 (12,759)
U.S. Treasury Ultra Bonds ...................... Long 14 1,806,000 6/18/24 26,296
Total Futures Contracts ...................................................................... $195,064
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Norwegian Krone ... HSBK Buy 2,800,000 272,484 4/11/24 $ — $ (14,562)
Norwegian Krone ... MSCO Sell 2,800,000 265,864 4/11/24 7,941 —
New Zealand Dollar . BZWS Buy 260,000 161,898 4/12/24 — (6,572)
New Zealand Dollar . BZWS Sell 350,000 213,778 4/12/24 4,685 —
Malaysian Ringgit ... GSCO Buy 1,600,000 346,208 4/16/24 — (9,281)
Malaysian Ringgit ... GSCO Sell 1,600,000 334,837 4/16/24 — (2,089)
Norwegian Krone ... MSCO Buy 5,500,000 536,978 4/18/24 — (30,254)
Norwegian Krone ... MSCO Sell 5,500,000 517,460 4/18/24 10,736 —
South Korean Won .. CITI Buy 1,200,000,000 905,846 4/26/24 — (15,625)
Mexican Peso ...... CITI Sell 4,000,000 229,410 4/29/24 — (10,197)
Columbian Peso .... JPHQ Sell 630,000,000 156,746 4/30/24 — (5,436)
Hungarian Forint .... MSCO Buy 120,000,000 336,186 5/02/24 — (8,121)
Euro ............. JPHQ Buy 860,000 934,889 5/07/24 — (5,813)
Euro ............. MSCO Buy 520,000 568,897 5/07/24 — (7,130)
Euro ............. MSCO Sell 60,000 65,096 5/07/24 276 —
Euro ............. UBSW Buy 310,000 335,208 5/07/24 — (309)
South African Rand .. HSBK Buy 700,000 36,395 5/15/24 435 —
South African Rand .. HSBK Sell 9,600,000 501,546 5/15/24 — (3,546)
Chilean Peso ...... HSBK Buy 430,000,000 450,235 5/17/24 — (11,978)

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2024 , the Fund had the following credit default swap contracts outstanding.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Yuan Renminbi ..... JPHQ Sell 730,000 101,927 5/28/24 $ — $ (500)
Australian Dollar .... JPHQ Buy 2,070,000 1,347,404 6/06/24 4,131 —
Australian Dollar .... JPHQ Sell 870,000 576,207 6/06/24 8,170 —
British Pound ...... CITI Buy 370,000 476,658 6/10/24 — (9,523)
British Pound ...... CITI Sell 400,000 504,545 6/10/24 — (465)
Indian Rupee ...... BZWS Buy 28,000,000 336,648 6/11/24 — (1,579)
Japanese Yen ...... JPHQ Buy 355,000,000 2,449,540 6/17/24 — (76,563)
Japanese Yen ...... JPHQ Sell 84,000,000 560,757 6/17/24 — (736)
Total Forward Exchange Contracts ................................................... $36,374 $(220,279)
Net unrealized appreciation (depreciation) ............................................ $(183,905)
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c) (d)
Traded Index
CDX.NA.IG.42 .. 1.00% Quarterly 6/20/29 1,782,000 $ 40,699 $ 39,222 $ 1,477
Investment
Grade
CDX.NA.IG.42 .. 1.00% Quarterly 6/20/34 1,511,000 10,446 10,528 (82)
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $51,145 $49,750 $1,395
Total Credit Default Swap Contracts .................................... $51,145 $ 49,750 $1,395
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2024 , the Fund had the following interest rate swap contracts outstanding.
See Abbreviations on page 173 .
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.87% .... Annual 2/28/31 1,766,000 $ (3,126) $ (5,641) $ 2,516
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.15% .... Annual 5/15/48 1,388,000 153,324 3,809 149,514
Total Interest Rate Swap Contracts .................................... $150,198 $ (1,832) $152,030
*
In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2024
Franklin DynaTech VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.9%
Aerospace & Defense 1.1%
a
Axon Enterprise, Inc. ................................... United States 6,159 $ 1,927,028
Automobile Components 0.0%
†
a
Mobileye Global, Inc. , A ................................. Israel 601 19,322
Automobiles 1.4%
a
Tesla, Inc. ........................................... United States 13,946 2,451,567
Biotechnology 0.6%
a
Argenx SE .......................................... Netherlands 1,231 485,328
a
Ascendis Pharma A/S , ADR ............................. Denmark 1,348 203,777
a
Krystal Biotech, Inc. ................................... United States 383 68,147
a
Natera, Inc. .......................................... United States 2,689 245,936
a
Rocket Pharmaceuticals, Inc. ............................ United States 610 16,434
1,019,622
Broadline Retail 8.6%
a
Amazon.com, Inc. ..................................... United States 69,211 12,484,280
a
MercadoLibre, Inc. .................................... Brazil 1,382 2,089,529
14,573,809
Capital Markets 1.8%
Moody's Corp. ........................................ United States 684 268,832
MSCI, Inc. , A ......................................... United States 1,702 953,886
Tradeweb Markets, Inc. , A ............................... United States 17,230 1,794,849
3,017,567
Communications Equipment 0.2%
a
Arista Networks, Inc. ................................... United States 1,041 301,869
Construction & Engineering 0.8%
Quanta Services, Inc. .................................. United States 5,196 1,349,921
Diversified Consumer Services 0.2%
a
Duolingo, Inc. , A ...................................... United States 1,345 296,680
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. , A .................................... United States 3,426 395,189
Keyence Corp. ....................................... Japan 1,371 636,460
1,031,649
Energy Equipment & Services 0.6%
Baker Hughes Co. , A ................................... United States 6,913 231,586
a
Oceaneering International, Inc. ........................... United States 6,720 157,248
Schlumberger NV ..................................... United States 8,666 474,983
TechnipFMC plc ...................................... United Kingdom 8,686 218,105
1,081,922
Entertainment 0.1%
Nintendo Co. Ltd. ..................................... Japan 2,393 130,564
Financial Services 4.5%
Mastercard, Inc. , A .................................... United States 11,784 5,674,821
Visa, Inc. , A .......................................... United States 6,926 1,932,908
7,607,729
Ground Transportation 1.1%
a
Uber Technologies, Inc. ................................. United States 24,301 1,870,934
Health Care Equipment & Supplies 3.5%
a
Boston Scientific Corp. ................................. United States 790 54,107
a
Dexcom, Inc. ......................................... United States 1,994 276,568

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
IDEXX Laboratories, Inc. ................................ United States 4,510 $ 2,435,084
a
Inspire Medical Systems, Inc. ............................ United States 372 79,902
a
Intuitive Surgical, Inc. .................................. United States 6,905 2,755,717
a
PROCEPT BioRobotics Corp. ............................ United States 700 34,594
a
Shockwave Medical, Inc. ................................ United States 315 102,573
Stryker Corp. ........................................ United States 684 244,783
5,983,328
Health Care Providers & Services 0.6%
a
HealthEquity, Inc. ..................................... United States 2,939 239,910
UnitedHealth Group, Inc. ................................ United States 1,748 864,736
1,104,646
Health Care Technology 0.2%
Pro Medicus Ltd. ...................................... Australia 730 49,364
a
Veeva Systems, Inc. , A ................................. United States 1,361 315,330
364,694
Hotels, Restaurants & Leisure 0.9%
a
Airbnb, Inc. , A ........................................ United States 839 138,402
Booking Holdings, Inc. ................................. United States 241 874,319
a
DoorDash, Inc. , A ..................................... United States 3,846 529,671
1,542,392
Interactive Media & Services 8.0%
a
Alphabet, Inc. , A ...................................... United States 45,056 6,800,302
Meta Platforms, Inc. , A ................................. United States 13,888 6,743,735
13,544,037
IT Services 3.1%
a
Gartner, Inc. ......................................... United States 683 325,566
a
MongoDB, Inc. , A ..................................... United States 5,936 2,128,887
a
Shopify, Inc. , A ....................................... Canada 34,676 2,675,360
a
Snowflake, Inc. , A ..................................... United States 728 117,645
5,247,458
Life Sciences Tools & Services 3.2%
Danaher Corp. ....................................... United States 9,723 2,428,028
Thermo Fisher Scientific, Inc. ............................ United States 5,210 3,028,104
5,456,132
Pharmaceuticals 2.3%
AstraZeneca plc , ADR .................................. United Kingdom 8,945 606,024
Eli Lilly & Co. ........................................ United States 4,173 3,246,427
Novo Nordisk A/S , ADR ................................. Denmark 639 82,047
3,934,498
Professional Services 0.1%
Verisk Analytics, Inc. , A ................................. United States 389 91,699
Semiconductors & Semiconductor Equipment 24.9%
a
Advanced Micro Devices, Inc. ............................ United States 11,079 1,999,649
Advantest Corp. ...................................... Japan 400 17,768
Analog Devices, Inc. ................................... United States 13,881 2,745,523
a
ARM Holdings plc , ADR ................................ United States 803 100,367
ASM International NV .................................. Netherlands 1,679 1,028,176
ASML Holding NV , ADR ................................ Netherlands 5,405 5,245,390
Broadcom, Inc. ....................................... United States 867 1,149,131
Entegris, Inc. ......................................... United States 4,109 577,479

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Intel Corp. ........................................... United States 3,414 $ 150,797
KLA Corp. ........................................... United States 3,814 2,664,346
Lam Research Corp. ................................... United States 3,704 3,598,695
a
Lattice Semiconductor Corp. ............................. United States 6,753 528,287
Monolithic Power Systems, Inc. ........................... United States 3,646 2,469,873
NVIDIA Corp. ........................................ United States 22,170 20,031,925
42,307,406
Software 29.8%
a
Adobe, Inc. .......................................... United States 1,022 515,701
a
AppLovin Corp. , A ..................................... United States 280 19,382
a
Aspen Technology, Inc. ................................. United States 168 35,831
a
Atlassian Corp. , A ..................................... United States 2,063 402,512
a
Cadence Design Systems, Inc. ........................... United States 16,001 4,980,791
Constellation Software, Inc. .............................. Canada 451 1,232,013
a
Crowdstrike Holdings, Inc. , A ............................. United States 290 92,971
a
Datadog, Inc. , A ...................................... United States 5,613 693,767
a
Descartes Systems Group, Inc. (The) ...................... Canada 5,485 502,042
a
Fair Isaac Corp. ...................................... United States 333 416,120
a
Gitlab, Inc. , A ........................................ United States 598 34,875
a
HubSpot, Inc. ........................................ United States 4,139 2,593,332
Intuit, Inc. ........................................... United States 6,942 4,512,300
a
Klaviyo, Inc. , A ....................................... United States 3,317 84,517
a,b
Lumine Group, Inc. , Reg S .............................. Canada 3,589 94,889
a
Manhattan Associates, Inc. .............................. United States 2,071 518,226
Microsoft Corp. ....................................... United States 31,166 13,112,160
a
Monday.com Ltd. ...................................... United States 3,431 774,960
a
Palo Alto Networks, Inc. ................................ United States 6,958 1,976,977
a
Procore Technologies, Inc. .............................. United States 4,876 400,661
Roper Technologies, Inc. ................................ United States 3,487 1,955,649
Salesforce, Inc. ....................................... United States 6,916 2,082,961
a
ServiceNow, Inc. ...................................... United States 7,958 6,067,179
a
SPS Commerce, Inc. ................................... United States 977 180,647
a
Synopsys, Inc. ....................................... United States 8,648 4,942,332
a
Tyler Technologies, Inc. ................................. United States 1,024 435,210
a
Workday, Inc. , A ...................................... United States 6,942 1,893,431
50,551,436
Technology Hardware, Storage & Peripherals 1.6%
Apple, Inc. .......................................... United States 15,602 2,675,431
Trading Companies & Distributors 0.1%
Fastenal Co. ......................................... United States 2,407 185,676
Total Common Stocks (Cost $ 81,031,372 ) ......................................
169,669,016
Warrants
Warrants 0.0%
Software 0.0%
a,c
Constellation Software, Inc. , 3/31/40 ....................... Canada 341 —
Total Warrants (Cost $ – ) ......................................................
—
Total Long Term Investments (Cost $ 81,031,372 ) ................................
169,669,016
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 173 .
Short Term Investments 0.0%
†
a a
Country Shares
a
Value
a a a
Money Market Funds 0.0%
†
d,e
Institutional Fiduciary Trust - Money Market Portfolio , 4.997% .... United States 26,914 $ 26,914
Total Money Market Funds (Cost $ 26,914 ) ......................................
26,914
Total Short Term Investments (Cost $ 26,914 ) ...................................
26,914
a
Total Investments (Cost $ 81,058,286 ) 99.9% ....................................
$169,695,930
Other Assets, less Liabilities 0.1% .............................................
209,025
Net Assets 100.0% ...........................................................
$169,904,955
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the value of this security was
$94,889, representing 0.1% of net assets.
c
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
d
See Note 6 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2024
Franklin Global Real Estate VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.3%
Diversified REITs 2.0%
H&R Real Estate Investment Trust ........................ Canada 54,933 $ 375,156
KDX Realty Investment Corp. ............................ Japan 946 1,005,430
NTT UD REIT Investment Corp. .......................... Japan 884 720,370
2,100,956
Diversified Telecommunication Services 0.5%
a
Cellnex Telecom SA , 144A , Reg S ......................... Spain 15,512 548,707
Health Care Providers & Services 1.0%
Chartwell Retirement Residences ......................... Canada 122,506 1,117,925
Health Care REITs 6.7%
American Healthcare REIT, Inc. ........................... United States 21,478 316,801
Sabra Health Care REIT, Inc. ............................ United States 55,569 820,754
Ventas, Inc. .......................................... United States 41,017 1,785,880
Welltower, Inc. ....................................... United States 45,275 4,230,496
7,153,931
Hotel & Resort REITs 3.6%
Host Hotels & Resorts, Inc. .............................. United States 78,583 1,625,096
Japan Hotel REIT Investment Corp. ........................ Japan 1,732 908,153
Ryman Hospitality Properties, Inc. ......................... United States 11,039 1,276,219
3,809,468
Industrial REITs 17.9%
Americold Realty Trust, Inc. .............................. United States 45,217 1,126,808
GLP J-Reit .......................................... Japan 944 791,018
Goodman Group ...................................... Australia 147,708 3,253,609
LaSalle Logiport REIT .................................. Japan 641 656,782
Prologis, Inc. ......................................... United States 67,287 8,762,113
Rexford Industrial Realty, Inc. ............................ United States 42,503 2,137,901
Segro plc ........................................... United Kingdom 208,465 2,376,631
19,104,862
Office REITs 5.6%
Alexandria Real Estate Equities, Inc. ....................... United States 9,063 1,168,311
Cousins Properties, Inc. ................................ United States 49,049 1,179,138
Derwent London plc ................................... United Kingdom 38,149 1,045,258
Gecina SA .......................................... France 10,551 1,077,673
Nippon Building Fund, Inc. .............................. Japan 164 655,975
Orix JREIT, Inc. ....................................... Japan 780 848,716
5,975,071
Real Estate Management & Development 14.4%
CapitaLand Investment Ltd. .............................. Singapore 615,029 1,220,434
b
Castellum AB ........................................ Sweden 71,749 943,456
Catena AB .......................................... Sweden 22,503 1,099,308
CK Asset Holdings Ltd. ................................. Hong Kong 91,285 376,158
Corp. Inmobiliaria Vesta SAB de CV ....................... Mexico 130,214 509,867
a
CTP NV , 144A , Reg S .................................. Netherlands 51,110 911,701
b
Fastighets AB Balder , B ................................. Sweden 151,190 1,110,366
Grainger plc ......................................... United Kingdom 256,602 834,871
Mitsubishi Estate Co. Ltd. ............................... Japan 54,557 995,380
Mitsui Fudosan Co. Ltd. ................................ Japan 365,092 3,935,970
Sun Hung Kai Properties Ltd. ............................ Hong Kong 146,035 1,410,661
Vonovia SE .......................................... Germany 68,872 2,035,196
15,383,368

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Global Real Estate VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Residential REITs 15.5%
American Homes 4 Rent , A .............................. United States 77,931 $ 2,866,302
AvalonBay Communities, Inc. ............................ United States 17,691 3,282,742
Boardwalk Real Estate Investment Trust .................... Canada 24,477 1,411,026
Camden Property Trust ................................. United States 22,825 2,245,980
Canadian Apartment Properties REIT ...................... Canada 27,238 934,914
Equity LifeStyle Properties, Inc. ........................... United States 30,932 1,992,021
Killam Apartment Real Estate Investment Trust ............... Canada 74,181 1,017,596
UDR, Inc. ........................................... United States 34,811 1,302,280
UNITE Group plc (The) ................................. United Kingdom 120,436 1,489,709
16,542,570
Retail REITs 16.3%
Brixmor Property Group, Inc. ............................. United States 34,379 806,187
Carmila SA .......................................... France 45,850 797,437
Frasers Centrepoint Trust ............................... Singapore 706,365 1,145,689
Link REIT ........................................... Hong Kong 258,902 1,114,946
NETSTREIT Corp. .................................... United States 73,961 1,358,664
Realty Income Corp. ................................... United States 84,740 4,584,434
Regency Centers Corp. ................................. United States 32,611 1,974,922
Shaftesbury Capital plc ................................. United Kingdom 656,805 1,192,099
Simon Property Group, Inc. .............................. United States 14,556 2,277,868
SITE Centers Corp. .................................... United States 53,861 789,064
Vicinity Ltd. .......................................... Australia 1,005,614 1,395,827
17,437,137
Specialized REITs 15.8%
Digital Realty Trust, Inc. ................................ United States 14,598 2,102,696
Equinix, Inc. ......................................... United States 7,223 5,961,359
National Storage REIT ................................. Australia 464,918 726,702
Public Storage ....................................... United States 15,381 4,461,413
b
Shurgard Self Storage Ltd. .............................. Belgium 18,426 821,866
VICI Properties, Inc. , A ................................. United States 92,583 2,758,047
16,832,083
Total Common Stocks (Cost $ 78,609,278 ) ......................................
106,006,078

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Global Real Estate VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 173 .
Short Term Investments 0.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement , 5.232% , 4/01/24 (Maturity Value
$ 157,631 )
BNP Paribas Securities Corp. (Maturity Value $77,684)
Deutsche Bank Securities, Inc. (Maturity Value $33,337)
HSBC Securities (USA), Inc. (Maturity Value $46,610)
Collateralized by U.S. Government Agency Securities, 3% - 7%,
9/20/45 - 3/20/54; and U.S. Treasury Notes, 0.5% - 4.38%, 4/30/25
- 8/31/28 (valued at $ 160,756 ) .......................... 157,540 $ 157,540
Total Repurchase Agreements (Cost $ 157,540 ) ..................................
157,540
Total Short Term Investments (Cost $ 157,540 ) ..................................
157,540
a
Total Investments (Cost $ 78,766,818 ) 99.4% ....................................
$106,163,618
Other Assets, less Liabilities 0.6% .............................................
599,767
Net Assets 100.0% ...........................................................
$106,763,385
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the aggregate value of these securities was $1,460,408, representing 1.4% of net assets.
b
Non-income producing.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2024, all repurchase agreements had been entered into on March 28, 2024.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2024
Franklin Growth and Income VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 85.7%
Aerospace & Defense 2.1%
L3Harris Technologies, Inc. .............................. United States 1,010 $ 215,231
RTX Corp. .......................................... United States 8,650 843,634
1,058,865
Air Freight & Logistics 1.6%
United Parcel Service, Inc. , B ............................ United States 5,390 801,116
Banks 7.6%
Bank of America Corp. ................................. United States 36,645 1,389,578
JPMorgan Chase & Co. ................................. United States 12,040 2,411,612
3,801,190
Beverages 3.0%
Coca-Cola Co. (The) ................................... United States 10,035 613,941
PepsiCo, Inc. ........................................ United States 5,060 885,551
1,499,492
Capital Markets 8.6%
Ares Management Corp. , A .............................. United States 6,040 803,199
BlackRock, Inc. ....................................... United States 725 604,433
Blackstone, Inc. ...................................... United States 4,780 627,949
Charles Schwab Corp. (The) ............................. United States 8,565 619,592
Morgan Stanley ....................................... United States 17,590 1,656,274
4,311,447
Chemicals 1.9%
BASF SE ........................................... Germany 6,110 349,133
Huntsman Corp. ...................................... United States 5,478 142,592
Linde plc ............................................ United States 990 459,677
951,402
Commercial Services & Supplies 0.2%
Republic Services, Inc. , A ............................... United States 620 118,693
Communications Equipment 1.7%
Cisco Systems, Inc. ................................... United States 16,740 835,493
Consumer Finance 0.8%
American Express Co. ................................. United States 1,780 405,288
Consumer Staples Distribution & Retail 2.1%
Target Corp. ......................................... United States 1,438 254,828
Walmart, Inc. ........................................ United States 13,680 823,126
1,077,954
Electric Utilities 4.2%
Duke Energy Corp. .................................... United States 10,675 1,032,379
Evergy, Inc. .......................................... United States 5,985 319,479
NextEra Energy, Inc. ................................... United States 6,145 392,727
PPL Corp. ........................................... United States 12,620 347,429
2,092,014
Electrical Equipment 2.4%
Eaton Corp. plc ....................................... United States 3,170 991,195
Emerson Electric Co. .................................. United States 2,035 230,810
1,222,005
Electronic Equipment, Instruments & Components 1.3%
TE Connectivity Ltd. ................................... United States 4,565 663,021

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services 0.9%
Apollo Global Management, Inc. .......................... United States 3,965 $ 445,864
Food Products 0.9%
Mondelez International, Inc. , A ............................ United States 6,340 443,800
Ground Transportation 0.8%
Norfolk Southern Corp. ................................. United States 1,613 411,105
Health Care Equipment & Supplies 3.9%
Becton Dickinson & Co. ................................. United States 2,160 534,492
a
Boston Scientific Corp. ................................. United States 9,140 625,999
Medtronic plc ........................................ United States 8,935 778,685
1,939,176
Health Care Providers & Services 3.9%
HCA Healthcare, Inc. ................................... United States 3,430 1,144,008
UnitedHealth Group, Inc. ................................ United States 1,695 838,516
1,982,524
Health Care REITs 1.2%
Healthpeak Properties, Inc. .............................. United States 7,563 141,806
Ventas, Inc. .......................................... United States 10,950 476,763
618,569
Hotels, Restaurants & Leisure 1.1%
McDonald's Corp. ..................................... United States 2,025 570,949
Household Products 2.6%
Procter & Gamble Co. (The) ............................. United States 7,970 1,293,133
Industrial REITs 0.9%
Prologis, Inc. ......................................... United States 3,307 430,638
Insurance 0.2%
Arthur J Gallagher & Co. ................................ United States 430 107,517
Interactive Media & Services 0.7%
a
Alphabet, Inc. , A ...................................... United States 2,330 351,667
Life Sciences Tools & Services 2.1%
Danaher Corp. ....................................... United States 1,315 328,382
Thermo Fisher Scientific, Inc. ............................ United States 1,266 735,812
1,064,194
Machinery 1.4%
Caterpillar, Inc. ....................................... United States 1,200 439,716
Illinois Tool Works, Inc. ................................. United States 940 252,230
691,946
Media 1.2%
Comcast Corp. , A ..................................... United States 14,125 612,319
Oil, Gas & Consumable Fuels 10.0%
Canadian Natural Resources Ltd. ......................... Canada 6,769 516,610
Chevron Corp. ....................................... United States 10,970 1,730,408
EOG Resources, Inc. .................................. United States 7,430 949,851
Shell plc , ADR ........................................ Netherlands 13,140 880,906
Suncor Energy, Inc. .................................... Canada 25,300 933,823
5,011,598
Pharmaceuticals 6.0%
AstraZeneca plc , ADR .................................. United Kingdom 11,780 798,095
Johnson & Johnson ................................... United States 9,570 1,513,878

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Merck & Co., Inc. ..................................... United States 5,300 $ 699,335
3,011,308
Residential REITs 1.2%
Mid-America Apartment Communities, Inc. .................. United States 4,660 613,163
Semiconductors & Semiconductor Equipment 4.0%
Broadcom, Inc. ....................................... United States 870 1,153,106
Texas Instruments, Inc. ................................. United States 4,875 849,274
2,002,380
Software 2.4%
Oracle Corp. ......................................... United States 9,700 1,218,417
Specialty Retail 2.1%
Lowe's Cos., Inc. ...................................... United States 1,610 410,115
Tractor Supply Co. .................................... United States 2,400 628,128
1,038,243
Trading Companies & Distributors 0.7%
United Rentals, Inc. .................................... United States 500 360,555
Total Common Stocks (Cost $ 28,036,102 ) ......................................
43,057,045
Equity-Linked Securities 8.4%
Capital Markets 1.1%
b
Royal Bank of Canada into Blackstone, Inc. , 144A, 9% , 8/30/24 ... United States 2,200 260,133
b
Wells Fargo Bank NA into Charles Schwab Corp. (The) , 144A, 7% ,
12/09/24 .......................................... United States 4,700 306,286
566,419
Chemicals 0.5%
b
Citigroup Global Markets Holdings, Inc. into Huntsman Corp. , 144A,
8% , 5/09/24 ........................................ United States 10,400 272,896
Consumer Finance 0.8%
b
Wells Fargo Bank NA into American Express Co. , 144A, 4% , 3/03/25 United States 1,700 378,439
Consumer Staples Distribution & Retail 0.7%
b
Royal Bank of Canada into Target Corp. , 144A, 7.5% , 12/13/24 ... United States 2,200 343,653
Energy Equipment & Services 0.6%
b
JPMorgan Chase Bank NA into Technip Energies NV , 144A, 6% ,
7/19/24 ........................................... France 2,100 302,969
Health Care Equipment & Supplies 0.5%
b
Citigroup Global Markets Holdings, Inc. into Boston Scientific Corp. ,
144A, 5.5% , 6/21/24 ................................. United States 4,500 267,773
Industrial REITs 0.7%
b
Barclays Bank plc into Prologis, Inc. , 144A, 7% , 1/17/25 ........ United States 2,600 342,183
Life Sciences Tools & Services 1.3%
b
Merrill Lynch International & Co. CV into Danaher Corp. , 144A, 5.5% ,
4/30/24 ........................................... United States 1,400 388,061
b
Royal Bank of Canada into Thermo Fisher Scientific, Inc. , 144A,
5.5% , 10/09/24 ..................................... United States 500 277,963
666,024
Machinery 0.7%
b
Citigroup Global Markets Holdings, Inc. into Caterpillar, Inc. , 144A,
8% , 11/01/24 ....................................... United States 1,200 371,894

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Oil, Gas & Consumable Fuels 0.8%
b
Barclays Bank plc into Canadian Natural Resources Ltd. , 144A, 9% ,
2/03/25 ........................................... Canada 5,300 $ 386,860
Trading Companies & Distributors 0.7%
b
Citigroup Global Markets Holdings, Inc. into United Rentals, Inc. ,
144A, 9% , 9/27/24 ................................... United States 600 337,169
Total Equity-Linked Securities (Cost $ 3,809,523 ) ................................
4,236,279
Convertible Preferred Stocks 2.5%
Electric Utilities 1.2%
c
NextEra Energy, Inc. , 6.926% ............................ United States 15,755 613,342
Financial Services 1.3%
Apollo Global Management, Inc. , 6.75% .................... United States 9,950 634,313
Total Convertible Preferred Stocks (Cost $ 1,198,336 ) ............................
1,247,655
Total Long Term Investments (Cost $ 33,043,961 ) ................................
48,540,979
a
Short Term Investments 4.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 3.6%
d
Joint Repurchase Agreement , 5.232% , 4/01/24 (Maturity Value
$ 1,798,023 )
BNP Paribas Securities Corp. (Maturity Value $886,102)
Deutsche Bank Securities, Inc. (Maturity Value $380,264)
HSBC Securities (USA), Inc. (Maturity Value $531,657)
Collateralized by U.S. Government Agency Securities, 3% - 7%,
9/20/45 - 3/20/54; and U.S. Treasury Notes, 0.5% - 4.38%, 4/30/25
- 8/31/28 (valued at $ 1,833,661 ) ......................... 1,796,978 1,796,978
Total Repurchase Agreements (Cost $ 1,796,978 ) ................................
1,796,978
Shares
Investments from Cash Collateral Received for
Loaned Securities 1.1%
Money Market Funds 1.1%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.997% .... United States 556,000 556,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 556,000 ) .............................................................
556,000
Total Short Term Investments (Cost $ 2,352,978 ) .................................
2,352,978
a
Total Investments (Cost $ 35,396,939 ) 101.3% ...................................
$50,893,957
Other Assets, less Liabilities (1.3) % ...........................................
(629,211)
Net Assets 100.0% ...........................................................
$50,264,746
a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 173 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the aggregate value of these securities was $4,236,279, representing 8.4% of net assets.
c
A portion or all of the security is on loan at March 31, 2024.
d
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2024, all repurchase agreements had been entered into on March 28, 2024.
e
See Note 6 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2024
Franklin Income VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 27.6%
Aerospace & Defense 1.2%
Lockheed Martin Corp. ................................. United States 65,000 $ 29,566,550
RTX Corp. .......................................... United States 100,000 9,753,000
39,319,550
Air Freight & Logistics 0.3%
United Parcel Service, Inc. , B ............................ United States 60,000 8,917,800
Banks 2.3%
Bank of America Corp. ................................. United States 600,000 22,752,000
Citigroup, Inc. ........................................ United States 125,000 7,905,000
Fifth Third Bancorp .................................... United States 200,000 7,442,000
JPMorgan Chase & Co. ................................. United States 120,000 24,036,000
Truist Financial Corp. .................................. United States 250,000 9,745,000
71,880,000
Beverages 0.7%
Coca-Cola Co. (The) ................................... United States 100,000 6,118,000
PepsiCo, Inc. ........................................ United States 90,000 15,750,900
21,868,900
Biotechnology 0.3%
AbbVie, Inc. ......................................... United States 50,000 9,105,000
Building Products 0.4%
Johnson Controls International plc ......................... United States 200,000 13,064,000
Capital Markets 1.0%
Charles Schwab Corp. (The) ............................. United States 100,000 7,234,000
Morgan Stanley ....................................... United States 275,000 25,894,000
33,128,000
Chemicals 0.7%
Air Products and Chemicals, Inc. .......................... United States 40,000 9,690,800
LyondellBasell Industries NV , A ........................... United States 110,000 11,250,800
20,941,600
Communications Equipment 0.6%
Cisco Systems, Inc. ................................... United States 350,000 17,468,500
Consumer Staples Distribution & Retail 0.6%
Target Corp. ......................................... United States 100,000 17,721,000
Containers & Packaging 0.2%
International Paper Co. ................................. United States 200,000 7,804,000
Diversified Telecommunication Services 0.5%
Verizon Communications, Inc. ............................ United States 400,000 16,784,000
Electric Utilities 3.4%
American Electric Power Co., Inc. ......................... United States 100,000 8,610,000
Duke Energy Corp. .................................... United States 150,000 14,506,500
Edison International ................................... United States 100,000 7,073,000
Entergy Corp. ........................................ United States 100,000 10,568,000
NextEra Energy, Inc. ................................... United States 459,379 29,358,912
Southern Co. (The) .................................... United States 450,000 32,283,000
Xcel Energy, Inc. ...................................... United States 130,000 6,987,500
109,386,912
Ground Transportation 0.6%
Union Pacific Corp. .................................... United States 75,000 18,444,750

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 0.5%
CVS Health Corp. ..................................... United States 125,000 $ 9,970,000
UnitedHealth Group, Inc. ................................ United States 10,000 4,947,000
14,917,000
Hotels, Restaurants & Leisure 0.3%
Starbucks Corp. ...................................... United States 120,000 10,966,800
Household Products 0.6%
Procter & Gamble Co. (The) ............................. United States 120,000 19,470,000
Industrial Conglomerates 0.3%
Honeywell International, Inc. ............................. United States 45,391 9,316,503
IT Services 0.3%
International Business Machines Corp. ..................... United States 50,000 9,548,000
Media 0.3%
Comcast Corp. , A ..................................... United States 225,000 9,753,750
Metals & Mining 0.8%
Barrick Gold Corp. .................................... Canada 200,000 3,328,000
Rio Tinto plc , ADR ..................................... Australia 365,529 23,298,818
26,626,818
Multi-Utilities 1.2%
Dominion Energy, Inc. .................................. United States 300,000 14,757,000
DTE Energy Co. ...................................... United States 100,000 11,214,000
Sempra ............................................. United States 180,000 12,929,400
38,900,400
Oil, Gas & Consumable Fuels 3.5%
Chevron Corp. ....................................... United States 300,000 47,322,000
Exxon Mobil Corp. ..................................... United States 250,000 29,060,000
Shell plc , ADR ........................................ Netherlands 200,000 13,408,000
TotalEnergies SE , ADR ................................. France 300,000 20,649,000
110,439,000
Pharmaceuticals 3.1%
a
Bausch Health Cos., Inc. ................................ United States 750,000 7,957,500
Bristol-Myers Squibb Co. ................................ United States 500,000 27,115,000
Johnson & Johnson ................................... United States 200,000 31,638,000
Merck & Co., Inc. ..................................... United States 75,000 9,896,250
Pfizer, Inc. ........................................... United States 800,000 22,200,000
98,806,750
Semiconductors & Semiconductor Equipment 2.7%
Analog Devices, Inc. ................................... United States 80,000 15,823,200
QUALCOMM, Inc. ..................................... United States 45,000 7,618,500
Texas Instruments, Inc. ................................. United States 363,966 63,406,517
86,848,217
Software 0.2%
Oracle Corp. ......................................... United States 50,000 6,280,500
Specialty Retail 0.4%
Home Depot, Inc. (The) ................................. United States 32,000 12,275,200
Tobacco 0.6%
Philip Morris International, Inc. ........................... United States 200,000 18,324,000
Total Common Stocks (Cost $ 687,152,520 ) .....................................
878,306,950

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities 9.5%
Aerospace & Defense 1.0%
b
Barclays Bank plc into Northrop Grumman Corp. , 144A, 7% ,
11/08/24 .......................................... United States 20,000 $ 9,732,683
b
Merrill Lynch International & Co. CV into Raytheon Technologies
Corp. , 144A, 7.5% , 5/08/24 ............................ United States 210,000 20,631,202
30,363,885
Air Freight & Logistics 0.2%
b
J.P. Morgan Structured Products BV into United Parcel Service, Inc. ,
144A, 9% , 10/22/24 .................................. United States 39,000 5,879,511
Automobiles 0.4%
b
Royal Bank of Canada into General Motors Co. , 144A, 12% , 6/18/24 United States 340,000 12,615,025
Banks 0.8%
b
BNP Paribas Issuance BV into Bank of America Corp. , 144A, 8.5% ,
2/26/25 ........................................... United States 225,000 7,933,773
b
Citigroup Global Markets Holdings, Inc. into Bank of America Corp. ,
144A, 8% , 8/16/24 ................................... United States 340,600 11,948,932
b
Merrill Lynch International & Co. CV into Fifth Third Bancorp , 144A,
10% , 3/10/25 ....................................... United States 160,000 5,680,308
25,563,013
Biotechnology 0.4%
b
Barclays Bank plc into Amgen, Inc. , 144A, 8% , 9/20/24 ......... United States 45,000 12,226,265
Broadline Retail 0.6%
b
Royal Bank of Canada into Amazon.com, Inc. , 144A, 10% , 4/05/24 United States 176,390 20,254,066
Capital Markets 0.9%
b
Merrill Lynch International & Co. CV into Morgan Stanley , 144A,
10% , 6/04/24 ....................................... United States 160,000 14,568,007
b
UBS AG into Charles Schwab Corp. (The) , 144A, 10% , 7/17/24 ... United States 200,000 12,571,798
27,139,805
Chemicals 0.6%
b
Barclays Bank plc into Air Products and Chemicals, Inc. , 144A, 8.5% ,
3/10/25 ........................................... United States 33,000 7,760,349
b
National Bank of Canada into Albemarle Corp. , 144A, 12% , 3/31/25 United States 80,000 10,263,959
18,024,308
Containers & Packaging 0.2%
b
Mizuho Markets Cayman LP into International Paper Co. , 144A,
10% , 1/22/25 ....................................... United States 215,000 7,969,382
Ground Transportation 0.4%
b
Merrill Lynch BV into Union Pacific Corp. , 144A, 8% , 11/05/24 .... United States 55,000 12,666,151
Insurance 0.5%
b
BNP Paribas Issuance BV into MetLife, Inc. , 144A, 9% , 10/23/24 .. United States 238,200 16,433,335
Interactive Media & Services 0.3%
b
JPMorgan Chase Bank NA into Alphabet, Inc. , 144A, 8% , 3/28/25 . United States 75,500 10,988,407
Media 0.5%
b
J.P. Morgan Structured Products BV into Comcast Corp. , 144A, 8% ,
9/12/24 ........................................... United States 350,000 15,373,136
Metals & Mining 0.2%
b
UBS AG into Newmont Corp. , 144A, 11% , 1/16/25 ............. United States 143,000 5,197,482
Oil, Gas & Consumable Fuels 0.4%
b
Citigroup Global Markets Holdings, Inc. into Exxon Mobil Corp. ,
144A, 9% , 3/12/25 ................................... United States 120,665 13,171,263

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Pharmaceuticals 0.2%
b
BNP Paribas Issuance BV into Pfizer, Inc. , 144A, 8.5% , 6/10/24 .. United States 260,000 $ 7,274,439
Semiconductors & Semiconductor Equipment 1.4%
b
Citigroup Global Markets Holdings, Inc. into Intel Corp. , 144A, 10% ,
10/03/24 .......................................... United States 364,780 14,995,155
b
Mizuho Markets Cayman LP into Microchip Technology, Inc. , 144A,
10% , 11/12/24 ...................................... United States 146,000 12,348,572
b
Wells Fargo Bank NA into Intel Corp. , 144A, 11% , 2/14/25 ....... United States 350,000 15,736,025
43,079,752
Software 0.3%
b
Barclays Bank plc into Oracle Corp. , 144A, 8.5% , 2/05/25 ....... United States 85,000 9,666,718
Technology Hardware, Storage & Peripherals 0.2%
b
UBS AG into Apple, Inc. , 144A, 7% , 4/02/25 ................. United States 39,000 6,691,945
Total Equity-Linked Securities (Cost $ 288,833,580 ) ..............................
300,577,888
Convertible Preferred Stocks 0.6%
Chemicals 0.4%
a
Albemarle Corp. , 7.25% ................................ United States 230,000 13,570,000
a
Financial Services 0.2%
a
FNMA , 5.375% ....................................... United States 475 5,676,250
a
Total Convertible Preferred Stocks (Cost $ 48,856,042 ) ...........................
19,246,250
Principal
Amount
*
Corporate Bonds 49.3%
Aerospace & Defense 2.0%
Boeing Co. (The) ,
Senior Note , 5.04% , 5/01/27 ........................... United States 11,500,000 11,287,975
Senior Note , 5.15% , 5/01/30 ........................... United States 25,000,000 24,199,906
RTX Corp. , Senior Note , 3.95% , 8/16/25 ....................
United States 7,500,000 7,379,395
b
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.75% , 8/15/28 ............... United States 5,000,000 5,072,240
Senior Secured Note , 144A, 6.625% , 3/01/32 .............. United States 15,000,000 15,173,115
63,112,631
Automobile Components 0.8%
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 11,945,000 10,629,468
Goodyear Tire & Rubber Co. (The) , Senior Note , 5% , 7/15/29 ....
United States 15,000,000 14,019,966
24,649,434
Automobiles 1.1%
Ford Motor Co. ,
Senior Bond , 4.346% , 12/08/26 ......................... United States 7,000,000 6,817,284
Senior Bond , 3.25% , 2/12/32 ........................... United States 3,000,000 2,497,105
Senior Bond , 6.1% , 8/19/32 ............................ United States 7,000,000 7,097,648
General Motors Co. ,
Senior Bond , 5.6% , 10/15/32 ........................... United States 5,000,000 5,061,786
Senior Bond , 5.15% , 4/01/38 ........................... United States 13,500,000 12,679,265
34,153,088
Banks 4.2%
Bank of America Corp. ,
c
AA , Junior Sub. Bond , 6.1% to 3/16/25, FRN thereafter , Perpetual United States 8,000,000 8,042,104

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Bank of America Corp., (continued)
c
X , Junior Sub. Bond , 6.25% to 9/04/24, FRN thereafter , Perpetual United States 6,000,000 $ 6,021,828
Senior Bond , 3.419% to 12/19/27, FRN thereafter , 12/20/28 ... United States 5,000,000 4,692,060
Senior Bond , 4.571% to 4/26/32, FRN thereafter , 4/27/33 ..... United States 6,500,000 6,176,694
Barclays plc ,
Senior Bond , 5.746% to 8/08/32, FRN thereafter , 8/09/33 ..... United Kingdom 15,000,000 15,073,165
Senior Bond , 7.437% to 11/01/32, FRN thereafter , 11/02/33 .... United Kingdom 10,000,000 11,116,539
Senior Note , 5.501% to 8/08/27, FRN thereafter , 8/09/28 ...... United Kingdom 2,300,000 2,293,999
Citigroup, Inc. , Senior Bond , 6.27% to 11/16/32, FRN thereafter ,
11/17/33 .......................................... United States 24,500,000 25,886,287
JPMorgan Chase & Co. ,
c
NN , Junior Sub. Bond , 6.875% to 5/31/29, FRN thereafter ,
Perpetual ......................................... United States 5,000,000 5,186,361
c,d
R , Junior Sub. Bond , FRN , 8.868% , ( 3-month SOFR + 3.562% ),
Perpetual ......................................... United States 3,200,000 3,202,497
Senior Bond , 6.254% to 10/22/33, FRN thereafter , 10/23/34 ... United States 3,000,000 3,206,545
Senior Note , 5.04% to 1/22/27, FRN thereafter , 1/23/28 ....... United States 1,500,000 1,495,296
Morgan Stanley Bank NA , Senior Note , 4.952% to 1/13/27, FRN
thereafter , 1/14/28 ................................... United States 3,500,000 3,486,587
PNC Financial Services Group, Inc. (The) , Senior Bond , 6.037% to
10/27/32, FRN thereafter , 10/28/33 ....................... United States 8,000,000 8,275,845
Truist Financial Corp. , Sub. Bond , 4.916% to 7/27/32, FRN
thereafter , 7/28/33 ................................... United States 4,000,000 3,727,969
US Bancorp , Senior Bond , 5.85% to 10/20/32, FRN thereafter ,
10/21/33 .......................................... United States 10,000,000 10,199,755
Wells Fargo & Co. , Senior Bond , 5.557% to 7/24/33, FRN thereafter ,
7/25/34 ........................................... United States 15,500,000 15,566,584
133,650,115
Beverages 0.2%
Coca-Cola Co. (The) , Senior Bond , 1.65% , 6/01/30 ............
United States 7,500,000 6,326,053
Biotechnology 0.6%
AbbVie, Inc. , Senior Note , 3.8% , 3/15/25 ....................
United States 10,500,000 10,353,139
Amgen, Inc. , Senior Note , 5.25% , 3/02/30 ...................
United States 10,000,000 10,155,778
20,508,917
Broadline Retail 0.1%
Amazon.com, Inc. , Senior Bond , 3.6% , 4/13/32 ...............
United States 4,000,000 3,726,865
Building Products 0.6%
b
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 6,900,000 7,094,366
Carrier Global Corp. , Senior Note , 2.722% , 2/15/30 ............
United States 2,500,000 2,211,725
b
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 .......................... United States 11,000,000 11,119,273
20,425,364
Capital Markets 1.5%
Charles Schwab Corp. (The) , Senior Note , 5.643% to 5/18/28, FRN
thereafter , 5/19/29 ................................... United States 7,000,000 7,109,154
Goldman Sachs Group, Inc. (The) , Senior Bond , 6.561% to 10/23/33,
FRN thereafter , 10/24/34 .............................. United States 17,000,000 18,554,377
Morgan Stanley ,
Senior Bond , 6.342% to 10/17/32, FRN thereafter , 10/18/33 ... United States 8,650,000 9,258,849
Senior Bond , 5.25% to 4/20/33, FRN thereafter , 4/21/34 ...... United States 5,700,000 5,657,463

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Morgan Stanley, (continued)
Senior Bond , 6.627% to 10/31/33, FRN thereafter , 11/01/34 .... United States 6,000,000 $ 6,567,957
47,147,800
Chemicals 1.7%
Celanese US Holdings LLC , Senior Note , 6.165% , 7/15/27 ......
United States 12,000,000 12,227,396
b
Consolidated Energy Finance SA , Senior Note , 144A, 6.5% , 5/15/26 Switzerland 10,000,000 9,342,057
b
International Flavors & Fragrances, Inc. , Senior Bond , 144A, 2.3% ,
11/01/30 .......................................... United States 10,000,000 8,311,569
b ,e
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 .. United States 7,300,000 7,581,539
b
SCIH Salt Holdings, Inc. ,
Senior Note , 144A, 6.625% , 5/01/29 ..................... United States 10,000,000 9,269,406
Senior Secured Note , 144A, 4.875% , 5/01/28 .............. United States 8,888,000 8,289,307
55,021,274
Commercial Services & Supplies 0.5%
b
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 15,000,000 14,438,482
Communications Equipment 0.9%
b
CommScope Technologies LLC ,
Senior Bond , 144A, 6% , 6/15/25 ........................ United States 9,602,868 8,363,618
Senior Bond , 144A, 5% , 3/15/27 ........................ United States 2,500,000 971,850
b
CommScope, Inc. ,
Senior Note , 144A, 8.25% , 3/01/27 ...................... United States 20,000,000 9,382,688
Senior Note , 144A, 7.125% , 7/01/28 ..................... United States 14,846,000 5,885,960
Senior Secured Note , 144A, 6% , 3/01/26 .................. United States 5,000,000 4,581,250
29,185,366
Construction & Engineering 0.1%
Quanta Services, Inc. , Senior Bond , 2.9% , 10/01/30 ...........
United States 4,287,000 3,751,505
Consumer Finance 2.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Bond , 5.3% , 1/19/34 ................................. Ireland 5,000,000 4,913,366
Capital One Financial Corp. ,
Senior Note , 4.927% to 5/09/27, FRN thereafter , 5/10/28 ...... United States 10,398,356 10,267,725
Senior Note , 3.273% to 2/28/29, FRN thereafter , 3/01/30 ...... United States 7,000,000 6,309,022
Senior Note , 5.247% to 7/25/29, FRN thereafter , 7/26/30 ...... United States 6,070,000 5,977,099
Sub. Bond , 4.2% , 10/29/25 ............................ United States 8,000,000 7,823,028
Ford Motor Credit Co. LLC ,
Senior Note , 5.125% , 6/16/25 .......................... United States 20,000,000 19,826,801
Senior Note , 4.95% , 5/28/27 ........................... United States 15,000,000 14,642,705
Senior Note , 7.35% , 3/06/30 ........................... United States 1,500,000 1,600,205
General Motors Financial Co., Inc. ,
e
Senior Bond , 6.4% , 1/09/33 ............................ United States 5,000,000 5,243,613
Senior Note , 4.3% , 4/06/29 ............................ United States 5,000,000 4,781,168
81,384,732
Consumer Staples Distribution & Retail 0.2%
b
7-Eleven, Inc. , Senior Bond , 144A, 1.8% , 2/10/31 ............. United States 3,000,000 2,410,911
Target Corp. , Senior Bond , 4.5% , 9/15/32 ...................
United States 4,000,000 3,921,559
6,332,470
Containers & Packaging 1.4%
b
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note , 144A, 5.25% , 8/15/27 ...................... United States 5,700,000 3,597,127
Senior Secured Note , 144A, 4.125% , 8/15/26 .............. United States 10,000,000 9,059,190

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
b
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/27 ..................... United States 16,932,000 $ 16,816,270
Senior Secured Note , 144A, 7.875% , 8/15/26 .............. United States 11,000,000 11,214,511
b
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 5,000,000 4,669,980
45,357,078
Diversified REITs 0.3%
VICI Properties LP , Senior Bond , 5.125% , 5/15/32 .............
United States 10,000,000 9,574,873
Diversified Telecommunication Services 0.1%
b
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 5.125% , 5/01/27 ................................ United States 3,000,000 2,860,279
Electric Utilities 1.0%
NextEra Energy Capital Holdings, Inc. , Senior Bond , 5.25% , 3/15/34
United States 8,000,000 7,985,372
Pacific Gas and Electric Co. , Senior Bond , 4.55% , 7/01/30 ......
United States 5,000,000 4,755,389
Southern Co. (The) , Senior Bond , 5.7% , 10/15/32 .............
United States 10,000,000 10,318,129
b
Vistra Operations Co. LLC , Senior Note , 144A, 4.375% , 5/01/29 .. United States 10,505,000 9,742,597
32,801,487
Electrical Equipment 0.2%
b
Regal Rexnord Corp. , Senior Bond , 144A, 6.4% , 4/15/33 ........ United States 5,000,000 5,190,635
Energy Equipment & Services 0.5%
b
Weatherford International Ltd. , Senior Note , 144A, 8.625% , 4/30/30 United States 14,500,000 15,149,513
Entertainment 1.1%
Netflix, Inc. , Senior Bond , 4.875% , 4/15/28 ..................
United States 22,000,000 21,975,981
Warnermedia Holdings, Inc. ,
Senior Note , 3.755% , 3/15/27 .......................... United States 6,500,000 6,204,875
Senior Note , 4.279% , 3/15/32 .......................... United States 6,500,000 5,809,341
33,990,197
Financial Services 0.1%
b
Woodside Finance Ltd. , Senior Bond , 144A, 4.5% , 3/04/29 ...... Australia 4,685,000 4,521,070
Food Products 0.4%
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Note , 5.75% , 4/01/33 ........................... United States 8,000,000 7,886,495
Pilgrim's Pride Corp. , Senior Bond , 6.25% , 7/01/33 ............
United States 4,000,000 4,092,548
11,979,043
Ground Transportation 0.4%
b
Ashtead Capital, Inc. , Senior Note , 144A, 4.25% , 11/01/29 ...... United Kingdom 4,500,000 4,199,319
Union Pacific Corp. , Senior Bond , 4.5% , 1/20/33 ..............
United States 8,000,000 7,800,350
11,999,669
Health Care Equipment & Supplies 1.0%
b
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 .......................................... United States 4,500,000 4,661,595
GE HealthCare Technologies, Inc. , WI , Senior Note , 5.905% ,
11/22/32 .......................................... United States 7,500,000 7,878,793
b
Medline Borrower LP ,
Senior Note , 144A, 5.25% , 10/01/29 ..................... United States 4,000,000 3,783,734
Senior Secured Note , 144A, 3.875% , 4/01/29 .............. United States 17,000,000 15,484,646
31,808,768

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services 7.2%
Centene Corp. ,
Senior Bond , 2.5% , 3/01/31 ............................ United States 6,380,000 $ 5,253,181
Senior Note , 4.625% , 12/15/29 ......................... United States 10,000,000 9,500,942
b
CHS/Community Health Systems, Inc. ,
Secured Note , 144A, 6.875% , 4/15/29 .................... United States 39,750,000 29,797,872
Senior Note , 144A, 6.875% , 4/01/28 ..................... United States 25,000,000 17,556,813
Senior Secured Note , 144A, 8% , 3/15/26 .................. United States 19,749,000 19,724,333
Senior Secured Note , 144A, 8% , 12/15/27 ................. United States 10,000,000 9,820,554
Senior Secured Note , 144A, 10.875% , 1/15/32 ............. United States 24,000,000 24,750,504
CVS Health Corp. ,
Senior Bond , 4.3% , 3/25/28 ............................ United States 8,000,000 7,809,482
Senior Bond , 5.25% , 2/21/33 ........................... United States 5,000,000 5,003,403
b
DaVita, Inc. ,
Senior Bond , 144A, 3.75% , 2/15/31 ...................... United States 2,500,000 2,095,305
Senior Note , 144A, 4.625% , 6/01/30 ..................... United States 20,000,000 17,918,878
HCA, Inc. , Senior Bond , 5.5% , 6/01/33 .....................
United States 10,000,000 10,039,497
b
MPH Acquisition Holdings LLC ,
Senior Note , 144A, 5.75% , 11/01/28 ..................... United States 5,750,000 4,540,585
Senior Secured Note , 144A, 5.5% , 9/01/28 ................ United States 8,890,000 7,569,409
Tenet Healthcare Corp. ,
Secured Note , 6.25% , 2/01/27 .......................... United States 24,031,000 24,040,211
Senior Note , 6.125% , 10/01/28 ......................... United States 9,400,000 9,374,160
Senior Secured Note , 6.125% , 6/15/30 ................... United States 12,500,000 12,486,950
UnitedHealth Group, Inc. , Senior Bond , 5.35% , 2/15/33 .........
United States 10,000,000 10,291,351
227,573,430
Hotels, Restaurants & Leisure 3.1%
b
Caesars Entertainment, Inc. ,
e
Senior Secured Note , 144A, 6.25% , 7/01/25 ............... United States 15,000,000 15,015,990
Senior Secured Note , 144A, 7% , 2/15/30 .................. United States 6,250,000 6,419,438
b
Carnival Corp. , Senior Note , 144A, 7.625% , 3/01/26 ........... United States 20,000,000 20,248,780
Expedia Group, Inc. , Senior Note , 5% , 2/15/26 ...............
United States 7,000,000 6,962,558
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 ...................... United States 4,100,000 3,684,802
Senior Secured Note , 144A, 4.625% , 1/15/29 .............. United States 7,000,000 6,425,657
McDonald's Corp. , Senior Bond , 4.6% , 9/09/32 ...............
United States 8,000,000 7,876,154
b ,e
Penn Entertainment, Inc. , Senior Note , 144A, 4.125% , 7/01/29 ... United States 8,000,000 6,885,404
b
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. ,
Senior Bond , 144A, 5.5% , 3/01/25 ....................... United States 18,698,000 18,654,110
Senior Bond , 144A, 5.25% , 5/15/27 ...................... United States 6,000,000 5,880,319
98,053,212
Independent Power and Renewable Electricity Producers 0.5%
b
Calpine Corp. ,
Senior Note , 144A, 5.125% , 3/15/28 ..................... United States 5,000,000 4,802,943
Senior Secured Note , 144A, 4.5% , 2/15/28 ................ United States 5,000,000 4,746,265
b ,c
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/14/26, FRN
thereafter , Perpetual ................................. United States 7,800,000 7,730,897
17,280,105
Media 0.8%
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75% , 4/15/28 ...................... United States 2,800,000 2,454,508
Senior Note , 144A, 7.5% , 6/01/29 ....................... United States 7,000,000 5,795,414
Senior Secured Note , 144A, 5.125% , 8/15/27 .............. United States 6,000,000 5,660,282

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
b
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ....... United States 5,000,000 $ 4,544,660
b
Univision Communications, Inc. , Senior Secured Note , 144A,
6.625% , 6/01/27 ..................................... United States 8,500,000 8,320,819
26,775,683
Metals & Mining 1.7%
b
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 . United States 8,500,000 7,811,952
ArcelorMittal SA , Senior Bond , 6.8% , 11/29/32 ................
Luxembourg 12,000,000 12,843,579
b
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A, 6.75% , 3/15/26 . United States 5,000,000 5,087,085
b
First Quantum Minerals Ltd. , Senior Note , 144A, 8.625% , 6/01/31 . Zambia 1,750,000 1,703,328
b
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond , 144A, 4.375% , 4/01/31 ..................... Australia 6,000,000 5,366,555
Senior Note , 144A, 5.875% , 4/15/30 ..................... Australia 5,000,000 4,923,901
Freeport-McMoRan, Inc. , Senior Bond , 4.625% , 8/01/30 ........
United States 8,000,000 7,692,486
b
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 ...... Australia 10,000,000 8,496,214
53,925,100
Oil, Gas & Consumable Fuels 2.2%
b
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 11% , 4/15/25 ........................ United States 15,000,000 14,991,057
Senior Note , 144A, 8.125% , 1/15/27 ..................... United States 8,820,000 8,607,529
Senior Secured Note , 144A, 9.25% , 7/15/29 ............... United States 5,500,000 5,666,943
b
Chesapeake Energy Corp. , Senior Note , 144A, 5.875% , 2/01/29 .. United States 9,500,000 9,430,302
Kinder Morgan, Inc. , Senior Bond , 5.4% , 2/01/34 ..............
United States 8,000,000 7,970,914
Occidental Petroleum Corp. , Senior Bond , 6.625% , 9/01/30 ......
United States 6,000,000 6,363,360
b
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.125% ,
6/01/28 ........................................... United States 6,500,000 6,635,272
Williams Cos., Inc. (The) ,
Senior Bond , 3.5% , 11/15/30 ........................... United States 7,053,000 6,414,831
Senior Bond , 5.65% , 3/15/33 ........................... United States 5,000,000 5,131,962
71,212,170
Passenger Airlines 0.9%
b
American Airlines, Inc. , Senior Secured Note , 144A, 8.5% , 5/15/29 United States 5,000,000 5,285,410
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 11,250,000 11,180,417
b
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 13,687,000 13,391,214
29,857,041
Personal Care Products 0.2%
Haleon US Capital LLC , Senior Note , 3.625% , 3/24/32 .........
United States 8,500,000 7,665,224
Pharmaceuticals 2.0%
b
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 6,374,000 6,253,453
b
Bausch Health Cos., Inc. ,
Senior Secured Note , 144A, 6.125% , 2/01/27 .............. United States 12,000,000 7,488,540
Senior Secured Note , 144A, 11% , 9/30/28 ................. United States 13,865,000 9,289,550
b
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 11,000,000 10,729,077
b ,f
Endo Dac / Endo Finance LLC / Endo Finco, Inc. , Senior Secured
Note , 144A, 5.875% , 10/15/24 .......................... United States 4,500,000 2,947,500
b ,f
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 8.5% , 4/01/27 United States 8,429,000 5,572,491
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
6.75% , 3/01/28 ..................................... Israel 10,000,000 10,251,190
Utah Acquisition Sub, Inc. , Senior Note , 3.95% , 6/15/26 .........
United States 10,000,000 9,664,086
62,195,887

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment 1.0%
b
Broadcom, Inc. ,
Senior Bond , 144A, 2.45% , 2/15/31 ...................... United States 5,000,000 $ 4,217,255
Senior Bond , 144A, 4.15% , 4/15/32 ...................... United States 10,000,000 9,280,925
Senior Note , 144A, 4% , 4/15/29 ........................ United States 5,000,000 4,764,996
Micron Technology, Inc. ,
Senior Bond , 5.875% , 2/09/33 .......................... United States 4,000,000 4,140,914
Senior Note , 6.75% , 11/01/29 .......................... United States 8,000,000 8,590,470
30,994,560
Software 1.1%
Oracle Corp. ,
Senior Bond , 3.25% , 11/15/27 .......................... United States 5,000,000 4,707,795
Senior Bond , 2.875% , 3/25/31 .......................... United States 15,000,000 13,049,507
Senior Bond , 6.25% , 11/09/32 .......................... United States 6,750,000 7,225,291
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ..................
United States 10,000,000 9,110,850
34,093,443
Specialized REITs 0.5%
American Tower Corp. ,
Senior Bond , 2.9% , 1/15/30 ............................ United States 8,000,000 7,038,781
Senior Bond , 5.65% , 3/15/33 ........................... United States 5,000,000 5,080,354
Crown Castle, Inc. , Senior Bond , 3.3% , 7/01/30 ...............
United States 5,000,000 4,447,029
16,566,164
Specialty Retail 0.4%
Lowe's Cos., Inc. , Senior Bond , 5% , 4/15/33 .................
United States 13,000,000 12,955,947
Technology Hardware, Storage & Peripherals 0.7%
Apple, Inc. , Senior Bond , 3.35% , 8/08/32 ....................
United States 8,000,000 7,348,544
HP, Inc. ,
Senior Bond , 5.5% , 1/15/33 ............................ United States 10,000,000 10,115,921
Senior Note , 4% , 4/15/29 ............................. United States 5,000,000 4,779,618
22,244,083
Tobacco 1.4%
BAT Capital Corp. ,
Senior Bond , 6.421% , 8/02/33 .......................... United Kingdom 6,000,000 6,280,704
Senior Note , 3.557% , 8/15/27 .......................... United Kingdom 30,000,000 28,417,777
Philip Morris International, Inc. , Senior Note , 5.125% , 2/15/30 ....
United States 9,000,000 9,005,480
43,703,961
Trading Companies & Distributors 1.1%
United Rentals North America, Inc. ,
Senior Bond , 4.875% , 1/15/28 .......................... United States 12,800,000 12,466,565
b
Senior Secured Note , 144A, 6% , 12/15/29 ................. United States 8,000,000 8,061,808
b
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ... United States 14,000,000 14,020,206
34,548,579
Wireless Telecommunication Services 0.9%
Sprint LLC ,
Senior Note , 7.125% , 6/15/24 .......................... United States 8,200,000 8,219,172
Senior Note , 7.625% , 3/01/26 .......................... United States 7,500,000 7,753,492
T-Mobile USA, Inc. ,
Senior Bond , 5.2% , 1/15/33 ............................ United States 7,500,000 7,511,527

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc., (continued)
Senior Note , 3.375% , 4/15/29 .......................... United States 4,500,000 $ 4,165,360
27,649,551
Total Corporate Bonds (Cost $ 1,586,771,951 ) ...................................
1,566,340,848
U.S. Government and Agency Securities 10.4%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ..................................... United States 15,000,000 12,961,230
3%, 8/15/52 ........................................ United States 40,000,000 31,081,250
3.625%, 5/15/53 ..................................... United States 42,500,000 37,352,686
4.125%, 8/15/53 ..................................... United States 21,000,000 20,189,531
U.S. Treasury Notes ,
4.375%, 10/31/24 .................................... United States 30,000,000 29,847,718
4.125%, 8/31/30 ..................................... United States 15,000,000 14,907,422
2.875%, 5/15/32 ..................................... United States 130,000,000 118,056,250
2.75%, 8/15/32 ..................................... United States 75,000,000 67,280,273
Total U.S. Government and Agency Securities (Cost $ 349,785,221 ) ................
331,676,360
Asset-Backed Securities 0.4%
Passenger Airlines 0.4%
United Airlines Pass-Through Trust ,
2020-1 , A , 5.875% , 10/15/27 ........................... United States 5,989,708 5,976,054
2023-1 , A , 5.8% , 1/15/36 .............................. United States 6,300,000 6,430,078
12,406,132
a a a a a a
Total Asset-Backed Securities (Cost $ 12,289,708 ) ...............................
12,406,132
Mortgage-Backed Securities 0.0%
†
Federal National Mortgage Association (FNMA) Fixed Rate 0.0%
†
FNMA, 30 Year , 4%, 8/01/49 ............................. United States 1,410,149 1,332,856
Total Mortgage-Backed Securities (Cost $ 1,493,876 ) .............................
1,332,856
Total Long Term Investments (Cost $ 2,975,182,898 ) .............................
3,109,887,284
a
Short Term Investments 1.6%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.3%
g,h
Institutional Fiduciary Trust - Money Market Portfolio , 4.997% .... United States 41,444,383 41,444,383
Total Money Market Funds (Cost $ 41,444,383 ) ..................................
41,444,383

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2024 , the Fund had the following futures contracts outstanding.
See Abbreviations on page
173
.
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.3%
Money Market Funds 0.3%
g,h
Institutional Fiduciary Trust - Money Market Portfolio , 4.997% .... United States 8,158,000 $ 8,158,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 8,158,000 ) ............................................................
8,158,000
Total Short Term Investments (Cost $ 49,602,383 ) ................................
49,602,383
a
Total Investments (Cost $ 3,024,785,281 ) 99.4% ..................................
$3,159,489,667
Other Assets, less Liabilities 0.6% .............................................
20,678,944
Net Assets 100.0% ...........................................................
$3,180,168,611
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the aggregate value of these securities was $1,001,692,974, representing 31.5% of net assets.
c
Perpetual security with no stated maturity date.
d
The coupon rate shown represents the rate at period end.
e
A portion or all of the security is on loan at March 31, 2024.
f
Defaulted security or security for which income has been deemed uncollectible.
g
See Note 6 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 500 $ 55,398,438 6/18/24 $ 242,945
U.S. Treasury Ultra Bonds ...................... Long 437 56,373,000 6/18/24 1,125,797
Total Futures Contracts ...................................................................... $1,368,742
*
As of period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2024
Franklin Large Cap Growth VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.3%
Aerospace & Defense 1.5%
a
Axon Enterprise, Inc. ................................... United States 4,946 $ 1,547,505
Automobiles 0.3%
a
Tesla, Inc. ........................................... United States 2,002 351,932
Beverages 1.8%
a
Celsius Holdings, Inc. .................................. United States 3,925 325,461
a
Monster Beverage Corp. ................................ United States 25,973 1,539,679
1,865,140
Biotechnology 0.4%
a
Vaxcyte, Inc. ......................................... United States 6,619 452,144
Broadline Retail 7.2%
a
Amazon.com, Inc. ..................................... United States 41,479 7,481,982
Building Products 1.1%
Trane Technologies plc ................................. United States 3,918 1,176,184
Capital Markets 3.2%
Ares Management Corp. , A .............................. United States 10,552 1,403,205
MSCI, Inc. , A ......................................... United States 1,601 897,280
S&P Global, Inc. ...................................... United States 2,453 1,043,629
3,344,114
Chemicals 1.8%
Linde plc ............................................ United States 4,039 1,875,389
Commercial Services & Supplies 1.4%
Republic Services, Inc. , A ............................... United States 7,701 1,474,279
Construction Materials 0.8%
Martin Marietta Materials, Inc. ............................ United States 1,312 805,489
Electrical Equipment 0.2%
Eaton Corp. plc ....................................... United States 833 260,462
Entertainment 1.7%
a
Netflix, Inc. .......................................... United States 1,688 1,025,173
a
ROBLOX Corp. , A ..................................... United States 18,464 704,956
1,730,129
Financial Services 3.7%
Mastercard, Inc. , A .................................... United States 7,972 3,839,076
Food Products 1.2%
a
Freshpet, Inc. ........................................ United States 5,551 643,139
Lamb Weston Holdings, Inc. ............................. United States 5,984 637,475
1,280,614
Ground Transportation 2.8%
a
Uber Technologies, Inc. ................................. United States 29,477 2,269,434
Union Pacific Corp. .................................... United States 2,430 597,610
2,867,044
Health Care Equipment & Supplies 3.1%
a
Dexcom, Inc. ......................................... United States 6,011 833,726
a
IDEXX Laboratories, Inc. ................................ United States 1,631 880,626
a
Intuitive Surgical, Inc. .................................. United States 3,755 1,498,583
3,212,935
Health Care Providers & Services 2.6%
McKesson Corp. ...................................... United States 2,161 1,160,133

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. ................................ United States 3,093 $ 1,530,107
2,690,240
Hotels, Restaurants & Leisure 2.9%
a
Chipotle Mexican Grill, Inc. , A ............................ United States 711 2,066,714
Wingstop, Inc. ........................................ United States 2,513 920,763
2,987,477
Interactive Media & Services 9.7%
a
Alphabet, Inc. , A ...................................... United States 21,801 3,290,425
Meta Platforms, Inc. , A ................................. United States 12,083 5,867,263
a
Pinterest, Inc. , A ...................................... United States 27,500 953,425
10,111,113
IT Services 1.7%
a
Gartner, Inc. ......................................... United States 2,149 1,024,364
a
MongoDB, Inc. , A ..................................... United States 2,114 758,165
1,782,529
Life Sciences Tools & Services 3.5%
Danaher Corp. ....................................... United States 5,654 1,411,917
Thermo Fisher Scientific, Inc. ............................ United States 1,526 886,926
West Pharmaceutical Services, Inc. ........................ United States 3,384 1,339,083
3,637,926
Personal Care Products 1.1%
a
BellRing Brands, Inc. ................................... United States 13,240 781,557
a
Oddity Tech Ltd. , A .................................... Israel 8,273 359,462
1,141,019
Pharmaceuticals 3.3%
AstraZeneca plc , ADR .................................. United Kingdom 10,030 679,532
Eli Lilly & Co. ........................................ United States 3,477 2,704,967
3,384,499
Professional Services 1.7%
TransUnion .......................................... United States 13,859 1,105,948
Verisk Analytics, Inc. , A ................................. United States 2,827 666,409
1,772,357
Real Estate Management & Development 0.9%
a
CoStar Group, Inc. .................................... United States 9,367 904,852
Semiconductors & Semiconductor Equipment 13.4%
Analog Devices, Inc. ................................... United States 5,110 1,010,707
a
ARM Holdings plc , ADR ................................ United States 3,520 439,965
ASML Holding NV , ADR ................................ Netherlands 990 960,765
a
Lattice Semiconductor Corp. ............................. United States 11,727 917,403
Monolithic Power Systems, Inc. ........................... United States 2,675 1,812,098
NVIDIA Corp. ........................................ United States 9,692 8,757,304
13,898,242
Software 21.4%
a
Adobe, Inc. .......................................... United States 2,055 1,036,953
a
BILL Holdings, Inc. .................................... United States 3,802 261,274
a
Confluent, Inc. , A ...................................... United States 9,683 295,525
a
Crowdstrike Holdings, Inc. , A ............................. United States 4,553 1,459,646
a
Datadog, Inc. , A ...................................... United States 2,439 301,460
a
Fair Isaac Corp. ...................................... United States 876 1,094,658

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 173 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
HubSpot, Inc. ........................................ United States 1,348 $ 844,603
Intuit, Inc. ........................................... United States 2,400 1,560,000
Microsoft Corp. ....................................... United States 17,240 7,253,213
a
Monday.com Ltd. ...................................... United States 2,342 528,988
Oracle Corp. ......................................... United States 6,956 873,743
Roper Technologies, Inc. ................................ United States 2,375 1,331,995
Salesforce, Inc. ....................................... United States 1,637 493,032
a
ServiceNow, Inc. ...................................... United States 3,542 2,700,421
a
Synopsys, Inc. ....................................... United States 2,730 1,560,195
a
Workday, Inc. , A ...................................... United States 2,627 716,514
22,312,220
Specialty Retail 0.7%
a
AutoZone, Inc. ....................................... United States 242 762,699
Technology Hardware, Storage & Peripherals 3.2%
Apple, Inc. .......................................... United States 19,661 3,371,468
Total Common Stocks (Cost $ 36,716,134 ) ......................................
102,321,059
Short Term Investments 1.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 1.7%
b
Joint Repurchase Agreement , 5.232% , 4/01/24 (Maturity Value
$ 1,766,536 )
BNP Paribas Securities Corp. (Maturity Value $870,584)
Deutsche Bank Securities, Inc. (Maturity Value $373,605)
HSBC Securities (USA), Inc. (Maturity Value $522,347)
Collateralized by U.S. Government Agency Securities, 3% - 7%,
9/20/45 - 3/20/54; and U.S. Treasury Notes, 0.5% - 4.38%, 4/30/25
- 8/31/28 (valued at $ 1,801,549 ) ......................... 1,765,509 1,765,509
Total Repurchase Agreements (Cost $ 1,765,509 ) ................................
1,765,509
Total Short Term Investments (Cost $ 1,765,509 ) .................................
1,765,509
a
Total Investments (Cost $ 38,481,643 ) 100.0% ...................................
$104,086,568
Other Assets, less Liabilities (0.0) %
†
...........................................
(27,521)
Net Assets 100.0% ...........................................................
$104,059,047
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2024, all repurchase agreements had been entered into on March 28, 2024.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2024
Franklin Mutual Global Discovery VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.6%
Aerospace & Defense 1.6%
Airbus SE ........................................... France 39,538 $ 7,283,701
Air Freight & Logistics 2.0%
United Parcel Service, Inc. , B ............................ United States 61,077 9,077,875
Automobile Components 1.7%
Denso Corp. ......................................... Japan 412,109 7,892,056
Automobiles 2.1%
General Motors Co. .................................... United States 204,599 9,278,565
Banks 6.7%
BNP Paribas SA ...................................... France 133,288 9,488,985
DBS Group Holdings Ltd. ............................... Singapore 297,381 7,936,451
JPMorgan Chase & Co. ................................. United States 37,577 7,526,673
PNC Financial Services Group, Inc. (The) ................... United States 33,420 5,400,672
30,352,781
Building Products 2.0%
Johnson Controls International plc ......................... United States 140,369 9,168,903
Capital Markets 1.7%
BlackRock, Inc. ....................................... United States 9,017 7,517,473
Chemicals 1.6%
a,b
Covestro AG , 144A , Reg S .............................. Germany 129,339 7,074,510
Consumer Finance 1.8%
Capital One Financial Corp. ............................. United States 53,196 7,920,352
Consumer Staples Distribution & Retail 2.0%
Seven & i Holdings Co. Ltd. .............................. Japan 629,019 9,167,904
Diversified Telecommunication Services 2.1%
Deutsche Telekom AG .................................. Germany 394,444 9,574,490
Electrical Equipment 1.7%
Mitsubishi Electric Corp. ................................ Japan 454,896 7,613,978
Energy Equipment & Services 1.9%
Schlumberger NV ..................................... United States 157,507 8,632,959
Entertainment 2.0%
Walt Disney Co. (The) .................................. United States 74,398 9,103,339
Financial Services 5.6%
a
Fiserv, Inc. .......................................... United States 44,986 7,189,663
Global Payments, Inc. .................................. United States 71,283 9,527,686
Voya Financial, Inc. .................................... United States 112,757 8,334,997
25,052,346
Food Products 3.4%
Danone SA .......................................... France 106,939 6,912,734
Kraft Heinz Co. (The) .................................. United States 228,622 8,436,152
15,348,886
Health Care Equipment & Supplies 2.2%
Medtronic plc ........................................ United States 112,470 9,801,760
Health Care Providers & Services 7.2%
CVS Health Corp. ..................................... United States 125,722 10,027,587
Elevance Health, Inc. .................................. United States 16,196 8,398,274

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
Fresenius SE & Co. KGaA ............................... Germany 226,155 $ 6,098,397
Humana, Inc. ........................................ United States 23,066 7,997,443
32,521,701
Household Durables 1.5%
DR Horton, Inc. ....................................... United States 39,992 6,580,684
Household Products 1.5%
Reckitt Benckiser Group plc ............................. United Kingdom 119,126 6,790,245
Industrial Conglomerates 1.7%
Siemens AG ......................................... Germany 40,136 7,663,167
Insurance 5.0%
Everest Group Ltd. .................................... United States 23,866 9,486,735
NN Group NV ........................................ Netherlands 191,402 8,835,679
c
Prudential plc ........................................ Hong Kong 453,183 4,249,876
22,572,290
Interactive Media & Services 1.6%
Tencent Holdings Ltd. .................................. China 182,649 7,114,214
IT Services 1.3%
Capgemini SE ........................................ France 26,214 6,031,845
Media 1.8%
a
Charter Communications, Inc. , A .......................... United States 27,826 8,087,070
Metals & Mining 1.4%
Rio Tinto plc ......................................... Australia 101,801 6,435,848
Oil, Gas & Consumable Fuels 6.7%
BP plc .............................................. United Kingdom 1,408,054 8,832,627
Hess Corp. .......................................... United States 15,259 2,329,134
Shell plc ............................................ Netherlands 338,949 11,245,268
Williams Cos., Inc. (The) ................................ United States 200,998 7,832,892
30,239,921
Personal Care Products 3.4%
Haleon plc .......................................... United States 1,917,703 8,036,034
Kenvue, Inc. ......................................... United States 338,931 7,273,459
15,309,493
Pharmaceuticals 7.1%
GSK plc ............................................ United States 397,032 8,523,760
Merck & Co., Inc. ..................................... United States 59,646 7,870,290
Novartis AG , ADR ..................................... Switzerland 85,117 8,233,367
Roche Holding AG .................................... United States 28,647 7,314,530
31,941,947
Real Estate Management & Development 1.7%
a
CBRE Group, Inc. , A ................................... United States 80,748 7,851,936
Semiconductors & Semiconductor Equipment 1.3%
Renesas Electronics Corp. .............................. Japan 335,935 5,986,188
Technology Hardware, Storage & Peripherals 1.9%
Samsung Electronics Co. Ltd. ............................ South Korea 144,656 8,671,276
Textiles, Apparel & Luxury Goods 2.3%
a
Capri Holdings Ltd. .................................... United States 71,233 3,226,855

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods (continued)
Cie Financiere Richemont SA ............................ Switzerland 46,123 $ 7,022,174
10,249,029
Tobacco 1.7%
British American Tobacco plc ............................. United Kingdom 246,939 7,494,275
Trading Companies & Distributors 3.4%
a
AerCap Holdings NV ................................... Ireland 100,269 8,714,379
Ferguson plc ......................................... United States 29,568 6,458,538
15,172,917
Total Common Stocks (Cost $ 315,732,217 ) .....................................
426,575,924
Principal
Amount
*
Corporate Bonds 0.9%
Media 0.3%
DISH DBS Corp. , Senior Note , 5.875% , 11/15/24 ..............
United States 1,397,000 1,339,680
Pharmaceuticals 0.5%
b
Bausch Health Americas, Inc. ,
Senior Note , 144A, 9.25% , 4/01/26 ...................... United States 1,707,000 1,606,475
Senior Note , 144A, 8.5% , 1/31/27 ....................... United States 784,000 461,586
b
Bausch Health Cos., Inc. , Senior Note , 144A, 9% , 12/15/25 ...... United States 65,000 62,114
2,130,175
Professional Services 0.1%
b
CoreLogic, Inc. , Senior Secured Note , 144A, 4.5% , 5/01/28 ...... United States 614,000 551,220
Total Corporate Bonds (Cost $ 4,397,341 ) .......................................
4,021,075
Senior Floating Rate Interests 1.8%
Commercial Services & Supplies 0.9%
d
Neptune BidCo US, Inc. ,
First Lien, CME Term Loan, A , 10.173% , ( 3-month SOFR +
4.75% ), 10/11/28 .................................... United States 2,374,755 2,181,390
First Lien, Dollar CME Term Loan, B , 10.423% , ( 3-month SOFR +
5% ), 4/11/29 ....................................... United States 2,185,754 2,020,326
4,201,716
a a a a a a
Professional Services 0.4%
d
CoreLogic, Inc. , First Lien, Initial CME Term Loan , 8.945% , ( 1-month
SOFR + 3.5% ), 6/02/28 ............................... United States 1,977,583 1,938,496
Specialty Retail 0.5%
d
Michaels Cos., Inc. (The) , CME Term Loan, B , 9.821% , ( 3-month
SOFR + 4.25% ), 4/15/28 .............................. United States 2,521,136 2,268,455
Total Senior Floating Rate Interests (Cost $ 8,118,721 ) ...........................
8,408,667
Shares
a
Companies in Liquidation 0.0%
a,e,f
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 966,000 —
Total Companies in Liquidation (Cost $ – ) ......................................
—
Total Long Term Investments (Cost $ 328,248,279 ) ...............................
439,005,666
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments 2.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.1%
g
FHLB , 4/01/24 ....................................... United States 8,400,000 $ 8,395,175
g
U.S. Treasury Bills , 6/13/24 .............................. United States 1,000,000 989,434
Total U.S. Government and Agency Securities (Cost $ 9,389,734 ) ..................
9,384,609
Total Short Term Investments (Cost $ 9,389,734 ) .................................
9,384,609
a
Total Investments (Cost $ 337,638,013 ) 99.4% ...................................
$448,390,275
Other Assets, less Liabilities 0.6% .............................................
2,677,629
Net Assets 100.0% ...........................................................
$451,067,904
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the aggregate value of these securities was $9,755,905, representing 2.2% of net assets.
c
A portion or all of the security purchased on a delayed delivery basis.
d
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
e
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
f
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
g
The security was issued on a discount basis with no stated coupon rate.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2024, the Fund had the following futures contracts outstanding.
At March 31, 2024 , the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 173 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 68 $ 9,198,275 6/17/24 $ 134,797
Foreign Exchange GBP/USD ................... Short 7 552,431 6/17/24 10,351
Total Futures Contracts ...................................................................... $145,148
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
South Korean Won .. HSBK Sell 7,483,349,554 5,735,048 5/07/24 $ 180,270 $ —
South Korean Won .. UBSW Sell 447,389,608 343,024 5/07/24 10,934 —
Japanese Yen ...... BOFA Sell 1,286,466,594 8,698,517 5/20/24 135,772 —
Japanese Yen ...... UBSW Sell 39,256,746 266,031 5/20/24 4,738 —
Japanese Yen ...... WFLA Sell 1,101,444,387 7,446,343 5/20/24 115,110 —
Euro ............. BOFA Buy 37,508 40,437 7/11/24 197 —
Euro ............. BOFA Sell 4,412,692 4,864,551 7/11/24 84,224 —
Euro ............. HSBK Buy 782,688 852,889 7/11/24 — (4,993)
Euro ............. UBSW Buy 140,000 151,975 7/11/24 — (311)
Euro ............. WFLA Sell 4,611,796 5,084,551 7/11/24 88,531 —
British Pound ...... BOFA Sell 1,259,341 1,594,528 7/18/24 4,233 —
Total Forward Exchange Contracts ................................................... $624,009 $(5,304)
Net unrealized appreciation (depreciation) ............................................ $618,705
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2024
Franklin Mutual Shares VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.1%
Air Freight & Logistics 2.2%
United Parcel Service, Inc. , B ............................ United States 322,610 $ 47,949,524
Automobiles 2.3%
General Motors Co. .................................... United States 1,106,494 50,179,503
Banks 7.4%
Bank of America Corp. ................................. United States 1,352,894 51,301,741
JPMorgan Chase & Co. ................................. United States 414,247 82,973,674
PNC Financial Services Group, Inc. (The) ................... United States 168,597 27,245,275
161,520,690
Building Products 2.3%
Johnson Controls International plc ......................... United States 771,671 50,405,550
Capital Markets 1.6%
BlackRock, Inc. ....................................... United States 43,431 36,208,425
Construction & Engineering 1.7%
a
WillScot Mobile Mini Holdings Corp. ....................... United States 799,384 37,171,356
Consumer Finance 2.0%
Capital One Financial Corp. ............................. United States 297,482 44,292,095
Containers & Packaging 1.7%
International Paper Co. ................................. United States 938,922 36,636,736
Diversified Telecommunication Services 0.4%
a,b,c
Windstream Holdings, Inc. ............................... United States 643,835 8,032,319
Electric Utilities 1.2%
PPL Corp. ........................................... United States 950,534 26,168,201
Electronic Equipment, Instruments & Components 1.3%
a
Flex Ltd. ............................................ United States 1,031,708 29,517,166
Energy Equipment & Services 2.0%
Schlumberger NV ..................................... United States 791,836 43,400,531
Entertainment 2.3%
Walt Disney Co. (The) .................................. United States 421,217 51,540,112
Financial Services 6.2%
a
Fiserv, Inc. .......................................... United States 293,442 46,897,900
Global Payments, Inc. .................................. United States 361,598 48,331,189
Voya Financial, Inc. .................................... United States 534,985 39,546,091
134,775,180
Food Products 2.3%
Kraft Heinz Co. (The) .................................. United States 1,389,285 51,264,617
Health Care Equipment & Supplies 4.1%
Baxter International, Inc. ................................ United States 888,240 37,963,377
Medtronic plc ........................................ United States 603,471 52,592,498
90,555,875
Health Care Providers & Services 5.8%
CVS Health Corp. ..................................... United States 694,875 55,423,230
Elevance Health, Inc. .................................. United States 71,344 36,994,718
Humana, Inc. ........................................ United States 98,374 34,108,233
126,526,181

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Durables 1.9%
DR Horton, Inc. ....................................... United States 246,879 $ 40,623,940
Insurance 3.7%
Everest Group Ltd. .................................... United States 106,534 42,347,265
Progressive Corp. (The) ................................ United States 182,129 37,667,920
80,015,185
Machinery 2.9%
Dover Corp. ......................................... United States 202,379 35,859,535
Parker-Hannifin Corp. .................................. United States 50,079 27,833,407
63,692,942
Media 3.2%
a
Charter Communications, Inc. , A .......................... United States 111,938 32,532,541
Comcast Corp. , A ..................................... United States 845,357 36,646,226
69,178,767
Metals & Mining 1.9%
Rio Tinto plc ......................................... Australia 403,833 25,530,280
United States Steel Corp. ............................... United States 421,448 17,186,649
42,716,929
Oil, Gas & Consumable Fuels 6.9%
BP plc .............................................. United Kingdom 6,645,676 41,687,876
Chevron Corp. ....................................... United States 325,015 51,267,866
Hess Corp. .......................................... United States 73,786 11,262,695
Williams Cos., Inc. (The) ................................ United States 1,209,344 47,128,136
151,346,573
Personal Care Products 1.8%
Kenvue, Inc. ......................................... United States 1,873,456 40,204,366
Pharmaceuticals 6.5%
GSK plc ............................................ United States 2,222,077 47,705,098
Merck & Co., Inc. ..................................... United States 337,457 44,527,451
Novartis AG , ADR ..................................... Switzerland 507,609 49,101,019
141,333,568
Professional Services 3.2%
KBR, Inc. ........................................... United States 466,410 29,691,661
SS&C Technologies Holdings, Inc. ......................... United States 622,595 40,076,440
69,768,101
Real Estate Management & Development 2.0%
a
CBRE Group, Inc. , A ................................... United States 454,109 44,157,559
Retail REITs 2.2%
Brixmor Property Group, Inc. ............................. United States 2,020,719 47,385,861
Software 3.3%
Gen Digital, Inc. ...................................... United States 1,265,792 28,353,741
Oracle Corp. ......................................... United States 352,796 44,314,705
72,668,446
Specialized REITs 1.0%
American Tower Corp. .................................. United States 111,014 21,935,256

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods 1.4%
Tapestry, Inc. ........................................ United States 669,815 $ 31,802,816
Tobacco 1.7%
British American Tobacco plc ............................. United Kingdom 1,224,728 37,168,890
Trading Companies & Distributors 3.5%
a
AerCap Holdings NV ................................... Ireland 424,183 36,865,745
Ferguson plc ......................................... United States 179,770 39,267,161
76,132,906
Wireless Telecommunication Services 1.2%
T-Mobile US, Inc. ..................................... United States 165,054 26,940,114
Total Common Stocks (Cost $ 1,503,729,663 ) ....................................
2,083,216,280
Principal
Amount
*
Corporate Bonds 0.9%
Media 0.3%
DISH DBS Corp. , Senior Note , 5.875% , 11/15/24 ..............
United States 6,720,000 6,444,275
Passenger Airlines 0.0%
†
d
American Airlines, Inc. , Senior Secured Note , 144A, 8.5% , 5/15/29 United States 123,000 130,021
Pharmaceuticals 0.1%
d
Bausch Health Americas, Inc. , Senior Note , 144A, 8.5% , 1/31/27 .. United States 3,342,000 1,967,629
Professional Services 0.1%
d
CoreLogic, Inc. , Senior Secured Note , 144A, 4.5% , 5/01/28 ...... United States 2,896,000 2,599,892
Specialty Retail 0.4%
d
Staples, Inc. , Senior Note , 144A, 10.75% , 4/15/27 ............. United States 8,346,000 7,940,878
Total Corporate Bonds (Cost $ 20,173,073 ) ......................................
19,082,695
Senior Floating Rate Interests 2.6%
Commercial Services & Supplies 0.9%
e
Neptune BidCo US, Inc. ,
First Lien, CME Term Loan, A , 10.173% , ( 3-month SOFR +
4.75% ), 10/11/28 .................................... United States 11,208,898 10,296,214
First Lien, Dollar CME Term Loan, B , 10.423% , ( 3-month SOFR +
5% ), 4/11/29 ....................................... United States 10,484,860 9,691,313
19,987,527
a a a a a a
Passenger Airlines 0.4%
e
American Airlines, Inc. , Initial CME Term Loan , 8.775% , ( 6-month
SOFR + 3.5% ), 6/04/29 ............................... United States 8,346,176 8,382,690
Professional Services 0.4%
e
CoreLogic, Inc. , First Lien, Initial CME Term Loan , 8.945% , ( 1-month
SOFR + 3.5% ), 6/02/28 ............................... United States 8,931,453 8,754,923
Software 0.3%
e
Quest Software US Holdings, Inc. , Second Lien, Initial CME Term
Loan , 12.963% , ( 3-month SOFR + 7.5% ), 2/01/30 ........... United States 13,032,127 5,636,460

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Specialty Retail 0.6%
e ,f
Michaels Cos., Inc. (The) , CME Term Loan, B , 9.821% , ( 3-month
SOFR + 4.25% ), 4/15/28 .............................. United States 15,898,104 $ 14,304,717
Total Senior Floating Rate Interests (Cost $ 62,628,317 ) ..........................
57,066,317
Shares
a
Companies in Liquidation 0.0%
a,b,g
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 347,093 —
a,b,g
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 6,301,000 —
Total Companies in Liquidation (Cost $ – ) ......................................
—
Total Long Term Investments (Cost $ 1,586,531,053 ) .............................
2,159,365,292
a
Short Term Investments 1.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.2%
h
FHLB , 4/01/24 ....................................... United States 25,700,000 25,685,237
Total U.S. Government and Agency Securities (Cost $ 25,700,000 ) .................
25,685,237
Total Short Term Investments (Cost $ 25,700,000 ) ................................
25,685,237
a
Total Investments (Cost $ 1,612,231,053 ) 99.8% ..................................
$2,185,050,529
Other Assets, less Liabilities 0.2% .............................................
4,553,630
Net Assets 100.0% ...........................................................
$2,189,604,159
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
c
See Note 3 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the aggregate value of these securities was $12,638,420, representing 0.6% of net assets.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
A portion or all of the security purchased on a delayed delivery basis.
g
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h
The security was issued on a discount basis with no stated coupon rate.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2024 , the Fund had the following futures contracts outstanding.
At March 31, 2024 , the Fund had the following forward exchange contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange GBP/USD ................... Short 112 $ 8,838,900 6/17/24 $ 165,623
Total Futures Contracts ...................................................................... $165,623
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Sell 4,021,331 5,091,648 7/18/24 $ 13,516 $ —
Total Forward Exchange Contracts ................................................... $13,516 $—
Net unrealized appreciation (depreciation) ............................................ $13,516
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 173 .

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2024
Franklin Rising Dividends VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.3%
Aerospace & Defense 3.4%
General Dynamics Corp. ................................ United States 85,152 $ 24,054,589
RTX Corp. .......................................... United States 288,146 28,102,879
52,157,468
Air Freight & Logistics 1.5%
United Parcel Service, Inc. , B ............................ United States 160,117 23,798,190
Banks 1.8%
JPMorgan Chase & Co. ................................. United States 138,925 27,826,677
Beverages 2.0%
PepsiCo, Inc. ........................................ United States 174,330 30,509,493
Biotechnology 1.7%
AbbVie, Inc. ......................................... United States 141,636 25,791,916
Building Products 3.0%
Carlisle Cos., Inc. ..................................... United States 59,002 23,119,934
Johnson Controls International plc ......................... United States 357,810 23,372,149
46,492,083
Capital Markets 2.2%
Charles Schwab Corp. (The) ............................. United States 111,900 8,094,846
Nasdaq, Inc. ......................................... United States 403,600 25,467,160
33,562,006
Chemicals 8.2%
Air Products and Chemicals, Inc. .......................... United States 122,167 29,597,399
Ecolab, Inc. .......................................... United States 99,909 23,068,988
Linde plc ............................................ United States 131,532 61,072,938
Sherwin-Williams Co. (The) .............................. United States 34,900 12,121,817
125,861,142
Commercial Services & Supplies 2.1%
Cintas Corp. ......................................... United States 44,172 30,347,489
Veralto Corp. ......................................... United States 17,600 1,560,416
31,907,905
Consumer Staples Distribution & Retail 3.3%
Target Corp. ......................................... United States 146,037 25,879,217
Walmart, Inc. ........................................ United States 419,924 25,266,827
51,146,044
Electrical Equipment 1.3%
nVent Electric plc ..................................... United States 269,226 20,299,640
Financial Services 2.8%
Visa, Inc. , A .......................................... United States 155,562 43,414,243
Food Products 2.6%
McCormick & Co., Inc. ................................. United States 231,494 17,781,054
Mondelez International, Inc. , A ............................ United States 318,300 22,281,000
40,062,054
Ground Transportation 2.1%
JB Hunt Transport Services, Inc. .......................... United States 64,530 12,857,602
Norfolk Southern Corp. ................................. United States 74,247 18,923,333
31,780,935
Health Care Equipment & Supplies 9.6%
Abbott Laboratories .................................... United States 246,895 28,062,086

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Becton Dickinson & Co. ................................. United States 137,065 $ 33,916,734
Medtronic plc ........................................ United States 247,054 21,530,756
Stryker Corp. ........................................ United States 177,845 63,645,390
147,154,966
Health Care Providers & Services 2.7%
UnitedHealth Group, Inc. ................................ United States 84,000 41,554,800
Hotels, Restaurants & Leisure 2.5%
McDonald's Corp. ..................................... United States 108,499 30,591,293
Starbucks Corp. ...................................... United States 84,850 7,754,442
38,345,735
Household Products 2.8%
Colgate-Palmolive Co. ................................. United States 175,040 15,762,352
Procter & Gamble Co. (The) ............................. United States 172,394 27,970,926
43,733,278
Industrial Conglomerates 2.2%
Honeywell International, Inc. ............................. United States 162,675 33,389,044
Insurance 0.9%
Erie Indemnity Co. , A ................................... United States 35,900 14,416,363
IT Services 2.8%
Accenture plc , A ...................................... United States 122,478 42,452,100
Life Sciences Tools & Services 3.0%
Danaher Corp. ....................................... United States 71,300 17,805,036
West Pharmaceutical Services, Inc. ........................ United States 71,201 28,174,948
45,979,984
Machinery 2.1%
Donaldson Co., Inc. ................................... United States 134,297 10,029,300
Dover Corp. ......................................... United States 122,888 21,774,525
31,803,825
Oil, Gas & Consumable Fuels 3.1%
Chevron Corp. ....................................... United States 119,694 18,880,531
EOG Resources, Inc. .................................. United States 113,261 14,479,286
Exxon Mobil Corp. ..................................... United States 118,461 13,769,907
47,129,724
Pharmaceuticals 1.6%
Johnson & Johnson ................................... United States 155,229 24,555,676
Semiconductors & Semiconductor Equipment 4.6%
Analog Devices, Inc. ................................... United States 177,594 35,126,317
Texas Instruments, Inc. ................................. United States 208,368 36,299,790
71,426,107
Software 13.8%
Microsoft Corp. ....................................... United States 352,928 148,483,867
Roper Technologies, Inc. ................................ United States 114,783 64,374,898
212,858,765
Specialty Retail 4.0%
Lowe's Cos., Inc. ...................................... United States 131,800 33,573,414
Ross Stores, Inc. ..................................... United States 184,830 27,125,651
60,699,065

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals 0.3%
Apple, Inc. .......................................... United States 25,700 $ 4,407,036
Textiles, Apparel & Luxury Goods 1.3%
NIKE, Inc. , B ......................................... United States 220,184 20,692,892
Trading Companies & Distributors 2.0%
WW Grainger, Inc. ..................................... United States 30,593 31,122,259
Total Common Stocks (Cost $ 545,578,552 ) .....................................
1,496,331,415
Short Term Investments 2.6%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.6%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.997% .... United States 40,611,077 40,611,077
Total Money Market Funds (Cost $ 40,611,077 ) ..................................
40,611,077
Total Short Term Investments (Cost $ 40,611,077 ) ................................
40,611,077
a
Total Investments (Cost $ 586,189,629 ) 99.9% ...................................
$1,536,942,492
Other Assets, less Liabilities 0.1% .............................................
387,761
Net Assets 100.0% ...........................................................
$1,537,330,253
a a a
a
See Note 6 regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2024
Franklin Small Cap Value VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.6%
Aerospace & Defense 5.0%
a
Babcock International Group plc .......................... United Kingdom 557,060 $ 3,655,487
Melrose Industries plc .................................. United Kingdom 1,443,340 12,254,286
QinetiQ Group plc ..................................... United Kingdom 5,966,925 27,484,922
Senior plc ........................................... United Kingdom 6,448,089 14,393,833
57,788,528
Automobile Components 1.6%
b
Adient plc ........................................... United States 418,652 13,782,024
LCI Industries ........................................ United States 38,524 4,740,763
18,522,787
Banks 15.2%
Atlantic Union Bankshares Corp. .......................... United States 160,098 5,653,060
Camden National Corp. ................................. United States 242,634 8,133,092
Columbia Banking System, Inc. ........................... United States 1,242,226 24,037,073
First Bancorp ........................................ United States 275,619 9,955,358
First Commonwealth Financial Corp. ....................... United States 539,377 7,508,128
First Interstate BancSystem, Inc. , A ........................ United States 907,717 24,698,980
German American Bancorp, Inc. .......................... United States 250,775 8,686,846
Peoples Bancorp, Inc. .................................. United States 336,973 9,977,770
Seacoast Banking Corp. of Florida ........................ United States 498,230 12,650,060
SouthState Corp. ..................................... United States 352,763 29,995,438
TriCo Bancshares ..................................... United States 265,846 9,777,816
WSFS Financial Corp. .................................. United States 491,889 22,203,869
173,277,490
Building Products 2.8%
Insteel Industries, Inc. .................................. United States 115,153 4,401,148
UFP Industries, Inc. .................................... United States 225,849 27,781,685
32,182,833
Capital Markets 1.3%
Piper Sandler Cos. .................................... United States 55,002 10,917,347
Victory Capital Holdings, Inc. , A ........................... United States 103,274 4,381,916
15,299,263
Chemicals 7.2%
Ashland, Inc. ......................................... United States 89,738 8,737,789
Avient Corp. ......................................... United States 492,594 21,378,580
b
Elementis plc ........................................ United Kingdom 10,185,228 19,077,424
Olin Corp. ........................................... United States 202,795 11,924,346
Tronox Holdings plc ................................... United States 1,208,185 20,962,010
82,080,149
Commercial Services & Supplies 2.3%
HNI Corp. ........................................... United States 246,677 11,132,533
Vestis Corp. ......................................... United States 800,831 15,432,013
26,564,546
Communications Equipment 1.6%
b
Clearfield, Inc. ........................................ United States 223,298 6,886,510
b
Lumentum Holdings, Inc. ................................ United States 250,640 11,867,804
18,754,314
Construction & Engineering 3.5%
Primoris Services Corp. ................................. United States 526,197 22,400,206
Stantec, Inc. ......................................... Canada 6,562 544,843

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Construction & Engineering (continued)
b
WillScot Mobile Mini Holdings Corp. ....................... United States 360,333 $ 16,755,485
39,700,534
Consumer Finance 0.4%
Bread Financial Holdings, Inc. ............................ United States 122,700 4,569,348
Diversified REITs 0.9%
Alexander & Baldwin, Inc. ............................... United States 658,880 10,851,754
Electric Utilities 1.0%
IDACORP, Inc. ....................................... United States 119,935 11,140,762
Electrical Equipment 2.6%
Regal Rexnord Corp. .................................. United States 163,045 29,364,405
Electronic Equipment, Instruments & Components 4.9%
Benchmark Electronics, Inc. ............................. United States 308,936 9,271,169
b
Coherent Corp. ....................................... United States 317,711 19,259,641
CTS Corp. .......................................... United States 12,208 571,212
b
Knowles Corp. ....................................... United States 1,557,918 25,082,480
b
Sanmina Corp. ....................................... United States 37,383 2,324,475
56,508,977
Energy Equipment & Services 0.5%
TechnipFMC plc ...................................... United Kingdom 229,791 5,770,052
Food Products 2.7%
Glanbia plc .......................................... Ireland 1,582,097 31,199,685
Health Care Equipment & Supplies 3.4%
b
Envista Holdings Corp. ................................. United States 963,597 20,601,704
b
Integer Holdings Corp. ................................. United States 160,315 18,705,554
39,307,258
Hotel & Resort REITs 1.1%
Sunstone Hotel Investors, Inc. ............................ United States 1,087,080 12,110,071
Hotels, Restaurants & Leisure 5.2%
Boyd Gaming Corp. ................................... United States 135,974 9,153,770
b
Brinker International, Inc. ............................... United States 295,886 14,699,616
Dalata Hotel Group plc ................................. Ireland 1,966,763 9,558,456
b
Hilton Grand Vacations, Inc. ............................. United States 542,005 25,588,056
58,999,898
Household Durables 1.9%
Century Communities, Inc. .............................. United States 36,343 3,507,099
b
M/I Homes, Inc. ....................................... United States 50,385 6,866,972
Meritage Homes Corp. ................................. United States 42,624 7,478,807
b
Taylor Morrison Home Corp. , A ........................... United States 66,493 4,133,870
21,986,748
Industrial REITs 0.1%
STAG Industrial, Inc. ................................... United States 27,733 1,066,057
Insurance 6.1%
CNO Financial Group, Inc. .............................. United States 822,206 22,594,221
Hanover Insurance Group, Inc. (The) ....................... United States 198,278 26,999,515
Horace Mann Educators Corp. ........................... United States 545,917 20,193,470
69,787,206
Leisure Products 2.5%
BRP, Inc. ............................................ United States 34,534 2,318,924

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Leisure Products (continued)
Brunswick Corp. ...................................... United States 110,703 $ 10,685,054
b
Mattel, Inc. .......................................... United States 801,933 15,886,293
28,890,271
Machinery 5.2%
b
Atmus Filtration Technologies, Inc. ........................ United States 465,045 14,997,701
Columbus McKinnon Corp. .............................. United States 496,971 22,179,816
Mueller Water Products, Inc. , A ........................... United States 1,332,612 21,441,727
Timken Co. (The) ..................................... United States 6,663 582,546
59,201,790
Metals & Mining 1.4%
Commercial Metals Co. ................................. United States 148,795 8,744,682
Ryerson Holding Corp. ................................. United States 202,225 6,774,538
15,519,220
Multi-Utilities 0.3%
Black Hills Corp. ...................................... United States 61,365 3,350,529
Office REITs 0.3%
Highwoods Properties, Inc. .............................. United States 117,321 3,071,464
Oil, Gas & Consumable Fuels 5.2%
Crescent Point Energy Corp. ............................. Canada 4,734,902 38,733,592
b
Green Plains, Inc. ..................................... United States 913,781 21,126,617
59,860,209
Paper & Forest Products 1.5%
Louisiana-Pacific Corp. ................................. United States 201,568 16,913,571
Professional Services 1.3%
ICF International, Inc. .................................. United States 4,638 698,622
Kforce, Inc. .......................................... United States 195,041 13,754,291
14,452,913
Real Estate Management & Development 0.4%
Colliers International Group, Inc. .......................... Canada 39,952 4,883,333
Retail REITs 0.1%
Kite Realty Group Trust ................................. United States 49,850 1,080,748
Semiconductors & Semiconductor Equipment 1.3%
b
Cohu, Inc. ........................................... United States 432,422 14,412,625
Software 3.5%
b
ACI Worldwide, Inc. .................................... United States 1,208,106 40,121,200
Specialty Retail 0.2%
Group 1 Automotive, Inc. ................................ United States 6,189 1,808,612
Textiles, Apparel & Luxury Goods 0.9%
Dr. Martens plc ....................................... United Kingdom 5,994,831 6,656,799
PVH Corp. .......................................... United States 24,769 3,482,769
10,139,568
Trading Companies & Distributors 3.2%
Herc Holdings, Inc. .................................... United States 64,296 10,821,017
McGrath RentCorp .................................... United States 205,295 25,327,244
36,148,261
Total Common Stocks (Cost $ 903,332,479 ) .....................................
1,126,686,979

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 173 .
Short Term Investments 1.1%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.1%
c,d
Institutional Fiduciary Trust - Money Market Portfolio , 4.997% .... United States 12,137,145 $ 12,137,145
Total Money Market Funds (Cost $ 12,137,145 ) ..................................
12,137,145
Total Short Term Investments (Cost $ 12,137,145 ) ................................
12,137,145
a
Total Investments (Cost $ 915,469,624 ) 99.7% ...................................
$1,138,824,124
Other Assets, less Liabilities 0.3% .............................................
3,684,300
Net Assets 100.0% ...........................................................
$1,142,508,424
a a a
a
A portion or all of the security purchased on a delayed delivery basis.
b
Non-income producing.
c
See Note 6 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2024
Franklin Small-Mid Cap Growth VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.3%
Aerospace & Defense 3.2%
a
Axon Enterprise, Inc. ................................... United States 25,400 $ 7,947,152
TransDigm Group, Inc. ................................. United States 5,600 6,896,960
14,844,112
Automobile Components 0.5%
a,b
Mobileye Global, Inc. , A ................................. Israel 72,900 2,343,735
Beverages 0.8%
a
Celsius Holdings, Inc. .................................. United States 46,100 3,822,612
Biotechnology 2.0%
a
Alnylam Pharmaceuticals, Inc. ............................ United States 14,100 2,107,245
a
BioMarin Pharmaceutical, Inc. ............................ United States 14,900 1,301,366
a
CG oncology, Inc. ..................................... United States 32,500 1,426,750
a
Neurocrine Biosciences, Inc. ............................. United States 22,400 3,089,408
a
Vaxcyte, Inc. ......................................... United States 18,400 1,256,904
9,181,673
Building Products 2.3%
Trane Technologies plc ................................. United States 34,800 10,446,960
Capital Markets 7.5%
Ares Management Corp. , A .............................. United States 67,100 8,922,958
Blue Owl Capital, Inc. , A ................................ United States 228,700 4,313,282
LPL Financial Holdings, Inc. ............................. United States 25,100 6,631,420
MSCI, Inc. , A ......................................... United States 11,100 6,220,995
Nasdaq, Inc. ......................................... United States 72,700 4,587,370
Tradeweb Markets, Inc. , A ............................... United States 36,800 3,833,456
34,509,481
Commercial Services & Supplies 1.0%
Republic Services, Inc. , A ............................... United States 24,600 4,709,424
Containers & Packaging 1.0%
Avery Dennison Corp. .................................. United States 21,200 4,732,900
Electrical Equipment 1.6%
AMETEK, Inc. ........................................ United States 18,000 3,292,200
Rockwell Automation, Inc. ............................... United States 14,500 4,224,285
7,516,485
Electronic Equipment, Instruments & Components 1.4%
Amphenol Corp. , A .................................... United States 53,800 6,205,830
Energy Equipment & Services 0.7%
Halliburton Co. ....................................... United States 79,100 3,118,122
Entertainment 1.2%
a
ROBLOX Corp. , A ..................................... United States 148,000 5,650,640
Financial Services 1.5%
a
Block, Inc. , A ......................................... United States 83,400 7,053,972
Food Products 1.9%
a
Freshpet, Inc. ........................................ United States 35,300 4,089,858
Lamb Weston Holdings, Inc. ............................. United States 43,700 4,655,361
8,745,219
Ground Transportation 1.4%
Old Dominion Freight Line, Inc. ........................... United States 29,100 6,381,921
Health Care Equipment & Supplies 5.1%
a
Dexcom, Inc. ......................................... United States 77,052 10,687,112

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
IDEXX Laboratories, Inc. ................................ United States 13,350 $ 7,208,066
a
Inari Medical, Inc. ..................................... United States 2,900 139,142
a
Penumbra, Inc. ....................................... United States 23,700 5,289,366
23,323,686
Health Care Providers & Services 0.7%
a
HealthEquity, Inc. ..................................... United States 36,400 2,971,332
Health Care Technology 1.9%
a
Certara, Inc. ......................................... United States 39,900 713,412
a
Veeva Systems, Inc. , A ................................. United States 33,800 7,831,122
8,544,534
Hotels, Restaurants & Leisure 6.3%
a
Cava Group, Inc. ...................................... United States 51,400 3,600,570
Darden Restaurants, Inc. ............................... United States 33,700 5,632,955
a
DoorDash, Inc. , A ..................................... United States 54,300 7,478,196
a
Expedia Group, Inc. ................................... United States 33,400 4,600,850
Wingstop, Inc. ........................................ United States 14,800 5,422,720
Wynn Resorts Ltd. .................................... United States 24,500 2,504,635
29,239,926
Household Durables 0.7%
a
NVR, Inc. ........................................... United States 382 3,094,185
Industrial REITs 0.8%
Terreno Realty Corp. ................................... United States 57,150 3,794,760
Insurance 1.1%
Arthur J Gallagher & Co. ................................ United States 20,300 5,075,812
Interactive Media & Services 2.2%
a
Match Group, Inc. ..................................... United States 90,924 3,298,723
a
Pinterest, Inc. , A ...................................... United States 192,000 6,656,640
9,955,363
IT Services 5.0%
a
Cloudflare, Inc. , A ..................................... United States 45,900 4,444,497
a
EPAM Systems, Inc. ................................... United States 17,700 4,888,032
a
Gartner, Inc. ......................................... United States 18,200 8,675,394
a
MongoDB, Inc. , A ..................................... United States 14,200 5,092,688
23,100,611
Leisure Products 1.6%
a,c,d
Fanatics Holdings, Inc. ................................. United States 94,539 7,281,145
Life Sciences Tools & Services 6.2%
a
10X Genomics, Inc. , A .................................. United States 63,400 2,379,402
Agilent Technologies, Inc. ............................... United States 59,500 8,657,845
a
Mettler-Toledo International, Inc. .......................... United States 4,180 5,564,792
a
Repligen Corp. ....................................... United States 27,900 5,131,368
West Pharmaceutical Services, Inc. ........................ United States 17,800 7,043,638
28,777,045
Machinery 2.0%
IDEX Corp. .......................................... United States 18,650 4,550,973
Xylem, Inc. .......................................... United States 37,100 4,794,804
9,345,777

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media 0.7%
New York Times Co. (The) , A ............................. United States 76,100 $ 3,289,042
Oil, Gas & Consumable Fuels 2.3%
Cheniere Energy, Inc. .................................. United States 32,500 5,241,600
Hess Corp. .......................................... United States 10,600 1,617,984
Targa Resources Corp. ................................. United States 33,200 3,718,068
10,577,652
Passenger Airlines 0.8%
Delta Air Lines, Inc. .................................... United States 80,100 3,834,387
Personal Care Products 1.0%
a
BellRing Brands, Inc. ................................... United States 56,400 3,329,292
a
Oddity Tech Ltd. , A .................................... Israel 30,500 1,325,225
4,654,517
Pharmaceuticals 0.7%
a
Jazz Pharmaceuticals plc ............................... United States 27,400 3,299,508
Professional Services 4.7%
Paychex, Inc. ........................................ United States 66,600 8,178,480
TransUnion .......................................... United States 72,400 5,777,520
Verisk Analytics, Inc. , A ................................. United States 32,600 7,684,798
21,640,798
Residential REITs 0.7%
Equity LifeStyle Properties, Inc. ........................... United States 51,400 3,310,160
Semiconductors & Semiconductor Equipment 3.9%
a
Astera Labs, Inc. ...................................... United States 2,800 207,732
a
Lattice Semiconductor Corp. ............................. United States 77,355 6,051,482
Monolithic Power Systems, Inc. ........................... United States 10,250 6,943,555
a
Onto Innovation, Inc. ................................... United States 11,000 1,991,880
a
SiTime Corp. ......................................... United States 27,500 2,563,825
17,758,474
Software 11.8%
a
Alkami Technology, Inc. ................................. United States 97,125 2,386,361
a
ANSYS, Inc. ......................................... United States 20,000 6,943,200
a
Arteris, Inc. .......................................... United States 146,100 1,069,452
a
Atlassian Corp. , A ..................................... United States 11,900 2,321,809
a
BILL Holdings, Inc. .................................... United States 18,748 1,288,363
a
Crowdstrike Holdings, Inc. , A ............................. United States 30,500 9,777,995
a
Datadog, Inc. , A ...................................... United States 39,200 4,845,120
a
Fair Isaac Corp. ...................................... United States 5,100 6,373,011
a
HubSpot, Inc. ........................................ United States 11,500 7,205,440
a
Monday.com Ltd. ...................................... United States 15,400 3,478,398
a
Synopsys, Inc. ....................................... United States 6,150 3,514,725
a
Workday, Inc. , A ...................................... United States 18,900 5,154,975
54,358,849
Specialized REITs 0.7%
SBA Communications Corp. , A ........................... United States 15,457 3,349,532
Specialty Retail 5.0%
a
Burlington Stores, Inc. .................................. United States 24,000 5,572,560
a
Five Below, Inc. ....................................... United States 23,450 4,253,361
Ross Stores, Inc. ..................................... United States 46,400 6,809,664
Tractor Supply Co. .................................... United States 24,537 6,421,823
23,057,408

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods 0.6%
a
Lululemon Athletica, Inc. ................................ United States 7,200 $ 2,812,680
Trading Companies & Distributors 1.8%
Fastenal Co. ......................................... United States 108,500 8,369,690
Total Common Stocks (Cost $ 291,950,813 ) .....................................
444,079,959
Convertible Preferred Stocks 1.3%
Diversified Consumer Services 0.2%
a,c,d
Newsela, Inc. , D ...................................... United States 48,915 908,953
a
Software 1.1%
a,c,d
Benchling, Inc. , F ..................................... United States 35,200 578,684
a,c,d
Blaize, Inc. , D ........................................ United States 206,272 830,241
a,c,d
Blaize, Inc. , D-2 ...................................... United States 82,758 219,911
a,c,d
Databricks, Inc. , G .................................... United States 25,878 1,967,827
a,c,d
OneTrust LLC , C ...................................... United States 82,367 1,293,140
4,889,803
Total Convertible Preferred Stocks (Cost $ 7,884,932 ) ............................
5,798,756
Warrants
Warrants 0.0%
†
Software 0.0%
†
a,c,d
Blaize, Inc. , 9/19/25 ................................... United States 8,275 1,418
a,c,d
Blaize, Inc. , 12/09/25 ................................... United States 1 —
a,c
Blaize, Inc. , 8/23/33 ................................... United States 1 —
1,418
Total Warrants (Cost $ 7 ) ......................................................
1,418
Principal
Amount
*
Convertible Bonds 0.0%
†
Software 0.0%
†
c
Blaize, Inc. , 10% , 1/03/25 ............................... United States 195,400 195,400
Total Convertible Bonds (Cost $ 195,400 ) .......................................
195,400
Corporate Bonds 0.0%
†
Software 0.0%
†
c ,d
Blaize, Inc. , 10% , 12/09/24 .............................. United States 64,369 64,375
Total Corporate Bonds (Cost $ 64,369 ) .........................................
64,375
Total Long Term Investments (Cost $ 300,095,521 ) ...............................
450,139,908
a
Short Term Investments 2.9%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.4%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.997% .... United States 10,824,380 10,824,380
Total Money Market Funds (Cost $ 10,824,380 ) ..................................
10,824,380

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 173 .
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.5%
Money Market Funds 0.5%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.997% .... United States 2,318,200 $ 2,318,200
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 2,318,200 ) ............................................................
2,318,200
Total Short Term Investments (Cost $ 13,142,580 ) ................................
13,142,580
a
Total Investments (Cost $ 313,238,101 ) 100.5% ..................................
$463,282,488
Other Assets, less Liabilities (0.5) % ...........................................
(2,218,523)
Net Assets 100.0% ...........................................................
$461,063,965
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2024.
c
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
d
See Note 3 regarding restricted securities.
e
See Note 6 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2024
Franklin Strategic Income VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.2%
Broadline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd. , A ......................... South Africa 14,792,309 $ —
a,b,c
K2016470219 South Africa Ltd. , B ......................... South Africa 1,472,041 —
—
Hotels, Restaurants & Leisure 0.0%
†
b
24 Hour Fitness Worldwide, Inc. .......................... United States 4,744 866
Machinery 0.0%
†
b
UTEX Industries, Inc. .................................. United States 1,757 94,439
Oil, Gas & Consumable Fuels 0.2%
b
Amplify Energy Corp. .................................. United States 431 2,849
Birch Permian Holdings, Inc. ............................. United States 4,478 39,556
a,b,c
Talos Energy, Inc. ..................................... United States 27,685 377,519
419,924
Total Common Stocks (Cost $ 1,474,188 ) .......................................
515,229
Preferred Stocks 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
b
24 Hour Fitness Worldwide, Inc. .......................... United States 11,237 169
b
Total Preferred Stocks (Cost $ 169 ) ............................................
169
Warrants
Warrants 0.0%
†
Machinery 0.0%
†
a,b
UTEX Industries, Inc. , 2/20/49 ............................ United States 150 38
Total Warrants (Cost $ 132 ) ...................................................
38
Principal
Amount
*
Corporate Bonds 57.0%
Aerospace & Defense 0.4%
Boeing Co. (The) ,
Senior Bond , 3.625% , 2/01/31 .......................... United States 700,000 616,593
Senior Note , 5.15% , 5/01/30 ........................... United States 700,000 677,597
1,294,190
Air Freight & Logistics 0.3%
d
DAE Funding LLC , Senior Note , 144A, 1.55% , 8/01/24 ......... United Arab
Emirates 300,000 295,116
FedEx Corp. , Senior Bond , 4.05% , 2/15/48 ..................
United States 650,000 519,068
814,184
Automobile Components 1.1%
d
Adient Global Holdings Ltd. ,
Senior Note , 144A, 8.25% , 4/15/31 ...................... United States 600,000 633,623
Senior Secured Note , 144A, 7% , 4/15/28 .................. United States 200,000 204,544
d
Allison Transmission, Inc. ,
Senior Bond , 144A, 5.875% , 6/01/29 ..................... United States 800,000 792,814
Senior Bond , 144A, 3.75% , 1/30/31 ...................... United States 300,000 262,037

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobile Components (continued)
d
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 600,000 $ 533,921
Goodyear Tire & Rubber Co. (The) , Senior Note , 5% , 7/15/29 ....
United States 800,000 747,731
3,174,670
Automobiles 0.3%
d
Hyundai Capital America , Senior Note , 144A, 5.35% , 3/19/29 .... United States 150,000 150,628
d
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 800,000 770,678
921,306
Banks 6.3%
d ,e
ABN AMRO Bank NV , Senior Note , 144A, FRN , 6.339% , ( 1-year
CMT T-Note + 1.65% ), 9/18/27 .......................... Netherlands 250,000 254,387
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 ...........
Spain 300,000 248,189
Bank of America Corp. ,
Senior Bond , 4.571% to 4/26/32, FRN thereafter , 4/27/33 ..... United States 800,000 760,209
Senior Note , 4.376% to 4/26/27, FRN thereafter , 4/27/28 ...... United States 1,000,000 976,573
d
BNP Paribas SA ,
e
144A, FRN , 5.176% , ( SOFR + 1.52% ), 1/09/30 ............. France 1,000,000 1,000,516
Senior Note , 144A, 2.819% to 11/18/24, FRN thereafter , 11/19/25 France 400,000 392,343
Senior Note , 144A, 2.219% to 6/08/25, FRN thereafter , 6/09/26 . France 500,000 480,935
d
BPCE SA , Senior Note , 144A, 2.045% to 10/18/26, FRN thereafter ,
10/19/27 .......................................... France 800,000 730,134
Citigroup, Inc. , Senior Note , 5.61% to 9/28/25, FRN thereafter ,
9/29/26 ........................................... United States 1,600,000 1,602,943
HSBC Holdings plc ,
Senior Bond , 2.848% to 6/03/30, FRN thereafter , 6/04/31 ..... United Kingdom 800,000 690,490
Senior Bond , 2.357% to 8/17/30, FRN thereafter , 8/18/31 ..... United Kingdom 300,000 250,221
Senior Note , 4.18% to 12/08/24, FRN thereafter , 12/09/25 ..... United Kingdom 900,000 889,214
Senior Note , 5.21% to 8/10/27, FRN thereafter , 8/11/28 ....... United Kingdom 550,000 548,600
JPMorgan Chase & Co. ,
e,f
R , Junior Sub. Bond , FRN , 8.868% , ( 3-month SOFR + 3.562% ),
Perpetual ......................................... United States 213,000 213,166
Senior Bond , 3.2% , 6/15/26 ............................ United States 1,213,000 1,167,606
Senior Bond , 2.522% to 4/21/30, FRN thereafter , 4/22/31 ..... United States 1,000,000 864,617
Senior Bond , 5.336% to 1/22/34, FRN thereafter , 1/23/35 ..... United States 300,000 301,286
KeyBank NA , Senior Note , 4.15% , 8/08/25 ..................
United States 500,000 486,187
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28, FRN
thereafter , 7/06/29 ................................... Japan 500,000 511,203
Santander UK Group Holdings plc , Senior Note , 1.673% to 6/23/26,
FRN thereafter , 6/14/27 ............................... United Kingdom 800,000 732,037
d
Societe Generale SA ,
Senior Bond , 144A, 2.889% to 6/08/31, FRN thereafter , 6/09/32 France 800,000 657,989
Senior Note , 144A, 1.792% to 6/08/26, FRN thereafter , 6/09/27 . France 700,000 641,417
Toronto-Dominion Bank (The) , Senior Note , 4.693% , 9/15/27 .....
Canada 1,000,000 990,926
Truist Financial Corp. , Senior Note , 5.9% to 10/27/25, FRN
thereafter , 10/28/26 .................................. United States 800,000 804,208
d
UniCredit SpA , Senior Bond , 144A, 3.127% to 6/02/31, FRN
thereafter , 6/03/32 ................................... Italy 500,000 423,629
Wells Fargo & Co. ,
Senior Note , 4.54% to 8/14/25, FRN thereafter , 8/15/26 ....... United States 500,000 493,752
Senior Note , 6.303% to 10/22/28, FRN thereafter , 10/23/29 .... United States 800,000 833,495

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Wells Fargo & Co., (continued)
Senior Note , 5.198% to 1/22/29, FRN thereafter , 1/23/30 ...... United States 450,000 $ 449,182
18,395,454
Beverages 0.3%
d
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 1,000,000 920,536
Biotechnology 0.4%
Amgen, Inc. ,
Senior Bond , 4.2% , 3/01/33 ............................ United States 400,000 374,114
Senior Bond , 5.25% , 3/02/33 ........................... United States 700,000 706,205
1,080,319
Broadline Retail 0.0%
a ,d ,g ,h
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 1,036,360 —
a ,d ,g ,h
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 564,697 —
—
Building Products 0.9%
d
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 300,000 308,451
d
Eco Material Technologies, Inc. , Senior Secured Note , 144A,
7.875% , 1/31/27 ..................................... United States 500,000 507,765
d
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 .......................... United States 900,000 909,759
d
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC , Senior
Secured Note , 144A, 6.75% , 4/01/32 ..................... United States 300,000 301,213
d
Standard Industries, Inc. ,
Senior Bond , 144A, 4.75% , 1/15/28 ...................... United States 500,000 477,581
Senior Bond , 144A, 3.375% , 1/15/31 ..................... United States 200,000 167,908
2,672,677
Capital Markets 2.5%
Deutsche Bank AG , Senior Note , 5.371% , 9/09/27 .............
Germany 800,000 805,023
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 2.383% to 7/20/31, FRN thereafter , 7/21/32 ..... United States 370,000 303,631
Senior Note , 5.7% , 11/01/24 ........................... United States 500,000 500,282
Senior Note , 4.387% to 6/14/26, FRN thereafter , 6/15/27 ...... United States 300,000 294,274
Senior Note , 1.948% to 10/20/26, FRN thereafter , 10/21/27 .... United States 1,000,000 919,467
d
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A,
4.5% , 11/15/29 ...................................... United States 400,000 370,430
Morgan Stanley ,
Senior Bond , 3.591% , 7/22/28 .......................... United States 809,000 768,875
Senior Bond , 5.466% to 1/17/34, FRN thereafter , 1/18/35 ..... United States 200,000 201,863
d
MSCI, Inc. , Senior Bond , 144A, 3.25% , 8/15/33 ............... United States 1,200,000 989,739
d
Prologis Targeted US Logistics Fund LP , Senior Note , 144A, 5.25% ,
4/01/29 ........................................... United States 250,000 249,459
d
StoneX Group, Inc. , Senior Secured Note , 144A, 7.875% , 3/01/31 . United States 300,000 304,632
UBS Group AG ,
Senior Note , 4.55% , 4/17/26 ........................... Switzerland 400,000 393,709
d
Senior Note , 144A, 6.373% to 7/14/25, FRN thereafter , 7/15/26 . Switzerland 300,000 302,208
d
Senior Note , 144A, 5.711% to 1/11/26, FRN thereafter , 1/12/27 . Switzerland 700,000 702,412
7,106,004

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals 1.8%
d
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 900,000 $ 699,219
Celanese US Holdings LLC , Senior Note , 6.165% , 7/15/27 ......
United States 450,000 458,527
d
Consolidated Energy Finance SA ,
Senior Note , 144A, 5% , 10/15/28 ....................... Switzerland 500,000 EUR 460,104
Senior Note , 144A, 5.625% , 10/15/28 .................... Switzerland 400,000 336,148
d
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 800,000 734,791
d
INEOS Quattro Finance 1 plc , Senior Note , 144A, 3.75% , 7/15/26 . United Kingdom 800,000 EUR 839,588
d ,g
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 .. United States 315,000 258,388
Nutrien Ltd. , Senior Note , 4.9% , 3/27/28 ....................
Canada 100,000 99,525
d
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 .. United States 300,000 311,570
d
Syngenta Finance NV , Senior Note , 144A, 4.892% , 4/24/25 ...... Switzerland 800,000 789,036
Westlake Corp. , Senior Bond , 3.375% , 6/15/30 ...............
United States 200,000 179,683
d
Yara International ASA , Senior Bond , 144A, 3.148% , 6/04/30 ..... Brazil 100,000 87,318
5,253,897
Commercial Services & Supplies 1.0%
d
Allied Universal Holdco LLC , Senior Secured Note , 144A, 7.875% ,
2/15/31 ........................................... United States 700,000 709,833
d
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 400,000 385,026
d
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 1,000,000 919,514
d
Stericycle, Inc. , Senior Note , 144A, 3.875% , 1/15/29 ........... United States 1,000,000 907,512
2,921,885
Construction & Engineering 0.3%
d
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 800,000 738,022
Construction Materials 0.3%
d
Knife River Corp. , Senior Note , 144A, 7.75% , 5/01/31 .......... United States 700,000 733,535
Consumer Finance 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Bond , 3.4% , 10/29/33 ................................. Ireland 800,000 674,225
d
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ........... United States 600,000 600,471
OneMain Finance Corp. , Senior Note , 9% , 1/15/29 ............
United States 600,000 637,105
1,911,801
Consumer Staples Distribution & Retail 0.5%
d
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP /
Albertsons LLC , Senior Note , 144A, 3.5% , 3/15/29 ........... United States 900,000 808,650
Sysco Corp. , Senior Bond , 6% , 1/17/34 .....................
United States 250,000 266,163
d
US Foods, Inc. , Senior Note , 144A, 6.875% , 9/15/28 ........... United States 300,000 307,472
1,382,285
Containers & Packaging 1.5%
d
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note , 144A, 5.25% , 8/15/27 ...................... United States 600,000 378,645
Senior Secured Note , 144A, 4.125% , 8/15/26 .............. United States 200,000 181,184
d
OI European Group BV , Senior Note , 144A, 4.75% , 2/15/30 ...... United States 500,000 460,815
d
Owens-Brockway Glass Container, Inc. ,
Senior Note , 144A, 6.625% , 5/13/27 ..................... United States 75,000 75,104
Senior Note , 144A, 7.25% , 5/15/31 ...................... United States 200,000 203,951

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
d
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 500,000 $ 466,968
d
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 600,000 560,398
d
Sealed Air Corp. ,
Senior Bond , 144A, 5.5% , 9/15/25 ....................... United States 124,000 123,648
Senior Note , 144A, 6.125% , 2/01/28 ..................... United States 800,000 802,344
d
Trivium Packaging Finance BV , Senior Secured Note , 144A, 5.5% ,
8/15/26 ........................................... Netherlands 700,000 690,804
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 400,000 338,694
4,282,555
Distributors 0.2%
d
Ritchie Bros Holdings, Inc. ,
Senior Note , 144A, 7.75% , 3/15/31 ...................... Canada 300,000 314,248
Senior Secured Note , 144A, 6.75% , 3/15/28 ............... Canada 200,000 204,259
518,507
Diversified Consumer Services 0.4%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ......
United States 800,000 725,496
d
Wand NewCo 3, Inc. , Senior Secured Note , 144A, 7.625% , 1/30/32 United States 400,000 414,027
1,139,523
Diversified REITs 0.5%
d
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 400,000 342,601
Simon Property Group LP ,
Senior Bond , 4.25% , 11/30/46 .......................... United States 800,000 662,351
Senior Bond , 3.25% , 9/13/49 ........................... United States 700,000 490,447
1,495,399
Diversified Telecommunication Services 1.1%
AT&T, Inc. , Senior Bond , 3.65% , 9/15/59 ....................
United States 800,000 557,433
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
4.5% , 5/01/32 ...................................... United States 600,000 482,549
d
Iliad Holding SASU ,
Senior Secured Note , 144A, 6.5% , 10/15/26 ............... France 300,000 297,412
Senior Secured Note , 144A, 7% , 10/15/28 ................. France 600,000 594,445
Telefonica Emisiones SA , Senior Bond , 4.895% , 3/06/48 ........
Spain 150,000 132,017
Verizon Communications, Inc. , Senior Note , 2.355% , 3/15/32 ....
United States 1,000,000 822,160
d
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 400,000 345,256
3,231,272
Electric Utilities 2.1%
Duke Energy Corp. , Senior Bond , 2.45% , 6/01/30 .............
United States 600,000 517,223
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ..........
United States 100,000 101,166
d
Enel Finance International NV , Senior Note , 144A, 2.65% , 9/10/24 Italy 800,000 788,841
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 ..................
United States 1,300,000 1,226,672
NextEra Energy Capital Holdings, Inc. , Senior Note , 6.051% , 3/01/25
United States 370,000 371,525
Southern Co. (The) ,
Senior Bond , 4.4% , 7/01/46 ............................ United States 400,000 344,885
Senior Note , 5.5% , 3/15/29 ............................ United States 700,000 713,635

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 ...
United States 85,000 $ 92,206
d
Vistra Operations Co. LLC ,
Senior Note , 144A, 4.375% , 5/01/29 ..................... United States 1,100,000 1,020,167
Senior Secured Bond , 144A, 4.3% , 7/15/29 ................ United States 500,000 469,381
Xcel Energy, Inc. , Senior Bond , 5.45% , 8/15/33 ...............
United States 500,000 497,276
6,142,977
Electrical Equipment 0.4%
Eaton Corp. , Senior Bond , 4.15% , 3/15/33 ...................
United States 200,000 189,857
d
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 900,000 838,415
1,028,272
Electronic Equipment, Instruments & Components 0.5%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ....
United States 900,000 815,743
Flex Ltd. , Senior Bond , 4.875% , 5/12/30 ....................
United States 800,000 778,871
1,594,614
Energy Equipment & Services 0.2%
d
Kodiak Gas Services LLC , Senior Note , 144A, 7.25% , 2/15/29 .... United States 600,000 611,552
Entertainment 0.2%
d
Banijay Entertainment SASU ,
Senior Secured Note , 144A, 7% , 5/01/29 .................. France 300,000 EUR 340,418
Senior Secured Note , 144A, 8.125% , 5/01/29 .............. France 32,323 33,363
Warnermedia Holdings, Inc. , Senior Note , 4.054% , 3/15/29 ......
United States 300,000 280,929
654,710
Financial Services 1.0%
d
Corebridge Financial, Inc. , Senior Bond , 144A, 6.05% , 9/15/33 ... United States 500,000 515,539
d
GGAM Finance Ltd. , Senior Note , 144A, 8% , 6/15/28 .......... Ireland 400,000 417,998
d
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 700,000 687,492
d
Nationstar Mortgage Holdings, Inc. , Senior Bond , 144A, 5.75% ,
11/15/31 .......................................... United States 600,000 553,984
d
PRA Group, Inc. , Senior Note , 144A, 5% , 10/01/29 ............ United States 900,000 759,279
2,934,292
Food Products 1.0%
d
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4% , 5/17/51 ..... Mexico 200,000 155,611
d
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ..................................... United States 100,000 101,500
d
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ....... United States 900,000 892,605
General Mills, Inc. , Senior Note , 5.241% , 11/18/25 .............
United States 150,000 149,587
Hershey Co. (The) , Senior Bond , 4.5% , 5/04/33 ...............
United States 300,000 296,726
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Note , 2.5% , 1/15/27 ............................ United States 500,000 461,208
Senior Note , 3% , 2/02/29 ............................. United States 200,000 177,231
Senior Note , 3.625% , 1/15/32 .......................... United States 400,000 342,504
d
Post Holdings, Inc. , Senior Secured Note , 144A, 6.25% , 2/15/32 .. United States 300,000 302,561
2,879,533
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35% , 6/01/50 ....
United States 300,000 203,667

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Ground Transportation 0.8%
d
Ashtead Capital, Inc. , Senior Bond , 144A, 5.8% , 4/15/34 ........ United Kingdom 200,000 $ 199,889
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ....................
United States 550,000 469,256
d
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 1,000,000 887,269
d
NESCO Holdings II, Inc. , Secured Note , 144A, 5.5% , 4/15/29 .... United States 500,000 473,609
d
XPO, Inc. , Senior Note , 144A, 7.125% , 2/01/32 ............... United States 400,000 412,059
2,442,082
Health Care Equipment & Supplies 0.8%
d
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 .......................................... United States 800,000 828,728
Baxter International, Inc. , Senior Note , 2.272% , 12/01/28 ........
United States 500,000 440,700
GE HealthCare Technologies, Inc. , Senior Note , 5.6% , 11/15/25 ..
United States 500,000 501,853
d
Neogen Food Safety Corp. , Senior Note , 144A, 8.625% , 7/20/30 .. United States 600,000 646,949
2,418,230
Health Care Providers & Services 2.4%
Centene Corp. ,
Senior Note , 4.25% , 12/15/27 .......................... United States 300,000 286,269
Senior Note , 2.45% , 7/15/28 ........................... United States 100,000 88,779
Senior Note , 4.625% , 12/15/29 ......................... United States 200,000 190,019
Senior Note , 3.375% , 2/15/30 .......................... United States 600,000 531,343
Senior Note , 2.625% , 8/01/31 .......................... United States 200,000 164,325
d
CHS/Community Health Systems, Inc. ,
Secured Note , 144A, 6.875% , 4/15/29 .................... United States 100,000 74,963
Senior Secured Note , 144A, 5.625% , 3/15/27 .............. United States 700,000 645,022
Senior Secured Note , 144A, 6% , 1/15/29 .................. United States 200,000 174,959
CVS Health Corp. ,
Senior Bond , 1.75% , 8/21/30 ........................... United States 400,000 328,743
Senior Bond , 5.3% , 6/01/33 ............................ United States 500,000 501,385
Senior Bond , 2.7% , 8/21/40 ............................ United States 600,000 417,068
d
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 800,000 716,755
Elevance Health, Inc. , Senior Bond , 3.7% , 9/15/49 ............
United States 150,000 115,600
HCA, Inc. , Senior Bond , 3.5% , 9/01/30 .....................
United States 1,300,000 1,176,083
d
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 500,000 394,834
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ...........
United States 200,000 171,481
Tenet Healthcare Corp. , Senior Secured Note , 6.125% , 6/15/30 ...
United States 900,000 899,060
6,876,688
Health Care REITs 0.2%
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond , 5% , 10/15/27 ............................ United States 400,000 335,410
Senior Bond , 3.5% , 3/15/31 ............................ United States 300,000 206,254
541,664
Health Care Technology 0.3%
d
IQVIA, Inc. , Senior Note , 144A, 6.5% , 5/15/30 ................ United States 800,000 817,412
Hotel & Resort REITs 0.4%
d
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note , 144A,
6.5% , 4/01/32 ...................................... United States 700,000 702,800
d
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 400,000 370,629
1,073,429

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure 1.6%
d
Allwyn Entertainment Financing UK plc , Senior Secured Note , 144A,
7.875% , 4/30/29 ..................................... Czech Republic 600,000 $ 617,937
d
Caesars Entertainment, Inc. , Senior Note , 144A, 4.625% , 10/15/29 United States 900,000 821,404
d
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 ....................... United States 500,000 449,366
Marriott International, Inc. , Senior Bond , 5.3% , 5/15/34 .........
United States 250,000 247,363
d
Papa John's International, Inc. , Senior Note , 144A, 3.875% , 9/15/29 United States 800,000 710,247
d
Station Casinos LLC ,
Senior Bond , 144A, 4.625% , 12/01/31 .................... United States 400,000 359,898
Senior Note , 144A, 4.5% , 2/15/28 ....................... United States 200,000 188,545
d
Viking Cruises Ltd. ,
Senior Note , 144A, 5.875% , 9/15/27 ..................... United States 300,000 294,544
Senior Note , 144A, 7% , 2/15/29 ........................ United States 300,000 301,543
d
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. ,
Senior Bond , 144A, 5.125% , 10/01/29 .................... United States 500,000 474,168
Senior Note , 144A, 7.125% , 2/15/31 ..................... United States 300,000 310,656
4,775,671
Household Durables 0.5%
d
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 .......... United States 800,000 844,606
Toll Brothers Finance Corp. , Senior Bond , 3.8% , 11/01/29 .......
United States 640,000 597,398
1,442,004
Household Products 0.3%
d
Central Garden & Pet Co. , Senior Bond , 144A, 4.125% , 4/30/31 .. United States 500,000 441,180
d
Spectrum Brands, Inc. , Senior Bond , 144A, 3.875% , 3/15/31 ..... United States 400,000 385,647
826,827
Independent Power and Renewable Electricity Producers 1.5%
d
AES Andes SA , Senior Note , 144A, 6.3% , 3/15/29 ............. Chile 500,000 505,455
d
Atlantica Sustainable Infrastructure plc , Senior Note , 144A, 4.125% ,
6/15/28 ........................................... Spain 900,000 827,665
d
Calpine Corp. , Senior Bond , 144A, 5% , 2/01/31 ............... United States 600,000 550,996
d
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% , 2/15/31 United States 500,000 429,643
Constellation Energy Generation LLC , Senior Bond , 6.125% , 1/15/34
United States 200,000 211,327
d
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ..................................... United States 1,000,000 859,039
d
Talen Energy Supply LLC , Senior Secured Note , 144A, 8.625% ,
6/01/30 ........................................... United States 800,000 856,087
4,240,212
Insurance 2.0%
d
AIA Group Ltd. , Senior Bond , 144A, 4.95% , 4/04/33 ........... Hong Kong 300,000 299,541
d
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Secured Note , 144A, 6.75% , 4/15/28 ............... United States 600,000 604,850
Senior Secured Note , 144A, 7% , 1/15/31 .................. United States 200,000 202,155
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .........
United States 1,000,000 743,905
d
Corebridge Global Funding , Secured Note , 144A, 5.9% , 9/19/28 .. United States 200,000 205,141
d
Jones Deslauriers Insurance Management, Inc. , Senior Note , 144A,
10.5% , 12/15/30 ..................................... Canada 500,000 528,842
d
Metropolitan Life Global Funding I ,
Secured Note , 144A, 5.05% , 1/06/28 ..................... United States 1,100,000 1,101,911
Secured Note , 144A, 4.3% , 8/25/29 ...................... United States 300,000 289,510

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
d
Northwestern Mutual Global Funding , Secured Note , 144A, 4.9% ,
6/12/28 ........................................... United States 600,000 $ 597,428
d
RGA Global Funding , Secured Note , 144A, 5.5% , 1/11/31 ....... United States 700,000 702,404
d
Sammons Financial Group, Inc. , Senior Bond , 144A, 6.875% ,
4/15/34 ........................................... United States 400,000 403,103
5,678,790
Interactive Media & Services 0.3%
d
Tencent Holdings Ltd. , Senior Bond , 144A, 2.39% , 6/03/30 ...... China 900,000 769,437
IT Services 1.4%
d
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 900,000 808,999
d
Gartner, Inc. ,
Senior Note , 144A, 4.5% , 7/01/28 ....................... United States 700,000 667,640
Senior Note , 144A, 3.625% , 6/15/29 ..................... United States 400,000 362,545
d
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 1,100,000 1,133,033
d
Presidio Holdings, Inc. , Senior Secured Note , 144A, 4.875% , 2/01/27 United States 1,200,000 1,169,629
4,141,846
Life Sciences Tools & Services 0.2%
d
Fortrea Holdings, Inc. , Senior Secured Note , 144A, 7.5% , 7/01/30 . United States 600,000 620,120
Machinery 0.6%
d
ATS Corp. , Senior Note , 144A, 4.125% , 12/15/28 ............. Canada 400,000 367,073
d
Chart Industries, Inc. , Senior Secured Note , 144A, 7.5% , 1/01/30 . United States 400,000 415,879
d ,i
Esab Corp. , Senior Note , 144A, 6.25% , 4/15/29 ............... United States 300,000 301,780
Hillenbrand, Inc. , Senior Note , 6.25% , 2/15/29 ................
United States 300,000 302,949
Parker-Hannifin Corp. , Senior Note , 4.25% , 9/15/27 ...........
United States 400,000 392,414
1,780,095
Media 2.0%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Bond , 2.8% , 4/01/31 ....... United States 1,300,000 1,065,795
d
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75% , 4/15/28 ...................... United States 400,000 350,644
Senior Secured Note , 144A, 5.125% , 8/15/27 .............. United States 200,000 188,676
Senior Secured Note , 144A, 7.875% , 4/01/30 .............. United States 200,000 198,956
Comcast Corp. , Senior Bond , 4.8% , 5/15/33 .................
United States 600,000 592,175
d
CSC Holdings LLC , Senior Bond , 144A, 3.375% , 2/15/31 ....... United States 400,000 272,193
d
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 700,000 662,663
Fox Corp. , Senior Bond , 6.5% , 10/13/33 ....................
United States 1,200,000 1,271,535
d
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Secured Note , 144A, 7.375% , 2/15/31 .................... United States 200,000 209,649
d
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 1,000,000 915,536
5,727,822
Metals & Mining 0.9%
d
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 700,000 630,548
d
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero
PT , Senior Bond , 144A, 5.45% , 5/15/30 ................... Indonesia 700,000 692,217
d
Novelis Corp. ,
Senior Bond , 144A, 4.75% , 1/30/30 ...................... United States 300,000 277,037
Senior Note , 144A, 3.25% , 11/15/26 ..................... United States 300,000 279,845

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
d
POSCO , Senior Note , 144A, 5.625% , 1/17/26 ................ South Korea 850,000 $ 852,198
2,731,845
Mortgage Real Estate Investment Trusts (REITs) 0.3%
d
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 1,100,000 1,000,922
Multi-Utilities 0.6%
Dominion Energy, Inc. , A , Senior Note , 4.35% , 8/15/32 .........
United States 1,150,000 1,087,099
DTE Energy Co. , Senior Note , 4.875% , 6/01/28 ...............
United States 600,000 593,528
1,680,627
Office REITs 0.1%
Alexandria Real Estate Equities, Inc. , Senior Bond , 5.25% , 5/15/36
United States 250,000 245,469
Oil, Gas & Consumable Fuels 6.3%
d
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 .............. Norway 900,000 769,617
d
Antero Resources Corp. , Senior Note , 144A, 7.625% , 2/01/29 .... United States 598,000 614,671
d
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Secured Note , 144A, 9.25% , 7/15/29 ................ United States 400,000 412,141
Canadian Natural Resources Ltd. , Senior Bond , 2.95% , 7/15/30 ..
Canada 450,000 397,594
d
Cheniere Energy, Inc. , Senior Bond , 144A, 5.65% , 4/15/34 ...... United States 200,000 201,553
d
CITGO Petroleum Corp. , Senior Secured Note , 144A, 8.375% ,
1/15/29 ........................................... United States 800,000 841,209
d
Civitas Resources, Inc. ,
Senior Note , 144A, 8.375% , 7/01/28 ..................... United States 300,000 316,189
Senior Note , 144A, 8.625% , 11/01/30 .................... United States 100,000 107,446
Senior Note , 144A, 8.75% , 7/01/31 ...................... United States 400,000 428,524
d
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 800,000 790,949
d
DT Midstream, Inc. , Senior Bond , 144A, 4.375% , 6/15/31 ....... United States 500,000 453,182
d
Endeavor Energy Resources LP / EER Finance, Inc. , Senior Bond ,
144A, 5.75% , 1/30/28 ................................. United States 900,000 907,858
Energy Transfer LP ,
Senior Bond , 3.75% , 5/15/30 ........................... United States 200,000 184,438
d
Senior Note , 144A, 6% , 2/01/29 ........................ United States 400,000 403,808
EnLink Midstream LLC ,
Senior Bond , 5.375% , 6/01/29 .......................... United States 1,100,000 1,080,721
d
Senior Note , 144A, 5.625% , 1/15/28 ..................... United States 100,000 99,115
d
EQM Midstream Partners LP , Senior Note , 144A, 7.5% , 6/01/27 .. United States 100,000 102,616
d
Galaxy Pipeline Assets Bidco Ltd. , Senior Secured Bond , 144A,
2.16% , 3/31/34 .....................................
United Arab
Emirates 339,776 292,887
d
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ........ United Kingdom 200,000 195,402
d
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 6% , 2/01/31 ........................ United States 500,000 488,036
Senior Bond , 144A, 6.25% , 4/15/32 ...................... United States 200,000 197,402
Senior Note , 144A, 5.75% , 2/01/29 ...................... United States 200,000 194,985
d
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ........ United States 800,000 783,245
d ,i
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 ...... United States 200,000 200,493
MPLX LP , Senior Note , 2.65% , 8/15/30 .....................
United States 1,500,000 1,290,900
Sabine Pass Liquefaction LLC , Senior Secured Note , 4.5% , 5/15/30
United States 1,600,000 1,539,366
Sunoco LP / Sunoco Finance Corp. ,
Senior Note , 6% , 4/15/27 ............................. United States 500,000 498,375
Senior Note , 4.5% , 5/15/29 ............................ United States 1,200,000 1,116,514

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
d
Var Energi ASA , Senior Bond , 144A, 8% , 11/15/32 ............ Norway 1,000,000 $ 1,123,967
d
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond , 144A, 4.125% , 8/15/31 .............. United States 300,000 266,986
Senior Secured Note , 144A, 3.875% , 8/15/29 .............. United States 300,000 270,317
d
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ........................................... United States 700,000 722,326
d
Viper Energy, Inc. , Senior Note , 144A, 7.375% , 11/01/31 ........ United States 400,000 416,192
d
Vital Energy, Inc. , Senior Note , 144A, 7.875% , 4/15/32 ......... United States 600,000 609,992
18,319,016
Paper & Forest Products 0.3%
Suzano Austria GmbH ,
Senior Bond , 3.75% , 1/15/31 ........................... Brazil 700,000 619,252
DM3N , Senior Bond , 3.125% , 1/15/32 .................... Brazil 400,000 332,544
951,796
Passenger Airlines 0.6%
d
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.75% , 4/20/29 ............................ United States 900,000 885,375
d
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 644,000 637,577
d
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 143,097 138,434
1,661,386
Personal Care Products 1.0%
d
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ......... United States 700,000 721,862
d
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International
US LLC , Senior Secured Note , 144A, 4.75% , 1/15/29 ......... United States 800,000 757,768
Estee Lauder Cos., Inc. (The) , Senior Bond , 4.65% , 5/15/33 .....
United States 1,000,000 982,648
d
Prestige Brands, Inc. , Senior Bond , 144A, 3.75% , 4/01/31 ....... United States 500,000 435,776
2,898,054
Pharmaceuticals 1.1%
d
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 .. Germany 889,000 837,210
d
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Bond , 144A, 5.125% , 4/30/31 ..................... United States 300,000 266,951
Senior Secured Note , 144A, 4.125% , 4/30/28 .............. United States 700,000 652,835
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75% , 5/19/33
United States 345,000 339,858
Royalty Pharma plc , Senior Bond , 3.3% , 9/02/40 ..............
United States 500,000 372,857
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
5.125% , 5/09/29 ..................................... Israel 900,000 865,747
3,335,458
Real Estate Management & Development 0.1%
d
China Overseas Finance Cayman VI Ltd. , Senior Bond , Reg S,
5.95% , 5/08/24 ..................................... China 400,000 399,856
Residential REITs 0.1%
AvalonBay Communities, Inc. , Senior Bond , 2.45% , 1/15/31 .....
United States 500,000 430,158
Software 0.3%
d
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 ............ United States 800,000 734,513
Specialized REITs 0.3%
d
Iron Mountain, Inc. , Senior Note , 144A, 7% , 2/15/29 ........... United States 900,000 918,136

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail 0.1%
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 ...............
United States 200,000 $ 192,196
Technology Hardware, Storage & Peripherals 0.4%
Dell International LLC / EMC Corp. , Senior Bond , 5.4% , 4/15/34 ..
United States 900,000 902,453
Teledyne FLIR LLC , Senior Note , 2.5% , 8/01/30 ..............
United States 200,000 170,140
1,072,593
Textiles, Apparel & Luxury Goods 0.7%
d
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 ............ United States 800,000 822,596
Tapestry, Inc. , Senior Bond , 7.85% , 11/27/33 .................
United States 1,000,000 1,086,169
1,908,765
Tobacco 0.8%
Altria Group, Inc. , Senior Bond , 3.4% , 5/06/30 ................
United States 1,200,000 1,090,637
d
Imperial Brands Finance plc , Senior Bond , 144A, 4.25% , 7/21/25 . United Kingdom 300,000 294,630
Philip Morris International, Inc. , Senior Bond , 5.375% , 2/15/33 ....
United States 800,000 806,915
2,192,182
Trading Companies & Distributors 0.9%
d
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 1,100,000 1,008,379
d
Herc Holdings, Inc. , Senior Note , 144A, 5.5% , 7/15/27 .......... United States 300,000 294,883
d
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ........................................... United States 500,000 501,247
d
WESCO Distribution, Inc. ,
Senior Note , 144A, 6.375% , 3/15/29 ..................... United States 700,000 708,071
Senior Note , 144A, 6.625% , 3/15/32 ..................... United States 100,000 101,744
2,614,324
Transportation Infrastructure 0.0%
†
d
Rutas 2 and 7 Finance Ltd. , Senior Secured Bond , 144A, Zero Cpn.,
9/30/36 ........................................... United States 173,333 118,359
Wireless Telecommunication Services 0.5%
Digicel Group Holdings Ltd. ,
Zero Cpn., 11/17/33 ................................. Bermuda 30,074 1,584
Zero Cpn., 11/17/33 ................................. Bermuda 14,398 4,197
T-Mobile USA, Inc. ,
Senior Bond , 3.3% , 2/15/51 ............................ United States 500,000 349,890
Senior Note , 3.875% , 4/15/30 .......................... United States 1,300,000 1,218,200
1,573,871
Total Corporate Bonds (Cost $ 174,119,404 ) .....................................
165,189,493
Senior Floating Rate Interests 2.6%
Aerospace & Defense 0.1%
g ,i ,j
Alloy FinCo Ltd. , Term Loan, B , PIK, 14% , ( 3-month USD LIBOR ),
3/06/25 ........................................... United Kingdom 472,608 391,201
Air Freight & Logistics 0.1%
j
Rand Parent LLC , First Lien, CME Term Loan, B , 9.559% , ( 3-month
SOFR + 4.25% ), 3/17/30 .............................. United States 132,226 132,619

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
j
Automobile Components 0.1%
DexKo Global, Inc. , First Lien, Closing Date CME Term Loan ,
9.321% , ( 3-month SOFR + 3.75% ), 10/04/28 ............... United States 36,984 $ 36,683
First Brands Group LLC ,
First Lien, 2021 CME Term Loan , 10.574% , ( 3-month SOFR + 5% ),
3/30/27 ........................................... United States 129,045 129,400
Second Lien, 2021 CME Term Loan , 14.074% , ( 3-month SOFR +
8.5% ), 3/30/28 ...................................... United States 107,744 106,936
Highline Aftermarket Acquisition LLC , First Lien, Initial CME Term
Loan , 9.93% , ( 1-month SOFR + 4.5% ), 11/09/27 ............ United States 46,069 46,271
Tenneco, Inc. , First Lien, CME Term Loan, B , 10.419% , ( 3-month
SOFR + 5% ), 11/17/28 ................................ United States 43,097 40,666
TI Group Automotive Systems LLC , Refinancing U.S. CME Term
Loan , 8.695% , ( 1-month SOFR + 3.25% ), 12/16/26 .......... United States 30,826 30,955
390,911
a a a a a a
Automobiles 0.0%
†
j
American Trailer World Corp. , First Lien, Initial CME Term Loan ,
9.18% , ( 1-month SOFR + 3.75% ), 3/03/28 ................. United States 78,730 77,004
j
Beverages 0.1%
City Brewing Co. LLC , First Lien, Closing Date CME Term Loan ,
9.078% , ( 3-month SOFR + 3.5% ), 4/05/28 ................. United States 138,839 109,026
Triton Water Holdings, Inc. , First Lien, Initial CME Term Loan , 8.86% ,
( 3-month SOFR + 3.25% ), 3/31/28 ....................... United States 56,286 55,766
164,792
a a a a a a
j
Building Products 0.1%
AZZ, Inc. , Initial CME Term Loan , 8.577% , ( 1-month SOFR + 3.25% ),
5/13/29 ........................................... United States 68,957 69,362
Quikrete Holdings, Inc. , First Lien, Fourth Amendment CME Term
Loan , 8.195% , ( 1-month SOFR + 2.75% ), 3/19/29 ........... United States 42,735 42,806
Summit Materials LLC , CME Term Loan, B2 , 7.826% , ( 3-month
SOFR + 2.5% ), 1/12/29 ............................... United States 19,471 19,590
131,758
a a a a a a
j
Capital Markets 0.1%
Citadel Securities LP , CME Term Loan , 7.577% , ( 1-month SOFR +
2.25% ), 7/29/30 ..................................... United States 42,743 42,755
Edelman Financial Engines Center LLC (The) , First Lien, 2021 Initial
CME Term Loan , 8.941% , ( 1-month SOFR + 3.5% ), 4/07/28 .... United States 25,925 25,960
i
Jane Street Group LLC , 2024 Repricing CME Term Loan , 7.942% ,
( 1-month SOFR + 2.5% ), 1/26/28 ........................ United States 42,630 42,699
Osmosis Buyer Ltd. ,
2022 Refinancing CME Term Loan, B , 9.072% , ( 1-month SOFR +
3.75% ), 7/31/28 ..................................... United Kingdom 43,276 43,403
i,k
2023 Incremental Delayed Draw CME Term Loan , 9.576% ,
( 1-month SOFR + 4.25% ), 7/31/28 ....................... United Kingdom 15,347 15,435
170,252
a a a a a a
j
Chemicals 0.2%
i
Cyanco Intermediate 2 Corp. , Initial CME Term Loan , 10.077% ,
( 1-month SOFR + 4.75% ), 7/10/28 ....................... United States 78,864 79,292
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan , 9.976% , ( 3-month SOFR +
4.5% ), 3/15/29 ...................................... United States 76,330 75,267
Second Lien, Initial CME Term Loan , 12.868% , ( 1-month SOFR +
7.438% ), 3/15/30 .................................... United States 71,411 63,841

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
j
Chemicals (continued)
i
Indicor LLC , First Lien, Dollar CME Term Loan, B , 9.302% , ( 3-month
SOFR + 4% ), 11/22/29 ................................ United States 36,606 $ 36,865
i
INEOS Styrolution Group GmbH , 2026 Dollar CME Term Loan, B ,
8.195% , ( 1-month SOFR + 2.75% ), 1/29/26 ................ United Kingdom 20,996 21,028
i
INEOS US Finance LLC , 2027-II Dollar CME Term Loan , 9.18% ,
( 1-month SOFR + 3.75% ), 11/08/27 ...................... Luxembourg 84,339 84,618
LSF11 A5 Holdco LLC , Fourth Amendment Incremental CME Term
Loan, B , 9.683% , ( 1-month SOFR + 4.25% ), 10/15/28 ........ United States 66,198 66,389
Nouryon Finance BV , 2023 CME Term Loan , 9.423% , ( 1-month
SOFR + 4% ), 4/03/28 ................................. Netherlands 52,214 52,454
PMHC II, Inc. , Initial CME Term Loan, B , 9.723% , ( 3-month SOFR +
4.25% ), 4/23/29 ..................................... United States 110,390 109,434
SCIH Salt Holdings, Inc. , First Lien, Incremental CME Term Loan,
B1 , 9.441% , ( 1-month SOFR + 4% ), 3/16/27 ............... United States 42,567 42,693
631,881
a a a a a a
j
Commercial Services & Supplies 0.2%
Allied Universal Holdco LLC , Initial U.S. Dollar CME Term Loan ,
9.18% , ( 1-month SOFR + 3.75% ), 5/12/28 ................. United States 67,078 67,072
APX Group, Inc. , Initial CME Term Loan , 8.7% , ( 1-month SOFR +
3.25%; 3-month SOFR + 2.25% ), 7/10/28 .................. United States 54,040 54,236
CCI Buyer, Inc. , First Lien, Initial CME Term Loan , 9.302% , ( 3-month
SOFR + 4% ), 12/17/27 ................................ United States 87,548 87,150
Pitney Bowes, Inc. , Refinancing CME Term Loan, B , 9.445% ,
( 1-month SOFR + 4% ), 3/17/28 ......................... United States 228,280 228,376
Spin Holdco, Inc. , Initial CME Term Loan , 9.585% , ( 3-month SOFR +
4% ), 3/04/28 ....................................... United States 109,871 102,034
538,868
a a a a a a
Communications Equipment 0.0%
†
j
CommScope, Inc. , Initial CME Term Loan , 8.695% , ( 1-month SOFR
+ 3.25% ), 4/06/26 ................................... United States 46,285 42,119
Construction & Engineering 0.0%
†
j
USIC Holdings, Inc. , First Lien, Initial CME Term Loan , 9.106% ,
( 3-month SOFR + 3.5% ), 5/12/28 ........................ United States 57,025 56,987
Consumer Finance 0.0%
†
i ,j
Nuvei Technologies Corp. , Initial CME Term Loan , 8.43% , ( 1-month
SOFR + 3% ), 12/19/30 ................................ Canada 28,483 28,583
j
Containers & Packaging 0.1%
Charter Next Generation, Inc. , First Lien, Initial CME Term Loan ,
8.827% , ( 1-month SOFR + 3.5% ), 12/01/27 ................ United States 42,436 42,562
Kleopatra Finco SARL , USD CME Term Loan, B , 10.267% , ( 6-month
SOFR + 4.725% ), 2/12/26 ............................. Luxembourg 147,494 139,197
Pactiv Evergreen, Inc. , U.S. CME Term Loan, B3 , 8.695% , ( 1-month
SOFR + 3.25% ), 9/24/28 .............................. United States 29,664 29,801
211,560
a a a a a a
Diversified Consumer Services 0.0%
†
j
WW International, Inc. , Initial CME Term Loan , 8.945% , ( 1-month
SOFR + 3.5% ), 4/13/28 ............................... United States 64,646 28,848

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
j
Diversified Telecommunication Services 0.0%
†
Altice France SA , USD CME Term Loan, B14 , 10.814% , ( 3-month
SOFR + 5.5% ), 8/15/28 ............................... France 26,558 $ 21,255
Global Tel*Link Corp. , First Lien, CME Term Loan , 9.68% , ( 1-month
SOFR + 4.25% ), 11/29/25 ............................. United States 89,524 87,295
108,550
a a a a a a
Entertainment 0.0%
†
j
Playtika Holding Corp. , CME Term Loan, B1 , 8.195% , ( 1-month
SOFR + 2.75% ), 3/13/28 .............................. United States 44,145 44,245
j
Financial Services 0.0%
†
Red Planet Borrower LLC , Initial CME Term Loan , 9.177% , ( 1-month
SOFR + 3.75% ), 10/02/28 ............................. United States 44,726 44,087
i
Verscend Holding Corp. , CME Term Loan, B1 , 9.445% , ( 1-month
SOFR + 4% ), 8/27/25 ................................. United States 57,372 57,443
101,530
a a a a a a
Ground Transportation 0.0%
†
j
Avis Budget Car Rental LLC , New CME Term Loan, C , 8.43% ,
( 1-month SOFR + 3% ), 3/16/29 ......................... United States 41,923 42,041
j
Health Care Equipment & Supplies 0.0%
†
Medline Borrower LP , Refinancing CME Term Loan , 8.082% ,
( 1-month SOFR + 2.75% ), 10/23/28 ...................... United States 36,592 36,713
US Radiology Specialists, Inc. (US Outpatient Imaging Services,
Inc.) , Closing Date CME Term Loan , 10.702% , ( 3-month SOFR +
5.25% ), 12/15/27 .................................... United States 39,900 40,025
76,738
a a a a a a
j
Health Care Providers & Services 0.2%
ADMI Corp. , Amendment No. 4 Refinancing CME Term Loan , 8.82% ,
( 1-month SOFR + 3.375% ), 12/23/27 ..................... United States 105,382 101,826
Charlotte Buyer, Inc. , First Lien, Initial CME Term Loan, B , 10.568% ,
( 1-month SOFR + 5.25% ), 2/11/28 ....................... United States 65,782 66,078
CNT Holdings I Corp. , First Lien, Initial CME Term Loan , 8.817% ,
( 3-month SOFR + 3.5% ), 11/08/27 ....................... United States 28,078 28,163
i
Medical Solutions Holdings, Inc. , First Lien, Initial CME Term Loan ,
8.677% , ( 1-month SOFR + 3.25% ), 11/01/28 ............... United States 68,037 60,865
MPH Acquisition Holdings LLC , Initial CME Term Loan , 9.855% ,
( 3-month SOFR + 4.25% ), 9/01/28 ....................... United States 59,616 57,758
National Mentor Holdings, Inc. , Second Lien, Initial CME Term Loan ,
12.659% , ( 3-month SOFR + 7.25% ), 3/02/29 ............... United States 107,744 89,876
Pacific Dental Services LLC , Refinancing CME Term Loan , 8.571% ,
( 1-month SOFR + 3.25% ), 3/07/31 ....................... United States 42,796 42,860
Radiology Partners, Inc. , CME Term Loan, B , 10.587% , ( 3-month
SOFR + 5% ), 1/31/29 ................................. United States 99,752 96,617
Surgery Center Holdings, Inc. , Initial CME Term Loan , 8.829% ,
( 1-month SOFR + 3.5% ), 12/19/30 ....................... United States 6,139 6,175
U.S. Anesthesia Partners, Inc. , First Lien, Initial CME Term Loan ,
9.69% , ( 1-month SOFR + 4.25% ), 10/01/28 ................ United States 103,625 99,322
i
Waystar Technologies, Inc. , First Lien, 2024 Initial CME Term Loan ,
9.33% , ( 1-month SOFR + 4% ), 10/22/29 .................. United States 37,439 37,580
687,120
a a a a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
j
Hotels, Restaurants & Leisure 0.2%
g ,i
24 Hour Fitness Worldwide, Inc. , CME Term Loan, 1 , PIK, 10.61% ,
( 3-month SOFR + 5% ), 12/29/25 ........................ United States 240,355 $ 118,174
Bally's Corp. , CME Term Loan, B , 8.829% , ( 3-month SOFR +
3.25% ), 10/02/28 .................................... United States 179,711 169,190
Dave & Buster's, Inc. , 2024 Refinancing CME Term Loan, B , 8.625% ,
( 1-month SOFR + 3.25% ), 6/29/29 ....................... United States 43,711 43,829
Hilton Grand Vacations Borrower LLC , Initial CME Term Loan ,
8.192% , ( 1-month SOFR + 2.75% ), 8/02/28 ................ United States 38,258 38,346
Ontario Gaming GTA LP , CME Term Loan, B , 9.559% , ( 3-month
SOFR + 4.25% ), 8/01/30 .............................. Canada 21,182 21,280
Raptor Acquisition Corp. , First Lien, CME Term Loan, B , 9.59% ,
( 3-month SOFR + 4% ), 11/01/26 ........................ United States 57,172 57,351
Scientific Games Holdings LP , First Lien, Initial Dollar CME Term
Loan , 8.58% , ( 3-month SOFR + 3.25% ), 4/04/29 ............ United States 29,513 29,541
477,711
a a a a a a
Household Durables 0.0%
†
j
Hunter Douglas Holding BV , CME Term Loan, B1 , 8.824% , ( 3-month
SOFR + 3.5% ), 2/26/29 ............................... Netherlands 21,304 21,096
j
Insurance 0.2%
Acrisure LLC ,
First Lien, 2021-1 Additional Term Loan , 9.195% , ( 1-month USD
LIBOR + 3.75% ), 2/15/27 .............................. United States 43,508 43,604
First Lien, 2021-2 Additional Term Loan , 9.695% , ( 1-month USD
LIBOR + 4.25% ), 2/15/27 .............................. United States 29,708 29,838
AssuredPartners, Inc. ,
2020 CME Term Loan , 8.826% , ( 1-month SOFR + 3.5% ), 2/12/27 United States 57,620 57,737
2021 CME Term Loan , 8.941% , ( 1-month SOFR + 3.5% ), 2/12/27 United States 37,063 37,137
2023 CME Term Loan , 9.076% , ( 1-month SOFR + 3.75% ), 2/12/27 United States 36,308 36,391
Asurion LLC ,
New CME Term Loan, B10 , 9.427% , ( 1-month SOFR + 4% ),
8/19/28 ........................................... United States 25,205 24,339
New CME Term Loan, B11 , 9.677% , ( 1-month SOFR + 4.25% ),
8/19/28 ........................................... United States 9,195 8,896
Second Lien, New CME Term Loan, B4 , 10.692% , ( 1-month SOFR
+ 5.25% ), 1/20/29 ................................... United States 240,815 216,602
454,544
a a a a a a
j
IT Services 0.2%
i
Aventiv Technologies LLC ,
First Lien, Initial CME Term Loan , 10.5% , ( 3-month SOFR +
4.89% ), 11/01/24 .................................... United States 222,845 167,078
Second Lien, CME Term Loan , 14.26% , ( 3-month SOFR +
8.912% ), 11/01/25 ................................... United States 606,136 190,933
Gainwell Acquisition Corp. , First Lien, CME Term Loan, B , 9.409% ,
( 3-month SOFR + 4% ), 10/01/27 ........................ United States 87,331 83,696
Peraton Corp. , First Lien, CME Term Loan, B , 9.18% , ( 1-month
SOFR + 3.75% ), 2/01/28 .............................. United States 22,974 22,997
464,704
a a a a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
j
Media 0.1%
Cengage Learning Acquisitions, Inc. , CME Term Loan, B , 9.579% ,
( 1-month SOFR + 4.25% ), 3/18/31 ....................... United States 52,729 $ 52,738
Gray Television, Inc. , CME Term Loan, D , 8.44% , ( 1-month SOFR +
3% ), 12/01/28 ...................................... United States 81,804 76,918
MH Sub I LLC (Micro Holding Corp.) , First Lien, 2023 May
Incremental CME Term Loan , 9.58% , ( 1-month SOFR + 4.25% ),
5/03/28 ........................................... United States 26,800 26,672
Univision Communications, Inc. , First Lien, 2021 Replacement
Converted CME Term Loan , 8.695% , ( 1-month SOFR + 3.25% ),
3/15/26 ........................................... United States 67,858 68,018
224,346
a a a a a a
Metals & Mining 0.0%
†
j
Arsenal AIC Parent LLC , 2024 CME Term Loan, B , 9.08% , ( 1-month
SOFR + 3.75% ), 8/18/30 .............................. United States 24,795 24,910
j
Passenger Airlines 0.1%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) , Initial CME
Term Loan , 10.329% , ( 3-month SOFR + 4.75% ), 4/20/28 ...... United States 40,242 41,860
American Airlines, Inc. , Initial CME Term Loan , 8.775% , ( 6-month
SOFR + 3.5% ), 6/04/29 ............................... United States 64,646 64,929
United Airlines, Inc. , 2024 CME Term Loan, B , 8.076% , ( 3-month
SOFR + 2.75% ), 2/22/31 .............................. United States 53,332 53,482
160,271
a a a a a a
j
Pharmaceuticals 0.1%
Grifols Worldwide Operations Ltd. , Dollar CME Term Loan, B ,
7.459% , ( 3-month SOFR + 2% ), 11/15/27 .................. Spain 32,155 31,204
i
Jazz Pharmaceuticals plc , Additional Dollar CME Term Loan, B1 ,
8.445% , ( 1-month SOFR + 3% ), 5/05/28 .................. United States 65,797 66,208
Organon & Co. , Dollar CME Term Loan , 8.433% , ( 1-month SOFR +
3% ), 6/02/28 ....................................... United States 42,233 42,436
139,848
a a a a a a
Semiconductors & Semiconductor Equipment 0.0%
†
j
MKS Instruments, Inc. , 2023-1 Dollar CME Term Loan, B , 7.823% ,
( 1-month SOFR + 2.5% ), 8/17/29 ........................ United States 59,673 59,791
j
Software 0.2%
Genesys Cloud Services Holdings I LLC , 2024 Incremental No.
2 Dollar CME Term Loan , 8.816% , ( 1-month SOFR + 3.5% ),
12/01/27 .......................................... United States 62,719 62,955
Idera, Inc. , First Lien, CME Term Loan, B1 , 9.206% , ( 3-month SOFR
+ 3.75% ), 3/02/28 ................................... United States 60,188 60,053
Ivanti Software, Inc. ,
First Lien, 2021 Specified Refinancing CME Term Loan , 9.839% ,
( 3-month SOFR + 4.25% ), 12/01/27 ...................... United States 115,104 108,054
First Lien, First Amendment CME Term Loan , 9.591% , ( 3-month
SOFR + 4% ), 12/01/27 ................................ United States 13,149 12,300

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
j
Software (continued)
McAfee Corp. , CME Term Loan, B1 , 9.176% , ( 1-month SOFR +
3.75% ), 3/01/29 ..................................... United States 67,074 $ 67,107
Polaris Newco LLC , First Lien, Dollar CME Term Loan , 9.574% ,
( 3-month SOFR + 4% ), 6/02/28 ......................... United States 84,787 84,065
Quest Software US Holdings, Inc. , First Lien, Initial CME Term Loan ,
9.713% , ( 3-month SOFR + 4.25% ), 2/01/29 ................ United States 92,266 70,538
Rocket Software, Inc. , Extended Dollar CME Term Loan , 10.08% ,
( 1-month SOFR + 4.75% ), 11/28/28 ...................... United States 43,124 42,862
507,934
a a a a a a
j
Specialty Retail 0.2%
Evergreen AcqCo 1 LP , Initial CME Term Loan , 9.36% , ( 3-month
SOFR + 3.75% ), 4/26/28 .............................. United States 44,755 44,979
GNC Holdings, Inc. , Second Lien, CME Term Loan , 11.426% ,
( 1-month SOFR + 6% ), 10/07/26 ........................ United States 315,296 252,237
Great Outdoors Group LLC , CME Term Loan, B2 , 9.195% , ( 1-month
SOFR + 3.75% ), 3/06/28 .............................. United States 46,941 47,025
Michaels Cos., Inc. (The) , CME Term Loan, B , 9.821% , ( 3-month
SOFR + 4.25% ), 4/15/28 .............................. United States 61,875 55,673
Park River Holdings, Inc. , First Lien, Initial CME Term Loan , 8.843% ,
( 3-month SOFR + 3.25% ), 12/28/27 ...................... United States 24,033 23,898
RealTruck Group, Inc. , Initial CME Term Loan , 8.945% , ( 1-month
SOFR + 3.5% ), 1/31/28 ............................... United States 65,575 65,149
Restoration Hardware, Inc. , 2022 Incremental CME Term Loan ,
8.677% , ( 1-month SOFR + 3.25% ), 10/20/28 ............... United States 89,807 88,441
Staples, Inc. , 2019 Refinancing New Term Loan, B1 , 10.44% ,
( 1-month USD LIBOR + 5% ), 4/16/26 ..................... United States 98,540 97,756
White Cap Supply Holdings LLC , Initial Closing Date CME Term
Loan , 9.08% , ( 1-month SOFR + 3.75% ), 10/19/27 ........... United States 22,430 22,523
697,681
a a a a a a
Technology Hardware, Storage & Peripherals 0.0%
†
j
Magenta Buyer LLC , First Lien, Initial CME Term Loan , 10.574% ,
( 3-month SOFR + 5% ), 7/27/28 ......................... United States 69,787 41,872
Textiles, Apparel & Luxury Goods 0.0%
†
j
Hanesbrands, Inc. , Initial CME Term Loan, B , 9.08% , ( 1-month
SOFR + 3.75% ), 3/08/30 .............................. United States 64,013 64,083
j
Transportation Infrastructure 0.0%
†
First Student Bidco, Inc. ,
Initial CME Term Loan, B , 8.61% , ( 3-month SOFR + 3% ), 7/21/28 United States 22,053 22,059
Initial CME Term Loan, C , 8.61% , ( 3-month SOFR + 3% ), 7/21/28 United States 6,686 6,688
LaserShip, Inc. , First Lien, Initial CME Term Loan , 10.071% ,
( 3-month SOFR + 4.5% ), 5/07/28 ........................ United States 71,086 66,412
95,159
a a a a a a
Total Senior Floating Rate Interests (Cost $ 7,469,418 ) ...........................
7,491,557
l
Marketplace Loans 1.0%
a
Financial Services 1.0%
a a a a a a
Total Marketplace Loans (Cost $ 3,401,751 ) .....................................
2,993,854

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities 2.0%
d
African Export-Import Bank (The) , Senior Bond , 144A, 3.994% ,
9/21/29 ........................................... Supranational
m
1,400,000 $ 1,260,193
d
Banque Ouest Africaine de Developpement , Senior Bond , 144A, 5% ,
7/27/27 ........................................... Supranational
m
1,200,000 1,139,477
Colombia Government Bond , Senior Bond , 9.85% , 6/28/27 ......
Colombia 5,315,000,000 COP 1,348,274
d
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ........................................... Mexico 1,000,000 837,424
d
Electricite de France SA , Senior Note , 144A, 5.7% , 5/23/28 ...... France 200,000 202,983
d
Korea Electric Power Corp. , Senior Note , 144A, 5.375% , 4/06/26 . South Korea 300,000 301,026
Petroleos Mexicanos , Senior Note , 10% , 2/07/33 ..............
Mexico 300,000 298,971
d
Romania Government Bond , Senior Bond , 144A, 6.125% , 1/22/44 . Romania 500,000 489,869
Total Foreign Government and Agency Securities (Cost $ 6,986,481 ) ...............
5,878,217
U.S. Government and Agency Securities 19.5%
FFCB , 2.1%, 2/25/36 ...................................
United States 805,000 606,214
U.S. Treasury Bonds ,
3%, 2/15/48 ........................................ United States 1,450,000 1,134,625
3.375%, 11/15/48 .................................... United States 500,000 417,998
U.S. Treasury Notes ,
1.75%, 12/31/24 ..................................... United States 2,900,000 2,827,829
4.125%, 1/31/25 ..................................... United States 3,250,000 3,223,682
1.5%, 2/15/25 ...................................... United States 9,800,000 9,497,886
n
Index Linked, 0.625%, 1/15/26 .......................... United States 2,800,000 3,530,404
3.875%, 1/15/26 ..................................... United States 3,050,000 3,006,871
4%, 2/15/26 ........................................ United States 11,200,000 11,062,625
3.625%, 5/15/26 ..................................... United States 400,000 392,125
2.25%, 2/15/27 ..................................... United States 1,400,000 1,318,188
2.75%, 7/31/27 ..................................... United States 3,850,000 3,657,124
3.875%, 11/30/27 .................................... United States 4,000,000 3,936,016
2.875%, 5/15/28 ..................................... United States 2,500,000 2,366,309
3.125%, 11/15/28 .................................... United States 2,900,000 2,762,703
2.625%, 2/15/29 ..................................... United States 1,000,000 929,180
3.5%, 1/31/30 ...................................... United States 1,750,000 1,684,272
4.125%, 8/31/30 ..................................... United States 2,600,000 2,583,953
2.875%, 5/15/32 ..................................... United States 1,300,000 1,180,562
2.75%, 8/15/32 ..................................... United States 500,000 448,535
Total U.S. Government and Agency Securities (Cost $ 57,195,823 ) .................
56,567,101
Asset-Backed Securities 4.2%
Commercial Services & Supplies 0.1%
d,j
Galaxy XXVIII CLO Ltd. , 2018-28A , C , 144A, FRN , 7.526% ,
( 3-month SOFR + 2.212% ), 7/15/31 . ..................... United States 250,000 250,984
Financial Services 4.1%
d,j
Carlyle Direct Lending CLO LLC , 2015-1A , A2R , 144A, FRN ,
7.776% , ( 3-month SOFR + 2.462% ), 10/15/31 . .............. United States 1,213,000 1,217,879
d,j
Carlyle US CLO Ltd. , 2021-1A , A2 , 144A, FRN , 7.026% , ( 3-month
SOFR + 1.712% ), 4/15/34 . ............................. United States 1,500,000 1,497,365
d ,o
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-51 , PT , 144A, FRN , 14.917% , 1/15/45 ................ United States 29,179 27,606
2019-52 , PT , 144A, FRN , 15.312% , 1/15/45 ................ United States 27,933 26,437
2019-S8 , PT , 144A, FRN , 9.555% , 1/15/45 ................. United States 15,789 14,788
2020-2 , PT , 144A, FRN , 14.281% , 3/15/45 ................. United States 30,917 29,088
2020-7 , PT , 144A, FRN , 15.069% , 4/17/45 ................. United States 19,422 18,057
d,j
Dryden 75 CLO Ltd. , 2019-75A , AR2 , 144A, FRN , 6.616% , ( 3-month
SOFR + 1.302% ), 4/15/34 . ............................. United States 2,400,000 2,398,332

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
d
Home Partners of America Trust ,
2021-2 , B , 144A, 2.302% , 12/17/26 ...................... United States 1,221,028 $ 1,116,147
2021-3 , B , 144A, 2.649% , 1/17/41 ....................... United States 439,375 390,390
d,j
LCM XVII LP , 17A , BRR , 144A, FRN , 7.176% , ( 3-month SOFR +
1.862% ), 10/15/31 . ................................... United States 350,000 350,181
d,j
Magnetite XXIX Ltd. , 2021-29A , B , 144A, FRN , 6.976% , ( 3-month
SOFR + 1.662% ), 1/15/34 . ............................. United States 1,500,000 1,498,905
d,j
Northwoods Capital Ltd. , 2018-11BA , A1 , 144A, FRN , 6.671% ,
( 3-month SOFR + 1.362% ), 4/19/31 . ..................... United States 570,295 571,391
d,j
Octagon Investment Partners 28 Ltd. , 2016-1A , BR , 144A, FRN ,
7.38% , ( 3-month SOFR + 2.062% ), 10/24/30 . ............... United States 250,000 250,880
d,j
Octagon Investment Partners 36 Ltd. , 2018-1A , A1 , 144A, FRN ,
6.546% , ( 3-month SOFR + 1.232% ), 4/15/31 . ............... United States 452,535 452,331
d ,o
Prosper Pass-Thru Trust III ,
2020-PT1 , A , 144A, FRN , 11.958% , 3/15/26 ................ United States 16,846 16,090
2020-PT2 , A , 144A, FRN , 7.209% , 4/15/26 ................. United States 21,452 20,490
2020-PT3 , A , 144A, FRN , 2.553% , 5/15/26 ................. United States 5,628 4,830
d,j
Strata CLO I Ltd. , 2018-1A , B , 144A, FRN , 7.776% , ( 3-month SOFR
+ 2.462% ), 1/15/31 . .................................. United States 1,183,363 1,186,784
d,o
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, FRN , 8.197% ,
2/15/26 . ........................................... United States 14,362 14,085
d,j
Voya CLO Ltd. , 2013-2A , BR , 144A, FRN , 7.436% , ( 3-month SOFR
+ 2.112% ), 4/25/31 . .................................. United States 780,000 775,762
11,877,818
a a a a a a
Passenger Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 . .. United States 55,600 54,742
Total Asset-Backed Securities (Cost $ 12,340,673 ) ...............................
12,183,544
Commercial Mortgage-Backed Securities 0.5%
Financial Services 0.5%
o
Benchmark Mortgage Trust , 2023-V3 , A3 , FRN , 6.363% , 7/15/56 .. United States 70,000 73,219
d ,j
BX Commercial Mortgage Trust ,
2021-VOLT , A , 144A, FRN , 6.14% , ( 1-month SOFR + 0.814% ),
9/15/36 ........................................... United States 250,000 248,306
2021-VOLT , B , 144A, FRN , 6.39% , ( 1-month SOFR + 1.064% ),
9/15/36 ........................................... United States 400,000 395,849
2022-LP2 , A , 144A, FRN , 6.338% , ( 1-month SOFR + 1.013% ),
2/15/39 ........................................... United States 764,828 761,606
1,478,980
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 1,483,660 ) .................
1,478,980
Mortgage-Backed Securities 12.4%
p
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC , 6.348%, ( 1-year CMT T-Note +/- MBS Margin), 1/01/33 .. United States 4,047 4,008
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 4.8%
FHLMC Gold Pool, 30 Year , 5%, 4/01/34 - 8/01/35 ............. United States 61,602 62,027
FHLMC Gold Pool, 30 Year , 5.5%, 6/01/33 - 1/01/35 ........... United States 36,888 37,469
FHLMC Gold Pool, 30 Year , 6%, 4/01/33 - 2/01/36 ............. United States 49,518 50,685
FHLMC Gold Pool, 30 Year , 6.5%, 11/01/27 - 7/01/32 .......... United States 3,580 3,668
FHLMC Gold Pool, 30 Year , 7%, 4/01/30 .................... United States 697 720
FHLMC Gold Pool, 30 Year , 7.5%, 8/01/30 .................. United States 99 101
FHLMC Pool, 30 Year , 2%, 3/01/52 ........................ United States 3,667,204 2,906,489
FHLMC Pool, 30 Year , 4%, 6/01/52 ........................ United States 2,533,186 2,350,609

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 30 Year , 4.5%, 8/01/52 ....................... United States 5,830,250 $ 5,554,018
FHLMC Pool, 30 Year , 5.5%, 11/01/52 ...................... United States 2,857,018 2,853,445
13,819,231
p
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA , 6.279%, ( 1-year CMT T-Note +/- MBS Margin), 12/01/34 .. United States 25,619 25,666
Federal National Mortgage Association (FNMA) Fixed Rate 4.6%
FNMA, 20 Year , 5%, 4/01/30 ............................. United States 11,870 11,825
FNMA, 30 Year , 3%, 9/01/48 - 9/01/51 ...................... United States 1,739,298 1,520,146
FNMA, 30 Year , 4%, 2/01/49 ............................. United States 542,350 515,292
FNMA, 30 Year , 4.5%, 5/01/48 ........................... United States 1,177,971 1,142,581
FNMA, 30 Year , 6%, 8/01/53 ............................. United States 2,752,904 2,779,950
FNMA, 30 Year , 6.5%, 5/01/31 - 10/01/37 ................... United States 33,894 35,031
q
FNMA, Single-family, 30 Year , 5%, 4/25/54 .................. United States 980,000 956,303
q
FNMA, Single-family, 30 Year , 5.5%, 4/25/54 ................. United States 6,260,000 6,229,905
13,191,033
Government National Mortgage Association (GNMA) Fixed Rate 3.0%
GNMA I, Single-family, 30 Year , 5%, 11/15/33 - 7/15/34 ......... United States 63,810 64,200
GNMA I, Single-family, 30 Year , 7%, 10/15/28 - 2/15/29 ......... United States 7,623 7,649
GNMA I, Single-family, 30 Year , 7.5%, 9/15/30 ................ United States 643 658
GNMA II, 30 Year , 6.5%, 2/20/34 .......................... United States 1,396 1,360
q
GNMA II, Single-family, 30 Year , 2%, 4/15/54 ................. United States 10,476,000 8,584,300
GNMA II, Single-family, 30 Year , 5%, 9/20/33 - 11/20/33 ......... United States 18,345 18,530
GNMA II, Single-family, 30 Year , 6%, 11/20/34 ................ United States 27,638 28,759
GNMA II, Single-family, 30 Year , 6.5%, 4/20/31 - 1/20/33 ........ United States 10,591 10,803
GNMA II, Single-family, 30 Year , 7.5%, 1/20/28 - 4/20/32 ........ United States 3,092 3,134
8,719,393
Total Mortgage-Backed Securities (Cost $ 36,600,424 ) ............................
35,759,331
Residential Mortgage-Backed Securities 2.7%
Financial Services 2.7%
d
BRAVO Residential Funding Trust ,
2019-1 , A1C , 144A, 3.5% , 3/25/58 ....................... United States 54,656 53,848
o
2019-2 , A3 , 144A, FRN , 3.5% , 10/25/44 ................... United States 280,453 264,207
d ,o
CIM Trust ,
2019-INV1 , A1 , 144A, FRN , 4% , 2/25/49 .................. United States 66,318 61,942
2019-INV2 , A3 , 144A, FRN , 4% , 5/25/49 .................. United States 163,208 150,351
d ,o
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% ,
3/25/67 ........................................... United States 359,818 351,094
j
FHLMC STACR Debt Notes ,
2015-DNA1 , M3 , FRN , 8.735% , ( 30-day SOFR Average +
3.414% ), 10/25/27 ................................... United States 14,513 14,650
2016-DNA2 , M3 , FRN , 10.085% , ( 30-day SOFR Average +
4.764% ), 10/25/28 ................................... United States 462,226 485,878
j
FNMA Connecticut Avenue Securities ,
2014-C02 , 2M2 , FRN , 8.035% , ( 30-day SOFR Average + 2.714% ),
5/25/24 ........................................... United States 104,999 105,143
2014-C03 , 2M2 , FRN , 8.335% , ( 30-day SOFR Average + 3.014% ),
7/25/24 ........................................... United States 14,953 15,030
2015-C01 , 1M2 , FRN , 9.735% , ( 30-day SOFR Average + 4.414% ),
2/25/25 ........................................... United States 112,172 114,724
2015-C02 , 1M2 , FRN , 9.435% , ( 30-day SOFR Average + 4.114% ),
5/25/25 ........................................... United States 343,082 353,506

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
FNMA Connecticut Avenue Securities, (continued)
2015-C03 , 1M2 , FRN , 10.435% , ( 30-day SOFR Average +
5.114% ), 7/25/25 .................................... United States 496,927 $ 516,986
2016-C01 , 1M2 , FRN , 12.185% , ( 30-day SOFR Average +
6.864% ), 8/25/28 .................................... United States 67,939 72,127
2017-C04 , 2M2 , FRN , 8.285% , ( 30-day SOFR Average + 2.964% ),
11/25/29 .......................................... United States 332,534 343,247
d ,o
J.P. Morgan Mortgage Trust ,
2021-13 , A4 , 144A, FRN , 2.5% , 4/25/52 ................... United States 1,208,462 1,056,083
2021-15 , A4 , 144A, FRN , 2.5% , 6/25/52 ................... United States 387,470 336,675
2021-6 , A4 , 144A, FRN , 2.5% , 10/25/51 ................... United States 706,936 620,530
d ,o
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ........................................... United States 494,477 477,745
d ,o
OBX Trust , 2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ........... United States 253,378 220,987
d ,o
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5% ,
2/20/49 ........................................... United States 828,458 719,621
d ,o
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3% ,
12/25/49 .......................................... United States 141,852 120,365
d ,o
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ........... United States 1,482,351 1,304,019
7,758,758
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 8,666,263 ) ..................
7,758,758
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 72,822 —
b
Mesquite Energy, Inc., Escrow Account ..................... United States 243,000 14,580
a,b
Onsite Rental Group Operations Pty. Ltd., Escrow Account ...... Australia 416,625 —
Total Escrows and Litigation Trusts (Cost $ 243,000 ) .............................
14,580
Total Long Term Investments (Cost $ 309,981,386 ) ...............................
295,830,851
a
Short Term Investments 2.0%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.0%
r,s
Institutional Fiduciary Trust - Money Market Portfolio , 4.997% .... United States 5,732,978 5,732,978
Total Money Market Funds (Cost $ 5,732,978 ) ...................................
5,732,978
Total Short Term Investments (Cost $ 5,732,978 ) .................................
5,732,978
a
Total Investments (Cost $ 315,714,364 ) 104.1% ..................................
$301,563,829
Other Assets, less Liabilities (4.1) % ...........................................
(11,765,561)
Net Assets 100.0% ...........................................................
$289,798,268
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
b
Non-income producing.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

c
See Note 3 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the aggregate value of these securities was $122,914,735, representing 42.4% of net assets.
e
The coupon rate shown represents the rate at period end.
f
Perpetual security with no stated maturity date.
g
Income may be received in additional securities and/or cash.
h
Defaulted security or security for which income has been deemed uncollectible.
i
A portion or all of the security purchased on a delayed delivery basis.
j
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
k
See Note 4 regarding unfunded loan commitments.
l
See full breakdown of marketplace loans holdings in the table at the end of this schedule.
m
A supranational organization is an entity formed by two or more central governments through international treaties.
n
Principal amount of security is adjusted for inflation.
o
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
p
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
q
Security purchased on a to-be-announced (TBA) basis.
r
See Note 6 regarding investments in affiliated management investment companies.
s
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2024
Franklin Strategic Income VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2024, the Fund had the following marketplace loans outstanding.
Description
Principal
Amount Value
Marketplace Loans - 1.0%
Freedom Financial Asset Management LLC
APP-12232118.FP.FTS.B , 5 .99% , 9/23/24 . $ 608 $ 609
APP-10114471.FP.FTS.B , 13 .99% , 12/12/24 1,419 1,421
APP-11822354.FP.FTS.B , 9 .49% , 12/18/24 5,978 6,019
APP-11746986.FP.FTS.B , 18 .99% , 12/19/24 4,080 4,142
APP-11693771.FP.FTS.B , 9 .74% , 2/06/25 . 5,118 5,149
APP-11695285.FP.FTS.B , 9 .74% , 2/07/25 . 5,333 5,369
APP-13668983.FP.FTS.B , 7 .84% , 5/13/25 . 13,666 13,767
APP-13704982.FP.FTS.B , 21 .99% , 5/25/25 4,044 4,107
APP-14969419.FP.FTS.B , 9 .74% , 6/01/25 . 13,546 13,636
APP-13916851.FP.FTS.B , 9 .34% , 6/18/25 . 9,284 9,345
APP-11657858.FP.FTS.B , 17 .49% , 12/16/25 8,458 8,757
APP-11752447.FP.FTS.B , 9 .99% , 2/05/26 . 20,468 20,763
APP-11823715.FP.FTS.B , 14 .99% , 2/05/26 12,051 12,254
APP-11795510.FP.FTS.B , 12 .49% , 2/11/26 9,979 10,144
APP-11819292.FP.FTS.B , 18 .99% , 2/12/26 7,735 7,910
APP-12232816.FP.FTS.B , 15 .99% , 3/09/26 13,959 14,315
APP-13646258.FP.FTS.B , 22 .99% , 5/14/26 9,595 10,005
APP-13700836.FP.FTS.B , 18 .99% , 5/28/26 4,254 4,274
APP-14159522.FP.FTS.B , 10 .34% , 6/15/26 13,387 13,594
APP-14167786.FP.FTS.B , 10 .34% , 6/16/26 21,584 21,925
APP-14974854.FP.FTS.B , 16 .49% , 7/10/26 12,842 13,094
APP-14865971.FP.FTS.B , 8 .74% , 7/24/26 . 20,583 2,385
APP-11124654.FP.FTS.B , 19 .49% , 12/18/26 29,235 30,052
APP-11605924.FP.FTS.B , 11 .74% , 12/20/26 28,759 29,260
APP-11720742.FP.FTS.B , 18 .99% , 12/21/26 15,515 16,011
APP-11749109.FP.FTS.B , 17 .49% , 2/06/27 13,560 13,972
APP-11756687.FP.FTS.B , 19 .49% , 2/06/27 1,890 1,895
APP-11803939.FP.FTS.B , 10 .99% , 2/10/27 22,277 22,673
APP-11806622.FP.FTS.B , 18 .99% , 2/11/27 6,865 7,064
APP-11798689.FP.FTS.B , 16 .99% , 2/12/27 13,296 13,593
APP-12140585.FP.FTS.B , 11 .24% , 3/12/27 21,511 2,419
APP-12106231.FP.FTS.B , 11 .74% , 3/13/27 28,338 28,878
APP-12249339.FP.FTS.B , 19 .49% , 3/13/27 6,316 6,301
APP-11878312.FP.FTS.B , 10 .99% , 3/14/27 8,347 8,428
APP-12139734.FP.FTS.B , 13 .49% , 3/14/27 10,660 10,886
APP-12248562.FP.FTS.B , 16 .74% , 3/18/27 35,023 35,996
APP-13678387.FP.FTS.B , 13 .84% , 4/03/27 10,356 10,506
APP-13684451.FP.FTS.B , 17 .24% , 5/15/27 35,734 36,403
APP-13199139.FP.FTS.B , 11 .74% , 5/20/27 30,051 30,590
APP-13685540.FP.FTS.B , 13 .59% , 5/20/27 25,696 26,186
APP-13701830.FP.FTS.B , 20 .24% , 5/21/27 22,058 22,781
APP-13668745.FP.FTS.B , 23 .99% , 5/23/27 11,965 12,358
APP-13628442.FP.FTS.B , 17 .99% , 5/24/27 12,539 12,897
APP-14967059.FP.FTS.B , 11 .99% , 6/01/27 4,824 4,832
APP-14058204.FP.FTS.B , 11 .59% , 6/05/27 9,384 9,524
APP-14057383.FP.FTS.B , 11 .34% , 6/15/27 25,313 25,758
APP-14167090.FP.FTS.B , 11 .34% , 6/15/27 30,444 3,435
APP-14120872.FP.FTS.B , 13 .59% , 6/15/27 14,282 14,547
APP-14163864.FP.FTS.B , 11 .34% , 6/19/27 28,100 28,623
APP-14165501.FP.FTS.B , 13 .34% , 6/22/27 9,775 9,962
APP-14867762.FP.FTS.B , 14 .24% , 7/10/27 12,151 12,341
APP-14970727.FP.FTS.B , 9 .74% , 7/13/27 . 20,585 20,914
APP-14975701.FP.FTS.B , 11 .74% , 7/15/27 14,331 14,570
APP-14892088.FP.FTS.B , 14 .49% , 7/15/27 7,680 7,810
APP-14791332.FP.FTS.B , 17 .74% , 7/22/27 10,193 2,377
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-14831064.FP.FTS.B , 11 .74% , 8/04/27 $ 29,728 $ 30,191
APP-14178116.FP.FTS.B , 17 .74% , 8/23/27 39,309 40,036
APP-14837945.FP.FTS.B , 18 .49% , 9/10/27 19,687 11,173
APP-14861817.FP.FTS.B , 11 .99% , 10/05/27 15,282 15,488
833,714
LendingClub Corp. - LCX
165633933.LC.FTS.B , 11 .02% , 1/28/25 ... 4,532 4,449
165313131.LC.FTS.B , 11 .02% , 2/03/25 ... 7,228 7,105
166049294.LC.FTS.B , 14 .3% , 2/03/25 ... 2,567 2,547
165954765.LC.FTS.B , 20 .55% , 3/20/25 ... 4,085 4,083
18,184
LendingClub Corp. - LCX PM
170715926.LC.FTS.B , 16 .08% , 10/13/25 .. 6,094 6,020
170676409.LC.FTS.B , 17 .3% , 10/13/25 ... 4,957 4,907
174329530.LC.FTS.B , 20 .49% , 2/03/26 ... 5,058 5,044
174350163.LC.FTS.B , 18 .44% , 2/15/26 ... 6,482 6,388
22,359
Prosper Funding LLC
1611508.PS.FTS.B , 15 .4% , 8/20/24 ..... 840 840
1612567.PS.FTS.B , 24 .6% , 8/23/24 ..... 396 401
1627820.PS.FTS.B , 12 .15% , 9/28/24 .... 1,119 1,105
1627811.PS.FTS.B , 13 .05% , 9/28/24 .... 4,539 4,475
1638201.PS.FTS.B , 13 .3% , 9/28/24 ..... 1,703 1,682
1638657.PS.FTS.B , 16 .1% , 9/28/24 ..... 612 185
1628909.PS.FTS.B , 17 .96% , 9/29/24 .... 1,787 1,769
1629401.PS.FTS.B , 13 .5% , 9/30/24 ..... 1,824 538
1657122.PS.FTS.B , 10 .8% , 10/29/24 .... 1,967 1,298
1656696.PS.FTS.B , 11 .7% , 10/29/24 .... 3,294 3,250
1650965.PS.FTS.B , 18 .41% , 11/05/24 .... 2,563 2,537
1653314.PS.FTS.B , 13 .2% , 11/09/24 .... 772 763
1654279.PS.FTS.B , 12 .4% , 11/11/24 ..... 2,314 2,281
1686771.PS.FTS.B , 12% , 12/16/24 ...... 1,648 1,630
1679839.PS.FTS.B , 12 .76% , 12/16/24 ... 612 607
1674092.PS.FTS.B , 16 .2% , 12/16/24 .... 1,211 1,207
1690251.PS.FTS.B , 13 .66% , 12/22/24 ... 2,604 2,578
1695034.PS.FTS.B , 14 .89% , 1/13/25 .... 1,616 1,599
1701351.PS.FTS.B , 16 .1% , 1/13/25 ..... 654 647
1702155.PS.FTS.B , 15 .21% , 1/14/25 .... 1,621 1,605
1688540.PS.FTS.B , 12 .3% , 1/20/25 ..... 3,157 3,113
1705446.PS.FTS.B , 21 .69% , 1/20/25 .... 689 696
1688531.PS.FTS.B , 16 .02% , 1/26/25 .... 5,108 5,096
1714693.PS.FTS.B , 12 .4% , 2/15/25 ..... 3,741 3,683
1714705.PS.FTS.B , 18 .8% , 2/15/25 ..... 2,925 2,891
1708034.PS.FTS.B , 20 .01% , 2/15/25 .... 1,848 1,848
1721031.PS.FTS.B , 20 .4% , 2/15/25 ..... 742 741
1722483.PS.FTS.B , 15 .4% , 2/16/25 ..... 7,094 7,014
1718530.PS.FTS.B , 24 .4% , 2/28/25 ..... 1,687 1,697
1720980.PS.FTS.B , 19 .56% , 3/08/25 .... 2,692 2,680
1743116.PS.FTS.B , 12 .4% , 4/06/25 ..... 2,023 1,976
1752829.PS.FTS.B , 18 .09% , 4/11/25 .... 849 842
1750364.PS.FTS.B , 18 .5% , 4/15/25 ..... 4,262 4,182
1759842.PS.FTS.B , 22 .9% , 4/15/25 ..... 1,988 1,989
1754544.PS.FTS.B , 16 .1% , 4/18/25 ..... 4,232 4,143

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1605968.PS.FTS.B , 14 .29% , 8/17/26 .... $ 4,287 $ 4,210
1605959.PS.FTS.B , 18 .73% , 8/17/26 .... 11,961 11,742
1610432.PS.FTS.B , 14 .03% , 8/25/26 .... 3,705 3,628
1624202.PS.FTS.B , 11 .79% , 9/21/26 .... 10,880 10,648
1644821.PS.FTS.B , 16 .18% , 10/26/26 ... 8,842 8,702
1645601.PS.FTS.B , 26 .13% , 10/27/26 ... 3,436 3,649
1657248.PS.FTS.B , 10 .5% , 10/29/26 .... 14,947 14,500
1646459.PS.FTS.B , 11 .89% , 10/29/26 .... 6,059 5,886
1646507.PS.FTS.B , 16% , 11/02/26 ...... 10,109 9,817
1654273.PS.FTS.B , 11 .4% , 11/05/26 ..... 9,042 8,797
1661067.PS.FTS.B , 12 .3% , 11/05/26 .... 6,238 3,205
1661382.PS.FTS.B , 16 .7% , 11/05/26 .... 3,169 3,171
1660956.PS.FTS.B , 18 .25% , 11/05/26 .... 4,498 4,500
1651610.PS.FTS.B , 10 .8% , 11/08/26 .... 6,292 6,126
1666497.PS.FTS.B , 13 .8% , 11/09/26 .... 9,989 483
1645643.PS.FTS.B , 18 .5% , 11/10/26 .... 7,146 7,204
1647191.PS.FTS.B , 16 .32% , 11/12/26 .... 7,736 7,514
1664083.PS.FTS.B , 11 .6% , 11/17/26 ..... 5,214 1,125
1660294.PS.FTS.B , 15 .2% , 11/21/26 .... 7,541 7,355
1686756.PS.FTS.B , 20 .08% , 12/16/26 ... 5,014 5,032
1674281.PS.FTS.B , 21% , 12/17/26 ...... 1,800 1,847
1675325.PS.FTS.B , 14% , 12/20/26 ...... 11,987 11,731
1673693.PS.FTS.B , 12 .5% , 1/01/27 ..... 9,584 9,338
1695804.PS.FTS.B , 10 .8% , 1/04/27 ..... 3,156 3,063
1701348.PS.FTS.B , 11 .1% , 1/13/27 ..... 3,165 3,077
1688537.PS.FTS.B , 13 .7% , 1/13/27 ..... 6,802 6,635
1702140.PS.FTS.B , 11 .55% , 1/14/27 .... 9,533 9,270
1701774.PS.FTS.B , 19 .3% , 1/16/27 ..... 5,450 5,430
1703079.PS.FTS.B , 10 .5% , 1/18/27 ..... 8,749 8,517
1704972.PS.FTS.B , 24 .18% , 1/19/27 .... 4,934 5,093
1692578.PS.FTS.B , 13 .1% , 1/20/27 ..... 2,565 2,497
1699192.PS.FTS.B , 14 .6% , 1/20/27 ..... 22,269 21,762
1694423.PS.FTS.B , 15% , 1/24/27 ....... 9,828 9,621
1702129.PS.FTS.B , 12 .7% , 1/25/27 ..... 4,495 4,382
1709019.PS.FTS.B , 19% , 1/25/27 ....... 8,130 8,177
1691666.PS.FTS.B , 11 .88% , 1/29/27 .... 5,264 5,110
1705047.PS.FTS.B , 17 .54% , 2/01/27 .... 10,096 10,093
1721025.PS.FTS.B , 10 .53% , 2/15/27 .... 1,290 1,254
1714696.PS.FTS.B , 12 .6% , 2/15/27 ..... 6,468 6,283
1714699.PS.FTS.B , 16 .1% , 2/15/27 ..... 6,480 6,308
1715326.PS.FTS.B , 16 .83% , 2/15/27 .... 11,720 2,894
1711397.PS.FTS.B , 18 .15% , 2/22/27 .... 12,372 12,075
1752507.PS.FTS.B , 25 .9% , 4/05/27 ..... 5,780 3,498
1753401.PS.FTS.B , 16 .9% , 4/06/27 ..... 10,857 10,693
1750201.PS.FTS.B , 19 .9% , 4/06/27 ..... 7,271 7,156
1750603.PS.FTS.B , 14 .29% , 4/07/27 .... 3,489 3,369
1743635.PS.FTS.B , 13 .1% , 4/13/27 ..... 8,330 8,064
1759809.PS.FTS.B , 12 .5% , 4/15/27 ..... 21,673 20,981
1709558.PS.FTS.B , 13 .4% , 11/30/27 .... 12,889 5,008
1716949.PS.FTS.B , 11 .77% , 1/17/28 .... 11,622 4,532
1700734.PS.FTS.B , 16 .2% , 1/17/28 ..... 19,996 19,105
437,745
Upgrade, Inc. - Card
992324210.UG.FTS.B , 29 .49% , 6/03/24 .. 11 11
992244483.UG.FTS.B , 21 .48% , 7/03/24 .. 54 8
992435585.UG.FTS.B , 29 .49% , 10/03/24 . 270 –
992264434.UG.FTS.B , 29 .49% , 4/02/25 .. 19 19
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992271010.UG.FTS.B , 17 .97% , 4/03/25 .. $ 31 $ 31
992318841.UG.FTS.B , 19 .99% , 4/03/25 .. 484 486
992460958.UG.FTS.B , 20 .46% , 4/03/25 .. 159 165
992260350.UG.FTS.B , 28 .98% , 4/03/25 .. 42 18
992307437.UG.FTS.B , 28 .98% , 4/03/25 .. 167 167
992236828.UG.FTS.B , 29 .49% , 4/03/25 .. 30 31
992283646.UG.FTS.B , 29 .49% , 4/03/25 .. 151 154
992285081.UG.FTS.B , 29 .49% , 4/03/25 .. 1 1
992296038.UG.FTS.B , 29 .49% , 4/03/25 .. 211 217
992297505.UG.FTS.B , 29 .49% , 4/03/25 .. 3 3
992323515.UG.FTS.B , 29 .49% , 4/03/25 .. 38 40
992336856.UG.FTS.B , 29 .49% , 4/03/25 .. 18 18
992345330.UG.FTS.B , 29 .49% , 4/03/25 .. 237 244
992423485.UG.FTS.B , 29 .49% , 4/03/25 .. 22 21
992457494.UG.FTS.B , 17 .99% , 4/04/25 .. 267 268
992408749.UG.FTS.B , 28 .98% , 4/04/25 .. 245 19
992245824.UG.FTS.B , 16 .99% , 4/05/25 .. 71 72
992282393.UG.FTS.B , 16 .99% , 4/05/25 .. 846 862
992300496.UG.FTS.B , 17 .99% , 4/05/25 .. 39 39
992239267.UG.FTS.B , 19 .21% , 4/05/25 .. 865 882
992346705.UG.FTS.B , 19 .21% , 4/05/25 .. 217 219
992442455.UG.FTS.B , 19 .21% , 4/05/25 .. 1,022 1,037
992307969.UG.FTS.B , 19 .8% , 4/05/25 ... 40 40
992349565.UG.FTS.B , 19 .8% , 4/05/25 ... 217 218
992350427.UG.FTS.B , 19 .8% , 4/05/25 ... 431 440
992383581.UG.FTS.B , 19 .8% , 4/05/25 ... 137 10
992254243.UG.FTS.B , 19 .99% , 4/05/25 .. 125 126
992336548.UG.FTS.B , 19 .99% , 4/05/25 .. 678 695
992357555.UG.FTS.B , 19 .99% , 4/05/25 .. 84 87
992379889.UG.FTS.B , 19 .99% , 4/05/25 .. 540 544
992453559.UG.FTS.B , 20 .46% , 4/05/25 .. 6 6
992241765.UG.FTS.B , 20 .97% , 4/05/25 .. 238 66
992386629.UG.FTS.B , 20 .97% , 4/05/25 .. 1,740 1,777
992438360.UG.FTS.B , 27 .99% , 4/05/25 .. 87 90
992240832.UG.FTS.B , 28 .98% , 4/05/25 .. 45 3
992246882.UG.FTS.B , 28 .98% , 4/05/25 .. 491 512
992253878.UG.FTS.B , 28 .98% , 4/05/25 .. 348 349
992262040.UG.FTS.B , 28 .98% , 4/05/25 .. 97 100
992266496.UG.FTS.B , 28 .98% , 4/05/25 .. 64 65
992267371.UG.FTS.B , 28 .98% , 4/05/25 .. 573 594
992270480.UG.FTS.B , 28 .98% , 4/05/25 .. 127 132
992283631.UG.FTS.B , 28 .98% , 4/05/25 .. 341 350
992283659.UG.FTS.B , 28 .98% , 4/05/25 .. 118 122
992284271.UG.FTS.B , 28 .98% , 4/05/25 .. 934 965
992286835.UG.FTS.B , 28 .98% , 4/05/25 .. 55 55
992293208.UG.FTS.B , 28 .98% , 4/05/25 .. 139 141
992300547.UG.FTS.B , 28 .98% , 4/05/25 .. 63 65
992308269.UG.FTS.B , 28 .98% , 4/05/25 .. 63 66
992310426.UG.FTS.B , 28 .98% , 4/05/25 .. 72 6
992322709.UG.FTS.B , 28 .98% , 4/05/25 .. 93 97
992324031.UG.FTS.B , 28 .98% , 4/05/25 .. 361 374
992336115.UG.FTS.B , 28 .98% , 4/05/25 .. 162 168
992348005.UG.FTS.B , 28 .98% , 4/05/25 .. 232 241
992353271.UG.FTS.B , 28 .98% , 4/05/25 .. 354 97
992378373.UG.FTS.B , 28 .98% , 4/05/25 .. 204 206
992415454.UG.FTS.B , 28 .98% , 4/05/25 .. 507 523
992435220.UG.FTS.B , 28 .98% , 4/05/25 .. 83 84
992452469.UG.FTS.B , 28 .98% , 4/05/25 .. 135 139

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992304458.UG.FTS.B , 29 .46% , 4/05/25 .. $ 49 $ 51
992239318.UG.FTS.B , 29 .49% , 4/05/25 .. 56 59
992254667.UG.FTS.B , 29 .49% , 4/05/25 .. 164 165
992256558.UG.FTS.B , 29 .49% , 4/05/25 .. 63 66
992256966.UG.FTS.B , 29 .49% , 4/05/25 .. 338 341
992259460.UG.FTS.B , 29 .49% , 4/05/25 .. 35 36
992267222.UG.FTS.B , 29 .49% , 4/05/25 .. 151 158
992271134.UG.FTS.B , 29 .49% , 4/05/25 .. 65 68
992275086.UG.FTS.B , 29 .49% , 4/05/25 .. 246 256
992284964.UG.FTS.B , 29 .49% , 4/05/25 .. 43 3
992288356.UG.FTS.B , 29 .49% , 4/05/25 .. 250 260
992288429.UG.FTS.B , 29 .49% , 4/05/25 .. 75 78
992289258.UG.FTS.B , 29 .49% , 4/05/25 .. 99 99
992298611.UG.FTS.B , 29 .49% , 4/05/25 .. 210 9
992302260.UG.FTS.B , 29 .49% , 4/05/25 .. 89 92
992306296.UG.FTS.B , 29 .49% , 4/05/25 .. 14 14
992318568.UG.FTS.B , 29 .49% , 4/05/25 .. 56 59
992332355.UG.FTS.B , 29 .49% , 4/05/25 .. 97 101
992333762.UG.FTS.B , 29 .49% , 4/05/25 .. 279 286
992340414.UG.FTS.B , 29 .49% , 4/05/25 .. 91 95
992359163.UG.FTS.B , 29 .49% , 4/05/25 .. 68 69
992379445.UG.FTS.B , 29 .49% , 4/05/25 .. 116 121
992428186.UG.FTS.B , 29 .49% , 4/05/25 .. 1,425 1,476
992444794.UG.FTS.B , 29 .49% , 4/05/25 .. 2,773 2,861
992445820.UG.FTS.B , 29 .49% , 4/05/25 .. 75 77
992455533.UG.FTS.B , 29 .49% , 4/05/25 .. 723 743
992273307.UG.FTS.B , 28 .98% , 8/03/25 .. 432 435
992278455.UG.FTS.B , 29 .49% , 8/03/25 .. 180 188
992280735.UG.FTS.B , 29 .49% , 8/03/25 .. 28 2
992304263.UG.FTS.B , 29 .49% , 8/03/25 .. 90 94
992328907.UG.FTS.B , 29 .49% , 8/03/25 .. 106 14
992330039.UG.FTS.B , 22 .97% , 4/03/26 .. 561 367
992302422.UG.FTS.B , 29 .49% , 2/03/27 .. 175 184
992293228.UG.FTS.B , 28 .98% , 5/03/28 .. 113 62
992285365.UG.FTS.B , 17 .49% , 4/03/29 .. 20 19
992240347.UG.FTS.B , 18 .71% , 4/03/29 .. 7 7
992241984.UG.FTS.B , 18 .71% , 4/03/29 .. 15 15
992239693.UG.FTS.B , 19 .3% , 4/03/29 ... 26 26
992378711.UG.FTS.B , 19 .3% , 4/03/29 ... 193 –
992333048.UG.FTS.B , 19 .99% , 4/03/29 .. 6 6
992418214.UG.FTS.B , 20 .47% , 4/03/29 .. 41 41
992266844.UG.FTS.B , 21 .48% , 4/03/29 .. 18 3
992416498.UG.FTS.B , 21 .48% , 4/03/29 .. 51 50
992284254.UG.FTS.B , 28 .48% , 4/03/29 .. 42 3
992379401.UG.FTS.B , 28 .48% , 4/03/29 .. 10 10
992401140.UG.FTS.B , 28 .48% , 4/03/29 .. 12 12
992248833.UG.FTS.B , 29 .48% , 4/03/29 .. 5 5
992275640.UG.FTS.B , 29 .48% , 4/03/29 .. 11 11
992279719.UG.FTS.B , 29 .48% , 4/03/29 .. 30 2
992324240.UG.FTS.B , 29 .48% , 4/03/29 .. 9 9
992277911.UG.FTS.B , 29 .49% , 4/03/29 .. 4 4
992283053.UG.FTS.B , 29 .49% , 4/03/29 .. 6 6
992289947.UG.FTS.B , 29 .49% , 4/03/29 .. 6 6
992302092.UG.FTS.B , 29 .49% , 4/03/29 .. 7 7
992307882.UG.FTS.B , 29 .49% , 4/03/29 .. 18 11
992328853.UG.FTS.B , 29 .49% , 4/03/29 .. 6 6
992350277.UG.FTS.B , 29 .49% , 4/03/29 .. 25 25
992365430.UG.FTS.B , 29 .49% , 4/03/29 .. 1 1
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992412416.UG.FTS.B , 29 .49% , 4/03/29 .. $ 18 $ 18
992428512.UG.FTS.B , 29 .49% , 4/03/29 .. 8 8
992455893.UG.FTS.B , 29 .49% , 4/03/29 .. 8 8
23,893
Upstart Network, Inc.
L1738924.UP.FTS.B , 15 .39% , 9/20/24 .... 200 202
FW1739398.UP.FTS.B , 20 .17% , 9/20/24 .. 843 852
L1915199.UP.FTS.B , 6 .41% , 10/25/24 .... 3,954 3,927
FW1915250.UP.FTS.B , 12 .04% , 10/25/24 . 11,209 11,221
L1914801.UP.FTS.B , 12 .09% , 10/25/24 ... 1,109 1,111
L1915220.UP.FTS.B , 18 .87% , 10/25/24 ... 682 49
L2056491.UP.FTS.B , 7 .95% , 11/16/24 .... 362 362
L2055423.UP.FTS.B , 8 .44% , 11/16/24 .... 1,320 1,318
L2052631.UP.FTS.B , 8 .92% , 11/16/24 .... 725 722
L2052610.UP.FTS.B , 11 .6% , 11/16/24 .... 758 759
L2057046.UP.FTS.B , 15 .77% , 11/16/24 ... 792 800
L2052838.UP.FTS.B , 16 .45% , 11/16/24 ... 399 403
L2053269.UP.FTS.B , 18 .64% , 11/16/24 ... 621 601
L2055155.UP.FTS.B , 20 .16% , 11/16/24 ... 1,360 1,372
FW2054947.UP.FTS.B , 21 .35% , 11/16/24 . 504 507
L2057081.UP.FTS.B , 23 .41% , 11/16/24 ... 666 670
FW2056543.UP.FTS.B , 29 .23% , 11/16/24 . 422 426
L2057377.UP.FTS.B , 13 .89% , 11/19/24 ... 519 520
L2242235.UP.FTS.B , 6 .04% , 12/13/24 .... 935 929
FW2242510.UP.FTS.B , 7 .1% , 12/13/24 ... 2,440 2,422
L2233888.UP.FTS.B , 7 .98% , 12/13/24 .... 1,636 1,634
L2241803.UP.FTS.B , 9 .3% , 12/13/24 .... 5,532 5,523
L2242451.UP.FTS.B , 10 .48% , 12/13/24 ... 401 26
L2242595.UP.FTS.B , 11 .8% , 12/13/24 .... 710 708
L2241741.UP.FTS.B , 14 .61% , 12/13/24 ... 1,264 1,272
L2242679.UP.FTS.B , 16 .66% , 12/13/24 ... 1,199 1,206
FW2242424.UP.FTS.B , 20 .03% , 12/13/24 . 279 280
L2242250.UP.FTS.B , 22 .23% , 12/13/24 ... 1,070 1,078
L2241739.UP.FTS.B , 23 .45% , 12/13/24 ... 478 481
FW2241887.UP.FTS.B , 28 .39% , 12/13/24 . 1,516 107
FW2242021.UP.FTS.B , 29 .12% , 12/13/24 . 227 225
L2465718.UP.FTS.B , 5 .3% , 1/19/25 ..... 2,560 2,434
L2465958.UP.FTS.B , 5 .34% , 1/19/25 .... 1,321 1,312
L2464613.UP.FTS.B , 5 .52% , 1/19/25 .... 733 728
L2460890.UP.FTS.B , 5 .68% , 1/19/25 .... 2,949 2,929
L2465895.UP.FTS.B , 5 .84% , 1/19/25 .... 1,034 1,027
L2465121.UP.FTS.B , 6 .53% , 1/19/25 .... 4,722 4,690
L2464359.UP.FTS.B , 6 .66% , 1/19/25 .... 1,788 1,776
L2465247.UP.FTS.B , 6 .82% , 1/19/25 .... 343 340
L2466095.UP.FTS.B , 7 .07% , 1/19/25 .... 984 936
FW2465710.UP.FTS.B , 7 .96% , 1/19/25 ... 332 330
L2465847.UP.FTS.B , 8 .05% , 1/19/25 .... 9,061 9,052
L2464679.UP.FTS.B , 9 .11% , 1/19/25 ..... 1,404 1,397
L2465662.UP.FTS.B , 11 .74% , 1/19/25 .... 1,598 1,600
L2464723.UP.FTS.B , 20 .66% , 1/19/25 .... 1,689 1,704
L2465879.UP.FTS.B , 21 .67% , 1/19/25 .... 344 347
FW2465131.UP.FTS.B , 12 .69% , 2/01/25 .. 4,127 4,130
FW2676316.UP.FTS.B , 6 .01% , 2/22/25 ... 1,940 1,927
FW2675522.UP.FTS.B , 6 .74% , 2/22/25 ... 491 150
L2675909.UP.FTS.B , 9 .72% , 2/22/25 .... 841 840
L2675302.UP.FTS.B , 10 .61% , 2/22/25 .... 2,917 2,915
L2675455.UP.FTS.B , 14 .81% , 2/22/25 .... 884 891

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2675462.UP.FTS.B , 19 .44% , 2/22/25 .... $ 920 $ 929
FW2676387.UP.FTS.B , 19 .6% , 2/22/25 ... 641 646
FW2675588.UP.FTS.B , 20 .36% , 2/22/25 .. 2,115 2,120
L2675655.UP.FTS.B , 20 .76% , 2/22/25 .... 372 376
L2675586.UP.FTS.B , 20 .97% , 2/22/25 .... 3,280 3,310
FW2675117.UP.FTS.B , 22 .39% , 2/22/25 .. 415 419
FW2675719.UP.FTS.B , 24 .19% , 2/22/25 .. 1,092 1,101
FW2675613.UP.FTS.B , 24 .49% , 2/22/25 .. 2,935 2,947
FW2676140.UP.FTS.B , 29 .13% , 2/22/25 .. 775 775
L2057137.UP.FTS.B , 15 .78% , 4/16/25 .... 2,144 156
L2981596.UP.FTS.B , 7 .13% , 4/20/25 .... 1,930 1,916
FW2982315.UP.FTS.B , 15 .15% , 4/20/25 .. 580 579
L2982336.UP.FTS.B , 12 .28% , 4/25/25 .... 305 303
L2465894.UP.FTS.B , 5 .74% , 6/19/25 .... 2,368 2,348
FW2465119.UP.FTS.B , 19 .64% , 6/19/25 .. 2,229 2,244
L2462700.UP.FTS.B , 20 .56% , 6/19/25 .... 10,509 761
L2466210.UP.FTS.B , 20 .93% , 6/19/25 .... 7,837 7,502
FW2676277.UP.FTS.B , 22 .93% , 7/22/25 .. 2,192 2,193
L1914732.UP.FTS.B , 17 .66% , 8/25/25 .... 4,542 4,565
FW2053330.UP.FTS.B , 28 .78% , 9/16/25 .. 520 501
FW2676006.UP.FTS.B , 24 .14% , 12/22/25 . 1,549 1,547
L1739715.UP.FTS.B , 9 .65% , 9/20/26 .... 13,992 13,928
L1739019.UP.FTS.B , 13 .76% , 9/20/26 .... 3,389 3,383
L1736636.UP.FTS.B , 14 .78% , 9/20/26 .... 8,266 8,252
FW1739526.UP.FTS.B , 17 .22% , 9/20/26 .. 4,839 4,852
L1739131.UP.FTS.B , 17 .22% , 9/20/26 .... 10,480 763
L1738899.UP.FTS.B , 19 .15% , 9/20/26 .... 9,243 9,289
L1739140.UP.FTS.B , 21 .45% , 9/20/26 .... 1,941 1,874
L1739562.UP.FTS.B , 22 .68% , 9/20/26 .... 4,461 4,517
L1738904.UP.FTS.B , 24 .36% , 9/20/26 .... 4,506 4,527
FW1739399.UP.FTS.B , 28 .19% , 9/20/26 .. 4,438 311
FW1915262.UP.FTS.B , 19 .99% , 10/25/26 . 4,792 150
L1915447.UP.FTS.B , 20 .32% , 10/25/26 ... 3,571 3,582
L1915560.UP.FTS.B , 20 .46% , 10/25/26 ... 3,200 3,250
L1914682.UP.FTS.B , 21 .49% , 10/25/26 ... 10,989 10,993
L1915468.UP.FTS.B , 23 .09% , 10/25/26 ... 3,381 3,424
FW1915175.UP.FTS.B , 23 .46% , 10/25/26 . 1,234 1,235
L1897015.UP.FTS.B , 23 .49% , 10/25/26 ... 7,883 8,006
L1915604.UP.FTS.B , 24 .04% , 10/25/26 ... 726 737
L1915081.UP.FTS.B , 25 .35% , 10/25/26 ... 1,868 1,897
FW1908593.UP.FTS.B , 28 .41% , 10/25/26 . 14,192 14,368
FW1915312.UP.FTS.B , 31 .22% , 10/25/26 . 2,864 2,908
L2024110.UP.FTS.B , 7 .78% , 11/16/26 .... 10,440 10,385
L2052804.UP.FTS.B , 9 .15% , 11/16/26 .... 23,392 23,266
L2053787.UP.FTS.B , 10 .61% , 11/16/26 ... 2,991 2,981
FW2055257.UP.FTS.B , 11 .51% , 11/16/26 . 6,034 6,015
L2052126.UP.FTS.B , 12 .52% , 11/16/26 ... 9,750 9,720
L2055857.UP.FTS.B , 12 .9% , 11/16/26 .... 7,338 7,315
L2054559.UP.FTS.B , 14 .24% , 11/16/26 ... 5,608 5,586
L2055412.UP.FTS.B , 14 .29% , 11/16/26 ... 1,923 1,819
FW2056157.UP.FTS.B , 15 .18% , 11/16/26 . 5,624 5,625
FW2055789.UP.FTS.B , 15 .22% , 11/16/26 . 9,389 9,351
L2052051.UP.FTS.B , 15 .75% , 11/16/26 ... 2,827 2,827
FW2053732.UP.FTS.B , 16 .83% , 11/16/26 . 635 635
L2056373.UP.FTS.B , 17 .2% , 11/16/26 .... 5,730 5,731
L2056403.UP.FTS.B , 18 .49% , 11/16/26 ... 1,365 1,358
FW2055175.UP.FTS.B , 19 .05% , 11/16/26 . 11,625 11,643
L2052101.UP.FTS.B , 20 .05% , 11/16/26 ... 16,320 16,347
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2056569.UP.FTS.B , 22 .59% , 11/16/26 ... $ 9,698 $ 9,226
L2047823.UP.FTS.B , 23 .05% , 11/16/26 ... 3,094 3,110
FW2052456.UP.FTS.B , 23 .32% , 11/16/26 . 14,451 250
L2019975.UP.FTS.B , 23 .69% , 11/16/26 ... 771 768
L2053900.UP.FTS.B , 23 .81% , 11/16/26 ... 674 681
L2055855.UP.FTS.B , 25 .11% , 11/16/26 ... 1,353 1,368
L2056364.UP.FTS.B , 25 .24% , 11/16/26 ... 954 965
L2049616.UP.FTS.B , 25 .29% , 11/16/26 ... 822 829
L2052082.UP.FTS.B , 25 .42% , 11/16/26 ... 1,023 1,035
FW2054089.UP.FTS.B , 26 .17% , 11/16/26 . 1,372 1,388
FW2056482.UP.FTS.B , 26 .96% , 11/16/26 . 3,535 3,399
FW2053471.UP.FTS.B , 27 .97% , 11/16/26 . 1,416 1,364
FW2046105.UP.FTS.B , 29 .67% , 11/16/26 . 3,168 3,204
FW2057500.UP.FTS.B , 30 .64% , 11/16/26 . 6,622 6,674
FW2055364.UP.FTS.B , 30 .66% , 11/16/26 . 5,672 5,736
FW2054534.UP.FTS.B , 31 .22% , 11/16/26 . 854 864
FW2057162.UP.FTS.B , 32 .15% , 11/16/26 . 6,665 6,739
L2055269.UP.FTS.B , 19 .56% , 11/20/26 ... 14,794 14,817
L2242254.UP.FTS.B , 7 .13% , 12/13/26 .... 5,936 5,898
L2242685.UP.FTS.B , 9% , 12/13/26 ...... 9,071 9,020
L2242651.UP.FTS.B , 11 .78% , 12/13/26 ... 9,318 9,281
L2241857.UP.FTS.B , 11 .98% , 12/13/26 ... 7,444 7,414
L2242098.UP.FTS.B , 12 .31% , 12/13/26 ... 4,370 4,353
L2242668.UP.FTS.B , 12 .46% , 12/13/26 ... 13,754 13,700
L2241756.UP.FTS.B , 12 .69% , 12/13/26 ... 3,473 3,457
L2241856.UP.FTS.B , 13 .04% , 12/13/26 ... 9,300 9,262
L2241825.UP.FTS.B , 13 .8% , 12/13/26 .... 18,992 18,918
L2242202.UP.FTS.B , 14 .09% , 12/13/26 ... 10,535 10,494
L2239758.UP.FTS.B , 14 .15% , 12/13/26 ... 7,303 7,274
L2241610.UP.FTS.B , 15 .37% , 12/13/26 ... 4,815 4,809
FW2241807.UP.FTS.B , 16 .84% , 12/13/26 . 6,123 6,105
L2242447.UP.FTS.B , 16 .94% , 12/13/26 ... 3,581 3,580
L2241045.UP.FTS.B , 17 .22% , 12/13/26 ... 5,547 5,540
L2242791.UP.FTS.B , 17 .38% , 12/13/26 ... 9,807 9,784
L2241989.UP.FTS.B , 17 .5% , 12/13/26 .... 1,701 1,699
L2242430.UP.FTS.B , 18 .29% , 12/13/26 ... 11,856 11,853
L2242547.UP.FTS.B , 18 .45% , 12/13/26 ... 1,177 1,163
L2242119.UP.FTS.B , 18 .59% , 12/13/26 ... 2,963 2,959
FW2241711.UP.FTS.B , 21 .36% , 12/13/26 . 8,783 8,867
L2230478.UP.FTS.B , 21 .97% , 12/13/26 ... 5,247 4,984
L2242489.UP.FTS.B , 22 .19% , 12/13/26 ... 14,756 14,896
L2241640.UP.FTS.B , 22 .44% , 12/13/26 ... 2,044 2,063
L2241096.UP.FTS.B , 22 .49% , 12/13/26 ... 2,696 193
L2241949.UP.FTS.B , 22 .97% , 12/13/26 ... 3,309 3,236
FW2241860.UP.FTS.B , 23 .21% , 12/13/26 . 4,541 325
L2232043.UP.FTS.B , 23 .76% , 12/13/26 ... 3,787 3,823
L2242200.UP.FTS.B , 24 .08% , 12/13/26 ... 4,004 4,042
L2241600.UP.FTS.B , 24 .51% , 12/13/26 ... 2,396 2,393
L2242478.UP.FTS.B , 25 .01% , 12/13/26 ... 1,624 240
L2242322.UP.FTS.B , 25 .22% , 12/13/26 ... 650 655
L2242383.UP.FTS.B , 25 .22% , 12/13/26 ... 6,266 6,263
L2241994.UP.FTS.B , 25 .4% , 12/13/26 .... 1,234 1,232
L2242162.UP.FTS.B , 25 .7% , 12/13/26 .... 1,190 1,198
FW2242493.UP.FTS.B , 26 .46% , 12/13/26 . 1,564 57
FW2241764.UP.FTS.B , 27 .11% , 12/13/26 . 3,319 3,350
FW2242232.UP.FTS.B , 27 .33% , 12/13/26 . 2,617 757
FW2242379.UP.FTS.B , 28 .85% , 12/13/26 . 3,556 3,588
FW2241828.UP.FTS.B , 29 .64% , 12/13/26 . 7,862 549

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2242580.UP.FTS.B , 31 .01% , 12/13/26 . $ 798 $ 806
FW2241624.UP.FTS.B , 31 .84% , 12/13/26 . 3,335 3,365
L2242361.UP.FTS.B , 9 .11% , 12/15/26 .... 13,242 13,152
L2240058.UP.FTS.B , 26 .7% , 12/27/26 .... 5,834 5,878
FW2465936.UP.FTS.B , 5 .53% , 1/19/27 ... 27,003 26,823
L2465582.UP.FTS.B , 5 .92% , 1/19/27 .... 2,129 2,114
L2465889.UP.FTS.B , 6 .5% , 1/19/27 ..... 3,636 3,612
L2464484.UP.FTS.B , 6 .65% , 1/19/27 .... 2,556 2,537
FW2466269.UP.FTS.B , 6 .87% , 1/19/27 ... 3,041 3,021
L2465776.UP.FTS.B , 7 .08% , 1/19/27 .... 9,141 9,081
FW2465536.UP.FTS.B , 7 .64% , 1/19/27 ... 12,252 12,188
L2465633.UP.FTS.B , 8 .28% , 1/19/27 .... 1,233 1,227
L2465717.UP.FTS.B , 8 .6% , 1/19/27 ..... 2,611 654
FW2464781.UP.FTS.B , 9 .13% , 1/19/27 ... 5,903 5,873
FW2465681.UP.FTS.B , 9 .16% , 1/19/27 ... 6,570 6,536
L2465458.UP.FTS.B , 9 .24% , 1/19/27 .... 1,783 1,770
L2465589.UP.FTS.B , 9 .29% , 1/19/27 .... 4,046 4,025
L2466129.UP.FTS.B , 9 .84% , 1/19/27 .... 12,512 12,470
L2465666.UP.FTS.B , 10 .14% , 1/19/27 .... 1,568 1,560
FW2464664.UP.FTS.B , 10 .42% , 1/19/27 .. 5,032 5,015
L2463372.UP.FTS.B , 11 .09% , 1/19/27 .... 3,164 3,153
L2465414.UP.FTS.B , 11 .1% , 1/19/27 ..... 3,797 3,785
L2465634.UP.FTS.B , 14 .68% , 1/19/27 .... 6,296 6,266
FW2465337.UP.FTS.B , 15 .21% , 1/19/27 .. 1,719 1,704
L2465986.UP.FTS.B , 15 .77% , 1/19/27 .... 993 991
FW2466368.UP.FTS.B , 16 .6% , 1/19/27 ... 2,324 2,317
L2465805.UP.FTS.B , 18 .87% , 1/19/27 .... 14,762 14,758
L2466099.UP.FTS.B , 19 .62% , 1/19/27 .... 4,050 4,016
L2465928.UP.FTS.B , 20 .32% , 1/19/27 .... 2,053 2,055
L2465048.UP.FTS.B , 20 .41% , 1/19/27 .... 18,582 590
L2464534.UP.FTS.B , 21 .46% , 1/19/27 .... 1,613 32
L2466007.UP.FTS.B , 21 .7% , 1/19/27 .... 3,182 3,184
FW2466202.UP.FTS.B , 23 .59% , 1/19/27 .. 2,111 2,130
L2464129.UP.FTS.B , 23 .98% , 1/19/27 .... 11,442 11,566
L2458881.UP.FTS.B , 24 .14% , 1/19/27 .... 3,138 3,170
L2465587.UP.FTS.B , 24 .59% , 1/19/27 .... 10,223 194
L2466086.UP.FTS.B , 25 .1% , 1/19/27 .... 2,398 2,307
FW2465954.UP.FTS.B , 25 .21% , 1/19/27 .. 1,996 2,012
L2465179.UP.FTS.B , 25 .25% , 1/19/27 .... 1,052 75
FW2465199.UP.FTS.B , 25 .54% , 1/19/27 .. 3,118 2,997
FW2465642.UP.FTS.B , 25 .73% , 1/19/27 .. 3,318 3,343
FW2464742.UP.FTS.B , 26 .31% , 1/19/27 .. 1,029 1,009
FW2464901.UP.FTS.B , 27 .8% , 1/19/27 ... 4,338 4,386
FW2464391.UP.FTS.B , 27 .86% , 1/19/27 .. 1,191 84
FW2466130.UP.FTS.B , 28 .33% , 1/19/27 .. 1,649 1,659
FW2465882.UP.FTS.B , 28 .77% , 1/19/27 .. 1,151 171
FW2464452.UP.FTS.B , 30 .15% , 1/19/27 .. 1,141 1,098
FW2465848.UP.FTS.B , 30 .66% , 1/19/27 .. 1,474 1,490
FW2464665.UP.FTS.B , 30 .79% , 1/19/27 .. 1,065 1,025
FW2465741.UP.FTS.B , 30 .94% , 1/19/27 .. 1,270 1,282
FW2466073.UP.FTS.B , 30 .97% , 1/19/27 .. 739 747
FW2464672.UP.FTS.B , 30 .98% , 1/19/27 .. 1,446 100
FW2465572.UP.FTS.B , 30 .98% , 1/19/27 .. 2,706 2,601
FW2465216.UP.FTS.B , 31 .14% , 1/19/27 .. 891 262
FW2466141.UP.FTS.B , 32% , 1/19/27 .... 4,608 4,659
L2459145.UP.FTS.B , 26 .05% , 1/20/27 .... 1,551 1,549
FW2465759.UP.FTS.B , 30 .48% , 1/24/27 .. 4,405 306
FW2465212.UP.FTS.B , 14 .46% , 2/01/27 .. 16,105 1,170
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1738592.UP.FTS.B , 28 .44% , 2/20/27 .. $ 4,267 $ 4,313
L2635721.UP.FTS.B , 6% , 2/22/27 ....... 2,976 2,944
L2675715.UP.FTS.B , 6 .52% , 2/22/27 .... 6,221 6,179
FW2676020.UP.FTS.B , 6 .82% , 2/22/27 ... 4,741 4,710
FW2676337.UP.FTS.B , 8 .57% , 2/22/27 ... 7,608 7,567
L2675123.UP.FTS.B , 8 .62% , 2/22/27 .... 4,228 4,199
FW2675837.UP.FTS.B , 9 .42% , 2/22/27 ... 4,463 4,439
FW2675651.UP.FTS.B , 9 .54% , 2/22/27 ... 4,349 4,326
FW2675906.UP.FTS.B , 9 .67% , 2/22/27 ... 33,596 8,389
FW2675315.UP.FTS.B , 9 .86% , 2/22/27 ... 18,487 18,405
FW2675769.UP.FTS.B , 11 .04% , 2/22/27 .. 22,037 21,954
FW2675566.UP.FTS.B , 11 .18% , 2/22/27 .. 10,944 795
FW2675417.UP.FTS.B , 12 .04% , 2/22/27 .. 5,564 5,537
FW2675303.UP.FTS.B , 12 .76% , 2/22/27 .. 10,112 10,055
L2676179.UP.FTS.B , 13 .92% , 2/22/27 .... 9,965 9,927
L2675483.UP.FTS.B , 14 .22% , 2/22/27 .... 3,063 3,052
L2675701.UP.FTS.B , 15 .05% , 2/22/27 .... 4,651 4,632
FW2675787.UP.FTS.B , 15 .6% , 2/22/27 ... 6,399 6,388
FW2676119.UP.FTS.B , 15 .87% , 2/22/27 .. 3,037 3,034
FW2674729.UP.FTS.B , 15 .98% , 2/22/27 .. 3,243 3,231
FW2675367.UP.FTS.B , 16 .08% , 2/22/27 .. 6,762 6,754
L2675286.UP.FTS.B , 16 .53% , 2/22/27 .... 10,682 10,668
FW2676101.UP.FTS.B , 16 .63% , 2/22/27 .. 7,400 7,391
FW2676275.UP.FTS.B , 16 .64% , 2/22/27 .. 15,228 15,173
FW2673151.UP.FTS.B , 16 .69% , 2/22/27 .. 3,399 3,395
L2676056.UP.FTS.B , 17 .4% , 2/22/27 .... 2,733 2,730
L2675381.UP.FTS.B , 18 .91% , 2/22/27 .... 10,974 1,624
L2675889.UP.FTS.B , 18 .95% , 2/22/27 .... 35,737 35,596
FW2675506.UP.FTS.B , 19 .13% , 2/22/27 .. 7,538 7,535
FW2675598.UP.FTS.B , 19 .23% , 2/22/27 .. 4,158 4,156
L2676048.UP.FTS.B , 19 .28% , 2/22/27 .... 24,957 24,948
FW2675827.UP.FTS.B , 19 .75% , 2/22/27 .. 2,992 2,988
FW2675725.UP.FTS.B , 19 .97% , 2/22/27 .. 4,197 4,185
FW2676447.UP.FTS.B , 21 .12% , 2/22/27 .. 5,404 5,390
L2675752.UP.FTS.B , 21 .22% , 2/22/27 .... 2,306 345
L2676182.UP.FTS.B , 21 .37% , 2/22/27 .... 1,780 1,759
L2675531.UP.FTS.B , 21 .9% , 2/22/27 .... 11,245 11,236
L2675653.UP.FTS.B , 22 .41% , 2/22/27 .... 3,108 3,132
FW2674944.UP.FTS.B , 22 .84% , 2/22/27 .. 6,410 6,474
FW2675190.UP.FTS.B , 23 .05% , 2/22/27 .. 4,282 4,325
FW2675530.UP.FTS.B , 23 .25% , 2/22/27 .. 2,141 2,163
L2675554.UP.FTS.B , 23 .55% , 2/22/27 .... 7,153 7,223
L2676113.UP.FTS.B , 24 .05% , 2/22/27 .... 14,925 4,342
FW2675485.UP.FTS.B , 24 .08% , 2/22/27 .. 3,159 3,190
FW2676351.UP.FTS.B , 24 .32% , 2/22/27 .. 3,954 3,993
FW2675911.UP.FTS.B , 24 .61% , 2/22/27 .. 2,162 2,183
L2674079.UP.FTS.B , 24 .8% , 2/22/27 .... 2,331 2,310
L2676213.UP.FTS.B , 25 .44% , 2/22/27 .... 1,938 1,956
FW2676003.UP.FTS.B , 25 .6% , 2/22/27 ... 1,491 1,501
FW2675282.UP.FTS.B , 26 .25% , 2/22/27 .. 36,359 36,710
L2676015.UP.FTS.B , 26 .95% , 2/22/27 .... 703 701
FW2675720.UP.FTS.B , 27 .06% , 2/22/27 .. 2,418 2,441
FW2675330.UP.FTS.B , 27 .13% , 2/22/27 .. 2,419 2,442
FW2675561.UP.FTS.B , 27 .52% , 2/22/27 .. 5,290 5,341
FW2675991.UP.FTS.B , 27 .58% , 2/22/27 .. 1,836 1,854
FW2675198.UP.FTS.B , 30 .64% , 2/22/27 .. 5,203 5,250
FW2675958.UP.FTS.B , 30 .93% , 2/22/27 .. 1,051 1,050
FW2676100.UP.FTS.B , 31 .11% , 2/22/27 .. 1,336 1,334

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2670166.UP.FTS.B , 31 .29% , 2/22/27 .. $ 1,931 $ 1,942
FW2675064.UP.FTS.B , 31 .47% , 2/22/27 .. 2,303 2,319
FW2676065.UP.FTS.B , 31 .64% , 2/22/27 .. 7,247 7,315
FW2675468.UP.FTS.B , 31 .91% , 2/22/27 .. 5,816 5,871
FW2675534.UP.FTS.B , 32 .24% , 2/22/27 .. 6,735 6,799
FW2676248.UP.FTS.B , 25 .38% , 3/05/27 .. 2,461 2,482
L2057382.UP.FTS.B , 22 .46% , 4/16/27 .... 1,531 1,525
L2057372.UP.FTS.B , 23 .63% , 4/16/27 .... 5,075 5,105
FW2056081.UP.FTS.B , 30 .81% , 4/16/27 .. 1,544 1,556
L2980992.UP.FTS.B , 5 .74% , 4/20/27 .... 5,201 5,166
L2982277.UP.FTS.B , 7 .61% , 4/20/27 .... 5,757 5,721
L2981847.UP.FTS.B , 12 .88% , 4/20/27 .... 6,694 6,658
FW2981800.UP.FTS.B , 15 .54% , 4/20/27 .. 14,059 13,999
FW2982570.UP.FTS.B , 15 .54% , 4/20/27 .. 7,283 530
L2981666.UP.FTS.B , 17 .74% , 4/20/27 .... 34,026 33,176
L2982362.UP.FTS.B , 19 .25% , 4/20/27 .... 1,616 1,532
L2981534.UP.FTS.B , 19 .74% , 4/20/27 .... 9,029 310
FW2982412.UP.FTS.B , 19 .87% , 4/20/27 .. 8,723 8,684
FW2980149.UP.FTS.B , 20 .02% , 4/20/27 .. 4,213 1,160
FW2982427.UP.FTS.B , 20 .52% , 4/20/27 .. 17,434 17,354
FW2980976.UP.FTS.B , 25 .24% , 4/20/27 .. 10,980 11,064
FW2981812.UP.FTS.B , 25 .87% , 4/20/27 .. 2,421 2,435
L2981818.UP.FTS.B , 25 .89% , 4/20/27 .... 7,342 7,313
L2981438.UP.FTS.B , 25 .94% , 4/20/27 .... 2,274 2,287
FW2982630.UP.FTS.B , 27 .01% , 4/20/27 .. 2,514 2,529
FW2973701.UP.FTS.B , 27 .5% , 4/20/27 ... 10,398 10,465
FW2982476.UP.FTS.B , 28 .13% , 4/20/27 .. 23,011 23,150
FW2982596.UP.FTS.B , 28 .27% , 4/20/27 .. 1,152 1,159
FW2982248.UP.FTS.B , 30 .44% , 4/20/27 .. 3,921 3,767
FW2980005.UP.FTS.B , 30 .65% , 4/20/27 .. 1,153 1,162
FW2982470.UP.FTS.B , 30 .66% , 4/20/27 .. 1,791 1,802
FW2981979.UP.FTS.B , 31 .12% , 4/20/27 .. 885 878
FW2981459.UP.FTS.B , 31 .69% , 4/20/27 .. 7,365 7,411
L2981618.UP.FTS.B , 6 .67% , 4/22/27 .... 8,523 8,470
FW2982593.UP.FTS.B , 14 .46% , 4/25/27 .. 5,591 5,567
L2241971.UP.FTS.B , 20 .32% , 5/13/27 .... 2,638 2,627
L2233875.UP.FTS.B , 22 .25% , 5/13/27 .... 23,290 22,392
L2242418.UP.FTS.B , 25 .33% , 5/13/27 .... 9,176 8,832
FW2240660.UP.FTS.B , 30 .84% , 5/13/27 .. 4,002 –
L2465861.UP.FTS.B , 5 .83% , 6/19/27 .... 17,329 17,198
FW2451492.UP.FTS.B , 6 .07% , 6/19/27 ... 32,308 32,061
FW2465871.UP.FTS.B , 12 .64% , 6/19/27 .. 6,382 6,339
L2465393.UP.FTS.B , 22 .66% , 6/19/27 .... 17,087 16,453
L2465105.UP.FTS.B , 22 .96% , 6/19/27 .... 37,849 5,799
FW1739404.UP.FTS.B , 26 .55% , 7/20/27 .. 2,033 2,007
L2675722.UP.FTS.B , 13 .92% , 7/22/27 .... 2,447 177
FW2676429.UP.FTS.B , 14 .76% , 7/22/27 .. 15,934 15,835
FW2676135.UP.FTS.B , 19 .68% , 7/22/27 .. 37,777 37,657
FW2674747.UP.FTS.B , 21 .11% , 7/22/27 .. 5,856 418
L2676160.UP.FTS.B , 25 .17% , 7/22/27 .... 9,563 9,579
FW2675109.UP.FTS.B , 27 .79% , 7/22/27 .. 5,594 5,631
FW2675392.UP.FTS.B , 28 .93% , 7/22/27 .. 1,623 1,628
FW2675671.UP.FTS.B , 16 .46% , 7/28/27 .. 21,111 1,522
FW2675967.UP.FTS.B , 29 .34% , 8/07/27 .. 1,469 103
FW2981809.UP.FTS.B , 26 .39% , 9/20/27 .. 3,826 3,664
L2465923.UP.FTS.B , 24 .48% , 11/19/27 ... 32,105 31,965
FW2675681.UP.FTS.B , 27 .55% , 12/22/27 . 8,562 608
L2982002.UP.FTS.B , 25 .37% , 2/20/28 .... 6,053 6,040
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
$ 1,657,959
Total Marketplace Loans (Cost $ 3,401,751 ) ......
$2,993,854

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2024
Franklin Strategic Income VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.
FSI-120
At March 31, 2024, the Fund had the following futures contracts outstanding.
At March 31, 2024 , the Fund had the following forward exchange contracts outstanding.
At March 31, 2024, the Fund had the following credit default swap contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 41 $ 4,542,672 6/18/24 $ 25,887
U.S. Treasury 10 Year Ultra Notes ................ Short 43 4,928,203 6/18/24 (34,293)
U.S. Treasury 5 Year Notes ..................... Long 153 16,373,391 6/28/24 34,470
U.S. Treasury Long Bonds ..................... Short 25 3,010,938 6/18/24 (27,850)
U.S. Treasury Ultra Bonds ...................... Long 8 1,032,000 6/18/24 16,487
Total Futures Contracts ...................................................................... $14,701
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Japanese Yen ...... JPHQ Buy 198,000,000 1,401,661 4/05/24 $ — $ (93,176)
Euro ............. JPHQ Sell 449,350 484,907 4/22/24 — (239)
Euro ............. JPHQ Sell 1,100,000 1,204,386 5/22/24 15,288 —
Columbian Peso .... JPHQ Sell 5,400,000,000 1,339,246 8/20/24 — (26,182)
Total Forward Exchange Contracts ................................................... $15,288 $(119,597)
Net unrealized appreciation (depreciation) ............................................ $(104,309)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c) (d)
Traded Index
CDX.NA.HY.41 . 5.00% Quarterly 12/20/28 7,750,000 $ 574,444 $ (2,640) $ 577,084
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $574,444 $(2,640) $577,084

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments
FSI-121
See Abbreviations on page 173 .
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Sell Protection
(c) (d)
Single Name
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 1,230,000 $ (13,721) $ (143,468) $ 129,747 B+
Traded Index
CDX.NA.HY.33 . 5.00% Quarterly CITI 12/20/24 1,700,000 60,307 (14,594) 74,901
Non-
Investment
Grade
Total OTC Swap Contracts .............................................. $46,586 $(158,062) $204,648
Total Credit Default Swap Contracts .................................... $621,030 $ (160,702) $781,732
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2024
Franklin U.S. Government Securities VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 0.9%
Oil, Gas & Consumable Fuels 0.9%
Reliance Industries Ltd. ,
Senior Bond , 2.512% , 1/15/26 .......................... India 2,625,000 $ 2,542,410
Senior Note , 1.87% , 1/15/26 ........................... India 1,473,684 1,415,925
Senior Note , 2.06% , 1/15/26 ........................... India 1,250,000 1,203,056
5,161,391
Total Corporate Bonds (Cost $ 5,320,733 ) .......................................
5,161,391
Foreign Government and Agency Securities 1.9%
Israel Government Bond , Senior Bond , 5.5% , 4/26/24 ..........
Israel 10,000,000 10,000,083
Petroleos Mexicanos , Senior Bond , 2.378% , 4/15/25 ...........
Mexico 493,500 485,154
Total Foreign Government and Agency Securities (Cost $ 10,487,085 ) ..............
10,485,237
U.S. Government and Agency Securities 15.1%
FHLB , 2.625%, 9/12/25 .................................
United States 10,000,000 9,693,332
U.S. International Development Finance Corp. (The) , 4.01%, 5/15/30
United States 1,150,000 1,120,954
U.S. Treasury Notes ,
3%, 6/30/24 ........................................ United States 3,000,000 2,982,488
a
Index Linked, 0.125%, 7/15/24 .......................... United States 6,350,000 8,258,165
2.375%, 8/15/24 ..................................... United States 22,000,000 21,758,701
2.25%, 8/15/27 ..................................... United States 34,040,000 31,791,498
0.625%, 8/15/30 ..................................... United States 8,500,000 6,808,965
Total U.S. Government and Agency Securities (Cost $ 87,790,998 ) .................
82,414,103
Mortgage-Backed Securities 76.4%
b
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.7%
FHLMC , 5.185%, ( 1-year CMT T-Note +/- MBS Margin), 5/01/37 .. United States 44,491 44,207
FHLMC , 5.535% - 5.952%, ( 1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 3/01/36 - 4/01/40 .......... United States 3,722,149 3,779,123
3,823,330
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 10.9%
FHLMC Gold Pool, 15 Year , 4.5%, 3/01/25 - 4/01/25 ........... United States 22,758 22,548
FHLMC Gold Pool, 20 Year , 3.5%, 3/01/32 .................. United States 856,430 819,570
FHLMC Gold Pool, 30 Year , 3%, 5/01/43 .................... United States 138,585 123,953
FHLMC Gold Pool, 30 Year , 3.5%, 5/01/43 .................. United States 21,769 20,013
FHLMC Gold Pool, 30 Year , 4%, 9/01/40 - 12/01/41 ............ United States 2,063,966 1,959,489
FHLMC Gold Pool, 30 Year , 4.5%, 5/01/40 - 7/01/41 ........... United States 603,916 592,965
FHLMC Gold Pool, 30 Year , 5%, 9/01/33 - 4/01/40 ............. United States 1,875,507 1,876,275
FHLMC Gold Pool, 30 Year , 5.5%, 7/01/33 - 5/01/38 ........... United States 363,757 371,740
FHLMC Gold Pool, 30 Year , 6%, 7/01/28 - 8/01/35 ............. United States 338,959 346,862
FHLMC Gold Pool, 30 Year , 6.5%, 5/01/29 - 5/01/35 ........... United States 95,943 99,202
FHLMC Gold Pool, 30 Year , 7%, 4/01/24 - 9/01/31 ............. United States 27,860 28,765
FHLMC Gold Pool, 30 Year , 8.5%, 7/01/31 .................. United States 47,571 49,761
FHLMC Pool, 30 Year , 2%, 1/01/51 ........................ United States 4,458,079 3,574,095
FHLMC Pool, 30 Year , 4%, 11/01/45 ....................... United States 7,421,351 7,031,825
FHLMC Pool, 30 Year , 4.5%, 1/01/49 ....................... United States 2,253,951 2,195,035
FHLMC Pool, 30 Year , 4.5%, 10/01/52 ...................... United States 14,386,804 13,705,160
FHLMC Pool, 30 Year , 5%, 12/01/52 ....................... United States 13,927,979 13,603,472
FHLMC Pool, 30 Year , 5.5%, 1/01/53 ....................... United States 13,589,810 13,536,195
59,956,925

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
b
Federal National Mortgage Association (FNMA) Adjustable Rate 2.0%
FNMA , 4.376% - 5.705%, ( COFI 11th District +/- MBS Margin),
6/01/25 - 11/01/36 ................................... United States 23,495 $ 23,064
FNMA , 5.97%, ( 1-year Refinitiv USD IBOR Consumer Cash
Fallbacks +/- MBS Margin), 9/01/37 ...................... United States 3,361,872 3,463,016
FNMA , 3.884% - 6.723%, ( 1-year CMT T-Note +/- MBS Margin),
11/01/24 - 12/01/40 .................................. United States 2,365,272 2,395,682
FNMA , 5.296% - 6.755%, ( 1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 1/01/32 - 4/01/41 .......... United States 4,945,741 5,019,233
FNMA , 5.781% - 7.474%, ( 12-month average of 1-year CMT +/-
MBS Margin), 9/01/35 - 10/01/44 ........................ United States 117,972 117,988
FNMA , 4.845% - 7.49%, ( 6-month Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 12/01/24 - 3/01/37 ......... United States 196,024 196,214
11,215,197
Federal National Mortgage Association (FNMA) Fixed Rate 20.2%
FNMA , 2.64%, 7/01/25 ................................. United States 2,233,230 2,161,778
FNMA , 2.77%, 4/01/25 ................................. United States 3,500,000 3,404,054
FNMA , 3.28%, 7/01/27 ................................. United States 4,000,000 3,811,405
FNMA , 5.5%, 4/01/34 .................................. United States 365,435 363,721
FNMA, 15 Year , 2%, 9/01/35 ............................. United States 1,960,666 1,753,647
FNMA, 15 Year , 3%, 9/01/37 ............................. United States 11,107,976 10,338,446
FNMA, 15 Year , 5.5%, 1/01/25 ........................... United States 1,829 1,844
FNMA, 30 Year , 2.5%, 8/01/51 ........................... United States 8,789,704 7,301,423
FNMA, 30 Year , 2.5%, 9/01/51 ........................... United States 19,401,914 16,112,738
FNMA, 30 Year , 2.5%, 11/01/51 ........................... United States 4,498,830 3,734,299
FNMA, 30 Year , 2.5%, 12/01/51 ........................... United States 6,140,806 5,094,835
FNMA, 30 Year , 2.5%, 2/01/52 ........................... United States 8,066,692 6,689,727
FNMA, 30 Year , 3%, 12/01/42 ............................ United States 49,311 44,361
FNMA, 30 Year , 3%, 7/01/51 ............................. United States 3,842,299 3,325,790
FNMA, 30 Year , 3%, 9/01/51 ............................. United States 3,271,184 2,826,042
FNMA, 30 Year , 3.5%, 7/01/45 ........................... United States 8,585,414 7,860,296
FNMA, 30 Year , 4%, 1/01/41 - 8/01/41 ...................... United States 2,016,779 1,911,216
FNMA, 30 Year , 4%, 9/01/52 ............................. United States 14,571,544 13,520,000
FNMA, 30 Year , 4.5%, 8/01/40 - 6/01/41 .................... United States 1,868,914 1,830,187
FNMA, 30 Year , 5%, 3/01/34 - 7/01/41 ...................... United States 1,221,879 1,221,297
FNMA, 30 Year , 5.5%, 12/01/32 - 8/01/35 ................... United States 801,786 817,910
FNMA, 30 Year , 5.5%, 3/01/54 ........................... United States 3,867,460 3,848,869
FNMA, 30 Year , 6%, 6/01/29 - 8/01/38 ...................... United States 603,201 617,088
FNMA, 30 Year , 6%, 8/01/53 ............................. United States 11,301,888 11,412,924
FNMA, 30 Year , 6.5%, 4/01/24 - 9/01/36 .................... United States 82,846 86,377
FNMA, 30 Year , 7.5%, 8/01/25 ........................... United States 337 337
FNMA, 30 Year , 8%, 7/01/24 - 9/01/24 ...................... United States 152 152
FNMA, 30 Year , 9%, 10/01/26 ............................ United States 18,485 18,506
110,109,269
Government National Mortgage Association (GNMA) Fixed Rate 42.6%
GNMA I, 30 Year , 5%, 9/15/40 ............................ United States 6,777,738 6,786,564
GNMA I, 30 Year , 5.5%, 3/15/32 - 2/15/38 ................... United States 202,851 207,908
GNMA I, 30 Year , 6%, 7/15/29 - 11/15/38 .................... United States 158,716 163,233
GNMA I, 30 Year , 6.5%, 12/15/28 - 1/15/33 .................. United States 75,418 77,242
GNMA I, 30 Year , 7%, 12/15/28 ........................... United States 3,496 3,556
GNMA I, 30 Year , 7.5%, 12/15/31 - 8/15/33 .................. United States 63,113 65,567
GNMA I, Single-family, 30 Year , 3%, 7/15/42 ................. United States 201,161 181,832
GNMA I, Single-family, 30 Year , 4%, 10/15/40 - 8/15/46 ......... United States 3,024,728 2,877,133
GNMA I, Single-family, 30 Year , 4.5%, 1/15/39 - 6/15/41 ........ United States 4,518,662 4,462,537
GNMA I, Single-family, 30 Year , 5.5%, 1/15/29 - 10/15/39 ........ United States 1,506,228 1,539,562
GNMA I, Single-family, 30 Year , 6%, 3/15/29 - 9/15/38 .......... United States 592,260 608,540

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA I, Single-family, 30 Year , 6.5%, 4/15/24 - 5/15/37 ........ United States 293,395 $ 301,479
GNMA I, Single-family, 30 Year , 7%, 12/15/25 - 9/15/31 ......... United States 34,130 34,334
GNMA I, Single-family, 30 Year , 7.5%, 11/15/26 - 11/15/27 ....... United States 2,859 2,867
GNMA I, Single-family, 30 Year , 8.5%, 9/15/24 - 12/15/24 ........ United States 1,227 1,226
GNMA II, Single-family, 30 Year , 2%, 10/20/50 ................ United States 6,687,862 5,487,545
GNMA II, Single-family, 30 Year , 2%, 8/20/51 ................. United States 4,751,858 3,895,711
GNMA II, Single-family, 30 Year , 2%, 12/20/51 ................ United States 10,605,708 8,694,759
GNMA II, Single-family, 30 Year , 2%, 3/20/52 ................. United States 6,722,078 5,512,901
GNMA II, Single-family, 30 Year , 2.5%, 6/20/51 ............... United States 10,493,116 8,953,084
GNMA II, Single-family, 30 Year , 2.5%, 7/20/51 ............... United States 4,441,366 3,787,916
GNMA II, Single-family, 30 Year , 2.5%, 8/20/51 ............... United States 29,757,358 25,377,614
GNMA II, Single-family, 30 Year , 2.5%, 10/20/51 .............. United States 9,769,737 8,326,713
GNMA II, Single-family, 30 Year , 3%, 12/20/42 - 9/20/45 ........ United States 2,881,001 2,587,665
GNMA II, Single-family, 30 Year , 3%, 4/20/46 ................. United States 5,434,748 4,866,875
GNMA II, Single-family, 30 Year , 3%, 7/20/51 ................. United States 14,767,239 13,027,829
GNMA II, Single-family, 30 Year , 3%, 8/20/51 ................. United States 5,716,665 5,043,292
GNMA II, Single-family, 30 Year , 3%, 9/20/51 ................. United States 14,156,997 12,503,359
GNMA II, Single-family, 30 Year , 3%, 10/20/51 ................ United States 15,486,702 13,662,488
GNMA II, Single-family, 30 Year , 3%, 11/20/51 ................ United States 18,110,509 15,977,213
GNMA II, Single-family, 30 Year , 3.5%, 9/20/42 ............... United States 5,925,421 5,507,262
GNMA II, Single-family, 30 Year , 3.5%, 11/20/42 .............. United States 3,602,339 3,348,479
GNMA II, Single-family, 30 Year , 3.5%, 1/20/43 ............... United States 4,836,281 4,495,404
GNMA II, Single-family, 30 Year , 3.5%, 5/20/47 ............... United States 8,751,618 8,084,261
GNMA II, Single-family, 30 Year , 3.5%, 9/20/47 ............... United States 14,584,512 13,436,791
GNMA II, Single-family, 30 Year , 3.5%, 7/20/42 - 10/20/47 ....... United States 13,914,205 12,923,800
GNMA II, Single-family, 30 Year , 3.5%, 11/20/47 .............. United States 3,926,724 3,614,520
GNMA II, Single-family, 30 Year , 4%, 11/20/39 - 2/20/44 ......... United States 6,401,722 6,139,993
GNMA II, Single-family, 30 Year , 4.5%, 10/20/39 - 10/20/44 ...... United States 8,651,389 8,530,621
GNMA II, Single-family, 30 Year , 5%, 9/20/33 - 6/20/44 ......... United States 3,533,261 3,564,580
GNMA II, Single-family, 30 Year , 5.5%, 5/20/34 - 6/20/38 ........ United States 1,463,104 1,504,462
GNMA II, Single-family, 30 Year , 5.5%, 3/20/54 ............... United States 5,520,000 5,517,663
GNMA II, Single-family, 30 Year , 6%, 4/20/28 - 7/20/39 ......... United States 955,846 991,132
GNMA II, Single-family, 30 Year , 6.5%, 12/20/27 - 4/20/32 ....... United States 121,968 124,949
GNMA II, Single-family, 30 Year , 7%, 5/20/32 ................. United States 2,956 3,043
GNMA II, Single-family, 30 Year , 7.5%, 10/20/25 - 11/20/26 ...... United States 4,829 4,838
GNMA II, Single-family, 30 Year , 8%, 8/20/26 ................. United States 821 829
232,811,171
Total Mortgage-Backed Securities (Cost $ 471,909,229 ) ...........................
417,915,892
Total Long Term Investments (Cost $ 575,508,045 ) ...............................
515,976,623
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 173 .
Short Term Investments 5.3%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 5.3%
c
Joint Repurchase Agreement , 5.232% , 4/01/24 (Maturity Value
$ 29,155,126 )
BNP Paribas Securities Corp. (Maturity Value $14,368,229)
Deutsche Bank Securities, Inc. (Maturity Value $6,166,018)
HSBC Securities (USA), Inc. (Maturity Value $8,620,879)
Collateralized by U.S. Government Agency Securities, 3% - 7%,
9/20/45 - 3/20/54; and U.S. Treasury Notes, 0.5% - 4.38%, 4/30/25
- 8/31/28 (valued at $ 29,732,999 ) ........................ 29,138,187 $ 29,138,187
Total Repurchase Agreements (Cost $ 29,138,187 ) ...............................
29,138,187
Total Short Term Investments (Cost $ 29,138,187 ) ................................
29,138,187
a
Total Investments (Cost $ 604,646,232 ) 99.6% ...................................
$545,114,810
Other Assets, less Liabilities 0.4% .............................................
1,811,629
Net Assets 100.0% ...........................................................
$546,926,439
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Principal amount of security is adjusted for inflation.
b
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2024, all repurchase agreements had been entered into on March 28, 2024.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2024
Franklin VolSmart Allocation VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks 68.6%
Aerospace & Defense 1.2%
General Dynamics Corp. .............................................. 2,886 $ 815,266
Huntington Ingalls Industries, Inc. ....................................... 203 59,168
RTX Corp. ........................................................ 10,326 1,007,095
1,881,529
Air Freight & Logistics 0.5%
United Parcel Service, Inc., B .......................................... 5,419 805,426
Automobile Components 0.0%
†
Gentex Corp. ...................................................... 1,606 58,009
Automobiles 0.2%
a
Tesla, Inc. ......................................................... 2,227 391,484
a
Banks 1.3%
Citigroup, Inc. ...................................................... 7,491 473,731
First Citizens BancShares , Inc., A ....................................... 49 80,115
JPMorgan Chase & Co. ............................................... 7,762 1,554,728
New York Community Bancorp, Inc. ...................................... 13,549 43,628
2,152,202
Beverages 0.7%
PepsiCo, Inc. ...................................................... 6,004 1,050,760
Biotechnology 2.2%
AbbVie, Inc. ....................................................... 10,314 1,878,179
Amgen, Inc. ....................................................... 1,993 566,650
a
Exelixis , Inc. ....................................................... 2,644 62,742
a
Neurocrine Biosciences, Inc. ........................................... 450 62,064
a
Regeneron Pharmaceuticals, Inc. ....................................... 470 452,370
a
Roivant Sciences Ltd. ................................................ 5,290 55,757
a
Vertex Pharmaceuticals, Inc. ........................................... 1,253 523,767
3,601,529
Broadline Retail 1.2%
a
Amazon.com, Inc. ................................................... 10,046 1,812,097
Macy's, Inc. ........................................................ 3,313 66,227
1,878,324
Building Products 1.4%
Armstrong World Industries, Inc. ........................................ 494 61,365
a
Builders FirstSource , Inc. ............................................. 624 130,135
Carlisle Cos., Inc. ................................................... 2,203 863,245
Johnson Controls International plc ....................................... 12,127 792,136
Lennox International, Inc. ............................................. 134 65,494
Masco Corp. ....................................................... 916 72,254
Owens Corning ..................................................... 432 72,058
Trane Technologies plc ............................................... 682 204,736
2,261,423
Capital Markets 1.0%
Cboe Global Markets, Inc. ............................................. 451 82,862
Charles Schwab Corp. (The) ........................................... 4,140 299,488
Evercore, Inc., A .................................................... 315 60,666
LPL Financial Holdings, Inc. ........................................... 310 81,902
Moody's Corp. ...................................................... 657 258,221
Nasdaq, Inc. ....................................................... 13,985 882,453
1,665,592

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Chemicals 3.0%
Air Products and Chemicals, Inc. ........................................ 4,169 $ 1,010,024
Celanese Corp., A ................................................... 380 65,307
CF Industries Holdings, Inc. ........................................... 811 67,483
Ecolab, Inc. ........................................................ 3,360 775,824
Linde plc .......................................................... 4,535 2,105,691
LyondellBasell Industries NV, A ......................................... 1,127 115,269
NewMarket Corp. ................................................... 93 59,020
Sherwin-Williams Co. (The) ............................................ 1,676 582,125
4,780,743
Commercial Services & Supplies 1.3%
Cintas Corp. ....................................................... 1,681 1,154,898
a
Clean Harbors, Inc. .................................................. 315 63,413
a
Copart, Inc. ........................................................ 3,745 216,910
Republic Services, Inc., A ............................................. 961 183,974
Veralto Corp. ....................................................... 623 55,235
Waste Management, Inc. .............................................. 2,087 444,844
2,119,274
Communications Equipment 0.8%
a
Arista Networks, Inc. ................................................. 1,166 338,117
Cisco Systems, Inc. ................................................. 15,299 763,573
Juniper Networks, Inc. ................................................ 1,587 58,814
Motorola Solutions, Inc. ............................................... 337 119,628
1,280,132
Construction & Engineering 0.1%
EMCOR Group, Inc. ................................................. 222 77,744
Construction Materials 0.0%
†
Eagle Materials, Inc. ................................................. 225 61,144
Consumer Finance 0.1%
OneMain Holdings, Inc. ............................................... 1,204 61,513
SLM Corp. ........................................................ 2,790 60,794
Synchrony Financial ................................................. 1,760 75,891
198,198
Consumer Staples Distribution & Retail 1.6%
Albertsons Cos., Inc., A ............................................... 2,919 62,584
Casey's General Stores, Inc. ........................................... 191 60,824
Costco Wholesale Corp. .............................................. 927 679,148
Target Corp. ....................................................... 4,935 874,531
Walmart, Inc. ...................................................... 14,199 854,354
2,531,441
Containers & Packaging 0.0%
†
Packaging Corp. of America ........................................... 340 64,525
Diversified Consumer Services 0.1%
a
Grand Canyon Education, Inc. .......................................... 435 59,251
H&R Block, Inc. ..................................................... 1,163 57,115
116,366
Diversified Telecommunication Services 0.6%
AT&T, Inc. ......................................................... 14,331 252,226
Verizon Communications, Inc. .......................................... 18,213 764,217
1,016,443

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Electric Utilities 0.0%
†
Hawaiian Electric Industries, Inc. ........................................ 4,801 $ 54,107
Electrical Equipment 0.7%
Acuity Brands, Inc. .................................................. 231 62,077
Eaton Corp. plc ..................................................... 1,370 428,371
nVent Electric plc ................................................... 9,000 678,600
1,169,048
Electronic Equipment, Instruments & Components 0.3%
Amphenol Corp., A .................................................. 1,733 199,902
Avnet, Inc. ........................................................ 1,282 63,562
CDW Corp. ........................................................ 366 93,615
Jabil, Inc. ......................................................... 570 76,351
Vontier Corp. ....................................................... 1,348 61,145
494,575
Financial Services 2.7%
a
Berkshire Hathaway, Inc., B ............................................ 1,641 690,074
Mastercard, Inc., A .................................................. 2,177 1,048,378
MGIC Investment Corp. ............................................... 3,000 67,080
Visa, Inc., A ........................................................ 9,216 2,572,001
Western Union Co. (The) .............................................. 4,235 59,205
4,436,738
Food Products 0.9%
Ingredion, Inc. ...................................................... 508 59,360
McCormick & Co., Inc. ............................................... 7,842 602,344
Mondelez International, Inc., A .......................................... 10,975 768,250
1,429,954
Gas Utilities 0.1%
Atmos Energy Corp. ................................................. 612 72,748
National Fuel Gas Co. ................................................ 1,208 64,894
137,642
Ground Transportation 1.0%
JB Hunt Transport Services, Inc. ........................................ 2,396 477,403
Norfolk Southern Corp. ............................................... 2,512 640,233
Ryder System, Inc. .................................................. 522 62,739
a
Saia, Inc. ......................................................... 124 72,540
a
Uber Technologies, Inc. ............................................... 5,718 440,229
1,693,144
Health Care Equipment & Supplies 4.3%
Abbott Laboratories .................................................. 11,947 1,357,896
Becton Dickinson & Co. ............................................... 4,673 1,156,334
a
Boston Scientific Corp. ............................................... 2,788 190,950
a
IDEXX Laboratories, Inc. .............................................. 372 200,854
a
Intuitive Surgical, Inc. ................................................ 1,430 570,699
Medtronic plc ...................................................... 8,320 725,088
STERIS plc ........................................................ 324 72,841
Stryker Corp. ...................................................... 7,623 2,728,043
7,002,705
Health Care Providers & Services 2.4%
Cardinal Health, Inc. ................................................. 1,264 141,442
Cencora , Inc. ...................................................... 384 93,308
a
Centene Corp. ..................................................... 1,001 78,559
Chemed Corp. ..................................................... 96 61,625

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Health Care Providers & Services (continued)
Cigna Group (The) .................................................. 563 $ 204,476
a
DaVita, Inc. ........................................................ 463 63,917
Encompass Health Corp. ............................................. 783 64,660
HCA Healthcare, Inc. ................................................. 868 289,504
McKesson Corp. .................................................... 415 222,793
a
Molina Healthcare, Inc. ............................................... 197 80,934
UnitedHealth Group, Inc. .............................................. 5,119 2,532,369
Universal Health Services, Inc., B ....................................... 346 63,131
3,896,718
Health Care REITs 0.0%
†
Omega Healthcare Investors, Inc. ....................................... 1,892 59,920
Hotels, Restaurants & Leisure 1.7%
Booking Holdings, Inc. ............................................... 147 533,298
a
Chipotle Mexican Grill, Inc., A .......................................... 110 319,745
Darden Restaurants, Inc. ............................................. 443 74,047
Domino's Pizza, Inc. ................................................. 146 72,545
Hilton Worldwide Holdings, Inc. ......................................... 451 96,203
Marriott International, Inc., A ........................................... 771 194,531
McDonald's Corp. ................................................... 3,702 1,043,779
Starbucks Corp. .................................................... 2,988 273,073
Texas Roadhouse, Inc., A ............................................. 394 60,861
2,668,082
Household Durables 0.6%
DR Horton, Inc. ..................................................... 1,381 227,244
Garmin Ltd. ........................................................ 545 81,134
Lennar Corp., A ..................................................... 1,097 188,662
Lennar Corp., B .................................................... 387 59,668
a
NVR, Inc. ......................................................... 14 113,399
PulteGroup, Inc. .................................................... 1,053 127,013
Toll Brothers, Inc. ................................................... 562 72,706
a
TopBuild Corp. ..................................................... 151 66,550
936,376
Household Products 1.1%
Colgate-Palmolive Co. ............................................... 8,748 787,757
Procter & Gamble Co. (The) ........................................... 5,947 964,901
1,752,658
Independent Power and Renewable Electricity Producers 0.1%
Vistra Corp. ........................................................ 1,406 97,928
Industrial Conglomerates 0.7%
Honeywell International, Inc. ........................................... 5,517 1,132,364
Industrial REITs 0.0%
†
STAG Industrial, Inc. ................................................. 1,585 60,927
Insurance 0.8%
a
Arch Capital Group Ltd. ............................................... 1,474 136,256
Assurant, Inc. ...................................................... 330 62,119
Erie Indemnity Co., A ................................................. 1,270 509,994
Loews Corp. ....................................................... 751 58,796
Marsh & McLennan Cos., Inc. .......................................... 1,666 343,163
Reinsurance Group of America, Inc. ..................................... 336 64,808
Travelers Cos., Inc. (The) ............................................. 433 99,650
1,274,786

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Interactive Media & Services 2.1%
a
Alphabet, Inc., A .................................................... 7,074 $ 1,067,679
a
Alphabet, Inc., C .................................................... 6,041 919,803
Meta Platforms, Inc., A ............................................... 2,888 1,402,355
3,389,837
IT Services 1.5%
Accenture plc, A .................................................... 4,215 1,460,961
a
Akamai Technologies, Inc. ............................................. 543 59,057
Cognizant Technology Solutions Corp., A .................................. 1,786 130,896
a
Gartner, Inc. ....................................................... 221 105,344
a
GoDaddy, Inc., A .................................................... 515 61,120
International Business Machines Corp. ................................... 3,560 679,818
2,497,196
Life Sciences Tools & Services 1.1%
Bruker Corp. ....................................................... 684 64,255
Danaher Corp. ..................................................... 2,516 628,296
a
ICON plc .......................................................... 252 84,659
a
Medpace Holdings, Inc. ............................................... 161 65,068
West Pharmaceutical Services, Inc. ...................................... 2,450 969,490
1,811,768
Machinery 1.8%
Allison Transmission Holdings, Inc. ...................................... 769 62,412
Caterpillar, Inc. ..................................................... 1,764 646,383
Donaldson Co., Inc. ................................................. 4,540 339,047
Dover Corp. ....................................................... 4,170 738,882
Illinois Tool Works, Inc. ............................................... 1,247 334,608
ITT, Inc. .......................................................... 482 65,566
Lincoln Electric Holdings, Inc. .......................................... 254 64,882
PACCAR, Inc. ...................................................... 2,645 327,689
Parker-Hannifin Corp. ................................................ 369 205,087
Snap-on, Inc. ...................................................... 215 63,687
2,848,243
Media 0.4%
Comcast Corp., A ................................................... 14,088 610,715
Metals & Mining 0.3%
Nucor Corp. ....................................................... 1,071 211,951
Reliance, Inc. ...................................................... 259 86,553
Southern Copper Corp. ............................................... 737 78,505
Steel Dynamics, Inc. ................................................. 732 108,504
United States Steel Corp. ............................................. 1,235 50,363
535,876
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Rithm Capital Corp. .................................................. 5,147 57,441
Office REITs 0.1%
Cousins Properties, Inc. .............................................. 2,561 61,567
Kilroy Realty Corp. .................................................. 1,458 53,115
NET Lease Office Properties ........................................... 2,439 58,048
172,730
Oil, Gas & Consumable Fuels 1.8%
Antero Midstream Corp. .............................................. 4,351 61,175
Chevron Corp. ..................................................... 4,050 638,847
Diamondback Energy, Inc. ............................................. 355 70,350

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc. ................................................ 3,797 $ 485,408
Exxon Mobil Corp. ................................................... 3,958 460,078
Marathon Petroleum Corp. ............................................ 1,838 370,357
Ovintiv , Inc. ........................................................ 1,200 62,280
Phillips 66 ......................................................... 1,983 323,903
Pioneer Natural Resources Co. ......................................... 817 214,463
a
Southwestern Energy Co. ............................................. 8,013 60,739
Valero Energy Corp. ................................................. 1,390 237,259
2,984,859
Pharmaceuticals 2.6%
Eli Lilly & Co. ...................................................... 1,209 940,554
Johnson & Johnson ................................................. 11,854 1,875,184
Merck & Co., Inc. ................................................... 7,511 991,076
Organon & Co. ..................................................... 3,456 64,973
Zoetis, Inc., A ...................................................... 1,647 278,689
4,150,476
Professional Services 0.2%
Booz Allen Hamilton Holding Corp., A .................................... 399 59,227
Broadridge Financial Solutions, Inc. ...................................... 441 90,343
Leidos Holdings, Inc. ................................................. 521 68,298
Robert Half, Inc. .................................................... 731 57,954
Science Applications International Corp. .................................. 479 62,457
338,279
Retail REITs 0.2%
NNN REIT, Inc. ..................................................... 1,446 61,802
Simon Property Group, Inc. ............................................ 1,481 231,762
293,564
Semiconductors & Semiconductor Equipment 6.6%
a
Advanced Micro Devices, Inc. .......................................... 3,179 573,778
Analog Devices, Inc. ................................................. 6,067 1,199,992
Applied Materials, Inc. ................................................ 3,762 775,837
Broadcom, Inc. ..................................................... 845 1,119,971
Intel Corp. ......................................................... 14,992 662,197
KLA Corp. ......................................................... 676 472,233
Lam Research Corp. ................................................. 622 604,317
Microchip Technology, Inc. ............................................ 2,209 198,169
NVIDIA Corp. ...................................................... 2,460 2,222,758
QUALCOMM, Inc. ................................................... 5,111 865,292
Skyworks Solutions, Inc. .............................................. 643 69,650
Texas Instruments, Inc. ............................................... 10,711 1,865,963
10,630,157
Software 8.9%
a
Adobe, Inc. ........................................................ 1,449 731,165
a
Cadence Design Systems, Inc. ......................................... 1,160 361,085
a
Crowdstrike Holdings, Inc., A ........................................... 669 214,475
a
Fair Isaac Corp. .................................................... 107 133,708
Intuit, Inc. ......................................................... 787 511,550
a
Manhattan Associates, Inc. ............................................ 309 77,321
Microsoft Corp. ..................................................... 22,517 9,473,352
a
Nutanix, Inc., A ..................................................... 951 58,696
a
Palo Alto Networks, Inc. .............................................. 900 255,717
Roper Technologies, Inc. .............................................. 3,942 2,210,831

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Software (continued)
a
Synopsys, Inc. ..................................................... 602 $ 344,043
14,371,943
Specialized REITs 0.2%
EPR Properties ..................................................... 1,443 61,255
Gaming and Leisure Properties, Inc. ..................................... 1,302 59,983
Lamar Advertising Co., A .............................................. 540 64,482
Public Storage ..................................................... 652 189,119
374,839
Specialty Retail 1.9%
Dick's Sporting Goods, Inc. ............................................ 324 72,855
Lowe's Cos., Inc. .................................................... 4,477 1,140,426
Murphy USA, Inc. ................................................... 146 61,203
a
O'Reilly Automotive, Inc. .............................................. 257 290,122
Ross Stores, Inc. ................................................... 6,372 935,155
TJX Cos., Inc. (The) ................................................. 4,505 456,897
a
Ulta Beauty, Inc. .................................................... 111 58,040
Williams-Sonoma, Inc. ............................................... 340 107,960
3,122,658
Technology Hardware, Storage & Peripherals 2.3%
Apple, Inc. ........................................................ 19,929 3,417,425
Hewlett Packard Enterprise Co. ......................................... 5,640 99,997
HP, Inc. ........................................................... 4,109 124,174
NetApp, Inc. ....................................................... 952 99,932
3,741,528
Textiles, Apparel & Luxury Goods 0.6%
a
Deckers Outdoor Corp. ............................................... 124 116,716
NIKE, Inc., B ....................................................... 7,429 698,178
PVH Corp. ........................................................ 416 58,494
Ralph Lauren Corp., A ................................................ 307 57,642
Tapestry, Inc. ...................................................... 1,242 58,970
990,000
Tobacco 0.2%
Altria Group, Inc. .................................................... 8,576 374,085
Trading Companies & Distributors 1.1%
Fastenal Co. ....................................................... 2,176 167,857
MSC Industrial Direct Co., Inc., A ........................................ 583 56,574
United Rentals, Inc. .................................................. 278 200,468
Watsco , Inc. ....................................................... 145 62,636
WW Grainger, Inc. ................................................... 1,282 1,304,179
1,791,714
Total Common Stocks (Cost $60,930,256) ......................................
111,377,868
a
Investments In Underlying Funds 29.2%
Domestic Fixed Income 21.7%
b
Franklin U.S. Core Bond ETF .......................................... 1,112,475 23,740,216
b
Western Asset Core Plus Bond Fund, Class IS ............................. 1,218,548 11,405,613
35,145,829

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2024, the Fund had the following total return swap contracts outstanding.
See Abbreviations on page 173 .
a a
Shares
a
Value
a
Domestic Hybrid 7.5%
b
Franklin Income VIP Fund, Class 1 ...................................... 796,449 $ 12,161,783
Total Investments In Underlying Funds (Cost $54,860,406) .......................
47,307,612
Total Long Term Investments (Cost $115,790,662) ...............................
158,685,480
a
a a a a
Short Term Investments 2.3%
a
Money Market Funds 2.3%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.997% .................. 3,682,837 3,682,837
Total Money Market Funds (Cost $3,682,837) ...................................
3,682,837
Total Short Term Investments (Cost $3,682,837 ) .................................
3,682,837
a
Total Investments (Cost $119,473,499) 100.1% ..................................
$162,368,317
Other Assets, less Liabilities (0.1)% ...........................................
(69,114)
Net Assets 100.0% ...........................................................
$162,299,203
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 5 regarding investments in FT Underlying Funds.
c
The rate shown is the annualized seven-day effective yield at period end.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
Dynamic VIX Backwardation (BEFSDVB1 Index) .. — Monthly BZWS 5/24/24 4,000,000 $ (930)
Total Return Swap Contracts .................................................................... $(930)
*
In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2024
Templeton Developing Markets VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

I
a a Industry Shares a Value
a
Common Stocks 90.0%
Brazil 2.2%
a
Hypera SA ..................... Pharmaceuticals 103,087 $ 676,853
a
Oncoclinicas do Brasil Servicos Medicos
SA .......................... Health Care Providers & Services 591,704 1,044,111
TOTVS SA ..................... Software 135,185 764,961
Vale SA ........................ Metals & Mining 261,048 3,166,190
5,652,115
Cambodia 0.2%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 1,089,238 476,521
Chile 0.9%
Banco Santander Chile , ADR ....... Banks 113,339 2,247,512
China 22.1%
Alibaba Group Holding Ltd. ......... Broadline Retail 1,067,200 9,650,574
Alibaba Group Holding Ltd. , ADR .... Broadline Retail 8,158 590,313
b
BAIC Motor Corp. Ltd. , H , 144A , Reg S Automobiles 1,500,600 410,866
a
Baidu, Inc. , A .................... Interactive Media & Services 272,655 3,589,423
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd. , A ........... Construction Materials 256,500 570,481
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 2,638,365 1,820,918
Chervon Holdings Ltd. ............. Household Durables 132,261 332,222
China Merchants Bank Co. Ltd. , H .... Banks 1,214,803 4,814,924
China Resources Building Materials
Technology Holdings Ltd. ......... Construction Materials 2,844,315 433,099
China Resources Land Ltd. ......... Real Estate Management & Development 132,733 421,089
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 1,048,422 575,671
a,c
Daqo New Energy Corp. , ADR ...... Semiconductors & Semiconductor Equipment 54,018 1,520,607
b
Greentown Service Group Co. Ltd. , Reg
S ........................... Real Estate Management & Development 529,539 202,636
Guangzhou Tinci Materials Technology
Co. Ltd. , A .................... Chemicals 794,548 2,394,775
Haier Smart Home Co. Ltd. , D ....... Household Durables 836,125 1,199,675
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 668,893 897,344
JD.com, Inc. , A .................. Broadline Retail 11,027 151,257
a,b
Meituan Dianping , B , 144A , Reg S ... Hotels, Restaurants & Leisure 128,959 1,591,892
NetEase, Inc. ................... Entertainment 90,910 1,883,817
Ping An Bank Co. Ltd. , A ........... Banks 689,322 1,001,271
Ping An Insurance Group Co. of China
Ltd. , H ....................... Insurance 501,906 2,130,946
Prosus NV ..................... Broadline Retail 252,517 7,903,516
Tencent Holdings Ltd. ............. Interactive Media & Services 254,023 9,894,245
Uni-President China Holdings Ltd. .... Food Products 2,638,467 1,877,673
Weifu High-Technology Group Co. Ltd. ,
B ........................... Automobile Components 306,139 405,221
a,b
Wuxi Biologics Cayman, Inc. , 144A , Reg
S ........................... Life Sciences Tools & Services 775,388 1,418,474
57,682,929
Hong Kong 1.9%
Techtronic Industries Co. Ltd. ....... Machinery 372,626 5,063,224
Hungary 1.0%
Richter Gedeon Nyrt. ............. Pharmaceuticals 108,852 2,761,674
India 12.1%
ACC Ltd. ....................... Construction Materials 57,500 1,721,495
Bajaj Holdings & Investment Ltd. ..... Financial Services 21,931 2,180,519

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
Federal Bank Ltd. ................ Banks 1,090,012 $ 1,968,736
HDFC Bank Ltd. ................. Banks 330,011 5,756,194
Hindalco Industries Ltd. ............ Metals & Mining 83,082 561,093
ICICI Bank Ltd. .................. Banks 1,009,053 13,306,684
Infosys Ltd. ..................... IT Services 155,567 2,802,245
a
One 97 Communications Ltd. ....... Financial Services 328,173 1,590,704
a
Zomato Ltd. .................... Hotels, Restaurants & Leisure 789,191 1,730,323
31,617,993
Indonesia 0.5%
Astra International Tbk. PT ......... Industrial Conglomerates 4,089,572 1,328,663
Italy 0.4%
a,b
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 41,947 1,135,124
Mexico 2.3%
Grupo Aeroportuario del Centro Norte
SAB de CV , B ................. Transportation Infrastructure 2 20
Grupo Financiero Banorte SAB de CV ,
O ........................... Banks 526,776 5,595,148
a,b,c
Nemak SAB de CV , 144A , Reg S .... Automobile Components 1,928,563 381,173
5,976,341
Peru 0.4%
Intercorp Financial Services, Inc. ..... Banks 44,198 1,052,354
Philippines 0.4%
BDO Unibank, Inc. ............... Banks 428,462 1,177,533
Russia 0.0%
d
LUKOIL PJSC ................... Oil, Gas & Consumable Fuels 85,254 —
d
Sberbank of Russia PJSC .......... Banks 1,061,956 —
—
South Africa 1.0%
Discovery Ltd. ................... Insurance 136,272 867,920
Netcare Ltd. .................... Health Care Providers & Services 2,717,289 1,704,458
2,572,378
South Korea 20.4%
Doosan Bobcat, Inc. .............. Machinery 67,639 2,706,890
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 49,892 1,417,250
KT Skylife Co. Ltd. ............... Media 92,351 385,939
a
LegoChem Biosciences, Inc. ........ Life Sciences Tools & Services 17,754 974,108
LG Corp. ....................... Industrial Conglomerates 84,291 5,469,183
NAVER Corp. ................... Interactive Media & Services 48,509 6,722,041
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 275,217 16,497,640
Samsung Life Insurance Co. Ltd. ..... Insurance 111,393 7,882,039
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 14,288 5,054,364
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 31,330 4,139,860
Soulbrain Co. Ltd. ................ Chemicals 9,825 2,132,297
53,381,611
Taiwan 17.4%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 1,155,205 5,610,981
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 176,647 6,400,782
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 1,332,966 31,933,318

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 88,913 $ 1,649,923
45,595,004
Thailand 2.4%
Kasikornbank PCL ............... Banks 886,285 3,017,430
Kiatnakin Phatra Bank PCL ......... Banks 549,194 783,875
Minor International PCL ............ Hotels, Restaurants & Leisure 716,235 649,333
a
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 3,332,420 806,758
Thai Beverage PCL ............... Beverages 2,633,906 955,798
6,213,194
United Arab Emirates 0.4%
Emirates Central Cooling Systems Corp. Water Utilities 2,486,094 1,117,041
United Kingdom 0.9%
Unilever plc ..................... Personal Care Products 45,589 2,288,470
United States 3.1%
Cognizant Technology Solutions Corp. ,
A ........................... IT Services 53,642 3,931,422
Genpact Ltd. .................... Professional Services 123,253 4,061,187
7,992,609
Total Common Stocks (Cost $ 193,767,272 ) .....................................
235,332,290
a
Preferred Stocks 6.7%
Brazil 6.7%
c
Banco Bradesco SA , ADR .......... Banks 1,492,823 4,269,474
e
Itau Unibanco Holding SA , ADR , 2.86 % Banks 804,099 5,572,406
e
Petroleo Brasileiro SA , 15.72% ...... Oil, Gas & Consumable Fuels 1,021,528 7,609,496
17,451,376
Total Preferred Stocks (Cost $ 15,898,264 ) ......................................
17,451,376
a a a a a
Escrows and Litigation Trusts 0.0%
a,d
Hemisphere Properties India Ltd.,
Escrow Account ................ 82,304 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 209,665,536 ) ...............................
252,783,666
Short Term Investments 3.8%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 3.7%
United States 3.7%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio , 4.997% ......... 9,693,146 9,693,146
Total Money Market Funds (Cost $ 9,693,146 ) ...................................
9,693,146

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 173 .
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Investments from Cash Collateral Received for Loaned
Securities 0.1%
Money Market Funds 0.1%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio , 4.997% ......... 152,500 $ 152,500
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 152,500 ) ...................................................................
152,500
a a a a a
Total Short Term Investments (Cost $ 9,845,646 ) .................................
9,845,646
a a a
Total Investments (Cost $ 219,511,182 ) 100.5% ..................................
$262,629,312
Other Assets, less Liabilities (0.5) % ...........................................
(1,259,290)
Net Assets 100.0% ...........................................................
$261,370,022
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the aggregate value of these securities was $5,140,165, representing 2.0% of net assets.
c
A portion or all of the security is on loan at March 31, 2024.
d
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 6 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2024
Templeton Foreign VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.4%
Aerospace & Defense 3.9%
Dassault Aviation SA ................................... France 75,298 $ 16,577,595
a
Rolls-Royce Holdings plc ............................... United Kingdom 3,498,240 18,820,321
35,397,916
Automobile Components 4.8%
Continental AG ....................................... Germany 250,136 18,055,205
a
Forvia SE ........................................... France 817,984 12,392,978
Valeo SE ............................................ France 995,953 12,451,119
42,899,302
Automobiles 2.1%
Honda Motor Co. Ltd. .................................. Japan 1,538,100 19,030,718
Banks 17.2%
HDFC Bank Ltd. ...................................... India 968,461 16,892,315
ING Groep NV ....................................... Netherlands 1,801,420 29,655,923
KB Financial Group, Inc. , ADR ........................... South Korea 328,493 17,104,630
Lloyds Banking Group plc ............................... United Kingdom 42,513,475 27,801,471
Shinhan Financial Group Co. Ltd. ......................... South Korea 510,915 17,976,572
Standard Chartered plc ................................. United Kingdom 3,017,860 25,582,547
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 334,900 19,581,216
154,594,674
Broadline Retail 4.5%
Alibaba Group Holding Ltd. .............................. China 2,297,500 20,776,044
Prosus NV .......................................... China 616,743 19,303,405
40,079,449
Chemicals 4.8%
b
Albemarle Corp. ...................................... United States 101,297 13,344,867
a,c
Covestro AG , 144A , Reg S .............................. Germany 280,659 15,351,323
LG Chem Ltd. ........................................ South Korea 43,989 14,361,086
43,057,276
Commercial Services & Supplies 2.1%
b
Securitas AB , B ....................................... Sweden 1,804,485 18,599,292
Construction Materials 2.9%
CRH plc ............................................ United States 302,965 26,146,843
Containers & Packaging 3.0%
b
Smurfit Kappa Group plc ................................ Ireland 589,342 26,870,302
Electric Utilities 2.0%
a,c
Orsted A/S , 144A , Reg S ................................ Denmark 318,609 17,802,351
Energy Equipment & Services 2.3%
b
SBM Offshore NV ..................................... Netherlands 1,296,845 20,711,823
Household Durables 3.9%
Barratt Developments plc ............................... United Kingdom 2,686,685 16,124,432
Persimmon plc ....................................... United Kingdom 1,113,334 18,458,179
34,582,611
Insurance 3.0%
AIA Group Ltd. ....................................... Hong Kong 1,779,800 11,972,033
Prudential plc ........................................ Hong Kong 1,555,015 14,582,677
26,554,710

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery 2.2%
CNH Industrial NV ..................................... United States 1,495,520 $ 19,381,939
Media 1.2%
TBS Holdings, Inc. .................................... Japan 371,900 10,360,079
Metals & Mining 4.6%
Antofagasta plc ....................................... Chile 714,449 18,349,893
Sumitomo Metal Mining Co. Ltd. .......................... Japan 429,200 12,815,210
b
Wheaton Precious Metals Corp. .......................... Brazil 223,500 10,527,742
41,692,845
Oil, Gas & Consumable Fuels 10.3%
BP plc .............................................. United Kingdom 7,089,711 44,473,278
Galp Energia SGPS SA , B .............................. Portugal 471,906 7,801,365
Shell plc ............................................ Netherlands 1,223,600 40,595,221
92,869,864
Pharmaceuticals 2.3%
AstraZeneca plc ...................................... United Kingdom 151,960 20,413,271
Professional Services 1.6%
Adecco Group AG ..................................... Switzerland 363,802 14,393,645
Semiconductors & Semiconductor Equipment 8.9%
Infineon Technologies AG ............................... Germany 689,424 23,443,148
NXP Semiconductors NV ............................... China 66,732 16,534,188
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 1,669,000 39,983,546
79,960,882
Specialty Retail 0.8%
JD Sports Fashion plc .................................. United Kingdom 4,396,692 7,468,750
Technology Hardware, Storage & Peripherals 5.5%
Samsung Electronics Co. Ltd. ............................ South Korea 825,657 49,493,281
Textiles, Apparel & Luxury Goods 1.5%
Kering SA ........................................... France 34,880 13,814,750
Total Common Stocks (Cost $ 659,676,088 ) .....................................
856,176,573
Convertible Preferred Stocks 0.6%
Chemicals 0.6%
a
Albemarle Corp. , 7.25% ................................ United States 100,000 5,900,000
a
Total Convertible Preferred Stocks (Cost $ 5,000,000 ) ............................
5,900,000
Total Long Term Investments (Cost $ 664,676,088 ) ...............................
862,076,573
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 173 .
Short Term Investments 3.6%
a a
Country Shares
a
Value
a a a
Money Market Funds 3.6%
d,e
Institutional Fiduciary Trust - Money Market Portfolio , 4.997% .... United States 32,125,115 $ 32,125,115
Total Money Market Funds (Cost $ 32,125,115 ) ..................................
32,125,115
Total Short Term Investments (Cost $ 32,125,115 ) ................................
32,125,115
a
Total Investments (Cost $ 696,801,203 ) 99.6% ...................................
$894,201,688
Other Assets, less Liabilities 0.4% .............................................
3,561,527
Net Assets 100.0% ...........................................................
$897,763,215
a a a
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2024.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the aggregate value of these securities was $33,153,674, representing 3.7% of net assets.
d
See Note 6 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2024
Templeton Global Bond VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

0
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 74.7%
Australia 9.5%
New South Wales Treasury Corp. ,
Senior Bond , 2% , 3/08/33 ........ 48,446,000 AUD $ 25,773,940
a
Senior Bond , Reg S, 1.75% , 3/20/34 43,382,000 AUD 21,814,357
Queensland Treasury Corp. ,
Senior Bond , 2% , 8/22/33 ........ 49,530,000 AUD 26,129,988
a
Senior Bond , 144A, Reg S, 1.75% ,
7/20/34 ...................... 52,103,000 AUD 26,028,800
Treasury Corp. of Victoria ,
a
Senior Bond , Reg S, 2.25% , 9/15/33 35,999,000 AUD 19,189,806
Senior Bond , 2.25% , 11/20/34 ..... 49,634,000 AUD 25,575,481
144,512,372
Brazil 6.7%
Brazil Notas do Tesouro Nacional ,
10% , 1/01/27 .................. 233,800,000 BRL 46,534,786
10% , 1/01/31 .................. 112,168,000 BRL 21,557,269
10% , 1/01/33 .................. 45,024,000 BRL 8,563,949
F , 10% , 1/01/29 ................ 134,126,000 BRL 26,246,856
102,902,860
Colombia 6.8%
Colombia Government Bond , Senior
Bond , 9.85% , 6/28/27 ............ 576,000,000 COP 146,116
Colombia Titulos de Tesoreria ,
B , 7.5% , 8/26/26 ............... 62,065,600,000 COP 15,536,390
B , 6% , 4/28/28 ................. 28,988,600,000 COP 6,685,250
B , 7.75% , 9/18/30 .............. 37,868,000,000 COP 8,959,156
B , 7% , 3/26/31 ................. 17,210,500,000 COP 3,843,839
B , 7% , 6/30/32 ................. 24,227,000,000 COP 5,252,665
B , 13.25% , 2/09/33 ............. 95,554,000,000 COP 29,151,103
B , 7.25% , 10/18/34 ............. 53,738,000,000 COP 11,351,153
B , 6.25% , 7/09/36 .............. 10,374,000,000 COP 1,925,845
B , 9.25% , 5/28/42 .............. 91,424,000,000 COP 20,943,747
103,795,264
Germany 2.2%
a
Bundesobligation , Reg S, 10/18/24 ... 9,999,000 EUR 10,581,107
a
Bundesschatzanweisungen , Reg S,
0.4% , 9/13/24 ................. 21,697,000 EUR 23,072,182
33,653,289
Ghana 0.6%
b
Ghana Government Bond ,
PIK, 8.35% , 2/16/27 ............. 24,559,115 GHS 1,217,900
PIK, 8.5% , 2/15/28 .............. 24,595,360 GHS 1,087,757
PIK, 8.65% , 2/13/29 ............. 24,251,420 GHS 973,120
PIK, 5% , 2/12/30 ............... 24,287,159 GHS 900,610
PIK, 8.95% , 2/11/31 ............. 22,213,558 GHS 770,157
PIK, 9.1% , 2/10/32 .............. 22,246,245 GHS 733,851
PIK, 9.25% , 2/08/33 ............. 22,278,956 GHS 706,438
PIK, 9.4% , 2/07/34 .............. 16,949,471 GHS 522,035
PIK, 9.55% , 2/06/35 ............. 16,974,356 GHS 512,240
PIK, 9.7% , 2/05/36 .............. 16,999,261 GHS 506,235
PIK, 9.85% , 2/03/37 ............. 17,024,184 GHS 503,189

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana (continued)
b
Ghana Government Bond, (continued)
PIK, 10% , 2/02/38 .............. 17,049,125 GHS $ 502,491
8,936,023
India 4.9%
India Government Bond ,
Senior Bond , 5.77% , 8/03/30 ...... 526,000,000 INR 5,895,571
Senior Bond , 7.26% , 8/22/32 ...... 1,877,900,000 INR 22,759,404
Senior Bond , 7.18% , 8/14/33 ...... 1,416,000,000 INR 17,130,050
Senior Note , 7.1% , 4/18/29 ....... 2,390,000,000 INR 28,735,328
74,520,353
Indonesia 4.2%
Indonesia Government Bond ,
FR73 , 8.75% , 5/15/31 ........... 7,058,000,000 IDR 497,149
FR82 , 7% , 9/15/30 .............. 7,166,000,000 IDR 461,354
FR87 , 6.5% , 2/15/31 ............ 47,115,000,000 IDR 2,949,093
FR91 , 6.375% , 4/15/32 .......... 132,268,000,000 IDR 8,194,276
FR95 , 6.375% , 8/15/28 .......... 7,169,000,000 IDR 449,850
FR96 , 7% , 2/15/33 .............. 796,444,000,000 IDR 51,341,628
63,893,350
Israel 0.9%
a
Israel Government Bond , Senior Bond ,
Reg S, 1.5% , 1/16/29 ............ 14,513,000 EUR 13,998,650
Malaysia 7.6%
Malaysia Government Bond ,
3.478% , 6/14/24 ................ 17,090,000 MYR 3,611,979
4.181% , 7/15/24 ................ 33,190,000 MYR 7,031,792
4.059% , 9/30/24 ................ 38,440,000 MYR 8,152,470
3.882% , 3/14/25 ................ 56,950,000 MYR 12,096,320
3.955% , 9/15/25 ................ 8,790,000 MYR 1,873,493
3.9% , 11/30/26 ................. 68,750,000 MYR 14,716,099
3.892% , 3/15/27 ................ 5,820,000 MYR 1,245,187
3.502% , 5/31/27 ................ 9,330,000 MYR 1,971,615
3.899% , 11/16/27 ............... 209,830,000 MYR 44,914,263
3.733% , 6/15/28 ................ 15,880,000 MYR 3,374,893
4.498% , 4/15/30 ................ 29,740,000 MYR 6,538,506
3.582% , 7/15/32 ................ 49,470,000 MYR 10,261,606
115,788,223
Mexico 4.3%
Mexican Bonos ,
M , 10% , 11/20/36 ............... 39,180,000 MXN 2,482,377
M , Senior Bond , 7.75% , 11/23/34 ... 121,750,000 MXN 6,553,958
Mexican Bonos Desarr Fixed Rate ,
M , 7.5% , 5/26/33 ............... 719,380,000 MXN 38,557,679
M , Senior Bond , 8.5% , 5/31/29 ..... 114,900,000 MXN 6,692,660
M , Senior Bond , 8.5% , 11/18/38 .... 71,820,000 MXN 4,017,627
M , Senior Bond , 7.75% , 11/13/42 ... 154,590,000 MXN 7,901,369
66,205,670

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Norway 4.0%
a
Norway Government Bond ,
Senior Bond , 144A, Reg S, 1.75% ,
3/13/25 ...................... 89,312,000 NOK $ 8,038,501
Senior Bond , 144A, Reg S, 1.5% ,
2/19/26 ...................... 518,748,000 NOK 45,801,457
Senior Bond , 144A, Reg S, 1.75% ,
2/17/27 ...................... 85,989,000 NOK 7,516,366
61,356,324
Panama 4.1%
Panama Government Bond ,
Senior Bond , 3.16% , 1/23/30 ...... 3,280,000 2,733,921
Senior Bond , 2.252% , 9/29/32 ..... 7,860,000 5,631,315
Senior Bond , 3.298% , 1/19/33 ..... 800,000 617,867
Senior Bond , 6.4% , 2/14/35 ....... 29,180,000 27,628,472
Senior Bond , 6.7% , 1/26/36 ....... 880,000 856,379
Senior Bond , 6.875% , 1/31/36 ..... 5,230,000 5,111,905
Senior Bond , 8% , 3/01/38 ........ 19,080,000 20,036,097
62,615,956
Romania 2.8%
a
Romania Government Bond ,
Senior Bond , 144A, 7.125% , 1/17/33 11,200,000 11,999,266
Senior Bond , 144A, 6.375% , 1/30/34 23,740,000 24,116,160
Senior Bond , 144A, 6% , 5/25/34 .... 6,540,000 6,507,849
42,623,275
Singapore 4.5%
Singapore Government Bond ,
2.875% , 9/01/30 ................ 4,770,000 SGD 3,492,716
2.625% , 8/01/32 ................ 53,040,000 SGD 37,966,625
3.375% , 9/01/33 ................ 35,730,000 SGD 27,073,430
68,532,771
South Korea 10.1%
Korea Treasury Bonds ,
2.125% , 6/10/27 ................ 38,800,000,000 KRW 27,731,812
3.25% , 3/10/28 ................ 64,086,000,000 KRW 47,382,472
3.5% , 9/10/28 ................. 87,596,910,000 KRW 65,397,243
Senior Note , 1.75% , 9/10/26 ...... 20,481,000,000 KRW 14,624,950
155,136,477
Uruguay 1.5%
c
Uruguay Government Bond , Index
Linked, Senior Bond , 3.875% , 7/02/40 782,003,070 UYU 22,477,070
Total Foreign Government and Agency Securities (Cost $ 1,156,270,156 ) ...........
1,140,947,927
U.S. Government and Agency Securities 13.9%
United States 13.9%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ................ 27,930,000 24,133,811
3.125%, 2/15/43 ................ 16,230,000 13,450,930
3.625%, 8/15/43 ................ 56,190,000 50,000,320
3.75%, 11/15/43 ................ 14,300,000 12,940,103

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities
(continued)
United States (continued)
U.S. Treasury Bonds, (continued)
U.S. Treasury Notes , 3.5%, 2/15/33 ... 117,400,000 $ 111,208,984
211,734,148
Total U.S. Government and Agency Securities (Cost $ 223,015,306 ) ................
211,734,148
Total Long Term Investments (Cost $ 1,379,285,462 ) .............................
1,352,682,075
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.4%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , June Strike
Price 160.00 JPY , Expires 6/25/24 .. 1 96,441,000 97,124
97,124
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , August Strike
Price 132.90 JPY , Expires 8/13/24 .. 1 84,868,000 137,304
Foreign Exchange USD/JPY ,
Counterparty MSCO , June Strike
Price 136.40 JPY , Expires 6/12/24 .. 1 96,441,000 77,450
Foreign Exchange USD/JPY ,
Counterparty MSCO , September
Strike Price 140.30 JPY , Expires
9/12/24 ...................... 1 514,351,000 3,660,662
Foreign Exchange USD/JPY ,
Counterparty MSCO , August Strike
Price 141.35 JPY , Expires 8/13/24 .. 1 257,175,000 1,611,736
5,487,152
Total Options Purchased (Cost $ 11,638,227 ) ....................................
5,584,276
Short Term Investments 9.2%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 0.3%
Germany 0.3%
a ,d
Germany Treasury Bills ,
Reg S, 5/15/24 ................. 2,576,920 EUR 2,767,781
Reg S, 9/18/24 ................. 2,422,000 EUR 2,569,337
5,337,118
Total Foreign Government and Agency Securities (Cost $ 5,391,440 ) ...............
5,337,118

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Money Market Funds 8.9%
United States 8.9%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio , 4.997% ......... 135,724,075 $ 135,724,075
Total Money Market Funds (Cost $ 135,724,075 ) .................................
135,724,075
a a a a a
Total Short Term Investments (Cost $ 141,115,515 ) ...............................
141,061,193
a a a
Total Investments (Cost $ 1,532,039,204 ) 98.2% ..................................
$1,499,327,544
Options Written (0.2) % .......................................................
(2,977,245)
Other Assets, less Liabilities 2.0% .............................................
30,021,480
Net Assets 100.0% ...........................................................
$1,526,371,779
a a a
a
Number of
Contracts
Notional
Amount
#
Options Written (0.2)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , June Strike
Price 154.00 JPY , Expires 6/25/24 .. 1 96,441,000 (482,564)
(482,564)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , September
Strike Price 135.90 JPY , Expires
9/12/24 ...................... 1 353,616,000 (1,253,586)
Foreign Exchange USD/JPY ,
Counterparty MSCO , August Strike
Price 137.30 JPY , Expires 8/13/24 .. 1 257,175,000 (827,323)
Foreign Exchange USD/JPY ,
Counterparty MSCO , June Strike
Price 141.20 JPY , Expires 6/12/24 .. 1 192,882,000 (413,772)
(2,494,681)
Total Options Written (Premiums received $ 6,141,316 ) ...........................
$ (2,977,245)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the aggregate value of these securities was $224,001,619, representing 14.7% of net assets.
b
Income may be received in additional securities and/or cash.
c
Principal amount of security is adjusted for inflation.
d
The security was issued on a discount basis with no stated coupon rate.
e
See Note 6 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2024, the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... HSBK Buy 241,380,400 2,885,824 4/05/24 $ 8,875 $ —
Japanese Yen ...... HSBK Buy 755,900,000 5,157,896 4/05/24 — (162,525)
Japanese Yen ...... HSBK Sell 755,900,000 5,162,040 4/05/24 166,669 —
Japanese Yen ...... MSCO Buy 4,678,000,000 32,371,462 4/05/24 — (1,456,862)
Japanese Yen ...... MSCO Sell 4,678,000,000 31,946,896 4/05/24 1,032,296 —
Chilean Peso ...... HSBK Buy 6,783,000,000 7,001,806 4/12/24 — (81,105)
Indian Rupee ...... JPHQ Buy 1,431,342,200 17,082,087 4/15/24 77,780 —
Japanese Yen ...... BNDP Buy 14,877,674,660 104,217,436 4/15/24 — (5,746,868)
Japanese Yen ...... BOFA Buy 7,460,672,540 52,259,147 4/15/24 — (2,879,342)
Japanese Yen ...... BOFA Sell 7,460,672,540 51,031,639 4/15/24 1,651,835 —
Japanese Yen ...... DBAB Buy 9,711,052,240 67,987,856 4/15/24 — (3,713,509)
Japanese Yen ...... DBAB Sell 1,008,500,000 6,898,302 4/15/24 223,363 —
Japanese Yen ...... GSCO Buy 6,951,000,000 48,628,863 4/15/24 — (2,622,419)
Japanese Yen ...... GSCO Sell 6,951,000,000 47,542,184 4/15/24 1,535,739 —
Japanese Yen ...... MSCO Buy 28,577,684,380 195,463,781 4/15/24 — (6,317,233)
Japanese Yen ...... MSCO Sell 20,992,862,259 142,436,606 4/15/24 3,493,905 (2,336)
Chilean Peso ...... HSBK Buy 5,512,400,000 5,688,047 4/25/24 — (66,226)
Chilean Peso ...... JPHQ Buy 6,233,500,000 6,429,404 4/25/24 — (72,169)
Chilean Peso ...... JPHQ Buy 8,189,100,000 8,347,451 4/26/24 3,916 —
Indian Rupee ...... HSBK Buy 242,055,750 2,904,541 5/08/24 — (4,662)
Japanese Yen ...... JPHQ Buy 2,202,609,690 15,160,561 5/21/24 — (497,502)
Thai Baht ......... HSBK Buy 311,767,000 8,836,933 6/12/24 — (255,368)
Thai Baht ......... CITI Buy 112,978,000 3,204,141 6/14/24 — (93,966)
Thai Baht ......... HSBK Buy 146,234,000 4,121,009 6/17/24 — (94,569)
Indian Rupee ...... CITI Buy 590,870,000 7,113,773 6/18/24 — (44,765)
Indian Rupee ...... HSBK Buy 875,000,000 10,533,919 6/18/24 — (65,656)
Indian Rupee ...... JPHQ Buy 266,347,200 3,207,109 6/18/24 — (20,603)
Japanese Yen ...... MSCO Buy 2,196,400,000 15,553,478 6/20/24 — (865,572)
Thai Baht ......... HSBK Buy 599,623,014 16,822,994 6/20/24 — (309,724)
Thai Baht ......... JPHQ Buy 288,195,100 8,144,167 6/20/24 — (207,441)
Thai Baht ......... HSBK Buy 218,800,685 6,115,167 6/21/24 — (89,145)
South Korean Won .. JPHQ Buy 5,342,000,000 4,090,853 7/16/24 — (110,807)
Mexican Peso ...... MSCO Buy 107,315,000 4,723,862 9/03/24 1,576,091 —
Mexican Peso ...... MSCO Sell 107,315,000 4,562,422 9/03/24 — (1,737,530)
New Zealand Dollar . BOFA Buy 10,600,000 6,456,195 9/18/24 — (123,870)
New Zealand Dollar . CITI Buy 12,470,000 7,603,925 9/18/24 — (154,483)
New Zealand Dollar . JPHQ Buy 47,380,000 28,883,796 9/18/24 — (579,497)
Thai Baht ......... JPHQ Buy 93,377,000 2,626,269 9/23/24 — (35,502)
Australian Dollar .... HSBK Buy 71,050,000 47,058,369 9/25/24 — (540,449)
Total Forward Exchange Contracts ................................................... $9,770,469 $(28,951,705)
Net unrealized appreciation (depreciation) ............................................ $(19,181,236)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2024 , the Fund had the following interest rate swap contracts outstanding.
See Abbreviations on page 173.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.285% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/03/33 92,910,000 $ (5,745,831) $ — $ (5,745,831)
Receive Fixed 3.847% . Annual
Pay Floating 1-day
SOFR ............ Annual 8/31/33 39,360,000 (350,736) — (350,736)
Total Interest Rate Swap Contracts .................................... $(6,096,567) $ — $(6,096,567)
*
In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2024
Templeton Growth VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.9%
Aerospace & Defense 10.0%
BAE Systems plc ..................................... United Kingdom 545,608 $ 9,299,385
a
Rolls-Royce Holdings plc ............................... United Kingdom 4,071,251 21,903,086
Thales SA ........................................... France 48,858 8,328,944
39,531,415
Automobile Components 4.0%
Continental AG ....................................... Germany 89,050 6,427,767
a
Forvia SE ........................................... France 252,019 3,818,248
b
Lear Corp. .......................................... United States 40,060 5,803,893
16,049,908
Automobiles 1.4%
Honda Motor Co. Ltd. .................................. Japan 440,688 5,452,577
Banks 6.0%
Bank of America Corp. ................................. United States 248,051 9,406,094
Lloyds Banking Group plc ............................... United Kingdom 9,691,356 6,337,613
PNC Financial Services Group, Inc. (The) ................... United States 50,107 8,097,291
23,840,998
Beverages 2.3%
Anheuser-Busch InBev SA/NV ........................... Belgium 151,200 9,203,723
Broadline Retail 2.4%
a
Amazon.com, Inc. ..................................... United States 51,644 9,315,545
Capital Markets 1.2%
Intercontinental Exchange, Inc. ........................... United States 33,385 4,588,101
Chemicals 1.9%
Albemarle Corp. ...................................... United States 56,793 7,481,910
Consumer Staples Distribution & Retail 3.2%
Target Corp. ......................................... United States 72,079 12,773,120
Electric Utilities 0.4%
a,c,d
Orsted A/S , 144A , Reg S ................................ Denmark 30,840 1,723,192
Electrical Equipment 0.4%
Schneider Electric SE .................................. United States 6,690 1,512,381
Entertainment 2.8%
Walt Disney Co. (The) .................................. United States 91,246 11,164,861
Financial Services 1.2%
b
Visa, Inc. , A .......................................... United States 17,349 4,841,759
Food Products 2.2%
Danone SA .......................................... France 136,707 8,836,993
Ground Transportation 2.5%
Union Pacific Corp. .................................... United States 40,255 9,899,912
Health Care Equipment & Supplies 2.4%
Medtronic plc ........................................ United States 108,405 9,447,496
Health Care Providers & Services 3.6%
HCA Healthcare, Inc. ................................... United States 13,725 4,577,699
UnitedHealth Group, Inc. ................................ United States 19,319 9,557,110
14,134,809
Hotels, Restaurants & Leisure 2.8%
Booking Holdings, Inc. ................................. United States 1,269 4,603,780

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp. , A ................................... United States 40,185 $ 6,414,329
11,018,109
Household Durables 2.8%
Barratt Developments plc ............................... United Kingdom 389,928 2,340,195
Persimmon plc ....................................... United Kingdom 133,105 2,206,774
Sony Group Corp. ..................................... Japan 75,443 6,468,865
11,015,834
Industrial Conglomerates 2.1%
Hitachi Ltd. .......................................... Japan 45,893 4,193,446
Honeywell International, Inc. ............................. United States 19,685 4,040,346
8,233,792
Interactive Media & Services 3.5%
a
Alphabet, Inc. , A ...................................... United States 92,051 13,893,257
Leisure Products 0.9%
a,b
YETI Holdings, Inc. .................................... United States 91,251 3,517,726
Life Sciences Tools & Services 2.6%
a
ICON plc ............................................ United States 16,254 5,460,531
Thermo Fisher Scientific, Inc. ............................ United States 8,542 4,964,696
10,425,227
Machinery 3.2%
CNH Industrial NV ..................................... United States 620,612 8,043,131
Komatsu Ltd. ........................................ Japan 160,374 4,745,281
12,788,412
Media 2.3%
Comcast Corp. , A ..................................... United States 212,743 9,222,409
Oil, Gas & Consumable Fuels 5.5%
BP plc .............................................. United Kingdom 1,475,469 9,255,517
Reliance Industries Ltd. ................................. India 197,248 7,055,177
Shell plc ............................................ Netherlands 170,389 5,652,974
21,963,668
Personal Care Products 2.2%
Unilever plc .......................................... United Kingdom 174,200 8,747,442
Professional Services 0.8%
Adecco Group AG ..................................... Switzerland 78,281 3,097,149
Semiconductors & Semiconductor Equipment 6.6%
Infineon Technologies AG ............................... Germany 195,180 6,636,894
Micron Technology, Inc. ................................. United States 99,633 11,745,734
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ........... Taiwan 56,950 7,748,048
26,130,676
Software 3.5%
Microsoft Corp. ....................................... United States 20,553 8,647,058
SAP SE ............................................ Germany 27,160 5,288,323
13,935,381
Specialty Retail 4.0%
Nitori Holdings Co. Ltd. ................................. Japan 39,154 5,933,479
TJX Cos., Inc. (The) ................................... United States 96,190 9,755,590
15,689,069

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 173 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals 3.0%
Samsung Electronics Co. Ltd. ............................ South Korea 199,337 $ 11,949,081
Textiles, Apparel & Luxury Goods 1.2%
Li Ning Co. Ltd. ....................................... China 1,819,000 4,852,594
Total Common Stocks (Cost $ 276,912,646 ) .....................................
376,278,526
Short Term Investments 4.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.7%
e
FHLB , 4/01/24 ....................................... United States 6,900,000 6,896,036
Total U.S. Government and Agency Securities (Cost $ 6,900,000 ) ..................
6,896,036
a a a
Time Deposits 2.4%
Royal Bank of Canada , 5.3% , 4/01/24 ...................... Canada 9,500,000 9,500,000
Total Time Deposits (Cost $ 9,500,000 ) .........................................
9,500,000
Total Short Term Investments (Cost $ 16,400,000 ) ................................
16,396,036
a
Total Investments (Cost $ 293,312,646 ) 99.0% ...................................
$392,674,562
Other Assets, less Liabilities 1.0% .............................................
3,946,541
Net Assets 100.0% ...........................................................
$396,621,103
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2024.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the value of this security was
$1,723,192, representing 0.4% of net assets.
d
A portion or all of the security purchased on a delayed delivery basis.
e
The security was issued on a discount basis with no stated coupon rate.

Franklin Templeton Variable Insurance Products Trust

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940 (1940
Act) as an open-end management investment company, consisting of eighteen separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. Shares of the Funds are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying
Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The
Underlying Funds’ shareholder reports are not covered by this report.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements and time deposits are valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Restricted Securities
At March 31, 2024, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares VIP Fund
643,835 Windstream Holdings, Inc. ..................... 9/21/20 - 6/09/23 $ 5,263,806 $ 8,032,319
Total Restricted Securities (Value is 0.4% of Net Assets) .............. $5,263,806 $8,032,319
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth VIP Fund
35,200 Benchling , Inc., F ............................ 10/20/21 $ 1,150,910 $ 578,684
64,369
a
Blaize , Inc., 10%, 12/09/24 ..................... 1/19/23 64,36 8 64,375
1
a
Blaize , Inc., 12/09/25 ......................... 1/19/23 6 —
8,275
a
Blaize , Inc., 9/19/25 .......................... 9/20/22 - 9/22/22 — 1,418
206,272
a
Blaize , Inc., D .............................. 3/02/21 - 11/09/21 2,154,000 830,241
82,758
a
Blaize , Inc., D-2 ............................. 4/01/22 - 9/20/22 399,999 219,911
25,878 Databricks, Inc., G ........................... 2/01/21 1,529,975 1,967,827
94,539 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 1,669,739 7,281,145
48,915 Newsela, Inc., D ............................. 1/21/21 1,034,807 908,953
2. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Schedules of Investments.
At March 31, 2024, unfunded commitments were as follows:
5. Investments in FT Underlying Funds
Certain or all Funds invest in FT Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT
Services or an affiliate of Advisers. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies.
Investments in FT Underlying Funds for the period ended March 31, 2024, were as follows:
Principal
Amount*/
Shares/
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth VIP Fund (continued)
82,367 OneTrust LLC, C ............................ 4/01/21 $ 1,615,24 2 $ 1,293,140
Total Restricted Securities (Value is 2.9% of Net Assets) .............. $9,619,046 $13,145,694
Shares Issuer
Acquisition
Date Cost Value
Franklin Strategic Income VIP Fund
14,792,309
b
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 $ 114,768 $ —
1,472,041
b
K2016470219 South Africa Ltd., B ............... 2/01/17 1,093 —
27,685 Talos Energy Inc ............................ 3/04/24 366,820 377,519
Total Restricted Securities (Value is 0.1% of Net Assets) .............. $482,681 $377,519
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $195,400 as of March 31, 2024.
b
The Fund also invests in unrestricted securities of the issuer, valued at $— as of March 31, 2024.
Borrower Unfunded Commitment
Franklin Strategic Income VIP Fund
Osmosis Buyer Ltd. $ 1,755
$ 1,755
3. Restricted Securities
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
6. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
March 31, 2024, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin VolSmart Allocation VIP Fund
Non-Controlled Affiliates
Franklin Income VIP Fund, Class 1 $ 12,043,626 $ — $ (168,000) $ (18,428) $ 304,585 $ 12,161,783 796,449 $ —
Franklin U.S. Core Bond ETF ... 24,391,684 — (336,119) (70,333) (245,016) 23,740,216 1,112,475 140,410
Institutional Fiduciary Trust - Money
Market Portfolio, 4.997% ...... 2,608,818 8,365,918 (7,291,899) — — 3,682,837 3,682,837 46,866
Western Asset Core Plus Bond
Fund, Class IS ............ 11,707,211 129,398 (163,000) (45,162) (222,834) 11,405,613 1,218,548 130,949
Total Affiliated Securities .... $50,751,339 $8,495,316 $(7,959,018) $(133,923) $(163,265) $50,990,449 $318,225
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Allocation VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% $13,390,903 $17,790,573 $(19,003,331) $— $— $12,178,145 12,178,145 $163,385
Total Affiliated Securities ... $13,390,903 $17,790,573 $(19,003,331) $— $— $12,178,145 $163,385
Franklin DynaTech VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% $1,788,799 $6,312,179 $(8,074,064) $— $— $26,914 26,914 $18,391
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% $— $269,540 $(269,540) $— $— $— — $480
Total Affiliated Securities ... $1,788,799 $6,581,719 $(8,343,604) $— $— $26,914 $18,871
5. Investments in FT Underlying Funds
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Growth and Income VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% $— $1,390,000 $(834,000) $— $— $556,000 556,000 $1,699
Total Affiliated Securities ... $— $1,390,000 $(834,000) $— $— $556,000 $1,699
Franklin Income VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% $104,664,771 $125,213,455 $(188,433,843) $— $— $41,444,383 41,444,383 $763,873
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% $— $18,720,000 $(10,562,000) $— $— $8,158,000 8,158,000 $31,139
Total Affiliated Securities ... $104,664,771 $143,933,455 $(198,995,843) $— $— $49,602,383 $795,012
Franklin Large Cap Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% $— $1,295,000 $(1,295,000) $— $— $— — $1,238
Total Affiliated Securities ... $— $1,295,000 $(1,295,000) $— $— $— $1,238
Franklin Rising Dividends VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% $39,323,497 $28,223,513 $(26,935,933) $— $— $40,611,077 40,611,077 $510,625
Total Affiliated Securities ... $39,323,497 $28,223,513 $(26,935,933) $— $— $40,611,077 $510,625
6. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Small Cap Value VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% $23,892,595 $57,381,242 $(69,136,692) $— $— $12,137,145 12,137,145 $270,856
Total Affiliated Securities ... $23,892,595 $57,381,242 $(69,136,692) $— $— $12,137,145 $270,856
Franklin Small-Mid Cap Growth VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% $11,615,433 $16,011,934 $(16,802,987) $— $— $10,824,380 10,824,380 $152,952
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% $3,185,475 $13,574,129 $(14,441,404) $— $— $2,318,200 2,318,200 $53,490
Total Affiliated Securities ... $14,800,908 $29,586,063 $(31,244,391) $— $— $13,142,580 $206,442
Franklin Strategic Income VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $9,243,211 $— $(9,031,462) $(1,084,209) $872,460 $— — $56,658
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% 6,941,880 16,202,208 (17,411,110) — — 5,732,978 5,732,978 73,175
Total Affiliated Securities ... $16,185,091 $16,202,208 $(26,442,572) $(1,084,209) $872,460 $5,732,978 $129,833
Templeton Developing Markets VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% $6,253,326 $12,752,563 $(9,312,743) $— $— $9,693,146 9,693,146 $88,975
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% $47,337 $269,437 $(164,274) $— $— $152,500 152,500 $636
Total Affiliated Securities ... $6,300,663 $13,022,000 $(9,477,017) $— $— $9,845,646 $89,611
6. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
7. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Templeton Foreign VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% $68,636,979 $30,257,288 $(66,769,152) $— $— $32,125,115 32,125,115 $563,133
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% $— $1,239,870 $(1,239,870) $— $— $— — $170
Total Affiliated Securities ... $68,636,979 $31,497,158 $(68,009,022) $— $— $32,125,115 $563,303
Templeton Global Bond VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% $100,787,690 $126,456,153 $(91,519,768) $— $— $135,724,075 135,724,075 $1,218,153
Total Affiliated Securities ... $100,787,690 $126,456,153 $(91,519,768) $— $— $135,724,075 $1,218,153
Templeton Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% $— $7,547,229 $(7,547,229) $— $— $— — $1,030
Total Affiliated Securities ... $— $7,547,229 $(7,547,229) $— $— $— $1,030
6. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A summary of inputs used as of March 31, 2024, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 4,994,166 $ 2,961,378 $ — $ 7,955,544
Air Freight & Logistics ................... 2,411,808 1,219,703 — 3,631,511
Automobile Components ................. 278,775 1,902,414 — 2,181,189
Automobiles .......................... 2,188,312 2,855,205 — 5,043,517
Banks ............................... 8,506,403 8,095,956 — 16,602,359
Beverages ........................... 3,899,836 531,704 — 4,431,540
Biotechnology ......................... 5,047,081 1,732,534 — 6,779,615
Broadline Retail ....................... 9,200,308 1,912,965 — 11,113,273
Building Products ...................... 1,689,752 748,665 — 2,438,417
Capital Markets ........................ 6,904,429 3,356,360 — 10,260,789
Chemicals ........................... 6,479,341 4,209,523 — 10,688,864
Commercial Services & Supplies ........... 1,255,008 765,001 — 2,020,009
Communications Equipment .............. 3,721,701 74,093 — 3,795,794
Construction & Engineering ............... 266,152 279,465 — 545,617
Construction Materials .................. 1,935,997 1,266,844 — 3,202,841
Consumer Finance ..................... 2,961,257 — — 2,961,257
Consumer Staples Distribution & Retail ...... 3,255,183 778,153 — 4,033,336
Containers & Packaging ................. 83,503 2,177,368 — 2,260,871
Diversified Consumer Services ............ 121,645 40,895 — 162,540
Diversified REITs ...................... — 122,869 — 122,869
Diversified Telecommunication Services ..... 324,886 499,667 — 824,553
Electric Utilities ........................ 2,842,102 1,411,124 — 4,253,226
Electrical Equipment .................... 3,244,278 693,515 — 3,937,793
Electronic Equipment, Instruments &
Components .......................... 1,918,705 503,198 — 2,421,903
Energy Equipment & Services ............. 94,087 917,608 — 1,011,695
Entertainment ......................... 3,730,728 1,371,150 — 5,101,878
Financial Services ...................... 11,497,302 555,782 — 12,053,084
Food Products ........................ 786,509 1,064,967 — 1,851,476
Gas Utilities .......................... 80,295 202,309 — 282,604
Ground Transportation .................. 4,590,537 — — 4,590,537
Health Care Equipment & Supplies ......... 6,467,126 3,733,454 — 10,200,580
Health Care Providers & Services .......... 10,243,684 — — 10,243,684
Health Care Technology ................. 320,427 40,293 — 360,720
Hotels, Restaurants & Leisure ............. 2,097,709 1,652,334 — 3,750,043
Household Durables .................... 1,728,715 1,792,345 — 3,521,060
Household Products .................... 411,765 — — 411,765
Independent Power and Renewable Electricity
Producers ............................ 404,666 43,672 — 448,338
Industrial Conglomerates ................ — 905,614 — 905,614
Industrial REITs ....................... 353,176 282,566 — 635,742
Insurance ............................ 5,577,922 2,493,723 — 8,071,645
Interactive Media & Services .............. 11,388,413 184,357 — 11,572,770
IT Services ........................... 2,127,087 257,013 — 2,384,100
Leisure Products ....................... — 70,505 — 70,505
Life Sciences Tools & Services ............ 5,595,394 1,691,176 — 7,286,570
Machinery ............................ 5,978,201 2,299,521 — 8,277,722
Marine Transportation ................... — 265,746 — 265,746
Media ............................... 2,871,245 230,350 — 3,101,595
Metals & Mining ....................... 2,403,654 1,997,656 — 4,401,310
Multi-Utilities .......................... 4,152,180 192,215 — 4,344,395
Oil, Gas & Consumable Fuels ............. 8,063,141 5,183,373 — 13,246,514
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Paper & Forest Products ................. $ 84,326 $ — $ — $ 84,326
Passenger Airlines ..................... — 39,005 — 39,005
Personal Care Products ................. 1,498,078 912,938 — 2,411,016
Pharmaceuticals ....................... 7,109,919 5,948,173 — 13,058,092
Professional Services ................... 563,689 2,158,226 — 2,721,915
Real Estate Management & Development .... — 436,920 — 436,920
Residential REITs ...................... 80,053 — — 80,053
Retail REITs .......................... 1,054,563 104,133 — 1,158,696
Semiconductors & Semiconductor Equipment . 25,920,050 6,132,224 — 32,052,274
Software ............................. 31,188,032 1,029,117 — 32,217,149
Specialized REITs ...................... 1,648,754 — — 1,648,754
Specialty Retail ........................ 2,540,582 884,565 — 3,425,147
Technology Hardware, Storage & Peripherals . 7,596,324 2,191,113 — 9,787,437
Textiles, Apparel & Luxury Goods .......... 1,505,310 2,624,173 — 4,129,483
Tobacco ............................. 76,030 803,727 — 879,757
Trading Companies & Distributors .......... 1,937,959 1,641,140 — 3,579,099
Transportation Infrastructure .............. — 83,308 — 83,308
Water Utilities ......................... 183,682 — — 183,682
Management Investment Companies ......... 10,799,624 — — 10,799,624
Preferred Stocks ......................... — 660,402 — 660,402
Rights ................................. — — —
a
—
Limited Partnerships ...................... 1,890,689 — — 1,890,689
Corporate Bonds ........................ — 64,205,126 — 64,205,126
Foreign Government and Agency Securities .... — 5,841,965 — 5,841,965
U.S. Government and Agency Securities ....... — 102,207,084 — 102,207,084
Asset-Backed Securities ................... — 4,617,973 — 4,617,973
Commercial Mortgage-Backed Securities ...... — 3,755,401 — 3,755,401
Mortgage-Backed Securities ................ — 30,638,549 — 30,638,549
Municipal Bonds ......................... — 1,129,364 — 1,129,364
Residential Mortgage-Backed Securities ....... — 1,363,694 — 1,363,694
Options purchased ....................... 1,328 — — 1,328
Short Term Investments ................... 15,153,383 316,563 — 15,469,946
Total Investments in Securities ........... $275,326,966 $305,291,211
b
$— $580,618,177
Other Financial Instruments:
Forward exchange contracts ............... $— $36,374 $— $36,374
Futures contracts ........................ 304,520 — — 304,520
Swap contracts ......................... — 153,507 — 153,507
Total Other Financial Instruments ......... $304,520 $189,881 $— $494,401
Liabilities:
Other Financial Instruments:
TBA Sales Commitments .................. $ — $ 82,669 $ — $ 82,669
Forward exchange contracts ................ — 220,279 — 220,279
Futures contracts ........................ 109,456 — — 109,456
Options written .......................... 1,250 — — 1,250
Swap contracts .......................... — 82 — 82
Total Other Financial Instruments ......... $110,706 $303,030 $— $413,736
Franklin DynaTech VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 1,927,028 — — 1,927,028
Automobile Components ................. 19,322 — — 19,322
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin DynaTech VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Automobiles .......................... $ 2,451,567 $ — $ — $ 2,451,567
Biotechnology ......................... 534,294 485,328 — 1,019,622
Broadline Retail ....................... 14,573,809 — — 14,573,809
Capital Markets ........................ 3,017,567 — — 3,017,567
Communications Equipment .............. 301,869 — — 301,869
Construction & Engineering ............... 1,349,921 — — 1,349,921
Diversified Consumer Services ............ 296,680 — — 296,680
Electronic Equipment, Instruments &
Components .......................... 395,189 636,460 — 1,031,649
Energy Equipment & Services ............. 1,081,922 — — 1,081,922
Entertainment ......................... — 130,564 — 130,564
Financial Services ...................... 7,607,729 — — 7,607,729
Ground Transportation .................. 1,870,934 — — 1,870,934
Health Care Equipment & Supplies ......... 5,983,328 — — 5,983,328
Health Care Providers & Services .......... 1,104,646 — — 1,104,646
Health Care Technology ................. 315,330 49,364 — 364,694
Hotels, Restaurants & Leisure ............. 1,542,392 — — 1,542,392
Interactive Media & Services .............. 13,544,037 — — 13,544,037
IT Services ........................... 5,247,458 — — 5,247,458
Life Sciences Tools & Services ............ 5,456,132 — — 5,456,132
Pharmaceuticals ....................... 3,934,498 — — 3,934,498
Professional Services ................... 91,699 — — 91,699
Semiconductors & Semiconductor Equipment . 41,261,462 1,045,944 — 42,307,406
Software ............................. 50,551,436 — — 50,551,436
Technology Hardware, Storage & Peripherals . 2,675,431 — — 2,675,431
Trading Companies & Distributors .......... 185,676 — — 185,676
Warrants ............................... — — —
a
—
Short Term Investments ................... 26,914 — — 26,914
Total Investments in Securities ........... $167,348,270 $2,347,660
c
$— $169,695,930
Franklin Global Real Estate VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified REITs ...................... 375,156 1,725,800 — 2,100,956
Diversified Telecommunication Services ..... — 548,707 — 548,707
Health Care Providers & Services .......... 1,117,925 — — 1,117,925
Health Care REITs ..................... 7,153,931 — — 7,153,931
Hotel & Resort REITs ................... 2,901,315 908,153 — 3,809,468
Industrial REITs ....................... 12,026,822 7,078,040 — 19,104,862
Office REITs .......................... 2,347,449 3,627,622 — 5,975,071
Real Estate Management & Development .... 834,871 14,548,497 — 15,383,368
Residential REITs ...................... 15,052,861 1,489,709 — 16,542,570
Retail REITs .......................... 11,791,139 5,645,998 — 17,437,137
Specialized REITs ...................... 15,283,515 1,548,568 — 16,832,083
Short Term Investments ................... — 157,540 — 157,540
Total Investments in Securities ........... $68,884,984 $37,278,634
d
$— $106,163,618
Franklin Growth and Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 1,058,865 — — 1,058,865
Air Freight & Logistics ................... 801,116 — — 801,116
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Growth and Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Banks ............................... $ 3,801,190 $ — $ — $ 3,801,190
Beverages ........................... 1,499,492 — — 1,499,492
Capital Markets ........................ 4,311,447 — — 4,311,447
Chemicals ........................... 602,269 349,133 — 951,402
Commercial Services & Supplies ........... 118,693 — — 118,693
Communications Equipment .............. 835,493 — — 835,493
Consumer Finance ..................... 405,288 — — 405,288
Consumer Staples Distribution & Retail ...... 1,077,954 — — 1,077,954
Electric Utilities ........................ 2,092,014 — — 2,092,014
Electrical Equipment .................... 1,222,005 — — 1,222,005
Electronic Equipment, Instruments &
Components .......................... 663,021 — — 663,021
Financial Services ...................... 445,864 — — 445,864
Food Products ........................ 443,800 — — 443,800
Ground Transportation .................. 411,105 — — 411,105
Health Care Equipment & Supplies ......... 1,939,176 — — 1,939,176
Health Care Providers & Services .......... 1,982,524 — — 1,982,524
Health Care REITs ..................... 618,569 — — 618,569
Hotels, Restaurants & Leisure ............. 570,949 — — 570,949
Household Products .................... 1,293,133 — — 1,293,133
Industrial REITs ....................... 430,638 — — 430,638
Insurance ............................ 107,517 — — 107,517
Interactive Media & Services .............. 351,667 — — 351,667
Life Sciences Tools & Services ............ 1,064,194 — — 1,064,194
Machinery ............................ 691,946 — — 691,946
Media ............................... 612,319 — — 612,319
Oil, Gas & Consumable Fuels ............. 5,011,598 — — 5,011,598
Pharmaceuticals ....................... 3,011,308 — — 3,011,308
Residential REITs ...................... 613,163 — — 613,163
Semiconductors & Semiconductor Equipment . 2,002,380 — — 2,002,380
Software ............................. 1,218,417 — — 1,218,417
Specialty Retail ........................ 1,038,243 — — 1,038,243
Trading Companies & Distributors .......... 360,555 — — 360,555
Equity-Linked Securities ................... — 4,236,279 — 4,236,279
Convertible Preferred Stocks ................ 1,247,655 — — 1,247,655
Short Term Investments ................... 556,000 1,796,978 — 2,352,978
Total Investments in Securities ........... $44,511,567 $6,382,390
e
$— $50,893,957
Franklin Income VIP Fund
Assets:
Investments in Securities:
f
Common Stocks ......................... 878,306,950 — — 878,306,950
Equity-Linked Securities ................... — 300,577,888 — 300,577,888
Convertible Preferred Stocks ................ 19,246,250 — — 19,246,250
Corporate Bonds ........................ — 1,566,340,848 — 1,566,340,848
U.S. Government and Agency Securities ....... — 331,676,360 — 331,676,360
Asset-Backed Securities ................... — 12,406,132 — 12,406,132
Mortgage-Backed Securities ................ — 1,332,856 — 1,332,856
Short Term Investments ................... 49,602,383 — — 49,602,383
Total Investments in Securities ........... $947,155,583 $2,212,334,084 $— $3,159,489,667
Other Financial Instruments:
Futures contracts ........................ $1,368,742 $— $— $1,368,742
Total Other Financial Instruments ......... $1,368,742 $— $— $1,368,742
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Large Cap Growth VIP Fund
Assets:
Investments in Securities:
f
Common Stocks .........................  $102,321,059  $—  $—  $102,321,059
Short Term Investments ................... — 1,765,509 — 1,765,509
Total Investments in Securities ........... $102,321,059 $1,765,509 $— $104,086,568
Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 7,283,701 — 7,283,701
Air Freight & Logistics ................... 9,077,875 — — 9,077,875
Automobile Components ................. — 7,892,056 — 7,892,056
Automobiles .......................... 9,278,565 — — 9,278,565
Banks ............................... 12,927,345 17,425,436 — 30,352,781
Building Products ...................... 9,168,903 — — 9,168,903
Capital Markets ........................ 7,517,473 — — 7,517,473
Chemicals ........................... — 7,074,510 — 7,074,510
Consumer Finance ..................... 7,920,352 — — 7,920,352
Consumer Staples Distribution & Retail ...... — 9,167,904 — 9,167,904
Diversified Telecommunication Services ..... — 9,574,490 — 9,574,490
Electrical Equipment .................... — 7,613,978 — 7,613,978
Energy Equipment & Services ............. 8,632,959 — — 8,632,959
Entertainment ......................... 9,103,339 — — 9,103,339
Financial Services ...................... 25,052,346 — — 25,052,346
Food Products ........................ 8,436,152 6,912,734 — 15,348,886
Health Care Equipment & Supplies ......... 9,801,760 — — 9,801,760
Health Care Providers & Services .......... 26,423,304 6,098,397 — 32,521,701
Household Durables .................... 6,580,684 — — 6,580,684
Household Products .................... — 6,790,245 — 6,790,245
Industrial Conglomerates ................ — 7,663,167 — 7,663,167
Insurance ............................ 9,486,735 13,085,555 — 22,572,290
Interactive Media & Services .............. — 7,114,214 — 7,114,214
IT Services ........................... — 6,031,845 — 6,031,845
Media ............................... 8,087,070 — — 8,087,070
Metals & Mining ....................... — 6,435,848 — 6,435,848
Oil, Gas & Consumable Fuels ............. 10,162,026 20,077,895 — 30,239,921
Personal Care Products ................. 7,273,459 8,036,034 — 15,309,493
Pharmaceuticals ....................... 16,103,657 15,838,290 — 31,941,947
Real Estate Management & Development .... 7,851,936 — — 7,851,936
Semiconductors & Semiconductor Equipment . — 5,986,188 — 5,986,188
Technology Hardware, Storage & Peripherals . — 8,671,276 — 8,671,276
Textiles, Apparel & Luxury Goods .......... 3,226,855 7,022,174 — 10,249,029
Tobacco ............................. — 7,494,275 — 7,494,275
Trading Companies & Distributors .......... 15,172,917 — — 15,172,917
Corporate Bonds ........................ — 4,021,075 — 4,021,075
Senior Floating Rate Interests ............... — 8,408,667 — 8,408,667
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 9,384,609 — 9,384,609
Total Investments in Securities ........... $227,285,712 $221,104,563
g
$— $448,390,275
Other Financial Instruments:
Forward exchange contracts ............... $— $624,009 $— $624,009
Futures contracts ........................ 145,148 — — 145,148
Total Other Financial Instruments ......... $145,148 $624,009 $— $769,157
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery VIP Fund (continued)
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 5,304 $ — $ 5,304
Total Other Financial Instruments ......... $— $5,304 $— $5,304
Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... 47,949,524 — — 47,949,524
Automobiles .......................... 50,179,503 — — 50,179,503
Banks ............................... 161,520,690 — — 161,520,690
Building Products ...................... 50,405,550 — — 50,405,550
Capital Markets ........................ 36,208,425 — — 36,208,425
Construction & Engineering ............... 37,171,356 — — 37,171,356
Consumer Finance ..................... 44,292,095 — — 44,292,095
Containers & Packaging ................. 36,636,736 — — 36,636,736
Diversified Telecommunication Services ..... — — 8,032,319 8,032,319
Electric Utilities ........................ 26,168,201 — — 26,168,201
Electronic Equipment, Instruments &
Components .......................... 29,517,166 — — 29,517,166
Energy Equipment & Services ............. 43,400,531 — — 43,400,531
Entertainment ......................... 51,540,112 — — 51,540,112
Financial Services ...................... 134,775,180 — — 134,775,180
Food Products ........................ 51,264,617 — — 51,264,617
Health Care Equipment & Supplies ......... 90,555,875 — — 90,555,875
Health Care Providers & Services .......... 126,526,181 — — 126,526,181
Household Durables .................... 40,623,940 — — 40,623,940
Insurance ............................ 80,015,185 — — 80,015,185
Machinery ............................ 63,692,942 — — 63,692,942
Media ............................... 69,178,767 — — 69,178,767
Metals & Mining ....................... 17,186,649 25,530,280 — 42,716,929
Oil, Gas & Consumable Fuels ............. 109,658,697 41,687,876 — 151,346,573
Personal Care Products ................. 40,204,366 — — 40,204,366
Pharmaceuticals ....................... 93,628,470 47,705,098 — 141,333,568
Professional Services ................... 69,768,101 — — 69,768,101
Real Estate Management & Development .... 44,157,559 — — 44,157,559
Retail REITs .......................... 47,385,861 — — 47,385,861
Software ............................. 72,668,446 — — 72,668,446
Specialized REITs ...................... 21,935,256 — — 21,935,256
Textiles, Apparel & Luxury Goods .......... 31,802,816 — — 31,802,816
Tobacco ............................. — 37,168,890 — 37,168,890
Trading Companies & Distributors .......... 76,132,906 — — 76,132,906
Wireless Telecommunication Services ....... 26,940,114 — — 26,940,114
Corporate Bonds ........................ — 19,082,695 — 19,082,695
Senior Floating Rate Interests ............... — 57,066,317 — 57,066,317
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 25,685,237 — 25,685,237
Total Investments in Securities ........... $1,923,091,817 $253,926,393
h
$8,032,319 $2,185,050,529
Other Financial Instruments:
Forward exchange contracts ............... $— $13,516 $— $13,516
Futures contracts ........................ 165,623 — — 165,623
Total Other Financial Instruments ......... $165,623 $13,516 $— $179,139
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Rising Dividends VIP Fund
Assets:
Investments in Securities:
f
Common Stocks ......................... $ 1,496,331,415 $ — $ — $ 1,496,331,415
Short Term Investments ................... 40,611,077 — — 40,611,077
Total Investments in Securities ........... $1,536,942,492 $— $— $1,536,942,492
Franklin Small Cap Value VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 57,788,528 — 57,788,528
Automobile Components ................. 18,522,787 — — 18,522,787
Banks ............................... 173,277,490 — — 173,277,490
Building Products ...................... 32,182,833 — — 32,182,833
Capital Markets ........................ 15,299,263 — — 15,299,263
Chemicals ........................... 63,002,725 19,077,424 — 82,080,149
Commercial Services & Supplies ........... 26,564,546 — — 26,564,546
Communications Equipment .............. 18,754,314 — — 18,754,314
Construction & Engineering ............... 39,700,534 — — 39,700,534
Consumer Finance ..................... 4,569,348 — — 4,569,348
Diversified REITs ...................... 10,851,754 — — 10,851,754
Electric Utilities ........................ 11,140,762 — — 11,140,762
Electrical Equipment .................... 29,364,405 — — 29,364,405
Electronic Equipment, Instruments &
Components .......................... 56,508,977 — — 56,508,977
Energy Equipment & Services ............. 5,770,052 — — 5,770,052
Food Products ........................ 31,199,685 — — 31,199,685
Health Care Equipment & Supplies ......... 39,307,258 — — 39,307,258
Hotel & Resort REITs ................... 12,110,071 — — 12,110,071
Hotels, Restaurants & Leisure ............. 58,999,898 — — 58,999,898
Household Durables .................... 21,986,748 — — 21,986,748
Industrial REITs ....................... 1,066,057 — — 1,066,057
Insurance ............................ 69,787,206 — — 69,787,206
Leisure Products ....................... 28,890,271 — — 28,890,271
Machinery ............................ 59,201,790 — — 59,201,790
Metals & Mining ....................... 15,519,220 — — 15,519,220
Multi-Utilities .......................... 3,350,529 — — 3,350,529
Office REITs .......................... 3,071,464 — — 3,071,464
Oil, Gas & Consumable Fuels ............. 59,860,209 — — 59,860,209
Paper & Forest Products ................. 16,913,571 — — 16,913,571
Professional Services ................... 14,452,913 — — 14,452,913
Real Estate Management & Development .... 4,883,333 — — 4,883,333
Retail REITs .......................... 1,080,748 — — 1,080,748
Semiconductors & Semiconductor Equipment . 14,412,625 — — 14,412,625
Software ............................. 40,121,200 — — 40,121,200
Specialty Retail ........................ 1,808,612 — — 1,808,612
Textiles, Apparel & Luxury Goods .......... 3,482,769 6,656,799 — 10,139,568
Trading Companies & Distributors .......... 36,148,261 — — 36,148,261
Short Term Investments ................... 12,137,145 — — 12,137,145
Total Investments in Securities ........... $1,055,301,373 $83,522,751
i
$— $1,138,824,124
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 14,844,112 — — 14,844,112
Automobile Components ................. 2,343,735 — — 2,343,735
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Beverages ........................... $ 3,822,612 $ — $ — $ 3,822,612
Biotechnology ......................... 9,181,673 — — 9,181,673
Building Products ...................... 10,446,960 — — 10,446,960
Capital Markets ........................ 34,509,481 — — 34,509,481
Commercial Services & Supplies ........... 4,709,424 — — 4,709,424
Containers & Packaging ................. 4,732,900 — — 4,732,900
Electrical Equipment .................... 7,516,485 — — 7,516,485
Electronic Equipment, Instruments &
Components .......................... 6,205,830 — — 6,205,830
Energy Equipment & Services ............. 3,118,122 — — 3,118,122
Entertainment ......................... 5,650,640 — — 5,650,640
Financial Services ...................... 7,053,972 — — 7,053,972
Food Products ........................ 8,745,219 — — 8,745,219
Ground Transportation .................. 6,381,921 — — 6,381,921
Health Care Equipment & Supplies ......... 23,323,686 — — 23,323,686
Health Care Providers & Services .......... 2,971,332 — — 2,971,332
Health Care Technology ................. 8,544,534 — — 8,544,534
Hotels, Restaurants & Leisure ............. 29,239,926 — — 29,239,926
Household Durables .................... 3,094,185 — — 3,094,185
Industrial REITs ....................... 3,794,760 — — 3,794,760
Insurance ............................ 5,075,812 — — 5,075,812
Interactive Media & Services .............. 9,955,363 — — 9,955,363
IT Services ........................... 23,100,611 — — 23,100,611
Leisure Products ....................... — — 7,281,145 7,281,145
Life Sciences Tools & Services ............ 28,777,045 — — 28,777,045
Machinery ............................ 9,345,777 — — 9,345,777
Media ............................... 3,289,042 — — 3,289,042
Oil, Gas & Consumable Fuels ............. 10,577,652 — — 10,577,652
Passenger Airlines ..................... 3,834,387 — — 3,834,387
Personal Care Products ................. 4,654,517 — — 4,654,517
Pharmaceuticals ....................... 3,299,508 — — 3,299,508
Professional Services ................... 21,640,798 — — 21,640,798
Residential REITs ...................... 3,310,160 — — 3,310,160
Semiconductors & Semiconductor Equipment . 17,758,474 — — 17,758,474
Software ............................. 54,358,849 — — 54,358,849
Specialized REITs ...................... 3,349,532 — — 3,349,532
Specialty Retail ........................ 23,057,408 — — 23,057,408
Textiles, Apparel & Luxury Goods .......... 2,812,680 — — 2,812,680
Trading Companies & Distributors .......... 8,369,690 — — 8,369,690
Convertible Preferred Stocks ................ — — 5,798,756 5,798,756
Warrants ............................... — — 1,418
a
1,418
Convertible Bonds ....................... — — 195,400 195,400
Corporate Bonds ........................ — — 64,375 64,375
Short Term Investments ................... 13,142,580 — — 13,142,580
Total Investments in Securities ........... $449,941,394 $— $13,341,094 $463,282,488
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ....................... — — —
a
—
Hotels, Restaurants & Leisure ............. — 866 — 866
Machinery ............................ — 94,439 — 94,439
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Oil, Gas & Consumable Fuels ............. $ 2,849 $ 39,556 $ 377,519 $ 419,924
Preferred Stocks ......................... — 169 — 169
Warrants ............................... — — 38 38
Corporate Bonds :
Aerospace & Defense ................... — 1,294,190 — 1,294,190
Air Freight & Logistics ................... — 814,184 — 814,184
Automobile Components ................. — 3,174,670 — 3,174,670
Automobiles .......................... — 921,306 — 921,306
Banks ............................... — 18,395,454 — 18,395,454
Beverages ........................... — 920,536 — 920,536
Biotechnology ......................... — 1,080,319 — 1,080,319
Broadline Retail ....................... — — —
a
—
Building Products ...................... — 2,672,677 — 2,672,677
Capital Markets ........................ — 7,106,004 — 7,106,004
Chemicals ........................... — 5,253,897 — 5,253,897
Commercial Services & Supplies ........... — 2,921,885 — 2,921,885
Construction & Engineering ............... — 738,022 — 738,022
Construction Materials .................. — 733,535 — 733,535
Consumer Finance ..................... — 1,911,801 — 1,911,801
Consumer Staples Distribution & Retail ...... — 1,382,285 — 1,382,285
Containers & Packaging ................. — 4,282,555 — 4,282,555
Distributors ........................... — 518,507 — 518,507
Diversified Consumer Services ............ — 1,139,523 — 1,139,523
Diversified REITs ...................... — 1,495,399 — 1,495,399
Diversified Telecommunication Services ..... — 3,231,272 — 3,231,272
Electric Utilities ........................ — 6,142,977 — 6,142,977
Electrical Equipment .................... — 1,028,272 — 1,028,272
Electronic Equipment, Instruments &
Components .......................... — 1,594,614 — 1,594,614
Energy Equipment & Services ............. — 611,552 — 611,552
Entertainment ......................... — 654,710 — 654,710
Financial Services ...................... — 2,934,292 — 2,934,292
Food Products ........................ — 2,879,533 — 2,879,533
Gas Utilities .......................... — 203,667 — 203,667
Ground Transportation .................. — 2,442,082 — 2,442,082
Health Care Equipment & Supplies ......... — 2,418,230 — 2,418,230
Health Care Providers & Services .......... — 6,876,688 — 6,876,688
Health Care REITs ..................... — 541,664 — 541,664
Health Care Technology ................. — 817,412 — 817,412
Hotel & Resort REITs ................... — 1,073,429 — 1,073,429
Hotels, Restaurants & Leisure ............. — 4,775,671 — 4,775,671
Household Durables .................... — 1,442,004 — 1,442,004
Household Products .................... — 826,827 — 826,827
Independent Power and Renewable Electricity
Producers ............................ — 4,240,212 — 4,240,212
Insurance ............................ — 5,678,790 — 5,678,790
Interactive Media & Services .............. — 769,437 — 769,437
IT Services ........................... — 4,141,846 — 4,141,846
Life Sciences Tools & Services ............ — 620,120 — 620,120
Machinery ............................ — 1,780,095 — 1,780,095
Media ............................... — 5,727,822 — 5,727,822
Metals & Mining ....................... — 2,731,845 — 2,731,845
Mortgage Real Estate Investment Trusts
(REITs) .............................. — 1,000,922 — 1,000,922
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Multi-Utilities .......................... $ — $ 1,680,627 $ — $ 1,680,627
Office REITs .......................... — 245,469 — 245,469
Oil, Gas & Consumable Fuels ............. — 18,319,016 — 18,319,016
Paper & Forest Products ................. — 951,796 — 951,796
Passenger Airlines ..................... — 1,661,386 — 1,661,386
Personal Care Products ................. — 2,898,054 — 2,898,054
Pharmaceuticals ....................... — 3,335,458 — 3,335,458
Real Estate Management & Development .... — 399,856 — 399,856
Residential REITs ...................... — 430,158 — 430,158
Software ............................. — 734,513 — 734,513
Specialized REITs ...................... — 918,136 — 918,136
Specialty Retail ........................ — 192,196 — 192,196
Technology Hardware, Storage & Peripherals . — 1,072,593 — 1,072,593
Textiles, Apparel & Luxury Goods .......... — 1,908,765 — 1,908,765
Tobacco ............................. — 2,192,182 — 2,192,182
Trading Companies & Distributors .......... — 2,614,324 — 2,614,324
Transportation Infrastructure .............. — 118,359 — 118,359
Wireless Telecommunication Services ....... — 1,573,871 — 1,573,871
Senior Floating Rate Interests ............... — 7,491,557 — 7,491,557
Marketplace Loans ....................... — — 2,993,854 2,993,854
Foreign Government and Agency Securities .... — 5,878,217 — 5,878,217
U.S. Government and Agency Securities ....... — 56,567,101 — 56,567,101
Asset-Backed Securities ................... — 12,183,544 — 12,183,544
Commercial Mortgage-Backed Securities ...... — 1,478,980 — 1,478,980
Mortgage-Backed Securities ................ — 35,759,331 — 35,759,331
Residential Mortgage-Backed Securities ....... — 7,758,758 — 7,758,758
Escrows and Litigation Trusts ............... — 14,580 —
a
14,580
Short Term Investments ................... 5,732,978 — — 5,732,978
Total Investments in Securities ........... $5,735,827 $292,456,591 $3,371,411 $301,563,829
Other Financial Instruments:
Forward exchange contracts ............... $— $15,288 $— $15,288
Futures contracts ........................ 76,844 — — 76,844
Swap contracts ......................... — 781,732 — 781,732
Unfunded Loan Commitments .............. — 3 — 3
Total Other Financial Instruments ......... $76,844 $797,023 $— $873,867
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 119,597 $ — $ 119,597
Futures contracts ........................ 62,143 — — 62,143
Total Other Financial Instruments ......... $62,143 $119,597 $— $181,740
Franklin U.S. Government Securities VIP Fund
Assets:
Investments in Securities:
f
Corporate Bonds ........................ — 5,161,391 — 5,161,391
Foreign Government and Agency Securities .... — 10,485,237 — 10,485,237
U.S. Government and Agency Securities ....... — 82,414,103 — 82,414,103
Mortgage-Backed Securities ................ — 417,915,892 — 417,915,892
Short Term Investments ................... — 29,138,187 — 29,138,187
Total Investments in Securities ........... $— $545,114,810 $— $545,114,810
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin VolSmart Allocation VIP Fund
Assets:
Investments in Securities:
f
Common Stocks ......................... $ 111,377,868 $ — $ — $ 111,377,868
Investments in Underlying Funds and Exchange
Traded Funds ........................... 47,307,612 — — 47,307,612
Short Term Investments ................... 3,682,837 — — 3,682,837
Total Investments in Securities ........... $162,368,317 $— $— $162,368,317
Liabilities:
Other Financial Instruments:
Swap contracts .......................... $— $930 $— $930
Total Other Financial Instruments ......... $— $930 $— $930
Level 1 Level 2 Level 3 Total
Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 5,652,115 $ — $ — $ 5,652,115
Cambodia ............................ — 476,521 — 476,521
Chile ................................ 2,247,512 — — 2,247,512
China ............................... 6,823,055 50,859,874 — 57,682,929
Hong Kong ........................... — 5,063,224 — 5,063,224
Hungary ............................. 2,761,674 — — 2,761,674
India ................................ — 31,617,993 — 31,617,993
Indonesia ............................ — 1,328,663 — 1,328,663
Italy ................................. — 1,135,124 — 1,135,124
Mexico .............................. — 5,976,341 — 5,976,341
Peru ................................ 1,052,354 — — 1,052,354
Philippines ............................ 1,177,533 — — 1,177,533
Russia ............................... — — —
j
—
South Africa ........................... 867,920 1,704,458 — 2,572,378
South Korea .......................... — 53,381,611 — 53,381,611
Taiwan ............................... — 45,595,004 — 45,595,004
Thailand ............................. — 6,213,194 — 6,213,194
United Arab Emirates .................... 1,117,041 — — 1,117,041
United Kingdom ........................ — 2,288,470 — 2,288,470
United States .......................... 7,992,609 — — 7,992,609
Preferred Stocks ........................ 17,451,376 — — 17,451,376
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 9,845,646 — — 9,845,646
Total Investments in Securities ........... $56,988,835 $205,640,477
k
$— $262,629,312
Level 1 Level 2 Level 3 Total
Templeton Foreign VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 35,397,916 $ — $ 35,397,916
Automobile Components ................. — 42,899,302 — 42,899,302
Automobiles .......................... — 19,030,718 — 19,030,718
Banks ............................... 17,104,630 137,490,044 — 154,594,674
Broadline Retail ....................... — 40,079,449 — 40,079,449
Chemicals ........................... 13,344,867 29,712,409 — 43,057,276
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Templeton Foreign VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Commercial Services & Supplies ........... $ — $ 18,599,292 $ — $ 18,599,292
Construction Materials .................. — 26,146,843 — 26,146,843
Containers & Packaging ................. — 26,870,302 — 26,870,302
Electric Utilities ........................ — 17,802,351 — 17,802,351
Energy Equipment & Services ............. — 20,711,823 — 20,711,823
Household Durables .................... — 34,582,611 — 34,582,611
Insurance ............................ — 26,554,710 — 26,554,710
Machinery ............................ 19,381,939 — — 19,381,939
Media ............................... — 10,360,079 — 10,360,079
Metals & Mining ....................... 10,527,742 31,165,103 — 41,692,845
Oil, Gas & Consumable Fuels ............. — 92,869,864 — 92,869,864
Pharmaceuticals ....................... — 20,413,271 — 20,413,271
Professional Services ................... — 14,393,645 — 14,393,645
Semiconductors & Semiconductor Equipment . 16,534,188 63,426,694 — 79,960,882
Specialty Retail ........................ — 7,468,750 — 7,468,750
Technology Hardware, Storage & Peripherals . — 49,493,281 — 49,493,281
Textiles, Apparel & Luxury Goods .......... — 13,814,750 — 13,814,750
Convertible Preferred Stocks ................ 5,900,000 — — 5,900,000
Short Term Investments ................... 32,125,115 — — 32,125,115
Total Investments in Securities ........... $114,918,481 $779,283,207
l
$— $894,201,688
Level 1 Level 2 Level 3 Total
Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities .... $ — $ 1,140,947,927 $ — $ 1,140,947,927
U.S. Government and Agency Securities ....... — 211,734,148 — 211,734,148
Options purchased ....................... — 5,584,276 — 5,584,276
Short Term Investments ................... 135,724,075 5,337,118 — 141,061,193
Total Investments in Securities ........... $135,724,075 $1,363,603,469 $— $1,499,327,544
Other Financial Instruments:
Forward exchange contracts ............... $— $9,770,469 $— $9,770,469
Swap contracts ......................... — — — —
Total Other Financial Instruments ......... $— $9,770,469 $— $9,770,469
Liabilities:
Other Financial Instruments:
Options written .......................... $— $2,977,245 $— $2,977,245
Forward exchange contracts ................ — 28,951,705 — 28,951,705
Swap contracts .......................... — 6,096,567 — 6,096,567
Total Other Financial Instruments ......... $— $38,025,517 $— $38,025,517
Level 1 Level 2 Level 3 Total
Templeton Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 39,531,415 $ — $ 39,531,415
Automobile Components ................. 5,803,893 10,246,015 — 16,049,908
Automobiles .......................... — 5,452,577 — 5,452,577
Banks ............................... 17,503,385 6,337,613 — 23,840,998
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Templeton Growth VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Beverages ........................... $ — $ 9,203,723 $ — $ 9,203,723
Broadline Retail ....................... 9,315,545 — — 9,315,545
Capital Markets ........................ 4,588,101 — — 4,588,101
Chemicals ........................... 7,481,910 — — 7,481,910
Consumer Staples Distribution & Retail ...... 12,773,120 — — 12,773,120
Electric Utilities ........................ — 1,723,192 — 1,723,192
Electrical Equipment .................... — 1,512,381 — 1,512,381
Entertainment ......................... 11,164,861 — — 11,164,861
Financial Services ...................... 4,841,759 — — 4,841,759
Food Products ........................ — 8,836,993 — 8,836,993
Ground Transportation .................. 9,899,912 — — 9,899,912
Health Care Equipment & Supplies ......... 9,447,496 — — 9,447,496
Health Care Providers & Services .......... 14,134,809 — — 14,134,809
Hotels, Restaurants & Leisure ............. 11,018,109 — — 11,018,109
Household Durables .................... — 11,015,834 — 11,015,834
Industrial Conglomerates ................ 4,040,346 4,193,446 — 8,233,792
Interactive Media & Services .............. 13,893,257 — — 13,893,257
Leisure Products ....................... 3,517,726 — — 3,517,726
Life Sciences Tools & Services ............ 10,425,227 — — 10,425,227
Machinery ............................ 8,043,131 4,745,281 — 12,788,412
Media ............................... 9,222,409 — — 9,222,409
Oil, Gas & Consumable Fuels ............. — 21,963,668 — 21,963,668
Personal Care Products ................. — 8,747,442 — 8,747,442
Professional Services ................... — 3,097,149 — 3,097,149
Semiconductors & Semiconductor Equipment . 19,493,782 6,636,894 — 26,130,676
Software ............................. 8,647,058 5,288,323 — 13,935,381
Specialty Retail ........................ 9,755,590 5,933,479 — 15,689,069
Technology Hardware, Storage & Peripherals . — 11,949,081 — 11,949,081
Textiles, Apparel & Luxury Goods .......... — 4,852,594 — 4,852,594
Short Term Investments ................... — 16,396,036 — 16,396,036
Total Investments in Securities ........... $205,011,426 $187,663,136
m
$— $392,674,562
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $91,215,492, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $2,347,660, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $37,121,094, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
Includes foreign securities valued at $349,133, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
f
For detailed categories, see the accompanying Schedule of Investments.
g
Includes foreign securities valued at $199,290,212, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
h
Includes foreign securities valued at $152,092,144, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
i
Includes foreign securities valued at $83,522,751, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
j
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at  March 31, 2024.
k
Includes foreign securities valued at $205,640,477, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At March 31, 2024, the reconciliations are as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2024, are as follows:
l
Includes foreign securities valued at $779,283,207, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
m
Includes foreign securities valued at $171,267,100, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Leisure Products .... $ 6,610,010 $ — $ — $ — $ — $ — $ — $ 671,135 $ 7,281,145 $ 671,135
Convertible Preferred
Stocks :
Diversified Consumer
Services .......... 901,223 — — — — — — 7,730 908,953 7,730
Software .......... 5,004,113 — — — — — — (114,310) 4,889,803 (114,310)
Warrants :
Software .......... 1,418
c
— —
c
— — — — — 1,418
c
—
Convertible Bonds :
Software .......... 195,400 — — — — — — — 195,400 —
Corporate Bonds :
Software .......... 64,375 — — — — — — — 64,375 —
Total Investments in
Securities ............ $12,776,539 $— $— $— $— $— $— $564,555 $13,341,094 $564,555
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... —
c
— — — — — — — —
c
—
Oil, Gas & Consumable
Fuels ............ — 366,820 — — — — — 10,699 377,519 10,699
Warrants :
Machinery ......... — 132 — — — — — (94) 38 (94)
Corporate Bonds :
Broadline Retail ..... —
c
— — — — — — — —
c
—
Marketplace Loans :
Financial Services ... 3,684,351 869 (622,499) — — — (29,134) (39,733) 2,993,854 (98,423)
Escrows and Litigation
Trusts : —
c
—
c
— — — — — — —
c
—
Total Investments in
Securities ............ $3,684,351 $367,821 $(622,499) $— $— $— $(29,134) $(29,128) $3,371,411 $(87,818)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations List
EV - Enterprise value
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks:
Leisure Products
...............
$7,281,145 Market comparables Discount for lack of
marketability
14.5% Decrease
EV / revenue multiple 5.4x Increase
All Other Investments
.............
6,059,949
c,d
Total
..........................
$13,341,094
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Marketplace Loans:
Financial Services
..............
$2,993,854 Discounted cash flow Loss-adjusted
discount rate
2.0% - 19.6%
(8.2%)
Decrease
Projected loss rate 0.5% - 30.9%
(18.8%)
Decrease
All other investments
.............
377,557
c,d
Total
..........................
$3,371,411
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
d
Includes financial instruments determined to have no value.
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
UBSW
UBS AG
WFLA
Wells Fargo Bank NA
Cu r rency
AED
Emirati Dirham
AUD
Australian Dollar
BRL
Brazilian Real
CHF
Swiss Franc
CNY
Chinese Yuan
COP
Colombian Peso
EUR
Euro
GBP
British Pound
GHS
Ghanaian Cedi
HKD
Hong Kong Dollar
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
MYR
Malaysian Ringgit
NOK
Norwegian Krone
NZD
New Zealand Dollar
SGD
Singapore Dollar
USD
United States Dollar
UYU
Uruguayan Peso
ZAR
South African Rand
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CDX.NA.IG.
Series number
CDX North America Investment Grade Index
Selected Portfolio
ADR
American Depositary Receipt
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
COFI
Cost of Funds Index
ETF
Exchange-Traded Fund
FFCB
Federal Farm Credit Banks Funding Corp.
FHLB
Federal Home Loan Banks
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
IBOR
Interbank Offered Rate
LIBOR
London Interbank Offered Rate
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
TBA
To-Be-Announced
TIPS
Treasury Inflation Protected Securities
T-Note
Treasury Note
VIX
Market Volatility Index
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 5.34%
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.